UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices)(Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: July 31, 2011

Date of reporting period: October 31, 2010

Item  1. Schedules of Investments.

Schedule of Investments (Unaudited)

iShares® FTSE China 25 Index Fund

October 31, 2010

Security	Shares	Value

COMMON STOCKS—99.93%

AIRLINES—2.04%
Air China Ltd. Class H(a)	127,806,000	$171,786,247

		171,786,247
BANKS—36.29%
Agricultural Bank of China Ltd. Class H(a)	590,163,000	311,361,360
Bank of China Ltd. Class H	601,440,000	359,981,115
Bank of Communications Co. Ltd. Class H(b)	291,949,000	318,977,340
China CITIC Bank Class H(b)	357,105,000	259,342,537
China Construction Bank Corp. Class H	821,968,000	783,553,722
China Merchants Bank Co. Ltd. Class H(b)	118,408,575	336,027,843
Industrial and Commercial Bank of China Ltd. Class H	849,534,000	683,808,955

		3,053,052,872
COAL—7.22%
China Coal Energy Co. Class H	157,878,000	272,895,167
China Shenhua Energy Co. Ltd. Class H	75,180,000	334,572,965

		607,468,132
ELECTRICAL COMPONENTS & EQUIPMENT—1.91%
BYD Co. Ltd. Class H(b)	26,313,000	160,376,824

		160,376,824
ENGINEERING & CONSTRUCTION—3.48%
China Communications Construction Co. Ltd. Class H	170,408,000	162,883,696
China Railway Group Ltd. Class H	161,637,000	130,313,746

		293,197,442
INSURANCE—11.71%
China Life Insurance Co. Ltd. Class H	115,276,000	504,833,430
China Pacific Insurance (Group) Co. Ltd. Class H	35,585,200	147,577,387
Ping An Insurance (Group) Co. of China Ltd. Class H	30,898,500	332,608,365

		985,019,182
MINING—3.44%
Aluminum Corp. of China Ltd. Class H(a)(b)	152,866,000	145,130,317
Zijin Mining Group Co. Ltd. Class H	152,866,000	144,144,378

		289,274,695
OIL & GAS—14.88%
China Petroleum & Chemical Corp. Class H	360,864,000	340,275,253
CNOOC Ltd.	281,925,000	584,048,024
PetroChina Co. Ltd. Class H	268,142,000	327,209,128

		1,251,532,405
TELECOMMUNICATIONS—17.59%
China Mobile Ltd.	80,818,500	823,061,617
China Telecom Corp. Ltd. Class H	621,488,000	321,474,515
China Unicom (Hong Kong) Ltd.	235,564,000	334,857,433

		1,479,393,565

Schedule of Investments (Unaudited) (Continued)

iShares® FTSE China 25 Index Fund

October 31, 2010

TRANSPORTATION—1.37%
China COSCO Holdings Co. Ltd. Class H(a)(b)	98,987,000	115,429,289

		115,429,289

TOTAL COMMON STOCKS
(Cost: $7,686,874,364)		8,406,530,653

SHORT-TERM INVESTMENTS—4.33%

MONEY MARKET FUNDS—4.33%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.28%(c)(d)(e)	318,241,344	318,241,344
BlackRock Cash Funds: Prime, SL Agency Shares
0.26%(c)(d)(e)	44,297,412	44,297,412
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(c)(d)	1,408,790	1,408,790

		363,947,546

TOTAL SHORT-TERM INVESTMENTS
(Cost: $363,947,546)		363,947,546

TOTAL INVESTMENTS IN SECURITIES—104.26%
(Cost: $8,050,821,910)		8,770,478,199
Other Assets, Less Liabilities—(4.26)%		(358,089,741)

NET ASSETS—100.00%		$8,412,388,458

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® FTSE China (HK Listed) Index Fund

October 31, 2010

Security	Shares	Value

COMMON STOCKS—99.92%

AGRICULTURE—0.39%
China Agri-Industries Holdings Ltd.(a)	154,000	$224,078

		224,078
AIRLINES—1.21%
Air China Ltd. Class H(b)	330,000	443,559
China Eastern Airlines Corp. Ltd. Class H(b)	154,000	97,339
China Southern Airlines Co. Ltd. Class H(a)(b)	243,000	165,191

		706,089
AUTO MANUFACTURERS—1.80%
Dongfeng Motor Group Co. Ltd. Class H	242,000	524,438
Great Wall Motor Co. Ltd. Class H	49,500	155,480
Guangzhou Automobile Group Co. Ltd. Class H	242,415	368,987

		1,048,905
AUTO PARTS & EQUIPMENT—0.50%
Weichai Power Co. Ltd. Class H	22,200	291,521

		291,521
BANKS—30.92%
Agricultural Bank of China Ltd. Class H(b)	1,474,000	777,661
Bank of China Ltd. Class H	5,489,000	3,285,342
Bank of Communications Co. Ltd. Class H(a)	770,000	841,286
China CITIC Bank Class H	891,000	647,076
China Construction Bank Corp. Class H	6,501,000	6,197,179
China Merchants Bank Co. Ltd. Class H(a)	374,148	1,061,782
China Minsheng Banking Corp. Ltd. Class H	401,500	373,414
Industrial and Commercial Bank of China Ltd. Class H	6,006,000	4,834,364

		18,018,104
BEVERAGES—0.40%
Tsingtao Brewery Co. Ltd. Class H	44,000	235,259

		235,259
BUILDING MATERIALS—1.47%
Anhui Conch Cement Co. Ltd. Class H	88,000	368,923
BBMG Corp. Class H	154,000	218,913
China National Building Material Co. Ltd. Class H	110,000	268,178

		856,014
CHEMICALS—0.71%
China BlueChemical Ltd. Class H	176,000	139,169
Sinofert Holdings Ltd.(b)	220,000	116,352
Sinopec Shanghai Petrochemical Co. Ltd. Class H	220,000	98,758
Sinopec Yizheng Chemical Fibre Co. Ltd. Class H(b)	154,000	57,410

		411,689

Schedule of Investments (Unaudited) (Continued)

iShares® FTSE China (HK Listed) Index Fund

October 31, 2010

COAL—4.63%
China Coal Energy Co. Class H	396,000	684,493
China Shenhua Energy Co. Ltd. Class H	324,500	1,444,120
Yanzhou Coal Mining Co. Ltd. Class H	198,000	569,560

		2,698,173
COMMERCIAL SERVICES—1.25%
Anhui Expressway Co. Class H	44,000	33,487
COSCO Pacific Ltd.	132,000	206,029
Jiangsu Expressway Co. Ltd. Class H	132,000	160,056
Shenzhen Expressway Co. Ltd. Class H	66,000	36,353
Shenzhen International Holdings Ltd.(a)	1,045,000	82,227
Sichuan Expressway Co. Ltd. Class H	88,000	57,325
Zhejiang Expressway Co. Ltd. Class H	154,000	155,146

		730,623
DIVERSIFIED FINANCIAL SERVICES—0.29%
China Everbright Ltd.	66,000	171,549

		171,549
ELECTRIC—1.16%
China Resources Power Holdings Co. Ltd.	177,600	341,807
Datang International Power Generation Co. Ltd. Class H	308,000	123,958
Huadian Power International Corp. Ltd. Class H(a)	154,000	35,360
Huaneng Power International Inc. Class H	308,000	176,005

		677,130
ELECTRICAL COMPONENTS & EQUIPMENT—1.12%
BYD Co. Ltd. Class H(a)	66,000	402,268
Dongfang Electric Corp. Ltd. Class H	39,600	192,578
Harbin Power Equipment Co. Ltd. Class H	44,000	59,254

		654,100
ENERGY - ALTERNATE SOURCES—0.26%
China Longyuan Power Group Corp. Ltd. Class H(b)	143,000	148,860

		148,860
ENGINEERING & CONSTRUCTION—2.09%
Beijing Capital International Airport Co. Ltd. Class H	176,000	97,169
China Communications Construction Co. Ltd. Class H	429,000	410,058
China Railway Construction Corp. Ltd. Class H	198,000	247,490
China Railway Group Ltd. Class H	407,000	328,128
Metallurgical Corp. of China Ltd. Class H(b)	275,000	133,025

		1,215,870
ENVIRONMENTAL CONTROL—0.03%
Tianjin Capital Environmental Protection Group Co. Ltd. Class H(a)	44,000	15,154

		15,154
FOOD—0.32%
China Foods Ltd.(a)	110,000	91,379
Lianhua Supermarket Holdings Co. Ltd. Class H	22,000	93,650

		185,029

Schedule of Investments (Unaudited) (Continued)

iShares® FTSE China (HK Listed) Index Fund

October 31, 2010

HOLDING COMPANIES - DIVERSIFIED—3.14%
Beijing Enterprises Holdings Ltd.	55,000	376,372
China Merchants Holdings (International) Co. Ltd.	110,000	385,240
China Resources Enterprise Ltd.	110,000	464,701
CITIC Pacific Ltd.	99,000	263,709
Guangdong Investment Ltd.	176,000	88,314
Shanghai Industrial Holdings Ltd.(a)	55,000	253,280

		1,831,616
INSURANCE—11.23%
China Life Insurance Co. Ltd. Class H	715,000	3,131,232
China Pacific Insurance (Group) Co. Ltd. Class H	90,200	374,074
China Taiping Insurance Holdings Co. Ltd.(b)	81,400	299,253
PICC Property and Casualty Co. Ltd. Class H(b)	330,000	486,978
Ping An Insurance (Group) Co. of China Ltd. Class H	209,000	2,249,790

		6,541,327
IRON & STEEL—0.45%
Angang New Steel Co. Ltd. Class H	110,000	172,826
Maanshan Iron & Steel Co. Ltd. Class H	154,000	88,201

		261,027
MACHINERY—0.33%
Shanghai Electric Group Co. Ltd. Class H	286,000	191,471

		191,471
MACHINERY - CONSTRUCTION & MINING—0.20%
China National Materials Co. Ltd. Class H	132,000	117,658

		117,658
MANUFACTURING—0.14%
Xinjiang Goldwind Science & Technology Co. Ltd. Class H(b)	30,800	79,659

		79,659
METAL FABRICATE & HARDWARE—0.63%
Jiangxi Copper Co. Ltd. Class H	132,000	367,788

		367,788
MINING—1.59%
Aluminum Corp. of China Ltd. Class H(a)(b)	374,000	355,074
China Molybdenum Co. Ltd. Class H(a)	88,000	84,455
Zhaojin Mining Industry Co. Ltd. Class H	44,000	136,785
Zijin Mining Group Co. Ltd. Class H	374,000	352,662

		928,976
OIL & GAS—13.49%
China Petroleum & Chemical Corp. Class H	1,628,000	1,535,116
CNOOC Ltd.	1,727,000	3,577,728
CNPC (Hong Kong) Ltd.	220,000	279,814
PetroChina Co. Ltd. Class H	2,024,000	2,469,853

		7,862,511

Schedule of Investments (Unaudited) (Continued)

iShares® FTSE China (HK Listed) Index Fund

October 31, 2010

OIL & GAS SERVICES—0.43%
China Oilfield Services Ltd. Class H	154,000	249,903

		249,903
PHARMACEUTICALS—0.49%
Guangzhou Pharmaceutical Co. Ltd. Class H	22,000	23,413
Sinopharm Group Co. Ltd. Class H	66,000	259,239

		282,652
REAL ESTATE—3.75%
Beijing North Star Co. Ltd. Class H	66,000	17,964
China Overseas Land & Investment Ltd.	397,040	834,817
China Resources Land Ltd.(a)	198,000	390,263
Franshion Properties (China) Ltd.	352,000	113,969
Guangzhou R&F Properties Co. Ltd. Class H	92,400	131,825
Poly (Hong Kong) Investments Ltd.(a)	165,000	169,846
Shenzhen Investment Ltd.	242,000	86,782
Sino-Ocean Land Holdings Ltd.(a)	407,000	280,353
Yuexiu Property Co. Ltd.(b)	657,800	156,977

		2,182,796
SHIPBUILDING—0.08%
Guangzhou Shipyard International Co. Ltd. Class H	22,000	44,838

		44,838
SOFTWARE—0.11%
Travelsky Technology Ltd. Class H	66,000	63,597

		63,597
TELECOMMUNICATIONS—13.64%
China Communications Services Corp. Ltd. Class H	176,000	102,618
China Mobile Ltd.	577,500	5,881,303
China Telecom Corp. Ltd. Class H	1,562,000	807,969
China Unicom (Hong Kong) Ltd.	682,128	969,654
ZTE Corp. Class H	50,660	188,203

		7,949,747
TEXTILES—0.07%
Weiqiao Textile Co. Ltd. Class H	55,000	43,348

		43,348
TRANSPORTATION—1.60%
China COSCO Holdings Co. Ltd. Class H(b)	247,500	288,611
China Shipping Container Lines Co. Ltd. Class H(b)	352,000	143,028
China Shipping Development Co. Ltd. Class H	132,000	192,067
CSR Corp Ltd. Class H	198,000	201,517
Guangshen Railway Co. Ltd. Class H(a)	154,000	62,178
Sinotrans Ltd. Class H	165,000	44,484

		931,885

TOTAL COMMON STOCKS
(Cost: $46,950,217)		58,218,946

Schedule of Investments (Unaudited) (Continued)

iShares® FTSE China (HK Listed) Index Fund

October 31, 2010

SHORT-TERM INVESTMENTS—5.01%

MONEY MARKET FUNDS—5.01%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.28%(c)(d)(e)	2,556,149	2,556,149
BlackRock Cash Funds: Prime, SL Agency Shares
0.26%(c)(d)(e)	355,802	355,802
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(c)(d)	10,730	10,730

		2,922,681

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,922,681)		2,922,681

TOTAL INVESTMENTS IN SECURITIES—104.93%
(Cost: $49,872,898)		61,141,627
Other Assets, Less Liabilities—(4.93)%		(2,875,350)

NET ASSETS—100.00%		$58,266,277

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® FTSE Developed Small Cap ex-North America Index Fund

October 31, 2010

Security	Shares	Value

COMMON STOCKS—99.39%

AUSTRALIA—8.06%
AED Oil Ltd.(a)(b)	11,395	$5,305
AJ Lucas Group Ltd.(a)	4,060	9,511
Alesco Corp. Ltd.	6,720	16,401
Alliance Resources Ltd.(a)	31,425	13,245
Andean Resources Ltd.(a)	12,290	76,376
APA Group	18,375	70,244
Ardent Leisure Group	37,430	39,441
Astro Japan Property Trust	86,040	29,096
Atlas Iron Ltd.(a)	12,245	30,126
Australian Agricultural Co. Ltd.(a)	14,320	22,458
Australian Pharmaceutical Industries Ltd.	30,660	15,477
Avoca Resources Ltd.(a)	13,125	40,525
AWE Ltd.(a)	24,760	36,526
Beach Energy Ltd.	49,515	32,518
Biota Holdings Ltd.(a)	16,315	15,512
Boart Longyear Group	12,330	43,751
Bradken Ltd.	5,975	47,966
Bunnings Warehouse Property Trust	5,970	10,914
Campbell Brothers Ltd.	1,750	60,380
Centro Retail Group(a)	92,290	16,283
Charter Hall Retail REIT	8,994	26,800
Coal of Africa Ltd.(a)	13,810	19,222
Coffey International Ltd.	7,650	7,948
ConnectEast Group	75,925	32,373
Crane Group Ltd.	6,950	51,638
Cromwell Group	35,310	25,093
Dart Energy Ltd.(a)	11,522	12,988
David Jones Ltd.	20,360	94,795
Dominion Mining Ltd.	7,520	21,966
Emeco Holdings Ltd.	34,385	29,997
Energy Developments Ltd.(a)	3,940	9,694
Energy World Corp. Ltd.(a)	31,385	11,998
FKP Property Group	22,019	20,288
G.U.D. Holdings Ltd.	4,830	49,427
Geodynamics Ltd.(a)	22,660	13,105
Gindalbie Metals Ltd.(a)	17,135	17,635
GrainCorp Ltd.	3,990	29,450
Hastie Group Ltd.	23,745	36,076
Hills Industries Ltd.	16,390	34,701
Independence Group NL	6,745	46,280
Infigen Energy	44,535	32,085
ING Industrial Fund	71,335	36,709
ING Office Fund	99,355	59,893
Invocare Ltd.	6,165	39,521
iSOFT Group Ltd.(a)	148,440	13,968
JB Hi-Fi Ltd.	8,030	156,476
Karoon Gas Australia Ltd.(a)	3,555	32,616
Kingsgate Consolidated Ltd.	3,250	31,952
Linc Energy Ltd.(a)	13,145	24,996
Lynas Corp. Ltd.(a)	50,260	72,173
Macarthur Coal Ltd.	5,780	68,100
Macmahon Holdings Ltd.	34,490	16,734
Medusa Mining Ltd.	3,835	20,938
Minara Resources Ltd.(a)	48,315	35,992
Mineral Deposits Ltd.(a)	13,505	15,223
Mirabela Nickel Ltd.(a)(b)	11,830	18,321

Schedule of Investments (Unaudited) (Continued)

iShares® FTSE Developed Small Cap ex-North America Index Fund

October 31, 2010

Monadelphous Group Ltd.	4,335	71,046
Mount Gibson Iron Ltd.(a)	21,675	42,917
Murchison Metals Ltd.(a)	18,815	28,586
OM Holdings Ltd.	13,690	21,672
Pacific Brands Ltd.(a)	46,488	49,441
PanAust Ltd.(a)	71,171	51,973
Panoramic Resources Ltd.	14,740	33,953
PaperlinX Ltd.(a)	37,900	16,532
Perseus Mining Ltd.(a)	13,065	38,291
Pharmaxis Ltd.(a)	10,135	28,015
Platinum Asset Management Ltd.	7,785	36,628
Platinum Australia Ltd.(a)	22,860	14,789
Primary Health Care Ltd.	16,240	49,666
Ramsay Health Care Ltd.	6,220	95,416
Riversdale Mining Ltd.(a)	7,396	77,715
Roc Oil Co. Ltd.(a)	25,925	10,546
Seek Ltd.	9,425	66,794
Silex Systems Ltd.(a)	7,390	37,957
Skilled Group Ltd.(a)	12,655	18,234
St Barbara Ltd.(a)	90,008	36,614
Straits Resources Ltd.	11,670	21,334
Sundance Resources Ltd.(a)	66,545	18,916
Sunland Group Ltd.(a)	15,675	12,215
Transfield Services Ltd.	10,275	34,848
UGL Ltd.	5,780	83,510
Virgin Blue Holdings Ltd.(a)	95,775	40,368
Western Areas NL	6,080	35,043
White Energy Co. Ltd.(a)	509	1,896
White Energy Co. Ltd. (2010 Performance Contingent)(a)(c)	155	—
White Energy Co. Ltd. (2011 Performance Contingent)(a)(c)	155	—

		2,974,141
AUSTRIA—1.66%
Andritz AG	1,930	147,645
bwin Interactive Entertainment AG	1,110	53,010
BWT AG	1,335	37,222
Intercell AG(a)	1,900	46,439
Oesterreichische Post AG	1,740	52,589
Palfinger AG(a)	1,825	55,551
RHI AG(a)	2,770	91,708
Schoeller-Bleckmann Oilfield Equipment AG	535	39,373
Semperit AG Holding	360	15,761
Wienerberger AG(a)	3,760	63,235
Zumtobel AG	415	8,482

		611,015
BELGIUM—2.78%
Ackermans & van Haaren NV	1,535	132,106
Agfa-Gevaert NV(a)	9,500	55,325
Barco NV(a)	350	20,709
Befimmo SCA	820	75,575
Compagnie Maritime Belge SA	765	23,116
EVS Broadcast Equipment SA	520	32,596
NV Bekaert SA	865	263,236
Nyrstar NV	3,465	50,953
Omega Pharma SA	1,195	55,807
RHJ International SA(a)	6,536	50,873
SA D’Ieteren NV	165	89,784
Telenet Group Holding NV(a)	3,290	137,183
ThromboGenics NV(a)	1,450	37,465

		1,024,728

Schedule of Investments (Unaudited) (Continued)

iShares® FTSE Developed Small Cap ex-North America Index Fund

October 31, 2010

DENMARK—1.60%
A/S Dampskibsselskabet TORM(a)	1,895	14,249
ALK-Abello A/S	400	25,351
Alm. Brand A/S(a)	2,040	15,933
Bang & Olufsen A/S Class B(a)	1,160	12,541
DSV A/S	6,600	135,082
Genmab A/S(a)	1,485	19,681
GN Store Nord A/S(a)	9,755	81,280
Jyske Bank A/S Registered(a)	1,695	75,828
SimCorp A/S	250	43,339
Sydbank A/S(a)	2,780	73,066
Topdanmark A/S(a)	800	95,736

		592,086
FINLAND—2.80%
Amer Sports OYJ Class A	5,730	77,093
Cargotec Corp. Class B	1,285	58,403
Citycon OYJ	12,485	55,877
Elisa OYJ	4,595	98,162
Huhtamaki OYJ	5,515	69,754
Konecranes OYJ	1,860	74,118
M-real OYJ Class B(a)	7,690	26,293
Orion OYJ Class B	3,360	71,312
Outotec OYJ	1,295	60,369
Pohjola Bank PLC	6,895	87,161
Ramirent OYJ	3,810	42,841
Ruukki Group OYJ(a)	6,895	17,154
Talvivaara Mining Co. PLC(a)	2,485	22,348
Tieto OYJ	2,625	50,130
Uponor OYJ	3,360	60,151
Vacon OYJ	1,165	60,640
YIT OYJ	4,145	100,071

		1,031,877
FRANCE—5.45%
Altran Technologies SA(a)	4,525	19,402
Arkema	1,340	86,474
BOURBON SA	1,886	85,758
Compagnie Plastic Omnium SA	995	59,882
Derichebourg(a)	5,535	27,280
Etablissements Maurel et Prom	3,910	57,524
Faurecia(a)	650	17,491
Fimalac SA	830	35,635
Gemalto NV	2,860	130,066
Groupe Eurotunnel SA	12,865	127,689
Havas SA	18,410	96,569
IMS International Metal Service(a)	1,400	24,615
Ipsos SA	2,600	124,873
M6-Metropole Television	4,275	104,279
Neopost SA	1,180	97,897
Nexans SA	825	58,686
Nexity	1,140	50,529
NicOx SA(a)(b)	2,633	9,343
Rhodia SA	3,200	88,820
Rubis SA	395	43,718
Saft Groupe SA	1,657	63,219
Sechilienne-Sidec	1,465	42,485
Societe de la Tour Eiffel	450	37,415
Societe Immobiliere de Location pour I’Industrie et le Commerce	850	113,959
Soitec SA(a)(b)	3,180	32,707

Schedule of Investments (Unaudited) (Continued)

iShares® FTSE Developed Small Cap ex-North America Index Fund

October 31, 2010

Technicolor SA Registered(a)(b)	1,543	9,715
Teleperformance SA	2,765	87,084
Ubisoft Entertainment SA(a)	2,730	35,474
Valeo SA(a)	2,091	112,241
Zodiac Aerospace	1,850	130,417

		2,011,246
GERMANY—6.80%
Aareal Bank AG(a)	1,610	39,272
AIXTRON AG(b)	3,180	103,646
Aurubis AG	1,260	64,727
Bauer AG	710	32,713
BayWa AG Registered	1,235	51,582
Bilfinger Berger AG	1,337	97,245
centrotherm photovoltaics AG(a)	240	9,874
Conergy AG(a)(b)	24,495	18,180
Demag Cranes AG(a)	1,260	62,862
Deutsche Wohnen AG Bearer(a)	3,132	37,838
DEUTZ AG(a)	5,905	50,877
DIC Asset AG	2,225	23,327
Douglas Holding AG	2,110	117,601
ElringKlinger AG	2,355	78,377
Freenet AG	2,900	36,704
FUCHS PETROLUB AG	755	97,036
GAGFAH SA	3,090	27,092
Gildemeister AG	2,145	38,355
Heidelberger Druckmaschinen AG(a)	9,900	45,504
IVG Immobilien AG(a)	3,690	28,044
Jenoptik AG(a)	4,345	28,927
Kabel Deutschland Holding AG(a)	2,435	109,503
Kloeckner & Co. SE(a)	1,390	30,718
Kontron AG	3,955	38,315
LEONI AG(a)	1,590	57,834
Manz Automation AG(a)	325	24,280
MLP AG	3,140	33,269
MTU Aero Engines Holding AG	1,650	99,531
Nordex SE(a)	1,540	14,831
Phoenix Solar AG	225	8,756
Praktiker Bau-und Heimwerkermaerkte Holding AG	2,670	25,313
Rheinmetall AG	1,100	79,135
RHON KLINIKUM AG	2,940	68,650
Roth & Rau AG(a)	805	18,920
SGL Carbon SE(a)	2,000	74,360
Singulus Technologies AG(a)	2,555	11,612
Sky Deutschland AG(a)	20,115	32,627
Software AG	875	122,468
Stada Arzneimittel AG	1,895	58,195
Symrise AG	4,095	124,220
Tognum AG	3,415	82,993
United Internet AG Registered	4,475	80,080
Vossloh AG	470	54,677
Wincor Nixdorf AG	1,375	100,448
Wirecard AG	3,645	54,360
ZhongDe Waste Technology AG	660	12,136

		2,507,014
HONG KONG—5.72%
AAC Acoustic Technologies Holdings Inc.	30,000	72,288
Ajisen (China) Holdings Ltd.	15,000	26,973
AMVIG Holdings Ltd.	60,000	48,760
APAC Resources Ltd.(a)	200,000	12,899

Schedule of Investments (Unaudited) (Continued)

iShares® FTSE Developed Small Cap ex-North America Index Fund

October 31, 2010

BaWang International (Group) Holding Ltd.	20,000	8,410
Brightoil Petroleum (Holdings) Ltd.(a)	80,000	31,371
BYD Electronic International Co. Ltd.	17,500	9,233
Champion REIT	80,000	44,064
China Automation Group Ltd.	25,000	19,543
China Energy Ltd.(a)	165,000	22,948
China Gas Holdings Ltd.	100,000	57,144
China Grand Forestry Green Resources Group Ltd.(a)	520,000	18,782
China Green Holdings Ltd.(b)	60,000	61,530
China Mining Resources Group Ltd.(a)	300,000	8,436
China Oil and Gas Group Ltd.(a)	100,000	13,157
China Shanshui Cement Group	65,000	46,283
China South City Holdings Ltd.	110,000	17,169
China State Construction International Holdings Ltd.	94,800	72,149
China Wireless Technologies Ltd.	60,000	32,120
Chow Sang Sang Holdings International Ltd.	40,000	105,259
CIMC Enric Holdings Ltd.(a)	20,000	9,159
Coastal Greenland Ltd.(a)	130,000	7,379
Daphne International Holdings Ltd.	30,000	33,513
Digital China Holdings Ltd.	55,000	99,325
eSun Holdings Ltd.(a)	50,000	6,450
Far East Consortium International Ltd.	20,000	5,315
FU JI Food and Catering Services Holdings Ltd.(a)(c)	16,000	—
Fufeng Group Ltd.	30,000	26,663
G-Resources Group Ltd.(a)	324,000	19,852
Golden Meditech Holdings Ltd.(a)	80,000	14,757
GZI Real Estate Investment Trust	75,000	38,988
Haitian International Holdings Ltd.	20,000	20,355
Hi Sun Technology (China) Ltd.(a)(b)	60,000	25,076
HKC (Holdings) Ltd.(a)(b)	159,500	9,979
HKR International Ltd.	84,000	43,125
Inspur International Ltd.(b)	130,000	11,571
Ju Teng International Holdings Ltd.	30,000	14,899
Kingsoft Corp. Ltd.(b)	30,045	15,192
Midland Holdings Ltd.	40,000	40,143
Mingyuan Medicare Development Co. Ltd.	100,000	13,931
Minth Group Ltd.	60,000	112,225
Nan Hai Corp. Ltd.(a)	640,425	5,618
New Times Energy Corp. Ltd.(a)	240,000	7,461
North Asia Resources Holdings Ltd.(a)	30,000	5,302
Pacific Basin Shipping Ltd.	55,000	40,014
Peace Mark Holdings Ltd.(a)(c)	30,000	—
Ports Design Ltd.(b)	22,500	54,448
Prosperity REIT	40,000	8,720
Real Gold Mining Ltd.(a)	10,000	17,801
Regal Hotels International Holdings Ltd.	44,000	17,481
REXLot Holdings Ltd.	250,000	23,219
Samling Global Ltd.	230,000	18,395
Sino Biopharmaceutical Ltd.	100,000	39,343
Sino Union Energy Investment Group Ltd.(a)(b)	100,000	8,901
Sinolink Worldwide Holdings Ltd.	180,000	26,237
SJM Holdings Ltd.	75,000	111,451
Skyworth Digital Holdings Ltd.	40,000	23,425
SRE Group Ltd.(b)	150,000	15,286
Success Universe Group Ltd.(a)	400,000	17,027
Sunlight Real Estate Investment Trust	65,000	17,440
Synear Food Holdings Ltd.(a)	45,000	8,518
TCC International Holdings Ltd.	40,000	16,460
Tian An China Investments Co. Ltd.	55,400	42,806
Titan Petrochemicals Group Ltd.(a)	300,000	24,767
Truly International Holdings Ltd.	10,000	14,189
Uni-President China Holdings Ltd.	35,000	24,922
United Energy Group Ltd.(a)	105,000	12,325
Varitronix International Ltd.	30,000	11,455

Schedule of Investments (Unaudited) (Continued)

iShares® FTSE Developed Small Cap ex-North America Index Fund

October 31, 2010

Vitasoy International Holdings Ltd.	20,000	17,414
VODone Ltd.(b)	60,000	17,337
VTech Holdings Ltd.(b)	10,000	104,034
XinAo Gas Holdings Ltd.	20,000	60,111

		2,108,322
IRELAND—1.00%
C&C Group PLC	12,010	55,587
DCC PLC	3,945	113,830
Grafton Group PLC	11,435	48,761
Greencore Group PLC	13,110	19,862
Irish Life & Permanent Group Holdings PLC(a)	11,480	24,253
Kingspan Group PLC	6,490	54,186
Smurfit Kappa Group PLC(a)	4,770	51,003

		367,482
ISRAEL—0.31%
Hadera Paper Ltd.(a)	880	74,923
Retalix Ltd.(a)(b)	3,020	37,782

		112,705
ITALY—3.35%
Azimut Holding SpA	7,884	80,322
Banca Piccolo Credito Valtellinese Scrl	10,570	53,550
Banca Popolare dell’Emilia Romagna Scrl	5,800	71,585
Banca Popolare dell’Etruria e del Lazio Scrl(a)	7,890	36,518
Beni Stabili SpA(a)	4,680	4,683
Beni Stabili SpA New(a)	17,965	18,240
COFIDE SpA(a)	52,245	49,741
Danieli SpA RNC	2,525	37,622
DiaSorin SpA	1,040	42,671
Geox SpA	5,355	32,153
Gruppo Coin SpA(a)	7,320	76,967
Gruppo Editoriale L’Espresso SpA(a)	25,655	68,107
Hera SpA	35,375	74,735
Impregilo SpA(a)	12,885	41,190
Indesit Co. SpA	4,105	50,694
Interpump Group SpA(a)	9,445	61,536
KME Group SpA(a)	24,150	11,194
Piaggio & C. SpA	16,270	59,248
Prelios SpA(a)	22,515	13,190
Premafin Finanziaria SpA(a)	33,110	49,471
Prysmian SpA	4,270	82,673
SAES Getters SpA(a)	1,850	13,577
Seat Pagine Gialle SpA(a)	36,125	6,593
Societa Cattolica di Assicurazioni Scrl	2,225	60,428
Societa Iniziative Autostradali e Servizi SpA	5,670	53,589
Sorin SpA(a)	30,805	74,757
Tiscali SpA(a)(b)	71,713	10,625

		1,235,659
JAPAN—17.13%
Adeka Corp.	12,500	133,457
Aeon Delight Co. Ltd.	500	9,286
Akebono Brake Industry Co. Ltd.	8,500	50,546
Aloka Co. Ltd.	2,000	11,794
Amano Corp.	7,000	57,616
AS ONE Corp.	1,000	18,312
Bank of Okinawa Ltd. (The)	2,500	96,214

Schedule of Investments (Unaudited) (Continued)

iShares® FTSE Developed Small Cap ex-North America Index Fund

October 31, 2010

Best Denki Co. Ltd.(a)	5,000	14,029
Chuetsu Pulp & Paper Co. Ltd.	10,000	16,263
CMK Corp.	3,000	11,844
Colowide Co. Ltd.	5,000	25,947
CSK Holdings Corp.(a)	4,000	13,408
Dai Nippon Toryo Co. Ltd.(a)	15,000	14,339
Daibiru Corp.	4,500	34,693
Daiei Inc. (The)(a)	2,500	9,032
Daifuku Co. Ltd.	5,000	23,774
Daihen Corp.	10,000	45,065
Daio Paper Corp.	5,000	32,464
Daiseki Co. Ltd.	1,500	28,399
Daisyo Corp.	1,500	16,890
Daiwabo Holdings Co. Ltd.	5,000	11,546
Denyo Co. Ltd.	1,500	9,032
Doutor Nichires Holdings Co. Ltd.	7,000	94,724
Duskin Co. Ltd.	3,500	61,440
eAccess Ltd.	95	69,230
EDION Corp.	4,000	29,597
Eighteenth Bank Ltd. (The)	20,000	49,659
ESPEC Corp.	4,500	25,363
Foster Electric Co. Ltd.	2,000	46,158
FP Corp.	1,000	55,183
Fuji Soft Inc.	2,500	36,965
Furukawa Co. Ltd.(a)	25,000	25,760
Furuno Electric Co. Ltd.	4,500	19,441
Futaba Industrial Co. Ltd.(a)	4,000	21,254
Fuyo General Lease Co. Ltd.	2,000	56,760
GEO Corp.	45	47,374
GMO Internet Inc.	3,500	12,514
Goldcrest Co. Ltd.	1,450	31,268
Gourmet Kineya Co. Ltd.	5,000	22,408
Hanwa Co. Ltd.	15,000	59,218
Heiwa Real Estate Co. Ltd.	17,500	46,276
Hitachi Kokusai Electric Inc.	5,000	45,376
Hitachi Zosen Corp.	32,500	46,803
Hogy Medical Co. Ltd.	1,000	45,438
Honeys Co. Ltd.	2,400	33,281
HORIBA Ltd.	2,000	49,038
Hoshizaki Electric Co. Ltd.	2,000	39,379
Hosiden Corp.	4,500	44,581
Inaba Denki Sangyo Co. Ltd.	4,500	113,408
Iseki & Co. Ltd.(a)(b)	5,000	12,166
Japan Airport Terminal Co. Ltd.	4,000	65,549
Japan Digital Laboratory Co. Ltd.	9,500	95,059
Japan Securities Finance Co. Ltd.	8,000	48,963
Japan Transcity Corp.	15,000	44,320
JBCC Holdings Inc.	2,000	12,291
Joshin Denki Co. Ltd.	5,000	46,307
Juki Corp.(a)	10,000	15,767
JVC KENWOOD Holdings Inc.(a)(b)	4,500	16,480
K’s Holdings Corp.	3,000	74,525
Kadokawa Group Holdings Inc.	2,500	58,659
Kakaku.com Inc.	5	24,146
Kanematsu Corp.(a)	35,000	28,678
Kayaba Industry Co. Ltd.	10,000	58,597
Kenedix Inc.(a)	105	21,156
Kisoji Co. Ltd.	7,500	152,700
Kiyo Holdings Inc.	60,000	80,447
Komori Corp.	3,500	34,413
Kourakuen Corp.	2,000	27,883
Kureha Corp.	25,000	141,527
Kyoei Steel Ltd.	1,000	12,204
Kyoritsu Maintenance Co. Ltd.	1,500	19,628

Schedule of Investments (Unaudited) (Continued)

iShares® FTSE Developed Small Cap ex-North America Index Fund

October 31, 2010

Kyowa Exeo Corp.	5,000	44,010
Makino Milling Machine Co. Ltd.(a)	5,000	34,389
Mars Engineering Corp.	1,000	15,742
Marusan Securities Co. Ltd.	7,500	37,989
Matsuya Co. Ltd.(a)	1,000	5,425
Megachips Corp.	1,500	26,387
Meitec Corp.(a)	4,000	79,752
Mikuni Coca-Cola Bottling Co. Ltd.	15,000	128,305
Mitsubishi Paper Mills Ltd.(a)	40,000	40,720
Mitsubishi Steel Manufacturing Co. Ltd.	10,000	23,836
Nachi-Fujikoshi Corp.	15,000	44,879
Nagaileben Co. Ltd.	1,000	23,687
Net One Systems Co. Ltd.	15	20,912
Nichi-Iko Pharmaceutical Co. Ltd.	1,500	52,849
Nifco Inc.	5,000	125,822
Nihon Dempa Kogyo Co. Ltd.	1,500	27,188
Nihon Kohden Corp.	3,000	57,020
Nihon Unisys Ltd.	4,500	28,659
Nippon Carbon Co. Ltd.	10,000	31,906
Nippon Chemiphar Co. Ltd.	5,000	14,215
Nippon Coke & Engineering Co. Ltd.	22,500	36,592
Nippon Denko Co. Ltd.	5,000	37,058
Nippon Yakin Kogyo Co. Ltd.(a)	5,000	14,711
Nissin Kogyo Co. Ltd.	3,000	50,875
NOF Corp.	20,000	92,117
Noritz Corp.	5,500	100,782
Oenon Holdings Inc.	5,000	10,801
Oita Bank Ltd. (The)	15,000	47,300
Okumura Corp.	20,000	69,770
Onoken Co. Ltd.	3,500	26,288
Orient Corp.(a)(b)	12,500	8,535
Osaki Electric Co. Ltd.	5,000	37,120
OSG Corp.	5,000	52,204
Parco Co. Ltd.	5,000	38,485
Pioneer Corp.(a)	11,000	37,964
Right On Co. Ltd.	2,000	8,417
Ringer Hut Co. Ltd.(b)	4,000	46,878
Risa Partners Inc.(b)	15	5,400
Round One Corp.	3,000	11,136
Ryosan Co. Ltd.	6,500	159,938
Sagami Chain Co. Ltd.(a)	5,000	28,988
Saibu Gas Co. Ltd.	10,000	28,430
Saizeriya Co. Ltd.	3,500	66,133
Sanken Electric Co. Ltd.	10,000	35,754
Sankyu Inc.	15,000	62,942
Sanshin Electronics Co. Ltd.	2,000	16,189
Sanyo Special Steel Co. Ltd.	10,000	49,162
Seiko Holdings Corp.(a)	5,000	16,884
Senshukai Co. Ltd.	1,500	8,380
Shibaura Mechatronics Corp.(a)	5,000	16,015
Shin Nippon Biomedical Laboratories Ltd.	2,000	8,889
Shoei Co. Ltd.	2,500	19,181
Showa Corp.(a)	8,000	53,333
Sinfonia Technology Co. Ltd.	5,000	9,870
Star Micronics Co. Ltd.	2,500	23,836
Sumitomo Warehouse Co. Ltd. (The)	15,000	77,840
Tadano Ltd.	10,000	44,693
Tamura Corp.	10,000	24,705
Telepark Corp.	30	43,836
Toagosei Co. Ltd.	25,000	109,559
TOC Co. Ltd.	10,000	41,217
Toho Bank Ltd. (The)	35,000	92,986
Toho Holdings Co. Ltd.	3,000	41,974
Toho Zinc Co. Ltd.	10,000	42,086

Schedule of Investments (Unaudited) (Continued)

iShares® FTSE Developed Small Cap ex-North America Index Fund

October 31, 2010

Tokai Tokyo Financial Holdings Inc.	20,000	69,522
Tokyo Dome Corp.	10,000	24,953
Tokyo Kikai Seisakusho Ltd.(a)	10,000	8,070
Tokyo Ohka Kogyo Co. Ltd.	5,000	92,365
Tokyo Tomin Bank Ltd. (The)	2,000	18,845
Topcon Corp.	8,000	30,788
Toyo Electric Manufacturing Co. Ltd.	5,000	21,539
Toyo Tanso Co. Ltd.	1,000	57,294
Trans Cosmos Inc.	3,500	27,592
Wacom Co. Ltd.	15	17,169
Yachiyo Bank Ltd. (The)	1,500	33,557
Yamanashi Chuo Bank Ltd. (The)	20,000	77,219
Yodogawa Steel Works Ltd.	20,000	73,991
Zensho Co. Ltd.	4,500	41,508

		6,316,668
NETHERLANDS—2.67%
Aalberts Industries NV	3,860	70,416
ASM International NV(a)	2,870	73,159
BinckBank NV	2,975	52,597
Crucell NV(a)	2,840	91,775
CSM NV CVA	3,487	110,260
Draka Holding NV(a)	1,395	29,665
Imtech NV	3,155	105,857
KAS Bank NV CVA	3,250	56,803
Koninklijke BAM Groep NV	5,374	36,189
Koninklijke Wessanen NV(a)	6,640	24,918
Mediq NV	3,728	71,220
Nutreco NV	1,195	86,833
TomTom NV(a)(b)	2,185	19,136
USG People NV(a)	2,042	37,875
Wavin NV(a)	975	13,435
Wereldhave NV	1,045	106,116

		986,254
NEW ZEALAND—0.89%
Fisher & Paykel Appliances Holdings Ltd.(a)	34,145	15,669
Freightways Ltd.	29,965	69,668
Goodman Property Trust	111,760	83,765
Infratil Ltd.	47,135	65,969
New Zealand Oil & Gas Ltd.	23,725	23,044
Nuplex Industries Ltd.	7,590	19,678
Tower Ltd.	35,870	51,301

		329,094
NORWAY—2.75%
Acergy SA	4,215	84,671
Aker ASA Class A	1,000	20,377
Algeta ASA(a)	2,000	33,791
Atea ASA	5,436	45,692
BW Offshore Ltd.(a)	14,740	31,912
DNO International ASA(a)	34,280	53,552
EDB Business Partner ASA(a)	5,365	16,307
Fred Olsen Energy ASA	1,060	39,599
Frontline Ltd.	2,055	58,309
Marine Harvest ASA	81,455	80,499
Norske Skogindustrier ASA(a)(b)	15,595	31,645
Norwegian Energy Co. ASA(a)	7,500	21,777
Norwegian Property ASA(a)	18,900	35,302
Petroleum Geo-Services ASA(a)	6,070	75,449

Schedule of Investments (Unaudited) (Continued)

iShares® FTSE Developed Small Cap ex-North America Index Fund

October 31, 2010

Pronova Biopharma ASA(a)	12,500	20,801
Prosafe SE	10,755	70,512
Schibsted ASA	2,585	70,670
Sevan Marine ASA(a)	25,000	33,515
Subsea 7 Inc.(a)	3,500	73,161
TGS-NOPEC Geophysical Co. ASA	3,710	63,943
Tomra Systems ASA	8,520	51,649

		1,013,133
PORTUGAL—0.39%
Banif SGPS SA Registered	10,485	15,447
Impresa SGPS SA(a)	8,220	16,909
Mota-Engil SGPS SA	13,025	38,741
Sonae Industria SGPS SA(a)	9,745	30,069
Sonae SGPS SA	36,930	43,630

		144,796
SINGAPORE—2.92%
Ascott Residence Trust(b)	26,000	25,513
Banyan Tree Holdings Ltd.(a)	45,000	32,335
Biosensors International Group Ltd.(a)	65,000	56,249
Cambridge Industrial Trust(b)	55,000	23,160
CapitaRetail China Trust	45,000	43,809
CDL Hospitality Trusts	40,000	66,139
CH Offshore Ltd.	90,000	36,855
China Fishery Group Ltd.	43,200	70,428
China Hongxing Sports Ltd.	165,000	22,310
China Sky Chemical Fibre Co. Ltd.(a)	100,000	11,976
China XLX Fertiliser Ltd.(b)	35,000	15,955
CitySpring Infrastructure Trust	95,000	44,775
First Ship Lease Trust	25,000	8,596
Fortune REIT	15,000	7,740
Frasers Commercial Trust	205,000	25,343
Goodpack Ltd.	15,000	23,643
Hi-P International Ltd.	15,000	12,169
Hyflux Ltd.	15,000	36,508
Indofood Agri Resources Ltd.(a)	15,000	30,133
Jurong Technologies Industrial Corp. Ltd.(c)	60,000	5
k1 Ventures Ltd.	440,000	50,995
Kim Eng Holdings Ltd.	20,737	28,199
KS Energy Services Ltd.(a)	30,000	24,107
Mapletree Logistics Trust	48,600	33,796
Midas Holdings Ltd.(b)	50,000	37,860
Oceanus Group Ltd.(a)	50,000	12,362
Parkway Life REIT	20,000	25,806
Raffles Education Corp. Ltd.(a)(b)	145,000	31,370
Singapore Airport Terminal Services Ltd.	10,000	22,021
Sound Global Ltd.(a)	15,000	10,083
Straits Asia Resources Ltd.	25,000	44,234
Suntec REIT	95,000	114,506
Tat Hong Holdings Ltd.	60,000	49,604

		1,078,584
SPAIN—3.70%
Abengoa SA	1,870	51,722
Almirall SA	3,970	37,522
Banco Pastor SA	8,374	40,853
Bolsas y Mercados Espanoles	2,520	68,650
Caja de Ahorros del Mediterraneo	4,325	44,123
Codere SA(a)	6,540	72,720

Schedule of Investments (Unaudited) (Continued)

iShares® FTSE Developed Small Cap ex-North America Index Fund

October 31, 2010

Construcciones y Auxiliar de Ferrocarriles SA	150	84,416
Ebro Puleva SA	6,177	135,607
FAES FARMA SA	8,526	35,136
Grupo Catalana Occidente SA	2,425	50,490
Grupo Empresarial ENCE SA(a)	12,680	45,998
Iberia Lineas Aereas de Espana SA(a)	21,130	92,599
Miquel y Costas & Miquel SA	2,005	57,128
NH Hoteles SA(a)	12,673	66,318
Obrascon Huarte Lain SA	2,837	92,703
Papeles y Cartones de Europa SA(a)	8,635	46,207
Prosegur Compania de Seguridad SA	1,440	86,183
Sol Melia SA	785	7,801
Tecnicas Reunidas SA	460	28,589
Tubacex SA(a)	6,580	23,047
Tubos Reunidos SA(a)	9,840	26,259
Viscofan SA	3,850	133,938
Zeltia SA(a)	8,620	38,579

		1,366,588
SWEDEN—3.78%
Active Biotech AB(a)	3,000	52,016
Avanza Bank Holding AB	3,160	103,453
Axis Communications AB	2,000	31,321
Billerud AB	5,650	45,295
Castellum AB	7,725	100,758
D. Carnegie & Co. AB(c)	3,396	—
Elekta AB Class B	2,645	99,729
Eniro AB(a)(b)	14,713	9,436
Fabege AB	6,185	64,482
Hakon Invest AB	3,090	56,411
Hexagon AB Class B	6,000	121,616
Hoganas AB Class B	1,110	38,905
JM AB	3,000	64,880
Kungsleden AB	6,510	51,461
Lindab International AB(a)	3,500	49,592
Lundin Petroleum AB(a)	7,790	73,430
Meda AB Class A	7,500	61,412
Nibe Industrier AB Class B	1,960	24,044
Niscayah Group AB	15,680	26,895
Peab AB	7,150	56,787
Q-Med AB	4,195	34,412
SAS AB(a)	8,668	32,838
TradeDoubler AB(a)	1,500	7,092
Trelleborg AB Class B	12,510	117,456
Wihlborgs Fastigheter AB	2,555	71,642

		1,395,363
SWITZERLAND—6.02%
Aryzta AG	3,070	136,254
Bank Sarasin & Compagnie AG Class B Registered	2,000	73,208
Banque Cantonale Vaudoise Registered	140	68,114
Basler Kantonalbank Participation Certificates	1,300	187,961
BB BIOTECH AG Registered	1,450	90,008
Bucher Industries AG Registered	450	69,136
Clariant AG Registered(a)	4,668	78,979
Dufry AG Registered(a)	411	47,765
Forbo Holding AG Registered	150	80,605
Galenica Holding AG Registered	175	84,564
Georg Fischer AG Registered(a)	120	51,490
Helvetia Holding AG	255	89,905
Kaba Holding AG Class B Registered	250	83,884

Schedule of Investments (Unaudited) (Continued)

iShares® FTSE Developed Small Cap ex-North America Index Fund

October 31, 2010

Kudelski SA Bearer	2,355	60,222
Kuoni Reisen Holding AG Class B Registered	160	68,653
Logitech International SA Registered(a)	5,620	106,629
Meyer Burger Technology AG(a)	1,220	38,827
Mobimo Holding AG Registered(a)	465	89,218
OC Oerlikon Corp. AG Registered(a)	4,600	24,087
Panalpina Welttransport Holding AG Registered(a)	710	88,723
Partners Group Holding AG	330	60,396
Petroplus Holdings AG(a)	1,560	18,447
PSP Swiss Property AG Registered(a)	2,108	162,038
Rieter Holding AG Registered(a)	230	66,650
Schmolz + Bickenbach AG Registered(a)	880	16,329
Sulzer AG Registered	1,050	127,900
Valiant Holding	130	20,329
Valora Holding AG Registered	260	68,734
Vontobel Holding AG Registered	1,830	63,264

		2,222,319
UNITED KINGDOM—19.61%
Aberdeen Asset Management PLC	22,595	64,230
Amlin PLC	14,935	97,088
Aquarius Platinum Ltd.	13,235	76,240
Ashmore Group PLC	6,755	41,331
Ashtead Group PLC	28,975	58,231
AVEVA Group PLC	3,260	77,660
Babcock International Group PLC	8,350	77,430
Balfour Beatty PLC	19,571	86,580
Barratt Developments PLC(a)	29,370	36,673
Bellway PLC	5,035	42,987
Berkeley Group Holdings PLC (The) Units(a)	3,825	51,461
BlueBay Asset Management PLC	3,485	27,218
Bodycote PLC	7,256	30,742
Bovis Homes Group PLC(a)	6,840	38,057
Britvic PLC	9,480	73,116
BSS Group PLC (The)	9,140	64,736
BTG PLC(a)	9,235	35,731
Carillion PLC	20,195	111,102
Carpetright PLC	3,035	34,282
Catlin Group Ltd.	11,335	63,193
Cattles PLC(a)(b)(c)	22,848	4
Centamin Egypt Ltd.(a)	22,310	61,708
Charter International PLC	4,710	55,574
Chemring Group PLC	1,795	86,038
Close Brothers Group PLC	6,805	83,938
Collins Stewart PLC	16,510	21,117
COLT Group SA(a)	7,470	14,451
Cookson Group PLC(a)	8,385	69,041
Croda International PLC	5,345	122,886
CSR PLC(a)	6,055	30,765
Dairy Crest Group PLC	6,105	36,154
De La Rue PLC	3,762	38,374
Debenhams PLC(a)	28,295	34,539
Derwent London PLC	3,935	95,627
DS Smith PLC	17,630	47,382
DSG International PLC(a)	110,871	47,559
Dunelm Group PLC	5,635	43,398
easyJet PLC(a)	10,605	77,316
Enterprise Inns PLC(a)	15,085	27,519
Fidessa Group PLC	1,590	40,674
FirstGroup PLC	14,375	93,747
Galiform PLC(a)	28,710	35,688
Galliford Try PLC	5,387	26,269

Schedule of Investments (Unaudited) (Continued)

iShares® FTSE Developed Small Cap ex-North America Index Fund

October 31, 2010

GAME Group PLC (The)	16,415	18,568
Gem Diamonds Ltd.(a)	6,165	19,565
GKN PLC	41,210	116,817
Go-Ahead Group PLC (The)	2,045	44,597
Greene King PLC	8,295	55,462
Halfords Group PLC	11,160	75,564
Henderson Group PLC	27,355	57,468
Heritage Oil PLC(a)	8,075	44,476
Hikma Pharmaceuticals PLC	5,670	71,252
Hiscox Ltd.	15,810	89,607
HMV Group PLC	28,725	20,781
Hochschild Mining PLC	3,550	27,493
Homeserve PLC	12,450	90,230
Hunting PLC	5,845	60,228
IG Group Holdings PLC	11,860	100,213
Imagination Technologies Group PLC(a)	7,670	53,245
IMI PLC	8,770	110,700
Inchcape PLC(a)	14,970	83,458
Informa PLC	13,695	95,465
Intermediate Capital Group PLC	15,780	81,439
International Personal Finance PLC	7,925	39,405
Interserve PLC	6,320	20,310
Intertek Group PLC	4,615	136,871
Investec PLC	14,685	116,969
JD Wetherspoon PLC	9,525	62,437
JKX Oil & Gas PLC	5,865	26,340
John Wood Group PLC	10,885	75,790
Keller Group PLC	3,295	33,320
Kier Group PLC	1,985	42,019
Laird PLC	7,400	17,628
London Stock Exchange Group PLC	6,155	72,230
Marston’s PLC	30,491	49,090
Meggitt PLC	21,505	113,496
Melrose PLC	14,877	67,003
Michael Page International PLC	11,610	87,465
Micro Focus International PLC	4,905	29,941
Misys PLC(a)	17,465	78,575
Mitchells & Butlers PLC(a)	12,540	64,658
Mondi PLC	11,290	93,862
Morgan Crucible Co. PLC (The)	10,520	38,516
N Brown Group PLC	10,285	49,446
National Express Group PLC(a)	16,900	67,279
Northern Foods PLC	28,195	21,299
Northumbrian Water Group PLC	11,735	66,492
Pace PLC	9,040	29,557
PartyGaming PLC(a)	7,700	31,011
Pennon Group PLC	8,525	84,914
Persimmon PLC(a)	9,420	51,357
Petropavlovsk PLC	4,695	72,699
Premier Farnell PLC	18,500	80,540
Premier Foods PLC(a)	62,921	17,705
Premier Oil PLC(a)	3,900	104,816
Punch Taverns PLC(a)	13,425	15,390
QinetiQ Group PLC	17,855	30,659
Rathbone Brothers PLC	3,960	56,348
Redrow PLC(a)	11,990	21,182
Regus PLC	23,260	32,149
Rightmove PLC	3,305	42,061
RPS Group PLC	10,450	34,317
Savills PLC	9,095	47,927
SDL PLC(a)	4,105	39,444
Shaftesbury PLC	12,957	92,392
Shanks Group PLC	13,240	23,539
SIG PLC(a)	13,023	23,632

Schedule of Investments (Unaudited) (Continued)

iShares® FTSE Developed Small Cap ex-North America Index Fund

October 31, 2010

SOCO International PLC(a)	9,340	46,829
Spectris PLC	5,085	91,787
Spirent Communications PLC	30,295	69,602
SSL International PLC	8,865	164,411
Stagecoach Group PLC	22,520	75,250
Taylor Wimpey PLC(a)	84,535	30,139
Travis Perkins PLC	6,701	88,762
Trinity Mirror PLC(a)	10,680	18,142
Tullett Prebon PLC	9,500	60,147
UNITE Group PLC(a)	8,170	27,169
Victrex PLC	5,615	115,897
W.S. Atkins PLC	3,765	45,327
Weir Group PLC (The)	6,945	172,995
Wellstream Holdings PLC	2,910	34,429
WH Smith PLC	8,436	65,333
Xchanging PLC	6,445	13,385
Yell Group PLC(a)	71,965	16,212

		7,232,380

TOTAL COMMON STOCKS
(Cost: $38,040,648)		36,661,454

PREFERRED STOCKS—0.23%

GERMANY—0.23%
ProSiebenSat.1 Media AG	3,215	84,857

		84,857

TOTAL PREFERRED STOCKS
(Cost: $7,641)		84,857

RIGHTS—0.01%

BELGIUM—0.01%
Agfa-Gevaert NV(a)	9,500	3,182

		3,182
SINGAPORE—0.00%
Cambridge Industrial Trust(a)(c)	2,200	24

		24

TOTAL RIGHTS
(Cost: $0)		3,206

WARRANTS—0.00%

HONG KONG—0.00%
HKC (Holdings) Ltd. (Expires 5/26/11)(a)(b)	15,378	117
New Times Energy Corp. Ltd. (Expires 6/24/11)(a)	34,285	230

		347

TOTAL WARRANTS
(Cost: $0)		347

Schedule of Investments (Unaudited) (Continued)

iShares® FTSE Developed Small Cap ex-North America Index Fund

October 31, 2010

SHORT-TERM INVESTMENTS—1.66%

MONEY MARKET FUNDS—1.66%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.28%(d)(e)(f)	534,815	534,815
BlackRock Cash Funds: Prime, SL Agency Shares
0.26%(d)(e)(f)	74,443	74,443
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(d)(e)	2,427	2,427

		611,685

TOTAL SHORT-TERM INVESTMENTS
(Cost: $611,685)		611,685

TOTAL INVESTMENTS IN SECURITIES—101.29%
(Cost: $38,659,974)		37,361,549
Other Assets, Less Liabilities—(1.29)%		(477,012)

NET ASSETS—100.00%		$36,884,537

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® MSCI ACWI Index Fund

October 31, 2010

Security	Shares	Value

COMMON STOCKS—98.24%

AUSTRALIA—3.40%
Alumina Ltd.	112,608	$224,068
Amcor Ltd.	29,988	197,529
AMP Ltd.	230,418	1,206,070
Asciano Group(a)	101,592	155,843
ASX Ltd.	41,004	1,491,128
Australia and New Zealand Banking Group Ltd.	119,034	2,894,759
Bendigo and Adelaide Bank Ltd.	16,218	143,867
BHP Billiton Ltd.	160,662	6,601,599
BlueScope Steel Ltd.	242,658	474,517
Boral Ltd.	30,999	133,391
Brambles Ltd.	177,174	1,106,252
Coca-Cola Amatil Ltd.	12,852	153,312
Commonwealth Bank of Australia	58,446	2,801,421
CSL Ltd.	48,042	1,545,990
Fortescue Metals Group Ltd.(a)	122,094	747,978
Foster’s Group Ltd.	349,758	2,002,143
Goodman Group	234,702	144,935
GPT Group	52,938	144,773
James Hardie Industries SE(a)	18,666	98,618
Macquarie Group Ltd.	30,294	1,074,929
Mirvac Group	111,690	141,775
National Australia Bank Ltd.	79,254	1,977,854
Newcrest Mining Ltd.	46,038	1,803,253
Orica Ltd.	59,074	1,458,031
OZ Minerals Ltd.	131,886	202,315
QBE Insurance Group Ltd.	63,954	1,076,975
Rio Tinto Ltd.	33,416	2,708,458
Santos Ltd.	93,942	1,162,074
SP AusNet	155,142	141,425
Stockland Corp. Ltd.	55,998	206,932
Suncorp-Metway Ltd.	140,474	1,266,772
Telstra Corp. Ltd.	373,932	978,630
Transurban Group	35,190	180,745
Wesfarmers Ltd.	77,418	2,514,833
Westfield Group	99,144	1,203,100
Westpac Banking Corp.	111,690	2,485,163
Woodside Petroleum Ltd.	40,103	1,709,940
Woolworths Ltd.	68,850	1,913,250
WorleyParsons Ltd.	5,814	130,789

		46,605,436
AUSTRIA—0.22%
Erste Group Bank AG	22,032	993,081
IMMOFINANZ AG(a)	38,250	150,453
OMV AG	13,492	503,412
Telekom Austria AG	21,474	328,314
voestalpine AG	24,786	981,310

		2,956,570
BELGIUM—0.35%
Ageas	63,342	194,478
Anheuser-Busch InBev NV	51,790	3,241,752
Groupe Bruxelles Lambert SA	12,852	1,136,623

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI ACWI Index Fund

October 31, 2010

KBC Groep NV(a)	4,896	212,689

		4,785,542
BRAZIL—0.83%
BRF - Brasil Foods SA SP ADR	30,351	444,035
Companhia Siderurgica Nacional SA SP ADR	58,238	983,058
Empresa Brasileira de Aeronautica SA SP ADR	14,994	432,577
Gafisa SA SP ADR	30,906	518,912
Itau Unibanco Holding SA SP ADR	177,573	4,361,193
OGX Petroleo e Gas Participacoes SA SP ADR(a)	61,200	801,720
Petroleo Brasileiro SA SP ADR	61,200	2,088,144
Vale SA SP ADR	53,860	1,731,060

		11,360,699
CANADA—4.49%
Agnico-Eagle Mines Ltd.	2,754	214,074
Agrium Inc.	3,672	325,558
Bank of Montreal	33,660	1,992,278
Bank of Nova Scotia	45,900	2,465,952
Barrick Gold Corp.	51,714	2,496,258
Bombardier Inc. Class B	35,190	175,673
Brookfield Asset Management Inc. Class A	49,878	1,484,184
Brookfield Properties Corp.	9,180	158,954
Cameco Corp.	41,310	1,280,789
Canadian Imperial Bank of Commerce	25,092	1,928,997
Canadian National Railway Co.	36,414	2,363,904
Canadian Natural Resources Ltd.	62,424	2,277,715
Canadian Pacific Railway Ltd.	22,032	1,439,355
Canadian Tire Corp. Ltd. Class A	2,448	143,353
Cenovus Energy Inc.	31,013	864,926
Eldorado Gold Corp.	17,748	301,207
Enbridge Inc.	38,862	2,154,290
EnCana Corp.	31,216	883,778
Ensign Energy Services Inc.	10,404	129,437
First Quantum Minerals Ltd.	3,366	295,418
Fortis Inc.	4,896	155,742
Gildan Activewear Inc.(a)	4,896	141,405
Goldcorp Inc.	44,982	2,013,051
Husky Energy Inc.	31,824	791,847
IAMGOLD Corp.	56,304	1,029,695
Imperial Oil Ltd.	28,458	1,096,819
Inmet Mining Corp.	2,754	165,034
Ivanhoe Mines Ltd.(a)	34,272	822,447
Kinross Gold Corp.	77,895	1,404,651
Magna International Inc. Class A	3,672	332,847
Manulife Financial Corp.	69,156	877,362
National Bank of Canada	4,896	322,984
Nexen Inc.	49,266	1,050,582
Niko Resources Ltd.	1,530	146,294
Pacific Rubiales Energy Corp.(a)	18,972	606,112
Penn West Energy Trust	63,648	1,452,971
Potash Corp. of Saskatchewan Inc.	15,300	2,217,718
Power Corp. of Canada	46,206	1,292,279
Research In Motion Ltd.(a)	28,458	1,622,296
Rogers Communications Inc. Class B	36,744	1,341,792
Royal Bank of Canada	55,386	2,960,342
Shaw Communications Inc. Class B	73,134	1,571,777
Sherritt International Corp.	19,860	154,766
Silver Wheaton Corp.(a)	22,338	643,622
Sino-Forest Corp. Class A(a)	8,874	175,806
SNC-Lavalin Group Inc.	32,130	1,645,021

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI ACWI Index Fund

October 31, 2010

Sun Life Financial Inc.	32,742	928,591
Suncor Energy Inc.	91,494	2,938,310
Talisman Energy Inc.	87,516	1,590,184
Teck Resources Ltd. Class B	43,452	1,947,142
Thomson Reuters Corp.	17,520	670,601
Toronto-Dominion Bank (The)	36,720	2,650,436
TransCanada Corp.	39,474	1,461,267

		61,597,893
CHILE—0.28%
Banco Santander (Chile) SA SP ADR	2,778	257,354
LAN Airlines SA SP ADR	115,450	3,548,933

		3,806,287
CHINA—2.40%
Bank of China Ltd. Class H	3,672,000	2,197,810
Belle International Holdings Ltd.	306,000	552,610
China Communications Construction Co. Ltd. Class H	612,000	584,977
China Construction Bank Corp. Class H	2,754,000	2,625,293
China COSCO Holdings Co. Ltd. Class H(a)(b)	612,000	713,657
China Dongxiang (Group) Co. Ltd.	306,000	171,309
China Life Insurance Co. Ltd. Class H	612,000	2,680,160
China Mengniu Dairy Co. Ltd.	306,000	876,282
China Merchants Bank Co. Ltd. Class H	153,000	434,194
China Mobile Ltd.	306,000	3,116,327
China Petroleum & Chemical Corp. Class H	1,224,000	1,154,166
China Shenhua Energy Co. Ltd. Class H	306,000	1,361,789
China Shipping Container Lines Co. Ltd. Class H(a)	1,836,000	746,024
China Travel International Investment Hong Kong Ltd.(a)(b)	2,448,000	584,188
CNOOC Ltd.	1,224,000	2,535,691
CNPC (Hong Kong) Ltd.	612,000	778,391
Fosun International Ltd.	765,000	627,607
Fushan International Energy Group Ltd.(b)	612,000	410,511
GOME Electrical Appliances Holdings Ltd.(a)	612,000	206,045
Guangdong Investment Ltd.	612,000	307,093
Industrial and Commercial Bank of China Ltd. Class H	3,876,000	3,119,879
Lee & Man Paper Manufacturing Ltd.	612,000	511,559
Parkson Retail Group Ltd.(b)	153,000	276,700
PetroChina Co. Ltd. Class H	1,224,000	1,493,626
Ping An Insurance (Group) Co. of China Ltd. Class H	179,500	1,932,236
Shimao Property Holdings Ltd.	306,000	506,033
Sino-Ocean Land Holdings Ltd.(b)	306,000	210,781
Tencent Holdings Ltd.	61,200	1,401,262
Want Want China Holdings Ltd.	918,000	846,678

		32,962,878
COLOMBIA—0.08%
Bancolombia SA SP ADR	15,554	1,049,117

		1,049,117
CZECH REPUBLIC—0.17%
CEZ AS	20,832	921,032
Komercni Banka AS	6,126	1,387,043

		2,308,075
DENMARK—0.37%
Carlsberg A/S Class B	4,284	467,948
Danske Bank A/S(a)	43,108	1,145,047

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI ACWI Index Fund

October 31, 2010

DSV A/S	11,016	225,464
Novo Nordisk A/S Class B	23,562	2,477,090
Novozymes A/S Class B	1,530	203,629
Vestas Wind Systems A/S(a)	16,218	516,944

		5,036,122
EGYPT—0.09%
Orascom Construction Industries Co. SP GDR(b)	15,406	713,298
Orascom Telecom Holding SAE SP GDR(a)(c)	134,998	523,657

		1,236,955
FINLAND—0.51%
Fortum OYJ	37,026	1,048,290
Metso OYJ	29,682	1,405,559
Nokia OYJ	123,930	1,336,663
Sampo OYJ Class A	59,058	1,652,366
UPM-Kymmene OYJ	93,636	1,555,229

		6,998,107
FRANCE—4.10%
Accor SA	20,808	852,159
Alcatel-Lucent(a)	267,750	938,552
ALSTOM	13,464	678,556
ArcelorMittal	42,840	1,375,153
AXA	63,036	1,145,988
BNP Paribas	42,534	3,106,652
Bouygues SA	21,420	942,720
Cap Gemini SA	24,480	1,247,178
Carrefour SA	26,928	1,451,428
Compagnie de Saint-Gobain	26,327	1,228,024
Compagnie Generale de Geophysique-Veritas(a)	34,578	805,005
Compagnie Generale des Etablissements Michelin Class B(b)	19,528	1,551,164
Credit Agricole SA	75,323	1,232,742
Danone SA	28,502	1,801,490
Edenred SA(a)	20,663	432,229
Essilor International SA	24,480	1,632,508
France Telecom SA	83,232	1,997,288
GDF Suez	43,768	1,744,695
L’Air Liquide SA	12,712	1,642,102
L’Oreal SA	12,240	1,435,164
Lafarge SA	11,082	632,442
LVMH Moet Hennessy Louis Vuitton SA	14,382	2,250,823
Pernod Ricard SA	16,878	1,494,556
PPR SA	9,792	1,603,247
PSA Peugeot Citroen SA(a)	20,502	814,978
Renault SA(a)	18,972	1,052,790
Sanofi-Aventis	45,900	3,201,305
Schneider Electric SA	13,464	1,908,789
SES SA FDR	65,178	1,668,232
Societe Generale	24,174	1,445,616
Suez Environnement SA	17,153	334,846
Technip SA	18,360	1,541,067
Total SA	91,494	4,965,257
Unibail-Rodamco SE	6,120	1,273,377
Vallourec SA	14,076	1,458,905
Veolia Environnement	19,278	565,498
Vinci SA	22,644	1,207,930
Vivendi SA	54,774	1,560,293

		56,220,748

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI ACWI Index Fund

October 31, 2010

GERMANY—3.26%
Adidas AG	26,316	1,714,346
Allianz SE Registered	21,726	2,718,936
BASF SE	33,660	2,445,870
Bayer AG	35,802	2,668,196
Bayerische Motoren Werke AG	29,070	2,081,231
Commerzbank AG(a)	74,052	666,439
Daimler AG Registered(a)	48,960	3,227,589
Deutsche Bank AG Registered	39,933	2,298,930
Deutsche Boerse AG	11,322	795,635
Deutsche Post AG Registered	53,550	997,351
Deutsche Telekom AG Registered	117,504	1,700,149
E.ON AG	76,194	2,382,797
Fresenius Medical Care AG & Co. KGaA	29,988	1,907,709
HeidelbergCement AG	8,874	463,572
Infineon Technologies AG(a)	53,856	423,377
K+S AG	18,360	1,276,184
Linde AG	12,240	1,759,931
MAN SE	11,628	1,276,779
Merck KGaA	12,240	1,018,191
METRO AG	18,054	1,263,697
Muenchener Rueckversicherungs-Gesellschaft AG Registered	10,404	1,624,640
RWE AG	20,808	1,489,434
SAP AG	46,512	2,422,325
Siemens AG Registered	42,534	4,852,407
ThyssenKrupp AG	32,130	1,180,744

		44,656,459
GREECE—0.05%
National Bank of Greece SA SP ADR	314,928	711,737

		711,737
HONG KONG—1.24%
Bank of East Asia Ltd. (The)	61,200	261,306
Cheung Kong (Holdings) Ltd.	306,000	4,657,714
Esprit Holdings Ltd.	124,316	669,504
Hang Lung Properties Ltd.	306,000	1,497,968
Hang Seng Bank Ltd.	91,800	1,342,843
Henderson Land Development Co. Ltd.(b)	306,000	2,172,942
Hong Kong and China Gas Co. Ltd. (The)	665,040	1,602,485
New World Development Co. Ltd.	306,000	603,924
Swire Pacific Ltd. Class A	153,000	2,170,969
Wharf (Holdings) Ltd. (The)	306,000	2,009,133

		16,988,788
HUNGARY—0.14%
OTP Bank Nyrt(a)	27,672	821,792
Richter Gedeon Nyrt	4,322	1,029,038

		1,850,830
INDIA—1.08%
Axis Bank Ltd. SP GDR(c)	17,352	575,045
Dr. Reddy’s Laboratories Ltd. SP ADR	13,605	514,677
HDFC Bank Ltd. SP ADR	14,811	2,561,711
ICICI Bank Ltd. SP ADR	46,775	2,459,429
Infosys Technologies Ltd. SP ADR	42,588	2,872,135
Larsen & Toubro Ltd. SP GDR(c)	13,168	613,365
Reliance Industries Ltd. SP GDR(d)	47,130	2,346,603

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI ACWI Index Fund

October 31, 2010

Sterlite Industries (India) Ltd. SP ADR	46,206	714,807
Tata Motors Ltd. SP ADR(b)	27,846	783,029
Wipro Ltd. SP ADR	100,477	1,434,812

		14,875,613
INDONESIA—0.49%
PT Aneka Tambang Tbk	1,071,000	305,572
PT Astra International Tbk	306,000	1,951,552
PT Bank Central Asia Tbk	2,448,000	1,917,315
PT Bank Danamon Indonesia Tbk	306,000	229,393
PT Bank Mandiri Tbk	306,000	239,664
PT Bank Negara Indonesia (Persero) Tbk	459,000	200,291
PT Bank Rakyat Indonesia Tbk	153,000	195,155
PT Bumi Resources Tbk	1,530,000	380,895
PT Indocement Tunggal Prakarsa Tbk	153,000	313,276
PT Indofood Sukses Makmur Tbk	459,000	267,055
PT International Nickel Indonesia Tbk	306,000	162,629
PT Perusahaan Gas Negara Tbk	459,000	207,994
PT Semen Gresik (Persero) Tbk	153,000	167,765
PT Telekomunikasi Indonesia Tbk	153,000	155,782

		6,694,338
IRELAND—0.07%
CRH PLC	23,868	408,208
Elan Corp. PLC(a)	61,812	347,946
Kerry Group PLC Class A	4,590	168,741

		924,895
ISRAEL—0.31%
Israel Chemicals Ltd.	67,702	1,036,836
Teva Pharmaceutical Industries Ltd.	60,894	3,175,109

		4,211,945
ITALY—1.17%
Assicurazioni Generali SpA	35,673	780,915
Atlantia SpA	39,111	892,598
Banco Popolare SpA	99,615	534,782
Enel SpA	257,105	1,466,030
Eni SpA	82,462	1,855,600
Fiat SpA	11,628	196,527
Finmeccanica SpA	84,042	1,171,604
Intesa Sanpaolo SpA	170,349	598,431
Mediobanca SpA(a)	115,056	1,190,578
Saipem SpA	36,834	1,634,675
Snam Rete Gas SpA	458,694	2,481,621
Telecom Italia SpA	596,800	914,101
UniCredit SpA	547,164	1,424,423
Unione di Banche Italiane ScpA	85,891	905,497

		16,047,382
JAPAN—8.44%
Acom Co. Ltd.(b)	33,660	385,701
AEON Co. Ltd.	122,400	1,440,536
AEON Credit Service Co. Ltd.	91,800	1,055,330
Aisin Seiki Co. Ltd.	30,600	959,978
Asahi Breweries Ltd.	61,200	1,234,637
Astellas Pharma Inc.	61,200	2,274,771
Bank of Yokohama Ltd. (The)	306,000	1,504,358

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI ACWI Index Fund

October 31, 2010

Bridgestone Corp.	63,400	1,135,769
Canon Inc.	61,200	2,826,369
Casio Computer Co. Ltd.	30,600	215,017
Chubu Electric Power Co. Inc.	61,200	1,546,905
Chugoku Electric Power Co. Inc. (The)	30,600	616,939
Dai-ichi Life Insurance Co. Ltd. (The)	306	370,771
Daiichi Sankyo Co. Ltd.	61,200	1,295,419
Daikin Industries Ltd.	30,600	1,064,067
Denso Corp.	61,200	1,903,240
Dowa Holdings Co. Ltd.	306,000	1,857,654
East Japan Railway Co.	30,600	1,889,944
Eisai Co. Ltd.	61,200	2,103,061
FUJIFILM Holdings Corp.	61,200	2,040,000
Fujitsu Ltd.	306,000	2,089,385
Hitachi Ltd.	308,000	1,391,831
Honda Motor Co. Ltd.	61,200	2,231,464
Hoya Corp.	61,200	1,429,899
ITOCHU Corp.	30,600	268,201
Japan Prime Realty Investment Corp.	306	759,397
JFE Holdings Inc.	30,600	954,279
JX Holdings Inc.	230,580	1,353,995
Kansai Electric Power Co. Inc. (The)	91,800	2,322,637
Kobe Steel Ltd.	612,000	1,344,804
Komatsu Ltd.	91,800	2,247,419
Kyocera Corp.	30,600	3,050,503
Marubeni Corp.	306,000	1,922,235
Mitsubishi Chemical Holdings Corp.	306,000	1,576,536
Mitsubishi Corp.	61,200	1,470,168
Mitsubishi Heavy Industries Ltd.	306,000	1,113,073
Mitsubishi Motors Corp.(a)	612,000	729,385
Mitsubishi UFJ Financial Group Inc.	642,600	2,991,620
Mitsubishi UFJ Lease & Finance Co. Ltd.	24,480	818,127
Mitsui & Co. Ltd.	61,200	961,117
Mitsui Mining & Smelting Co. Ltd.	306,000	930,726
Mizuho Financial Group Inc.	857,000	1,244,804
Murata Manufacturing Co. Ltd.	30,600	1,718,994
NEC Corp.	394,000	1,095,667
Nippon Steel Corp.	306,000	961,117
Nippon Telegraph and Telephone Corp.	31,700	1,438,405
Nishi-Nippon City Bank Ltd. (The)	306,000	835,754
Nissan Motor Co. Ltd.	183,600	1,618,324
Nitto Denko Corp.	30,600	1,143,464
Nomura Holdings Inc.	214,200	1,111,553
NTT DoCoMo Inc.	918	1,544,246
ORIX Corp.	12,240	1,115,352
Panasonic Corp.	61,200	898,816
Rakuten Inc.	306	235,531
Resona Holdings Inc.	30,600	243,888
Sapporo Hokuyo Holdings Inc.	122,400	504,492
SBI Holdings Inc.	4,590	560,715
Secom Co. Ltd.	30,600	1,388,492
Seven & I Holdings Co. Ltd.	61,200	1,423,061
Shin-Etsu Chemical Co. Ltd.	30,600	1,548,045
SoftBank Corp.	61,200	1,967,821
Sony Corp.	61,200	2,043,799
Sumitomo Chemical Co. Ltd.	306,000	1,333,408
Sumitomo Corp.	122,400	1,549,944
Sumitomo Electric Industries Ltd.	122,400	1,560,581
Sumitomo Metal Industries Ltd.	612,000	1,420,782
Sumitomo Mitsui Financial Group Inc.	61,200	1,832,581
Sumitomo Trust and Banking Co. Ltd. (The)	306,000	1,675,307
Suzuki Motor Corp.	61,200	1,491,441
T&D Holdings Inc.	45,900	939,654
Takeda Pharmaceutical Co. Ltd.	30,600	1,432,179

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI ACWI Index Fund

October 31, 2010

TDK Corp.	30,600	1,745,587
Terumo Corp.	30,600	1,551,844
Tokio Marine Holdings Inc.	61,200	1,723,173
Tokyo Electric Power Co. Inc. (The)	61,200	1,462,570
Tokyo Electron Ltd.	30,600	1,726,592
Toray Industries Inc.	306,000	1,770,279
Toshiba Corp.	306,000	1,530,950
Toyota Motor Corp.	153,000	5,430,503
USS Co. Ltd.	3,060	237,810
Yamada Denki Co. Ltd.	15,300	993,408

		115,728,200
MEXICO—0.65%
America Movil SAB de CV Series L	765,000	2,194,935
Cemex SAB de CV CPO(a)	920,198	806,985
Fomento Economico Mexicano SAB de CV BD Units	244,800	1,348,806
Grupo Mexico SAB de CV Series B	153,000	503,595
Grupo Televisa SA CPO	336,600	1,513,315
Telefonos de Mexico SAB de CV Series L	948,600	734,249
Wal-Mart de Mexico SAB de CV Series V	673,200	1,843,151

		8,945,036
NETHERLANDS—1.25%
AEGON NV(a)	113,832	720,512
Akzo Nobel NV	20,808	1,233,772
Heineken NV	26,928	1,363,100
ING Groep NV CVA(a)	175,766	1,873,760
Koninklijke Ahold NV	109,242	1,507,726
Koninklijke DSM NV	26,928	1,437,954
Koninklijke KPN NV	89,658	1,495,388
Koninklijke Philips Electronics NV	64,872	1,959,299
Reed Elsevier NV	92,718	1,206,470
TNT NV	44,094	1,170,568
Unilever NV CVA	65,383	1,936,110
Wolters Kluwer NV	56,304	1,279,110

		17,183,769
NORWAY—0.34%
DnB NOR ASA	100,592	1,373,316
Orkla ASA	145,519	1,401,051
Statoil ASA	33,050	717,783
Telenor ASA	70,807	1,135,610

		4,627,760
PERU—0.19%
Compania de Minas Buenaventura SA SP ADR	28,152	1,493,182
Credicorp Ltd.	5,202	654,828
Southern Copper Corp.	9,792	419,097

		2,567,107
PHILIPPINE ISLANDS—0.14%
Banco de Oro Unibank Inc.	183,600	260,335
Bank of the Philippine Islands	200,482	273,321
Jollibee Foods Corp.	122,400	251,799
Manila Electric Co.	45,900	235,795
Metropolitan Bank & Trust Co.	214,200	390,111
Philippine Long Distance Telephone Co.	6,120	380,971

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI ACWI Index Fund

October 31, 2010

SM Prime Holdings Inc.	612,000	170,142

		1,962,474
POLAND—0.15%
Bank Handlowy w Warszawie SA	5,508	173,672
Bank Millennium SA(a)	82,926	147,006
Bank Pekao SA	2,448	159,778
Cyfrowy Polsat SA	26,316	129,075
Getin Holding SA(a)	38,862	145,544
Globe Trade Centre SA(a)	16,524	134,306
ING Bank Slaski SA(a)	612	186,322
Kernel Holding SA(a)	8,568	187,758
KGHM Polska Miedz SA	7,956	356,777
PBG SA	1,836	139,581
Powszechna Kasa Oszczednosci Bank Polski SA	10,098	159,199
TVN SA	23,256	146,249

		2,065,267
PORTUGAL—0.13%
BRISA - Auto-estradas de Portugal SA	109,548	828,451
Energias de Portugal SA	265,524	1,014,524

		1,842,975
RUSSIA—0.88%
JSC MMC Norilsk Nickel SP ADR	33,701	628,524
LUKOIL SP ADR	30,523	1,703,183
Magnit OJSC SP GDR(c)	9,792	261,838
Mobile TeleSystems SP ADR	47,736	1,033,484
OAO Gazprom SP ADR	144,453	3,166,410
OAO NovaTek SP GDR(c)	10,098	965,874
OAO Tatneft SP ADR	25,266	797,142
Rushydro SP ADR(a)	34,374	177,885
Sberbank GDR(c)	3,369	1,264,295
Surgutneftegaz SP ADR	115,621	1,133,086
Uralkali SP GDR(c)	22,950	568,013
Wimm-Bill-Dann Foods OJSC SP ADR	15,606	395,768

		12,095,502
SINGAPORE—0.64%
CapitaLand Ltd.	612,000	1,839,428
Keppel Corp. Ltd.	307,000	2,367,286
Neptune Orient Lines Ltd.(a)(b)	612,000	1,011,922
Singapore Exchange Ltd.	306,000	2,080,587
Singapore Telecommunications Ltd.	612,000	1,461,140

		8,760,363
SOUTH AFRICA—0.99%
AngloGold Ashanti Ltd.	8,874	416,451
FirstRand Ltd.	497,862	1,474,898
Gold Fields Ltd.	68,544	1,080,026
Impala Platinum Holdings Ltd.	40,086	1,140,861
MTN Group Ltd.	83,037	1,503,893
Naspers Ltd. Class N	45,594	2,410,560
Sanlam Ltd.	590,886	2,230,351
Sasol Ltd.	30,906	1,401,177
Standard Bank Group Ltd.	132,804	1,971,907

		13,630,124

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI ACWI Index Fund

October 31, 2010

SOUTH KOREA—1.40%
KB Financial Group Inc. SP ADR	44,517	1,998,813
Korea Electric Power Corp. SP ADR(a)	154,710	2,043,719
KT Corp. SP ADR	87,366	1,807,603
LG Display Co. Ltd. SP ADR	95,608	1,645,414
POSCO SP ADR(b)	24,786	2,576,257
Samsung Electronics Co. Ltd. SP GDR(c)	15,300	5,107,140
Shinhan Financial Group Co. Ltd. SP ADR	32,131	2,498,828
SK Telecom Co. Ltd. SP ADR	85,680	1,579,082

		19,256,856
SPAIN—1.57%
Acciona SA	6,426	564,471
Actividades de Construcciones y Servicios SA(b)	36,720	1,924,611
Banco Bilbao Vizcaya Argentaria SA	195,849	2,572,390
Banco de Sabadell SA(b)	196,362	953,868
Banco Popular Espanol SA	149,900	968,184
Banco Santander SA	329,008	4,221,229
Gamesa Corporacion Tecnologica SA(a)	49,572	344,501
Iberdrola SA	195,534	1,646,943
Industria de Diseno Textil SA	27,540	2,297,054
Repsol YPF SA	67,014	1,855,870
Telefonica SA	156,366	4,216,264

		21,565,385
SWEDEN—1.21%
Atlas Copco AB Class A	99,756	2,077,041
Boliden AB	11,322	191,495
Hennes & Mauritz AB Class B	56,916	1,998,304
Nordea Bank AB	170,150	1,866,531
Sandvik AB	97,920	1,470,691
Scania AB Class B	70,992	1,503,552
Skandinaviska Enskilda Banken AB Class A	22,644	174,777
Svenska Handelsbanken AB Class A	54,468	1,774,250
Swedbank AB Class A(a)	17,136	238,330
Telefonaktiebolaget LM Ericsson Class B	179,321	1,963,125
TeliaSonera AB	209,304	1,740,376
Volvo AB Class B(a)	113,220	1,527,398

		16,525,870
SWITZERLAND—2.91%
ABB Ltd. Registered(a)	112,417	2,329,495
Adecco SA Registered	26,673	1,491,627
Aryzta AG	3,672	162,972
Compagnie Financiere Richemont SA Class A Bearer Units	29,117	1,453,037
Credit Suisse Group AG Registered	51,450	2,126,530
GAM Holding AG(a)	22,662	358,306
Geberit AG Registered	918	175,946
Givaudan SA Registered	306	315,490
Holcim Ltd. Registered	25,156	1,569,213
Julius Baer Group Ltd.	17,766	750,381
Lindt & Spruengli AG Participation Certificates	612	1,663,321
Nestle SA Registered	167,426	9,175,660
Novartis AG Registered	97,822	5,674,372
Roche Holding AG Genusschein	35,496	5,215,223
Swatch Group AG (The) Bearer	918	351,052
Swiss Reinsurance Co. Registered	20,574	989,477
Syngenta AG Registered	5,266	1,457,453
UBS AG Registered(a)	178,398	3,021,973

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI ACWI Index Fund

October 31, 2010

Zurich Financial Services AG Registered	6,849	1,677,605

		39,959,133
TAIWAN—1.27%
Advanced Semiconductor Engineering Inc. SP ADR	250,308	1,108,865
AU Optronics Corp. SP ADR(a)	166,480	1,669,794
Chunghwa Telecom Co. Ltd. SP ADR	167,440	3,918,096
Hon Hai Precision Industry Co. Ltd. SP GDR(c)	325,668	2,491,360
Siliconware Precision Industries Co. Ltd. SP ADR	258,344	1,441,560
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	468,288	5,109,022
United Microelectronics Corp. SP ADR	552,969	1,708,674

		17,447,371
THAILAND—0.29%
Bangkok Bank PCL NVDR	338,080	1,680,251
BEC World PCL NVDR	183,600	203,626
Charoen Pokphand Foods PCL NVDR	336,600	261,600
Glow Energy PCL NVDR	122,400	203,115
Kasikornbank PCL NVDR	431,723	1,684,843

		4,033,435
TURKEY—0.24%
Akbank TAS	35,496	223,074
Anadolu Efes Biracilik ve Malt Sanayii AS	12,240	195,724
Arcelik AS	30,600	169,869
Asya Katilim Bankasi AS	383,319	990,350
BIM Birlesik Magazalar AS	6,426	220,991
Coca-Cola Icecek AS	12,852	165,126
Dogan Sirketler Grubu Holdings AS(a)	146,350	106,280
Turk Hava Yollari Anonim Ortakligi(a)	65,370	271,595
Turkiye Garanti Bankasi AS	72,522	445,635
Turkiye Halk Bankasi AS	17,136	173,502
Turkiye Is Bankasi AS	37,944	170,895
Turkiye Vakiflar Bankasi TAO	53,244	172,510

		3,305,551
UNITED KINGDOM—8.52%
3i Group PLC	152,082	728,474
Anglo American PLC	53,407	2,483,058
AstraZeneca PLC	74,970	3,751,083
Aviva PLC	142,902	909,546
BAE Systems PLC	205,632	1,133,251
Barclays PLC	595,170	2,612,978
BG Group PLC	157,284	3,056,566
BHP Billiton PLC	105,277	3,725,694
BP PLC	913,410	6,218,214
British American Tobacco PLC	76,507	2,911,202
British Land Co. PLC	130,356	1,061,865
British Sky Broadcasting Group PLC	141,066	1,593,414
BT Group PLC	391,680	962,497
Carnival PLC	25,704	1,105,471
Centrica PLC	365,976	1,943,777
Compass Group PLC	200,124	1,636,587
Diageo PLC	104,652	1,927,499
Experian PLC	175,644	2,037,347
GlaxoSmithKline PLC	238,374	4,653,383
HSBC Holdings PLC	827,448	8,587,100
Imperial Tobacco Group PLC	46,512	1,486,524
International Power PLC	197,064	1,314,770

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI ACWI Index Fund

October 31, 2010

J Sainsbury PLC	167,076	1,039,903
Johnson Matthey PLC	39,168	1,198,581
Land Securities Group PLC	85,403	924,392
Legal & General Group PLC	546,822	877,756
Lloyds Banking Group PLC(a)	1,854,972	2,044,574
Lonmin PLC(a)	19,662	549,809
Man Group PLC	143,514	598,406
Marks & Spencer Group PLC	176,562	1,206,496
National Grid PLC	189,442	1,786,992
Old Mutual PLC	589,968	1,225,270
Pearson PLC	110,160	1,681,102
Prudential PLC	133,110	1,341,807
Reckitt Benckiser Group PLC	28,152	1,571,279
Reed Elsevier PLC	139,842	1,196,150
Rio Tinto PLC	78,091	5,039,023
Rolls-Royce Group PLC(a)	182,070	1,884,831
Royal Bank of Scotland Group PLC(a)	537,642	383,460
Royal Dutch Shell PLC Class A	167,994	5,441,610
Royal Dutch Shell PLC Class B	120,870	3,862,041
SABMiller PLC	70,992	2,296,714
Scottish & Southern Energy PLC	63,036	1,162,016
Shire PLC	74,664	1,755,974
Smith & Nephew PLC	92,106	808,452
Standard Chartered PLC	95,472	2,755,927
Standard Life PLC	289,170	1,049,478
Tesco PLC	373,626	2,549,803
Tullow Oil PLC	7,956	150,733
Unilever PLC	68,544	1,971,491
Vodafone Group PLC	2,640,780	7,171,202
Wm Morrison Supermarkets PLC	223,380	1,049,277
Wolseley PLC(a)	28,816	766,161
WPP PLC	135,864	1,577,013
Xstrata PLC	107,559	2,079,921

		116,837,944
UNITED STATES—41.93%
3M Co.	34,578	2,912,159
Abbott Laboratories	70,686	3,627,606
Accenture PLC Class A	45,288	2,024,826
ACE Ltd.	26,622	1,581,879
Adobe Systems Inc.(a)	45,288	1,274,857
Advanced Micro Devices Inc.(a)	15,300	112,149
AES Corp. (The)(a)	82,008	979,176
Aetna Inc.	30,294	904,579
Aflac Inc.	24,786	1,385,290
Air Products and Chemicals Inc.	16,524	1,404,044
Akamai Technologies Inc.(a)	5,202	268,787
Alcoa Inc.	50,796	666,951
Allergan Inc.	23,868	1,728,282
Allstate Corp. (The)	33,660	1,026,293
Altria Group Inc.	109,548	2,784,710
Amazon.com Inc.(a)	20,808	3,436,233
American Electric Power Co. Inc.	36,414	1,363,340
American Express Co.	44,064	1,826,893
American International Group Inc.(a)	3,672	154,261
American Tower Corp. Class A(a)	39,780	2,053,046
Ameriprise Financial Inc.	26,010	1,344,457
Amgen Inc.(a)	58,446	3,342,527
Anadarko Petroleum Corp.	26,622	1,639,117
Apache Corp.	18,054	1,823,815
Apollo Group Inc. Class A(a)	13,464	504,631
Apple Inc.(a)	47,124	14,178,198

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI ACWI Index Fund

October 31, 2010

Applied Materials Inc.	86,904	1,074,133
Archer-Daniels-Midland Co.	35,190	1,172,531
AT&T Inc.	286,416	8,162,856
Automatic Data Processing Inc.	38,862	1,726,250
AvalonBay Communities Inc.	1,530	162,654
Avon Products Inc.	39,474	1,201,983
Baker Hughes Inc.	22,644	1,049,097
Bank of America Corp.	495,720	5,671,037
Bank of New York Mellon Corp. (The)	53,244	1,334,295
Baxter International Inc.	30,294	1,541,965
BB&T Corp.	47,124	1,103,173
Becton, Dickinson and Co.	16,218	1,224,783
Bed Bath & Beyond Inc.(a)	38,250	1,679,175
Berkshire Hathaway Inc. Class B(a)	34,884	2,775,371
Best Buy Co. Inc.	29,998	1,289,314
Biogen Idec Inc.(a)	24,174	1,515,952
Boeing Co. (The)	37,026	2,615,517
Boston Properties Inc.	9,896	852,936
Boston Scientific Corp.(a)	101,286	646,205
Bristol-Myers Squibb Co.	94,415	2,539,763
Broadcom Corp. Class A	6,426	261,795
Bunge Ltd.(b)	2,448	147,051
C.H. Robinson Worldwide Inc.	28,152	1,984,153
C.R. Bard Inc.	11,628	966,519
CA Inc.	66,402	1,541,190
Cablevision NY Group Class A	5,202	139,101
Calpine Corp.(a)	12,240	153,000
Capital One Financial Corp.	29,070	1,083,439
Cardinal Health Inc.	25,398	881,057
CareFusion Corp.(a)	12,618	304,599
CarMax Inc.(a)	5,508	170,693
Carnival Corp.	37,638	1,624,832
Caterpillar Inc.	27,234	2,140,592
CBS Corp. Class B NVS	60,894	1,030,935
Celgene Corp.(a)	27,540	1,709,408
Charles Schwab Corp. (The)	77,418	1,192,237
Chesapeake Energy Corp.	36,414	790,184
Chevron Corp.	102,204	8,443,072
Chubb Corp.	29,376	1,704,396
Church & Dwight Co. Inc.	4,896	322,402
CIGNA Corp.	21,726	764,538
Cisco Systems Inc.(a)	294,984	6,734,485
CIT Group Inc.(a)	30,600	1,325,898
Citigroup Inc.(a)	1,114,833	4,648,854
Cliffs Natural Resources Inc.	5,508	359,122
Clorox Co. (The)	5,202	346,193
CME Group Inc.	3,060	886,329
Coach Inc.	37,332	1,866,600
Coca-Cola Co. (The)	94,554	5,798,051
Coca-Cola Enterprises Inc.	6,120	146,941
Cognizant Technology Solutions Corp. Class A(a)	33,354	2,174,347
Colgate-Palmolive Co.	27,540	2,123,885
Comcast Corp. Class A	59,364	1,221,711
Comerica Inc.	6,240	223,267
ConAgra Foods Inc.	68,850	1,548,436
ConocoPhillips	77,418	4,598,629
CONSOL Energy Inc.	15,994	587,939
Consolidated Edison Inc.	11,934	593,358
Constellation Energy Group Inc.	18,666	564,460
Cooper Industries PLC(b)	20,908	1,095,997
Corning Inc.	87,822	1,605,386
Costco Wholesale Corp.	23,868	1,498,194
Coventry Health Care Inc.(a)	20,808	487,323
Covidien PLC	35,802	1,427,426

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI ACWI Index Fund

October 31, 2010

Cree Inc.(a)(b)	2,448	125,558
Crown Castle International Corp.(a)	10,710	461,815
CSX Corp.	31,518	1,936,781
Cummins Inc.	5,202	458,296
CVS Caremark Corp.	70,380	2,119,846
D.R. Horton Inc.	9,792	102,228
Danaher Corp.	40,392	1,751,397
Deere & Co.	18,972	1,457,050
Dell Inc.(a)	107,712	1,548,899
Delta Air Lines Inc.(a)	28,152	391,031
Devon Energy Corp.	22,338	1,452,417
DIRECTV Class A(a)	62,118	2,699,648
Discover Financial Services	8,874	156,626
Dollar Tree Inc.(a)	4,590	235,513
Dominion Resources Inc.	36,720	1,595,851
Dover Corp.	37,026	1,966,081
Dow Chemical Co. (The)	49,266	1,518,871
Dr Pepper Snapple Group Inc.	20,196	738,164
Duke Energy Corp.	87,822	1,599,239
E.I. du Pont de Nemours and Co.	42,534	2,011,008
Eaton Corp.	19,278	1,712,465
eBay Inc.(a)	57,834	1,724,032
Edison International	29,376	1,083,974
El Paso Corp.	96,390	1,278,131
Electronic Arts Inc.(a)	31,518	499,560
Eli Lilly and Co.	49,266	1,734,163
EMC Corp.(a)	121,788	2,558,766
Emerson Electric Co.	29,070	1,595,943
Entergy Corp.	14,076	1,049,084
EOG Resources Inc.	15,606	1,493,806
Equity Residential(b)	34,720	1,688,434
Exelon Corp.	26,622	1,086,710
Expeditors International of Washington Inc.	36,414	1,797,395
Express Scripts Inc.(a)	36,720	1,781,654
Exxon Mobil Corp.	258,154	17,159,496
F5 Networks Inc.(a)	3,978	468,211
Family Dollar Stores Inc.	4,284	197,792
FedEx Corp.	17,442	1,530,012
Fifth Third Bancorp	56,916	714,865
FirstEnergy Corp.	21,420	777,974
Fluor Corp.	21,420	1,032,230
FMC Technologies Inc.(a)	2,142	154,438
Ford Motor Co.(a)	155,448	2,196,480
Fortune Brands Inc.	2,754	148,854
Franklin Resources Inc.	15,300	1,754,910
Freeport-McMoRan Copper & Gold Inc.	22,338	2,114,962
Frontier Communications Corp.	46,206	405,689
Gap Inc. (The)	66,708	1,268,119
General Dynamics Corp.	18,054	1,229,838
General Electric Co.	501,840	8,039,477
General Mills Inc.	56,304	2,113,652
Genworth Financial Inc. Class A(a)	22,338	253,313
Genzyme Corp.(a)	20,808	1,500,881
Gilead Sciences Inc.(a)	47,124	1,869,409
Goldman Sachs Group Inc. (The)	24,024	3,866,663
Google Inc. Class A(a)	12,240	7,502,998
H.J. Heinz Co.	37,944	1,863,430
Halliburton Co.	49,878	1,589,113
Harley-Davidson Inc.	6,732	206,538
Harris Corp.	2,754	124,453
Hartford Financial Services Group Inc. (The)	20,904	501,278
HCP Inc.	4,590	165,286
Hess Corp.	16,830	1,060,795
Hewlett-Packard Co.	122,400	5,148,144

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI ACWI Index Fund

October 31, 2010

Home Depot Inc. (The)	88,128	2,721,393
Honeywell International Inc.	32,130	1,513,644
Host Hotels & Resorts Inc.(b)	21,114	335,501
Human Genome Sciences Inc.(a)	7,344	197,407
Humana Inc.(a)	16,392	955,490
Illinois Tool Works Inc.	31,518	1,440,373
Ingersoll-Rand PLC	35,508	1,395,819
Intel Corp.	299,268	6,006,309
International Business Machines Corp.	62,118	8,920,145
International Game Technology	39,000	608,010
International Paper Co.	43,146	1,090,731
Intuit Inc.(a)	48,960	2,350,080
Intuitive Surgical Inc.(a)	612	160,925
ITT Corp.	26,622	1,256,292
J.C. Penney Co. Inc.	31,212	973,190
J.M. Smucker Co. (The)	5,202	334,385
Jacobs Engineering Group Inc.(a)	19,890	767,953
Johnson & Johnson	119,952	7,637,344
Johnson Controls Inc.	45,594	1,601,261
JPMorgan Chase & Co.	188,190	7,081,590
Juniper Networks Inc.(a)	52,938	1,714,662
Kellogg Co.	29,376	1,476,438
KeyCorp	31,518	258,132
Kimberly-Clark Corp.	24,786	1,569,945
Kimco Realty Corp.	9,486	163,444
Kohl’s Corp.(a)	29,376	1,504,051
Kraft Foods Inc. Class A	72,836	2,350,418
Kroger Co. (The)	55,386	1,218,492
L-3 Communications Holdings Inc.	14,076	1,016,146
Laboratory Corp. of America Holdings(a)	13,158	1,070,009
Las Vegas Sands Corp.(a)	13,464	617,728
Legg Mason Inc.	22,032	683,653
Level 3 Communications Inc.(a)	223,992	216,757
Liberty Media Corp. - Liberty Interactive Group Series A(a)(b)	20,196	298,093
Limited Brands Inc.	7,956	233,827
Lincoln National Corp.	22,032	539,343
Lockheed Martin Corp.	16,830	1,199,811
Lowe’s Companies Inc.	81,090	1,729,650
M&T Bank Corp.(b)	1,530	114,368
Macerich Co. (The)	4,896	218,411
Macy’s Inc.	44,064	1,041,673
Marathon Oil Corp.	40,698	1,447,628
Marriott International Inc. Class A	39,265	1,454,768
Marsh & McLennan Companies Inc.	61,200	1,528,776
Marshall & Ilsley Corp.	17,748	104,891
Masco Corp.	8,568	91,335
MasterCard Inc. Class A	3,449	827,967
Mattel Inc.	5,508	128,502
McDonald’s Corp.	51,714	4,021,798
McGraw-Hill Companies Inc. (The)	38,250	1,440,113
McKesson Corp.	21,114	1,393,102
Mead Johnson Nutrition Co. Class A	18,441	1,084,700
Medco Health Solutions Inc.(a)	30,294	1,591,344
Medtronic Inc.	54,468	1,917,818
MEMC Electronic Materials Inc.(a)	33,048	423,675
Merck & Co. Inc.	164,322	5,961,602
MetLife Inc.	27,240	1,098,589
MGM Resorts International(a)	25,398	277,600
Micron Technology Inc.(a)	22,338	184,735
Microsoft Corp.	414,018	11,029,440
Monsanto Co.	25,092	1,490,967
Moody’s Corp.	34,272	927,400
Morgan Stanley	58,330	1,450,667
Motorola Inc.(a)	165,546	1,349,200

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI ACWI Index Fund

October 31, 2010

Murphy Oil Corp.	19,890	1,296,032
National Oilwell Varco Inc.	25,704	1,381,847
NetApp Inc.(a)	3,672	195,534
Netflix Inc.(a)	2,448	424,728
New York Community Bancorp Inc.	8,568	145,056
Newell Rubbermaid Inc.	7,344	129,622
Newmont Mining Corp.	35,190	2,142,015
News Corp. Class A NVS	81,396	1,176,986
NextEra Energy Inc.	23,562	1,296,852
NII Holdings Inc.(a)	6,120	255,877
Nike Inc. Class B	24,786	2,018,572
Noble Corp.	29,682	1,024,919
Noble Energy Inc.	19,584	1,595,704
Nordstrom Inc.	3,978	153,193
Norfolk Southern Corp.	28,152	1,731,066
Northern Trust Corp.	21,216	1,052,950
Northrop Grumman Corp.	18,972	1,199,220
NRG Energy Inc.(a)	38,303	762,613
NSTAR	8,568	357,371
Nucor Corp.	24,786	947,321
NVIDIA Corp.(a)	56,638	681,355
O’Reilly Automotive Inc.(a)	3,366	196,911
Occidental Petroleum Corp.	41,004	3,224,145
Omnicom Group Inc.	33,354	1,466,242
Oracle Corp.	198,594	5,838,664
Owens-Illinois Inc.(a)	28,152	789,101
PACCAR Inc.	36,720	1,882,267
Pactiv Corp.(a)	3,978	131,990
Parker Hannifin Corp.	22,950	1,756,822
Paychex Inc.	46,512	1,288,382
Peabody Energy Corp.	27,540	1,456,866
PepsiCo Inc.	72,828	4,755,668
Pfizer Inc.	414,630	7,214,562
PG&E Corp.	40,392	1,931,545
Philip Morris International Inc.	106,488	6,229,548
Pioneer Natural Resources Co.	2,142	149,512
PNC Financial Services Group Inc. (The)(e)	30,319	1,634,194
PPL Corp.	31,824	856,066
Praxair Inc.	18,666	1,704,952
Precision Castparts Corp.	12,852	1,755,326
Priceline.com Inc.(a)	1,836	691,823
Principal Financial Group Inc.	27,234	730,961
Procter & Gamble Co. (The)	143,514	9,123,185
Progressive Corp. (The)	85,068	1,800,039
ProLogis	14,076	192,137
Prudential Financial Inc.	21,114	1,110,174
Public Service Enterprise Group Inc.	32,742	1,059,204
Public Storage	20,502	2,034,208
Pulte Group Inc.(a)	11,016	86,476
QEP Resources Inc.	25,398	838,896
QUALCOMM Inc.	88,128	3,977,217
Quest Diagnostics Inc.	17,442	857,100
Qwest Communications International Inc.	53,856	355,450
Raytheon Co.	23,868	1,099,837
Regions Financial Corp.	48,348	304,592
Republic Services Inc.	4,590	136,828
Reynolds American Inc.	23,562	1,529,174
Safeway Inc.	48,960	1,121,184
Salesforce.com Inc.(a)	2,754	319,657
SanDisk Corp.(a)	17,748	666,970
Sara Lee Corp.	10,710	153,474
SBA Communications Corp. Class A(a)	9,180	360,407
Schlumberger Ltd.	77,668	5,428,217
Seagate Technology PLC(a)	46,206	676,918

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI ACWI Index Fund

October 31, 2010

Sempra Energy	27,846	1,489,204
Simon Property Group Inc.	18,668	1,792,501
SLM Corp.(a)	52,104	620,038
Southern Co.	43,758	1,657,115
Southwestern Energy Co.(a)	28,458	963,303
Spectra Energy Corp.	68,544	1,629,291
Sprint Nextel Corp.(a)	177,174	729,957
St. Jude Medical Inc.(a)	28,764	1,101,661
Staples Inc.	61,511	1,259,130
Starbucks Corp.	66,708	1,899,844
Starwood Hotels & Resorts Worldwide Inc.	20,808	1,126,545
State Street Corp.	22,338	932,835
Stryker Corp.	22,338	1,105,508
SunTrust Banks Inc.	33,966	849,829
Symantec Corp.(a)	75,276	1,217,966
T. Rowe Price Group Inc.	30,927	1,709,335
Target Corp.	40,086	2,082,067
Texas Instruments Inc.	79,560	2,352,589
Textron Inc.(b)	25,704	535,157
TFS Financial Corp.	20,196	176,715
Thermo Fisher Scientific Inc.(a)	26,928	1,384,638
Tiffany & Co.	2,754	145,962
Time Warner Cable Inc.	14,709	851,210
Time Warner Inc.	58,791	1,911,295
TJX Companies Inc. (The)	46,512	2,134,436
Transocean Ltd.(a)	16,830	1,066,349
Travelers Companies Inc. (The)	32,130	1,773,576
Tyco Electronics Ltd.	40,392	1,279,619
Tyco International Ltd.	38,556	1,475,924
Tyson Foods Inc. Class A	7,038	109,441
U.S. Bancorp	85,680	2,071,742
Ultra Petroleum Corp.(a)	18,666	768,106
Union Pacific Corp.	27,540	2,414,707
United Parcel Service Inc. Class B	27,540	1,854,544
United States Steel Corp.(b)	14,382	615,406
United Technologies Corp.	33,354	2,493,879
UnitedHealth Group Inc.	62,177	2,241,481
Valero Energy Corp.	37,332	670,109
Varian Medical Systems Inc.(a)	18,972	1,199,410
VeriSign Inc.(a)	39,168	1,361,088
Verizon Communications Inc.	133,416	4,332,018
Viacom Inc. Class B NVS	38,250	1,476,068
Virgin Media Inc.	8,874	225,666
Visa Inc. Class A	14,518	1,134,872
Vornado Realty Trust	16,850	1,472,522
Vulcan Materials Co.(b)	2,448	89,376
Wal-Mart Stores Inc.	108,324	5,867,911
Walgreen Co.	52,938	1,793,539
Walt Disney Co. (The)	84,150	3,038,656
Waste Management Inc.	46,818	1,672,339
Weatherford International Ltd.(a)	46,512	781,867
WellPoint Inc.(a)	18,445	1,002,301
Wells Fargo & Co.	253,062	6,599,857
Western Union Co.	73,746	1,297,930
Weyerhaeuser Co.	57,305	929,487
Whirlpool Corp.	10,710	812,139
Whole Foods Market Inc.(a)	3,060	121,635
Williams Companies Inc. (The)	45,900	987,768
Wynn Resorts Ltd.(b)	2,142	229,558
Xcel Energy Inc.	14,076	335,853
Xerox Corp.	106,794	1,249,490
XL Group PLC	11,322	239,460
Yahoo! Inc.(a)	75,276	1,242,807
Yum! Brands Inc.	44,370	2,198,977

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI ACWI Index Fund

October 31, 2010

Zimmer Holdings Inc.(a)	18,972	900,032

		575,055,730

TOTAL COMMON STOCKS
(Cost: $1,232,422,491)		1,347,282,268

PREFERRED STOCKS—1.43%

BRAZIL—1.22%
Banco Bradesco SA SP ADR	115,494	2,402,275
Brasil Telecom SA SP ADR(a)	10,284	226,762
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A SP ADR	35,734	1,415,424
Companhia de Bebidas das Americas SP ADR	30,906	4,303,352
Companhia Energetica de Minas Gerais SP ADR	107,859	1,924,205
Gerdau SA SP ADR	94,554	1,232,984
Petroleo Brasileiro SA SP ADR	97,653	3,045,797
Vale SA Class A SP ADR	78,069	2,242,922

		16,793,721
GERMANY—0.14%
Volkswagen AG	12,365	1,856,101

		1,856,101
ITALY—0.07%
Telecom Italia SpA RNC	803,862	983,213

		983,213
UNITED KINGDOM—0.00%
Rolls-Royce Group PLC Class C(f)	11,652,480	18,630

		18,630

TOTAL PREFERRED STOCKS
(Cost: $15,503,011)		19,651,665

RIGHTS—0.01%

UNITED KINGDOM—0.01%
Standard Chartered PLC(a)	11,934	100,266

		100,266

TOTAL RIGHTS
(Cost: $0)		100,266

SHORT-TERM INVESTMENTS—0.72%

MONEY MARKET FUNDS—0.72%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.28%(e)(g)(h)	8,336,883	8,336,883
BlackRock Cash Funds: Prime, SL Agency Shares
0.26%(e)(g)(h)	1,160,447	1,160,447

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI ACWI Index Fund

October 31, 2010

BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(e)(g)	347,348	347,348

		9,844,678

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,844,678)		9,844,678

TOTAL INVESTMENTS IN SECURITIES—100.40%
(Cost: $1,257,770,180)		1,376,878,877
Other Assets, Less Liabilities—(0.40)%		(5,509,766)

NET ASSETS—100.00%		$1,371,369,111

CPO—Certificates of Participation (Ordinary)

FDR—Fiduciary Depositary Receipts

GDR—Global Depositary Receipts

NVDR—Non-Voting Depositary Receipts

NVS—Non-Voting Shares

SP ADR—Sponsored American Depositary Receipts

SP GDR—Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(g)	The rate quoted is the annualized seven-day yield of the fund at period end.
(h)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® MSCI ACWI ex US Index Fund

October 31, 2010

Security	Shares	Value

COMMON STOCKS—97.51%

AUSTRALIA - 6.09%
AMP Ltd.	120,530	$630,886
Asciano Group(a)	165,155	253,350
ASX Ltd.	15,810	574,937
Australia and New Zealand Banking Group Ltd.	114,750	2,790,578
AXA Asia Pacific Holdings Ltd.	85,595	456,417
BHP Billiton Ltd.	181,129	7,442,587
BlueScope Steel Ltd.	147,168	287,787
Boral Ltd.	97,920	421,357
Brambles Ltd.	95,795	598,132
Commonwealth Bank of Australia	79,475	3,809,378
Computershare Ltd.	61,540	610,454
Crown Ltd.	41,565	339,381
CSL Ltd.	39,185	1,260,972
Fortescue Metals Group Ltd.(a)	73,865	452,515
Foster’s Group Ltd.	86,955	497,762
Goodman Group	522,580	322,707
Insurance Australia Group Ltd.	182,325	679,117
Macquarie Group Ltd.	22,015	781,163
Mirvac Group	226,440	287,434
National Australia Bank Ltd.	95,965	2,394,892
Newcrest Mining Ltd.	23,589	923,953
OneSteel Ltd.	151,725	401,546
Orica Ltd.	35,958	887,495
Origin Energy Ltd.	86,445	1,350,650
Qantas Airways Ltd.(a)	175,270	487,911
QBE Insurance Group Ltd.	74,800	1,259,620
Rio Tinto Ltd.	21,614	1,751,874
Santos Ltd.	55,420	685,552
Sonic Healthcare Ltd.	34,089	363,879
Suncorp-Metway Ltd.	124,621	1,123,812
Tabcorp Holdings Ltd.	34,850	252,101
Tabcorp Holdings Ltd. New(a)(b)	4,146	29,992
Telstra Corp. Ltd.	150,110	392,858
Wesfarmers Ltd.	61,652	2,002,693
Wesfarmers Ltd. Partially Protected	13,260	433,985
Westfield Group	77,010	934,507
Westpac Banking Corp.	111,605	2,483,271
Woodside Petroleum Ltd.	30,090	1,282,998
Woolworths Ltd.	82,195	2,284,090

		44,224,593
AUSTRIA—0.26%
IMMOEAST AG Escrow(a)(b)	54,189	7
IMMOFINANZ AG(a)	85,295	335,501
OMV AG	10,881	405,991
Raiffeisen International Bank Holding AG	3,060	172,250
Vienna Insurance Group AG	5,355	287,631
voestalpine AG	17,085	676,418

		1,877,798
BELGIUM—0.60%
Ageas	175,733	539,551
Anheuser-Busch InBev NV	20,251	1,267,594
Delhaize Group SA	4,858	338,890

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI ACWI ex US Index Fund

October 31, 2010

Groupe Bruxelles Lambert SA	10,795	954,703
KBC Groep NV(a)	12,070	524,337
Solvay SA	4,166	440,586
UCB SA	7,945	307,762

		4,373,423
BRAZIL—1.79%
Banco Santander (Brasil) SA SP ADR	16,609	239,170
BRF - Brasil Foods SA SP ADR(c)	50,632	740,746
Centrais Eletricas Brasileiras SA SP ADR	8,670	121,120
Companhia de Saneamento Basico do Estado de Sao Paulo SP ADR	4,335	199,237
Companhia Siderurgica Nacional SA SP ADR(c)	16,680	281,558
CPFL Energia SA SP ADR	11,270	809,524
Empresa Brasileira de Aeronautica SA SP ADR	25,169	726,126
Fibria Celulose SA SP ADR(a)	13,888	249,429
Gafisa SA SP ADR	21,033	353,144
Itau Unibanco Holding SA SP ADR	156,777	3,850,443
Petroleo Brasileiro SA SP ADR	37,743	1,287,791
TAM SA SP ADR	8,184	201,899
TIM Participacoes SA SP ADR	19,470	628,102
Vale SA SP ADR	88,060	2,830,248
Vivo Participacoes SA SP ADR	16,855	482,727

		13,001,264
CANADA—7.78%
Agnico-Eagle Mines Ltd.	5,876	456,753
Agrium Inc.	7,990	708,390
ARC Energy Trust	32,130	680,742
Bank of Montreal	23,120	1,368,433
Bank of Nova Scotia	53,550	2,876,944
Barrick Gold Corp.	44,710	2,158,171
BCE Inc.	1,622	54,529
Bombardier Inc. Class B	93,160	465,068
Brookfield Asset Management Inc. Class A	27,625	822,017
Brookfield Properties Corp.	12,835	222,241
Cameco Corp.	20,570	637,759
Canadian Imperial Bank of Commerce	17,000	1,306,908
Canadian National Railway Co.	19,805	1,285,690
Canadian Natural Resources Ltd.	61,030	2,226,851
Canadian Oil Sands Trust	21,930	550,836
Canadian Pacific Railway Ltd.	6,800	444,245
Canadian Tire Corp. Ltd. Class A	6,375	373,316
Canadian Utilities Ltd. Class A	2,040	98,211
Cenovus Energy Inc.	9,424	262,827
Eldorado Gold Corp.	48,450	822,260
Empire Co. Ltd. Class A	1,785	102,388
Enbridge Inc.	21,760	1,206,252
EnCana Corp.	9,696	274,510
Enerplus Resources Fund	19,210	528,955
Fairfax Financial Holdings Ltd.	596	244,345
Finning International Inc.	16,320	384,585
First Quantum Minerals Ltd.	5,440	477,443
Fortis Inc.	10,710	340,687
Franco-Nevada Corp.	2,890	99,912
George Weston Ltd.	2,890	232,739
Gildan Activewear Inc.(a)	4,505	130,112
Goldcorp Inc.	34,255	1,532,992
Great-West Lifeco Inc.	24,088	630,606
Husky Energy Inc.	22,100	549,894
IAMGOLD Corp.	12,240	223,847
Imperial Oil Ltd.	21,760	838,667

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI ACWI ex US Index Fund

October 31, 2010

Ivanhoe Mines Ltd.(a)	17,765	426,318
Kinross Gold Corp.	63,084	1,137,570
Magna International Inc. Class A	5,865	531,631
Manulife Financial Corp.	99,025	1,256,302
Metro Inc. Class A	1,275	58,638
National Bank of Canada	4,420	291,583
Nexen Inc.	29,665	632,597
Niko Resources Ltd.	4,760	455,138
Penn West Energy Trust	36,210	826,610
Potash Corp. of Saskatchewan Inc.	17,510	2,538,055
Power Corp. of Canada	23,120	646,615
Power Financial Corp.	18,445	556,649
Provident Energy Trust	77,860	602,160
Research In Motion Ltd.(a)	25,160	1,434,288
RioCan Real Estate Investment Trust	24,225	548,729
Ritchie Bros. Auctioneers Inc.	14,790	314,956
Rogers Communications Inc. Class B	21,250	775,992
Royal Bank of Canada	66,980	3,580,034
Saputo Inc.	5,015	192,104
Shaw Communications Inc. Class B	25,330	544,386
Shoppers Drug Mart Corp.	8,585	327,337
Silver Wheaton Corp.(a)	26,520	764,118
Sino-Forest Corp. Class A(a)	3,230	63,991
SNC-Lavalin Group Inc.	9,775	500,469
Sun Life Financial Inc.	43,350	1,229,443
Suncor Energy Inc.	88,740	2,849,866
Talisman Energy Inc.	76,840	1,396,198
Teck Resources Ltd. Class B	21,675	971,285
TELUS Corp. NVS	9,945	421,607
Thomson Reuters Corp.	13,796	528,060
Tim Hortons Inc.	10,795	406,722
Toronto-Dominion Bank (The)	28,560	2,061,450
TransAlta Corp.	7,480	151,790
TransCanada Corp.	37,400	1,384,491
Viterra Inc.(a)	6,970	66,919
Yamana Gold Inc.	29,612	326,500
Yellow Pages Income Fund	14,790	89,095

		56,509,821
CHILE—0.38%
Banco Santander (Chile) SA SP ADR	2,527	234,101
Empresa Nacional de Electricidad SA SP ADR	2,773	147,967
Enersis SA SP ADR	44,200	1,008,202
LAN Airlines SA SP ADR	40,721	1,251,764
Sociedad Quimica y Minera de Chile SA Series B SP ADR	1,955	101,269

		2,743,303
CHINA—4.35%
Air China Ltd. Class H(a)	510,000	685,500
Angang New Steel Co. Ltd. Class H(c)	170,000	267,095
Anta Sports Products Ltd.	170,000	350,864
Bank of China Ltd. Class H	2,125,000	1,271,881
Bank of Communications Co. Ltd. Class H	340,000	371,477
Beijing Capital International Airport Co. Ltd. Class H	170,000	93,856
Belle International Holdings Ltd.	340,000	614,011
China Construction Bank Corp. Class H	1,815,000	1,730,177
China COSCO Holdings Co. Ltd. Class H(a)	85,000	99,119
China Dongxiang (Group) Co. Ltd.	255,000	142,758
China High Speed Transmission Equipment Group Co. Ltd.	170,000	347,355
China Life Insurance Co. Ltd. Class H	425,000	1,861,222
China Merchants Bank Co. Ltd. Class H(c)	85,000	241,219

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI ACWI ex US Index Fund

October 31, 2010

China Merchants Holdings (International) Co. Ltd.(c)	170,000	595,372
China Mobile Ltd.	340,000	3,462,585
China Overseas Land & Investment Ltd.	170,000	357,442
China Resources Enterprise Ltd.	170,000	718,174
China Resources Land Ltd.	170,000	335,075
China Shenhua Energy Co. Ltd. Class H	297,500	1,323,962
China Shipping Development Co. Ltd. Class H(c)	340,000	494,718
China Travel International Investment Hong Kong Ltd.(a)	340,000	81,137
CNOOC Ltd.	1,020,000	2,113,076
Country Garden Holdings Co. Ltd.	255,000	90,128
Dongfeng Motor Group Co. Ltd. Class H	340,000	736,814
Fosun International Ltd.	552,500	453,272
Franshion Properties (China) Ltd.(c)	510,000	165,125
Geely Automobile Holdings Ltd.	425,000	239,574
Golden Eagle Retail Group Ltd.	85,000	225,868
GOME Electrical Appliances Holdings Ltd.(a)	600,320	202,112
Greentown China Holdings Ltd.	85,000	98,461
Guangzhou Automobile Group Co. Ltd. Class H	235,449	358,384
Guangzhou R&F Properties Co. Ltd. Class H	68,000	97,014
Hopson Development Holdings Ltd.(a)(c)	170,000	190,124
Huaneng Power International Inc. Class H	170,000	97,145
Industrial and Commercial Bank of China Ltd. Class H	2,473,000	1,990,573
Jiangxi Copper Co. Ltd. Class H	255,000	710,499
Kingboard Chemical Holdings Co. Ltd.	85,000	413,361
Lenovo Group Ltd.	680,000	440,334
Maanshan Iron & Steel Co. Ltd. Class H(c)	680,000	389,459
Parkson Retail Group Ltd.(c)	127,500	230,583
PetroChina Co. Ltd. Class H	340,000	414,896
Ping An Insurance (Group) Co. of China Ltd. Class H	130,500	1,404,773
Poly (Hong Kong) Investments Ltd.(c)	175,226	180,373
Renhe Commercial Holdings Co. Ltd.	1,020,000	194,729
Shimao Property Holdings Ltd.	85,000	140,565
Shui On Land Ltd.	170,000	85,304
Sino-Ocean Land Holdings Ltd.	255,000	175,651
Sinofert Holdings Ltd.(a)	510,000	269,726
Sinopec Shanghai Petrochemical Co. Ltd. Class H	1,020,000	457,877
Soho China Ltd.(c)	170,000	144,512
Tencent Holdings Ltd.	76,500	1,751,577
Want Want China Holdings Ltd.	510,000	470,376
Yanzhou Coal Mining Co. Ltd. Class H	340,000	978,032
Zijin Mining Group Co. Ltd. Class H	276,000	260,253

		31,615,549
COLOMBIA—0.11%
Bancolombia SA SP ADR	12,159	820,125

		820,125
CZECH REPUBLIC—0.34%
CEZ AS	30,345	1,341,624
Komercni Banka AS	4,845	1,097,001

		2,438,625
DENMARK—0.90%
Coloplast A/S Class B	5,100	630,756
Danske Bank A/S(a)	30,770	817,321
Novo Nordisk A/S Class B	27,710	2,913,172
Novozymes A/S Class B	6,205	825,830
TrygVesta A/S	8,075	406,403
Vestas Wind Systems A/S(a)	15,130	482,265

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI ACWI ex US Index Fund

October 31, 2010

William Demant Holding A/S(a)(c)	6,290	470,981

		6,546,728
EGYPT—0.13%
Orascom Construction Industries Co. SP GDR	10,596	490,595
Orascom Telecom Holding SAE SP GDR(a)(d)	114,419	443,831

		934,426
FINLAND—0.68%
Fortum OYJ	16,235	459,650
Kone OYJ Class B	10,710	573,104
Neste Oil OYJ	21,250	352,062
Nokia OYJ	197,115	2,126,009
Nokian Renkaat OYJ	12,665	438,317
Rautaruukki OYJ	10,285	203,991
Sampo OYJ Class A	26,180	732,482
UPM-Kymmene OYJ	3,825	63,531

		4,949,146
FRANCE—6.80%
Accor SA	1,105	45,254
Aeroports de Paris	3,485	295,617
ALSTOM	3,570	179,920
ArcelorMittal	42,755	1,372,425
AXA	91,460	1,662,733
BNP Paribas	48,807	3,564,828
Bouygues SA	10,795	475,101
Cap Gemini SA	7,905	402,734
Carrefour SA	34,595	1,864,682
Casino Guichard-Perrachon SA	3,655	342,906
CNP Assurances SA	16,405	326,971
Compagnie de Saint-Gobain	29,336	1,368,379
Compagnie Generale de Geophysique-Veritas(a)	8,075	187,993
Compagnie Generale des Etablissements Michelin Class B(c)	14,066	1,117,302
Credit Agricole SA	49,130	804,065
Danone SA	22,216	1,404,178
Edenred SA(a)	1,105	23,114
Electricite de France	6,120	280,066
Essilor International SA	13,430	895,612
Eutelsat Communications	3,655	137,086
France Telecom SA	101,660	2,439,498
GDF Suez	65,620	2,615,767
Gecina SA	2,975	360,568
Groupe Eurotunnel SA	6,630	65,805
Hermes International	425	90,053
L’Air Liquide SA	21,850	2,822,525
L’Oreal SA	15,725	1,843,788
Legrand SA	21,930	845,530
LVMH Moet Hennessy Louis Vuitton SA	6,630	1,037,613
Neopost SA	4,080	338,490
Pernod Ricard SA	5,051	447,269
PPR SA	5,270	862,859
PSA Peugeot Citroen SA(a)	3,060	121,639
Publicis Groupe SA	11,730	583,503
Renault SA(a)	14,705	816,007
Sanofi-Aventis	55,590	3,877,136
Schneider Electric SA	2,380	337,412
SCOR SE	20,995	515,628
SES SA FDR	8,755	224,084
Societe Generale	30,126	1,801,549

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI ACWI ex US Index Fund

October 31, 2010

Sodexo	7,735	502,711
STMicroelectronics NV	52,105	455,092
Suez Environnement SA	9,095	177,545
Technip SA	6,375	535,093
Total SA	79,305	4,303,776
Unibail-Rodamco SE	1,530	318,344
Vallourec SA	8,500	880,981
Veolia Environnement	20,740	608,384
Vinci SA	24,820	1,324,007
Vivendi SA	53,805	1,532,690

		49,436,312
GERMANY—6.10%
Adidas AG	2,210	143,970
Allianz SE Registered	24,565	3,074,227
BASF SE	52,870	3,841,745
Bayer AG	26,309	1,960,717
Bayerische Motoren Werke AG	9,775	699,829
Celesio AG	10,795	257,018
Commerzbank AG(a)	50,490	454,390
Daimler AG Registered(a)	44,625	2,941,813
Deutsche Bank AG Registered	51,640	2,972,898
Deutsche Boerse AG	12,665	890,012
Deutsche Postbank AG(a)	4,930	171,442
Deutsche Telekom AG Registered	182,070	2,634,346
E.ON AG	102,510	3,205,771
Fresenius Medical Care AG & Co. KGaA	14,875	946,284
GEA Group AG	29,410	768,078
HeidelbergCement AG	1,020	53,284
Hochtief AG	7,140	617,762
K+S AG	13,292	923,913
Linde AG	13,090	1,882,148
Merck KGaA	5,015	417,176
METRO AG	14,025	981,685
Muenchener Rueckversicherungs-Gesellschaft AG Registered	13,685	2,136,985
RWE AG	22,270	1,594,084
Salzgitter AG	4,505	323,031
SAP AG	58,225	3,032,333
Siemens AG Registered	47,940	5,469,140
ThyssenKrupp AG	28,475	1,046,427
Volkswagen AG	3,315	434,766
Wacker Chemie AG	2,295	472,891

		44,348,165
GREECE—0.04%
National Bank of Greece SA SP ADR	141,580	319,971

		319,971
HONG KONG—2.08%
Bank of East Asia Ltd. (The)	106,200	453,442
BOC Hong Kong (Holdings) Ltd.	340,000	1,065,748
Cathay Pacific Airways Ltd.	255,000	685,829
Cheung Kong (Holdings) Ltd.	85,000	1,293,810
Cheung Kong Infrastructure Holdings Ltd.	85,000	355,249
CLP Holdings Ltd.	85,000	690,763
Esprit Holdings Ltd.	86,580	466,276
Hang Seng Bank Ltd.	51,000	746,024
Henderson Land Development Co. Ltd.	85,000	603,595
Hong Kong and China Gas Co. Ltd. (The)	279,630	673,798
Hong Kong Exchanges and Clearing Ltd.	42,500	935,271

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI ACWI ex US Index Fund

October 31, 2010

Hongkong Electric Holdings Ltd.	127,500	810,002
Hutchison Whampoa Ltd.	85,000	837,687
Li & Fung Ltd.	170,000	897,992
MTR Corp. Ltd.	127,500	485,179
New World Development Co. Ltd.	170,000	335,513
Orient Overseas International Ltd.	85,000	745,037
Shangri-La Asia Ltd.	170,000	382,441
Sun Hung Kai Properties Ltd.	85,000	1,456,084
Swire Pacific Ltd. Class A	42,500	603,047
Wharf (Holdings) Ltd. (The)	85,000	558,092

		15,080,879
HUNGARY—0.17%
MOL Hungarian Oil and Gas Nyrt(a)	5,015	532,822
OTP Bank Nyrt(a)	9,945	295,343
Richter Gedeon Nyrt	1,700	404,758

		1,232,923
INDIA—1.84%
Axis Bank Ltd. SP GDR(d)	39,066	1,294,647
Dr. Reddy’s Laboratories Ltd. SP ADR(c)	16,065	607,739
HDFC Bank Ltd. SP ADR	12,449	2,153,179
ICICI Bank Ltd. SP ADR	43,117	2,267,092
Infosys Technologies Ltd. SP ADR	36,844	2,484,759
Larsen & Toubro Ltd. SP GDR(d)	28,984	1,350,075
Reliance Industries Ltd. SP GDR(e)	32,151	1,600,798
Tata Motors Ltd. SP ADR(c)	18,249	513,162
Wipro Ltd. SP ADR(c)	76,717	1,095,519

		13,366,970
INDONESIA—0.73%
PT Bank Central Asia Tbk	1,275,000	998,601
PT Bank Mandiri Tbk	1,232,500	965,315
PT Bank Rakyat Indonesia Tbk	552,500	704,727
PT Bumi Resources Tbk	603,000	150,118
PT Indosat Tbk	259,422	174,157
PT Perusahaan Gas Negara Tbk	1,487,500	674,056
PT Semen Gresik (Persero) Tbk	382,500	419,413
PT Telekomunikasi Indonesia Tbk	892,500	908,727
PT United Tractors Tbk	127,500	316,699

		5,311,813
IRELAND—0.23%
Anglo Irish Bank Corp. Ltd.(b)	64,486	9
CRH PLC	42,534	727,447
Elan Corp. PLC(a)	36,125	203,351
Kerry Group PLC Class A	19,805	728,089

		1,658,896
ISRAEL—0.57%
Delek Group Ltd. (The)	2,550	705,894
Discount Investment Corp. Ltd.	22,865	523,366
Elbit Systems Ltd.	12,580	673,266
Israel Discount Bank Ltd. Class A(a)(c)	212,925	435,117
Teva Pharmaceutical Industries Ltd.	34,000	1,772,814

		4,110,457

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI ACWI ex US Index Fund

October 31, 2010

ITALY—1.80%
Assicurazioni Generali SpA	64,773	1,417,941
Banco Popolare SpA	29,750	159,713
Enel SpA	195,440	1,114,412
Eni SpA	140,080	3,152,148
Exor SpA	21,960	563,745
Fiat SpA	52,466	886,738
Intesa Sanpaolo SpA	391,787	1,376,337
Luxottica Group SpA	10,116	298,499
Mediobanca SpA(a)	61,524	636,639
Mediolanum SpA(c)	66,810	313,632
Saipem SpA	12,325	546,978
Telecom Italia SpA	528,341	809,244
Tenaris SA	17,807	368,774
UniCredit SpA	492,453	1,281,995
Unione di Banche Italiane ScpA	17,255	181,909

		13,108,704
JAPAN—14.27%
77 Bank Ltd. (The)	170,000	801,986
Advantest Corp.	8,500	161,558
AEON Co. Ltd.	34,000	400,149
AEON Credit Service Co. Ltd.	8,500	97,716
Aisin Seiki Co. Ltd.	17,000	533,321
All Nippon Airways Co. Ltd.(a)	85,000	321,850
Amada Co. Ltd.	85,000	559,280
Asahi Breweries Ltd.	34,000	685,909
Asahi Glass Co. Ltd.	85,000	815,705
Asahi Kasei Corp.	85,000	499,131
Astellas Pharma Inc.	25,500	947,821
Bridgestone Corp.	42,500	761,359
Canon Inc.	34,000	1,570,205
Canon Marketing Japan Inc.	25,500	317,523
Casio Computer Co. Ltd.	45,100	316,904
Chubu Electric Power Co. Inc.	17,000	429,696
Chugai Pharmaceutical Co. Ltd.	34,000	594,736
Citizen Holdings Co. Ltd.	42,500	244,289
Coca-Cola West Co. Ltd.	25,500	389,702
Cosmo Oil Co. Ltd.	170,000	457,976
Credit Saison Co. Ltd.	17,000	241,862
Dai-ichi Life Insurance Co. Ltd. (The)	340	411,968
Daido Steel Co. Ltd.	85,000	432,651
Daiichi Sankyo Co. Ltd.	42,500	899,596
Daikin Industries Ltd.	17,000	591,148
Dainippon Sumitomo Pharma Co. Ltd.	59,500	536,276
Daiwa Securities Group Inc.	85,000	346,120
Denso Corp.	42,500	1,321,695
East Japan Railway Co.	8,500	524,984
Eisai Co. Ltd.	17,000	584,184
Fanuc Ltd.	17,000	2,458,721
FUJIFILM Holdings Corp.	34,000	1,133,333
Fujitsu Ltd.	170,000	1,160,770
Gunma Bank Ltd. (The)	170,000	852,638
Hachijuni Bank Ltd. (The)	170,000	873,743
Hino Motors Ltd.	85,000	367,225
Hitachi Construction Machinery Co. Ltd.	17,000	361,105
Hitachi High-Technologies Corp.	25,500	495,121
Hitachi Ltd.	85,000	384,109
Honda Motor Co. Ltd.	68,000	2,479,404
Hoya Corp.	34,000	794,389
IBIDEN Co. Ltd.	8,500	209,150

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI ACWI ex US Index Fund

October 31, 2010

Idemitsu Kosan Co. Ltd.	8,500	714,401
IHI Corp.	255,000	484,358
ITO EN Ltd.	34,000	545,773
ITOCHU Corp.	161,500	1,415,506
Japan Petroleum Exploration Co. Ltd.	8,500	324,488
Japan Prime Realty Investment Corp.	255	632,831
Japan Retail Fund Investment Corp.	340	530,577
Japan Tobacco Inc.	85	264,128
JFE Holdings Inc.	25,500	795,233
JSR Corp.	17,000	293,991
JTEKT Corp.	25,500	255,791
JX Holdings Inc.	85,000	499,131
Kansai Electric Power Co. Inc. (The)	34,000	860,236
Kawasaki Heavy Industries Ltd.	170,000	468,529
Kawasaki Kisen Kaisha Ltd.	85,000	331,347
Keio Corp.	170,000	1,188,206
Kobe Steel Ltd.	255,000	560,335
Komatsu Ltd.	17,200	421,085
Konica Minolta Holdings Inc.	42,500	411,546
Kubota Corp.	85,000	755,556
Kuraray Co. Ltd.	42,500	608,349
Kurita Water Industries Ltd.	17,000	441,515
Kyocera Corp.	8,500	847,362
Mabuchi Motor Co. Ltd.	8,500	450,062
Marubeni Corp.	170,000	1,067,908
Mazda Motor Corp.	85,000	216,325
Meiji Holdings Co. Ltd.	9,095	419,465
Minebea Co. Ltd.	85,000	466,418
Mitsubishi Chemical Holdings Corp.	85,000	437,927
Mitsubishi Corp.	76,500	1,837,709
Mitsubishi Electric Corp.	85,000	796,710
Mitsubishi Estate Co. Ltd.	85,000	1,487,896
Mitsubishi Gas Chemical Co. Inc.	85,000	525,512
Mitsubishi Heavy Industries Ltd.	170,000	618,374
Mitsubishi Motors Corp.(a)	170,000	202,607
Mitsubishi UFJ Financial Group Inc.	603,500	2,809,590
Mitsui & Co. Ltd.	17,000	266,977
Mitsui Chemicals Inc.	85,000	249,038
Mitsui O.S.K. Lines Ltd.	85,000	544,507
Mitsumi Electric Co. Ltd.	17,000	289,348
Mizuho Financial Group Inc.	773,900	1,124,101
Murata Manufacturing Co. Ltd.	17,000	954,997
NEC Corp.	249,000	692,439
Nidec Corp.	8,500	839,975
Nintendo Co. Ltd.	8,500	2,200,186
Nippon Steel Corp.	170,000	533,954
Nippon Telegraph and Telephone Corp.	25,500	1,157,076
Nishi-Nippon City Bank Ltd. (The)	170,000	464,308
Nissan Motor Co. Ltd.	85,000	749,224
Nisshin Seifun Group Inc.	85,000	1,051,024
Nisshin Steel Co. Ltd.	170,000	306,021
Nitto Denko Corp.	8,500	317,629
Nomura Holdings Inc.	170,000	882,185
NSK Ltd.	85,000	643,700
NTN Corp.	85,000	385,164
NTT DoCoMo Inc.	595	1,000,900
NTT Urban Development Corp.	85	77,877
Omron Corp.	25,500	591,359
Ono Pharmaceutical Co. Ltd.	8,500	360,894
ORIX Corp.	6,800	619,640
Panasonic Corp.	85,000	1,248,355
Rakuten Inc.	170	130,850
Ricoh Co. Ltd.	85,000	1,188,206
Rohm Co. Ltd.	8,500	529,733

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI ACWI ex US Index Fund

October 31, 2010

Santen Pharmaceutical Co. Ltd.	25,500	879,441
Secom Co. Ltd.	8,500	385,692
Seiko Epson Corp.	17,000	270,776
Seven & I Holdings Co. Ltd.	42,500	988,237
Sharp Corp.	85,000	838,920
Shin-Etsu Chemical Co. Ltd.	25,500	1,290,037
Showa Shell Sekiyu K.K.	42,500	357,200
SMC Corp.	8,500	1,297,952
SoftBank Corp.	51,000	1,639,851
Sony Corp.	51,000	1,703,166
Stanley Electric Co. Ltd.	17,000	285,127
Sumitomo Chemical Co. Ltd.	85,000	370,391
Sumitomo Corp.	93,500	1,183,985
Sumitomo Heavy Industries Ltd.	85,000	483,302
Sumitomo Metal Industries Ltd.	170,000	394,662
Sumitomo Mitsui Financial Group Inc.	59,500	1,781,676
Sumitomo Rubber Industries Inc.	8,500	91,490
Taiyo Nippon Sanso Corp.	85,000	682,744
Takeda Pharmaceutical Co. Ltd.	34,000	1,591,310
TDK Corp.	8,500	484,885
Terumo Corp.	8,500	431,068
THK Co. Ltd.	25,500	490,056
Tokio Marine Holdings Inc.	25,500	717,989
Tokyo Electric Power Co. Inc. (The)	51,000	1,218,808
Tokyo Electron Ltd.	8,500	479,609
Tokyo Tatemono Co. Ltd.	85,000	342,955
TonenGeneral Sekiyu K.K.	85,000	756,611
Toray Industries Inc.	85,000	491,744
Toshiba Corp.	170,000	850,528
Toyo Seikan Kaisha Ltd.	34,000	579,541
Toyota Industries Corp.	17,000	479,081
Toyota Motor Corp.	136,000	4,827,114
Toyota Tsusho Corp.	17,000	263,600
Ube Industries Ltd.	170,000	415,767
Ushio Inc.	17,000	283,017
USS Co. Ltd.	4,250	330,292
Yahoo! Japan Corp.	850	297,157
Yamada Denki Co. Ltd.	1,700	110,379
Yamaha Motor Co. Ltd.(a)	17,000	260,857
Yokogawa Electric Corp.	42,500	279,112

		103,659,581
MEXICO—1.19%
America Movil SAB de CV Series L	952,000	2,731,475
Cemex SAB de CV CPO(a)	565,974	496,342
Fomento Economico Mexicano SAB de CV BD Units	221,000	1,217,672
Grupo Financiero Banorte SAB de CV Series O	119,000	508,004
Grupo Mexico SAB de CV Series B	223,288	734,946
Grupo Modelo SAB de CV Series C	119,000	667,051
Kimberly-Clark de Mexico SAB de CV Series A	110,500	694,098
Wal-Mart de Mexico SAB de CV Series V	569,500	1,559,231

		8,608,819
NETHERLANDS—1.60%
AEGON NV(a)	106,675	675,211
Akzo Nobel NV	19,040	1,128,942
ASML Holding NV	24,461	806,101
Heineken NV	10,200	516,326
ING Groep NV CVA(a)	191,800	2,044,691
Koninklijke Ahold NV	72,250	997,174
Koninklijke DSM NV	17,000	907,799

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI ACWI ex US Index Fund

October 31, 2010

Koninklijke KPN NV	90,015	1,501,343
Koninklijke Philips Electronics NV	52,275	1,578,837
TNT NV	11,657	309,459
Unilever NV CVA	39,100	1,157,822

		11,623,705
NEW ZEALAND—0.04%
Fletcher Building Ltd.	28,985	181,997
Telecom Corp. of New Zealand Ltd.	89,845	140,863

		322,860
NORWAY—0.36%
DnB NOR ASA	33,830	461,859
Orkla ASA	7,310	70,380
Renewable Energy Corp. ASA(a)	17,140	59,286
Seadrill Ltd.	5,244	157,967
Statoil ASA	48,768	1,059,148
Telenor ASA	22,592	362,333
Yara International ASA	8,925	466,778

		2,637,751
PERU—0.18%
Compania de Minas Buenaventura SA SP ADR	12,835	680,768
Credicorp Ltd.	4,250	534,990
Southern Copper Corp.	1,870	80,036

		1,295,794
PHILIPPINE ISLANDS—0.41%
Bank of the Philippine Islands	893,328	1,217,891
Jollibee Foods Corp.	119,000	244,805
Metropolitan Bank & Trust Co.	620,500	1,130,083
Philippine Long Distance Telephone Co.	5,950	370,388

		2,963,167
POLAND—0.18%
Bank Millennium SA(a)	45,730	81,067
Bank Pekao SA	1,615	105,409
Cyfrowy Polsat SA	43,232	212,044
Globe Trade Centre SA(a)	31,790	258,388
Kernel Holding SA(a)	8,075	176,955
PBG SA	1,190	90,469
TVN SA	61,370	385,934

		1,310,266
PORTUGAL—0.20%
Banco Comercial Portugues SA Registered(c)	1,018,895	926,170
Banco Espirito Santo SA Registered	13,855	68,748
BRISA - Auto-estradas de Portugal SA	21,250	160,702
CIMPOR - Cimentos de Portugal SGPS SA	44,965	311,922

		1,467,542
RUSSIA—1.41%
JSC MMC Norilsk Nickel SP ADR	30,393	566,830
LUKOIL SP ADR	35,920	2,004,336
Magnit OJSC SP GDR(d)	13,345	356,845
Mobile TeleSystems SP ADR	14,025	303,641

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI ACWI ex US Index Fund

October 31, 2010

OAO Gazprom SP ADR	118,153	2,589,914
OAO NovaTek SP GDR(d)	9,265	886,197
OAO Tatneft SP ADR	4,335	136,769
OAO TMK SP GDR(a)(d)	15,130	297,002
OJSC Rosneft Oil Co. SP GDR(a)(d)	16,830	117,305
Polyus Gold SP ADR	4,050	119,961
Rushydro SP ADR(a)	45,462	235,266
Sberbank GDR(d)	2,295	861,252
Sistema JSFC SP GDR(d)	12,920	333,336
Surgutneftegaz SP ADR	127,530	1,249,794
Uralkali SP GDR(d)	5,355	132,536
Wimm-Bill-Dann Foods OJSC SP ADR	2,465	62,513

		10,253,497
SINGAPORE—1.35%
CapitaLand Ltd.	107,500	323,102
COSCO Corp. (Singapore) Ltd.(c)	170,000	244,311
DBS Group Holdings Ltd.	85,500	918,254
Keppel Corp. Ltd.	85,000	655,438
Neptune Orient Lines Ltd.(a)(c)	349,250	577,474
Noble Group Ltd.	455,199	654,178
Oversea-Chinese Banking Corp. Ltd.	255,000	1,775,198
SembCorp Marine Ltd.	170,000	604,211
Singapore Airlines Ltd.	85,000	1,038,980
Singapore Exchange Ltd.	85,000	577,941
Singapore Telecommunications Ltd.	510,000	1,217,616
United Overseas Bank Ltd.	85,000	1,224,184

		9,810,887
SOUTH AFRICA—1.78%
African Bank Investments Ltd.	185,470	958,135
Anglo Platinum Ltd.(a)	6,148	612,410
AngloGold Ashanti Ltd.	20,230	949,381
ArcelorMittal South Africa Ltd.	25,759	297,872
Aspen Pharmacare Holdings Ltd.(a)	35,955	483,221
FirstRand Ltd.	277,440	821,906
Foschini Group Ltd. (The)	8,160	99,733
Gold Fields Ltd.	52,870	833,056
Growthpoint Properties Ltd.	320,620	799,586
Harmony Gold Mining Co. Ltd.	43,435	500,713
Impala Platinum Holdings Ltd.	31,450	895,078
Imperial Holdings Ltd.	6,460	106,087
Kumba Iron Ore Ltd.	14,280	816,932
MTN Group Ltd.	25,245	457,215
Naspers Ltd. Class N	11,390	602,190
Northam Platinum Ltd.(c)	64,685	450,477
Pretoria Portland Cement Co. Ltd.	14,110	67,740
Redefine Properties Ltd.	716,380	841,280
Sappi Ltd.(a)	18,615	92,900
Sasol Ltd.	44,625	2,023,152
Truworths International Ltd.	10,030	99,492
Woolworths Holdings Ltd.	24,820	97,931

		12,906,487
SOUTH KOREA—2.45%
KB Financial Group Inc. SP ADR	49,353	2,215,950
Korea Electric Power Corp. SP ADR(a)	101,540	1,341,343
KT Corp. SP ADR	59,887	1,239,062
LG Display Co. Ltd. SP ADR(c)	51,470	885,799
POSCO SP ADR	22,550	2,343,847

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI ACWI ex US Index Fund

October 31, 2010

Samsung Electronics Co. Ltd. SP GDR(c)(d)	16,668	5,563,778
Shinhan Financial Group Co. Ltd. SP ADR	34,361	2,672,255
SK Telecom Co. Ltd. SP ADR	84,232	1,552,396

		17,814,430
SPAIN—2.94%
Abertis Infraestructuras SA(c)	16,226	320,020
Acciona SA	3,740	328,528
Acerinox SA	35,785	585,909
Actividades de Construcciones y Servicios SA(c)	15,303	802,078
Banco Bilbao Vizcaya Argentaria SA	162,775	2,137,978
Banco Popular Espanol SA	55,536	358,700
Banco Santander SA	382,376	4,905,949
Banco Santander SA London	5,000	64,632
Ferrovial SA	32,826	373,759
Fomento de Construcciones y Contratas SA	5,950	160,271
Gamesa Corporacion Tecnologica SA(a)	28,220	196,115
Gas Natural SDG SA	9,180	134,228
Iberdrola SA	185,215	1,560,028
Indra Sistemas SA	16,830	329,009
Industria de Diseno Textil SA	18,785	1,566,818
Repsol YPF SA	44,710	1,238,188
Telefonica SA	209,950	5,661,106
Zardoya Otis SA	36,415	605,840

		21,329,156
SWEDEN—2.22%
Alfa Laval AB	47,600	822,122
Assa Abloy AB Class B	26,350	672,830
Electrolux AB Class B	27,795	671,587
Getinge AB Class B	23,136	488,276
Hennes & Mauritz AB Class B	62,050	2,178,557
Husqvarna AB Class B	64,515	451,962
Investor AB Class B	82,875	1,694,656
Millicom International Cellular SA SDR	3,770	354,806
Nordea Bank AB	188,790	2,071,011
Sandvik AB	86,530	1,299,621
Scania AB Class B	53,635	1,135,945
Securitas AB Class B	34,596	376,935
Skandinaviska Enskilda Banken AB Class A	22,950	177,139
Skanska AB Class B	37,995	724,232
SSAB AB Class A	13,345	186,401
SSAB AB Class B	7,565	93,312
Svenska Handelsbanken AB Class A	15,895	517,766
Tele2 AB Class B	21,335	467,768
Telefonaktiebolaget LM Ericsson Class B	62,645	685,809
TeliaSonera AB	129,200	1,074,306

		16,145,041
SWITZERLAND—5.01%
ABB Ltd. Registered(a)	140,505	2,911,532
Compagnie Financiere Richemont SA Class A Bearer Units	22,393	1,117,487
Credit Suisse Group AG Registered	49,640	2,051,719
Holcim Ltd. Registered	4,250	265,112
Kuehne & Nagel International AG Registered	7,225	894,034
Logitech International SA Registered(a)	14,110	267,710
Nestle SA Registered	184,705	10,122,623
Nobel Biocare Holding AG Registered	9,444	156,232
Novartis AG Registered	105,825	6,138,603
Roche Holding AG Genusschein	37,060	5,445,013

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI ACWI ex US Index Fund

October 31, 2010

Swiss Life Holding AG Registered(a)	1,530	187,458
Swiss Reinsurance Co. Registered	15,306	736,120
Syngenta AG Registered	5,015	1,387,985
Synthes Inc.	2,635	314,539
UBS AG Registered(a)	178,190	3,018,450
Zurich Financial Services AG Registered	5,822	1,426,049

		36,440,666
TAIWAN—2.07%
Advanced Semiconductor Engineering Inc. SP ADR	180,045	797,599
AU Optronics Corp. SP ADR(a)	129,194	1,295,816
Chunghwa Telecom Co. Ltd. SP ADR	177,059	4,143,181
Hon Hai Precision Industry Co. Ltd. SP GDR(d)	340,770	2,606,890
Siliconware Precision Industries Co. Ltd. SP ADR	167,365	933,897
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	354,479	3,867,366
United Microelectronics Corp. SP ADR(c)	461,055	1,424,660

		15,069,409
THAILAND—0.57%
Bangkok Bank PCL NVDR	113,940	566,279
Banpu PCL NVDR	8,500	219,446
BEC World PCL NVDR	493,000	546,773
Charoen Pokphand Foods PCL NVDR	663,000	515,273
CP All PCL NVDR	374,000	555,137
Glow Energy PCL NVDR	102,000	169,263
Kasikornbank PCL NVDR	162,540	634,329
PTT Aromatics & Refining PCL NVDR	127,500	126,522
PTT Chemical PCL NVDR	51,000	239,860
PTT Exploration & Production PCL NVDR	25,500	145,447
PTT PCL NVDR	17,000	171,815
Siam Cement PCL NVDR	8,500	89,593
Siam Commercial Bank PCL NVDR	25,500	87,183
Thai Oil PCL NVDR	59,500	105,187

		4,172,107
TURKEY—0.53%
Akbank TAS	41,565	261,214
Anadolu Efes Biracilik ve Malt Sanayii AS	22,100	353,390
Arcelik AS	53,550	297,272
Asya Katilim Bankasi AS	25,245	65,223
BIM Birlesik Magazalar AS	8,500	292,316
Coca-Cola Icecek AS	16,660	214,052
Dogan Sirketler Grubu Holdings AS(a)	161,840	117,529
Enka Insaat ve Sanayi AS	12,155	55,593
Haci Omer Sabanci Holding AS	12,750	70,334
KOC Holding AS	15,980	76,435
Turk Hava Yollari Anonim Ortakligi(a)	42,840	177,989
Turkiye Garanti Bankasi AS	84,405	518,654
Turkiye Halk Bankasi AS	9,265	93,808
Turkiye Is Bankasi AS	36,550	164,617
Turkiye Petrol Rafinerileri AS	33,575	902,617
Turkiye Vakiflar Bankasi TAO	23,800	77,112
Yapi ve Kredi Bankasi AS(a)	37,825	145,267

		3,883,422
UNITED KINGDOM—14.98%
3i Group PLC	135,830	650,626
AMEC PLC	31,705	550,493
Anglo American PLC	73,780	3,430,262

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI ACWI ex US Index Fund

October 31, 2010

AstraZeneca PLC	74,885	3,746,830
Aviva PLC	163,022	1,037,606
BAE Systems PLC	26,010	143,343
Barclays PLC	537,710	2,360,711
BG Group PLC	168,470	3,273,948
BHP Billiton PLC	115,260	4,078,987
BP PLC	834,105	5,678,329
British American Tobacco PLC	91,290	3,473,716
British Land Co. PLC	36,904	300,616
British Sky Broadcasting Group PLC	22,780	257,312
BT Group PLC	481,950	1,184,323
Bunzl PLC	78,115	922,939
Capita Group PLC	60,945	746,869
Carnival PLC	10,200	438,679
Centrica PLC	235,902	1,252,926
Compass Group PLC	124,610	1,019,044
Diageo PLC	162,095	2,985,495
Experian PLC	74,460	863,684
G4S PLC	100,385	420,017
GlaxoSmithKline PLC	264,860	5,170,425
Home Retail Group PLC	77,605	271,724
HSBC Holdings PLC	852,210	8,844,076
ICAP PLC	65,535	477,994
Imperial Tobacco Group PLC	63,836	2,040,200
InterContinental Hotels Group PLC	27,965	539,655
International Power PLC	76,500	510,392
Invensys PLC	97,665	450,015
ITV PLC(a)	65,280	71,232
J Sainsbury PLC	100,895	627,984
Johnson Matthey PLC	27,540	842,753
Kingfisher PLC	164,220	624,356
Land Securities Group PLC	34,939	378,175
Legal & General Group PLC	472,515	758,479
Lloyds Banking Group PLC(a)	1,617,125	1,782,416
London Stock Exchange Group PLC	36,295	425,929
Man Group PLC	113,645	473,862
Marks & Spencer Group PLC	109,225	746,364
National Grid PLC	210,676	1,987,290
Next PLC	15,300	558,949
Old Mutual PLC	310,930	645,752
Pearson PLC	9,435	143,983
Prudential PLC	139,740	1,408,640
Reckitt Benckiser Group PLC	38,930	2,172,844
Reed Elsevier PLC	28,815	246,471
Resolution Ltd.	15,116	63,295
Rexam PLC	224,060	1,138,088
Rio Tinto PLC	74,375	4,799,239
Royal Bank of Scotland Group PLC(a)	839,205	598,542
Royal Dutch Shell PLC Class A	134,640	4,361,218
Royal Dutch Shell PLC Class B	93,075	2,973,935
SABMiller PLC	41,140	1,330,950
Sage Group PLC (The)	99,705	429,446
Scottish & Southern Energy PLC	48,110	886,868
Serco Group PLC	52,445	514,833
Shire PLC	27,455	645,696
Smith & Nephew PLC	79,050	693,854
Standard Chartered PLC	87,066	2,513,277
Standard Life PLC	118,320	429,416
Tesco PLC	479,230	3,270,495
Tullow Oil PLC	59,075	1,119,222
Unilever PLC	32,810	943,695
United Utilities Group PLC	23,460	229,173
Vodafone Group PLC	2,507,755	6,809,965
Wm Morrison Supermarkets PLC	108,375	509,067

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI ACWI ex US Index Fund

October 31, 2010

Wolseley PLC(a)	22,211	590,547
WPP PLC	67,320	781,403
Xstrata PLC	115,350	2,230,579

		108,879,518

TOTAL COMMON STOCKS
(Cost: $676,149,814)		708,603,996

PREFERRED STOCKS—2.11%

BRAZIL—1.69%
Banco Bradesco SA SP ADR	144,498	3,005,558
Brasil Telecom SA SP ADR(a)	2,688	59,270
Centrais Eletricas Brasileiras SA Class B SP ADR	8,670	141,754
Companhia de Bebidas das Americas SP ADR	8,585	1,195,375
Companhia Energetica de Minas Gerais SP ADR	27,609	492,545
Companhia Paranaense de Energia Class B SP ADR	16,994	394,771
Gerdau SA SP ADR	8,500	110,840
Petroleo Brasileiro SA SP ADR	115,172	3,592,215
Vale SA Class A SP ADR	115,090	3,306,536

		12,298,864
GERMANY—0.32%
Henkel AG & Co. KGaA	14,450	851,162
Porsche Automobil Holding SE	6,970	356,649
RWE AG NVS	3,825	258,748
Volkswagen AG	5,582	837,910

		2,304,469
ITALY—0.10%
Intesa Sanpaolo SpA RNC	59,691	163,357
Telecom Italia SpA RNC	439,705	537,809

		701,166

TOTAL PREFERRED STOCKS
(Cost: $14,313,341)		15,304,499

RIGHTS—0.01%

SPAIN—0.00%
Banco Santander SA(a)(b)	5,000	827

		827
UNITED KINGDOM—0.01%
Standard Chartered PLC(a)	11,651	97,888

		97,888

TOTAL RIGHTS
(Cost: $834)		98,715

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI ACWI ex US Index Fund

October 31, 2010

SHORT-TERM INVESTMENTS—1.49%

MONEY MARKET FUNDS—1.49%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.28%(f)(g)(h)	9,418,363	9,418,363
BlackRock Cash Funds: Prime, SL Agency Shares
0.26%(f)(g)(h)	1,310,983	1,310,983
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(f)(g)	77,001	77,001

		10,806,347

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,806,347)		10,806,347

TOTAL INVESTMENTS IN SECURITIES—101.12%
(Cost: $701,270,336)		734,813,557
Other Assets, Less Liabilities—(1.12)%		(8,126,027)

NET ASSETS—100.00%		$726,687,530

CPO—Certificates of Participation (Ordinary)

FDR—Fiduciary Depositary Receipts

GDR—Global Depositary Receipts

NVDR—Non-Voting Depositary Receipts

NVS—Non-Voting Shares

SDR—Swedish Depositary Receipts

SP ADR—Sponsored American Depositary Receipts

SP GDR—Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(f)	Affiliated issuer. See Note 2.
(g)	The rate quoted is the annualized seven-day yield of the fund at period end.
(h)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® MSCI ACWI ex US Consumer Discretionary Sector Index Fund

October 31, 2010

Security	Shares	Value

COMMON STOCKS—97.10%

AUSTRALIA—2.05%
Aristocrat Leisure Ltd.	2,582	$8,883
Billabong International Ltd.	1,396	11,125
Crown Ltd.	2,724	22,242
Fairfax Media Ltd.	12,596	17,903
Harvey Norman Holdings Ltd.	3,538	11,548
Tabcorp Holdings Ltd.	3,600	26,042
Tabcorp Holdings Ltd. New(a)(b)	400	2,893
Tatts Group Ltd.	10,998	26,951

		127,587
BRAZIL—1.21%
Cyrela Brazil Realty SA Empreendimentos e Participacoes SP ADR	200	54,890
Gafisa SA SP ADR	1,000	16,790
Rossi Residencial SA SP GDR	800	3,768

		75,448
CANADA—3.39%
Canadian Tire Corp. Ltd. Class A	340	19,910
Gildan Activewear Inc.(b)	516	14,903
Magna International Inc. Class A	482	43,691
Shaw Communications Inc. Class B	1,546	33,226
Thomson Reuters Corp.	1,650	63,156
Tim Hortons Inc.	776	29,237
Yellow Pages Income Fund	1,152	6,940

		211,063
CHINA—3.15%
Anta Sports Products Ltd.	6,000	12,383
Belle International Holdings Ltd.	20,000	36,118
BYD Co. Ltd. Class H	2,000	12,190
China Dongxiang (Group) Co. Ltd.	20,000	11,197
China Travel International Investment Hong Kong Ltd.(b)	28,000	6,682
Dongfeng Motor Group Co. Ltd. Class H	12,000	26,005
Geely Automobile Holdings Ltd.	20,000	11,274
Golden Eagle Retail Group Ltd.	4,000	10,629
GOME Electrical Appliances Holdings Ltd.(b)	56,000	18,854
Guangzhou Automobile Group Co. Ltd. Class H	13,272	20,202
Li Ning Co. Ltd.	4,000	11,403
Parkson Retail Group Ltd.	8,000	14,468
Skyworth Digital Holdings Ltd.(c)	8,000	4,685

		196,090
CZECH REPUBLIC—0.05%
Central European Media Enterprises Ltd. Class A(b)	140	3,304

		3,304
FINLAND—0.39%
Nokian Renkaat OYJ	468	16,197
Sanoma OYJ	352	7,921

		24,118

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI ACWI ex US Consumer Discretionary Sector Index Fund

October 31, 2010

FRANCE—13.06%
Accor SA	640	26,210
Christian Dior SA	284	41,032
Compagnie Generale des Etablissements Michelin Class B	896	71,172
Eutelsat Communications	438	16,428
Hermes International	234	49,582
JCDecaux SA(b)	290	8,483
Lagardere SCA	506	21,552
LVMH Moet Hennessy Louis Vuitton SA	1,084	169,649
M6-Metropole Television	280	6,830
PagesJaunes Groupe SA	506	5,556
PPR SA	338	55,341
PSA Peugeot Citroen SA(b)	878	34,902
Publicis Groupe SA	552	27,459
Renault SA(b)	894	49,610
SES SA FDR	1,378	35,270
Societe Television Francaise 1	526	8,572
Sodexo	466	30,286
Vivendi SA	5,416	154,280

		812,214
GERMANY—8.23%
Adidas AG	992	64,623
Bayerische Motoren Werke AG	1,628	116,555
Continental AG(b)	256	22,210
Daimler AG Registered(b)	4,106	270,680
Puma AG	24	7,969
TUI AG(b)	814	9,497
Volkswagen AG	156	20,459

		511,993
HONG KONG—3.09%
Esprit Holdings Ltd.	5,800	31,236
Li & Fung Ltd.	12,000	63,388
Lifestyle International Holdings Ltd.	3,000	6,958
Sands China Ltd.(b)	11,200	24,416
Shangri-La Asia Ltd.	8,000	17,997
Television Broadcasts Ltd.	2,000	10,655
Wynn Macau Ltd.(b)	8,800	19,456
Yue Yuen Industrial (Holdings) Ltd.	5,000	17,930

		192,036
INDIA—0.79%
Mahindra & Mahindra Ltd. SP GDR(c)	3,000	49,320

		49,320
INDONESIA—0.92%
PT Astra International Tbk	9,000	57,399

		57,399
ITALY—2.28%
Autogrill SpA(b)	1,058	14,088
Fiat SpA	4,156	70,241
Luxottica Group SpA	796	23,488
Mediaset SpA	3,360	24,751
Pirelli & C. SpA	1,038	8,851
Prelios SpA(b)	1,038	608

		142,027

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI ACWI ex US Consumer Discretionary Sector Index Fund

October 31, 2010

JAPAN—31.24%
ABC-Mart Inc.	200	6,796
Aisin Seiki Co. Ltd.	1,000	31,372
Benesse Holdings Inc.	400	19,193
Bridgestone Corp.	3,200	57,326
Canon Marketing Japan Inc.	400	4,981
Casio Computer Co. Ltd.	1,200	8,432
Daihatsu Motor Co. Ltd.	2,000	27,014
Dena Co. Ltd.	400	10,339
Denso Corp.	2,200	68,417
Dentsu Inc.	800	18,850
Fast Retailing Co. Ltd.	200	26,145
Fuji Heavy Industries Ltd.	2,000	13,830
Fuji Media Holdings Inc.	2	2,647
Hakuhodo DY Holdings Inc.	100	5,003
Honda Motor Co. Ltd.	7,400	269,818
Isetan Mitsukoshi Holdings Ltd.	1,600	17,639
Isuzu Motors Ltd.	6,000	23,091
J. Front Retailing Co. Ltd.	2,000	10,255
Jupiter Telecommunications Co. Ltd.	12	12,976
Marui Group Co. Ltd.	1,000	7,858
Mazda Motor Corp.	8,000	20,360
McDonald’s Holdings Co. (Japan) Ltd.	400	10,145
Mitsubishi Motors Corp.(b)	20,000	23,836
Namco Bandai Holdings Inc.	1,000	9,212
NGK Spark Plug Co. Ltd.	2,000	27,858
Nikon Corp.	1,400	26,418
Nissan Motor Co. Ltd.	11,400	100,484
Nitori Holdings Co. Ltd.	200	17,579
NOK Corp.	600	10,704
Oriental Land Co. Ltd.	200	19,367
Panasonic Corp.	8,800	129,241
Rakuten Inc.	34	26,170
Rinnai Corp.	200	12,166
Sankyo Co. Ltd.	200	10,652
Sega Sammy Holdings Inc.	1,000	16,313
Sekisui Chemical Co. Ltd.	2,000	12,713
Sekisui House Ltd.	2,000	18,796
Shimamura Co. Ltd.	200	19,168
Shimano Inc.	200	9,981
Sony Corp.	4,400	146,940
Stanley Electric Co. Ltd.	800	13,418
Sumitomo Rubber Industries Inc.	1,200	12,916
Suzuki Motor Corp.	1,600	38,992
Takashimaya Co. Ltd.	2,000	15,047
Toho Co. Ltd.	400	6,168
Toyoda Gosei Co. Ltd.	400	8,611
Toyota Boshoku Corp.	400	6,773
Toyota Industries Corp.	1,000	28,181
Toyota Motor Corp.	12,400	440,119
USS Co. Ltd.	100	7,772
Yamada Denki Co. Ltd.	360	23,374
Yamaha Corp.	800	9,803
Yamaha Motor Co. Ltd.(b)	1,400	21,482

		1,942,741
MEXICO—1.34%
Desarrolladora Homex SAB de CV(b)	2,000	11,234
Grupo Televisa SA CPO	14,000	62,942

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI ACWI ex US Consumer Discretionary Sector Index Fund

October 31, 2010

Urbi Desarrollos Urbanos SAB de CV(b)	4,400	9,383

		83,559
NETHERLANDS—1.37%
Reed Elsevier NV	3,398	44,215
Wolters Kluwer NV	1,798	40,847

		85,062
NEW ZEALAND—0.19%
Sky City Entertainment Group Ltd.	5,000	11,548

		11,548
PHILIPPINE ISLANDS—0.39%
Jollibee Foods Corp.	11,800	24,275

		24,275
POLAND—0.15%
Cyfrowy Polsat SA	352	1,726
TVN SA	1,166	7,333

		9,059
SINGAPORE—2.47%
Genting Singapore PLC(b)	44,000	73,772
Jardine Cycle & Carriage Ltd.	2,000	60,730
Singapore Press Holdings Ltd.	6,000	19,239

		153,741
SOUTH AFRICA—2.95%
Foschini Group Ltd. (The)	1,332	16,280
Imperial Holdings Ltd.	978	16,061
Naspers Ltd. Class N	1,762	93,157
Steinhoff International Holdings Ltd.(b)	6,582	20,814
Truworths International Ltd.	2,142	21,247
Woolworths Holdings Ltd.	4,030	15,901

		183,460
SOUTH KOREA—0.06%
LG Electronics Inc. SP GDR(d)	200	3,468

		3,468
SPAIN—1.45%
Gestevision Telecinco SA	540	6,880
Industria de Diseno Textil SA	998	83,241

		90,121
SWEDEN—3.92%
Electrolux AB Class B	1,336	32,281
Hennes & Mauritz AB Class B	4,906	172,248
Husqvarna AB Class B	2,804	19,644
Modern Times Group MTG AB Class B	272	19,436

		243,609

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI ACWI ex US Consumer Discretionary Sector Index Fund

October 31, 2010

SWITZERLAND—2.91%
Compagnie Financiere Richemont SA Class A Bearer Units	2,300	114,778
Swatch Group AG (The) Bearer	136	52,008
Swatch Group AG (The) Registered	200	13,909

		180,695
THAILAND—0.58%
BEC World PCL NVDR	32,800	36,378

		36,378
TURKEY—0.31%
Arcelik AS	3,484	19,341

		19,341
UNITED KINGDOM—9.16%
British Sky Broadcasting Group PLC	5,062	57,178
Burberry Group PLC	1,954	31,834
Carnival PLC	756	32,514
Compass Group PLC	8,302	67,893
Home Retail Group PLC	3,862	13,522
InterContinental Hotels Group PLC	1,232	23,774
ITV PLC(b)	16,340	17,830
Kingfisher PLC	10,468	39,799
Marks & Spencer Group PLC	7,216	49,309
Next PLC	860	31,418
Pearson PLC	3,580	54,633
Reed Elsevier PLC	5,380	46,018
Thomas Cook Group PLC	3,510	10,152
TUI Travel PLC	2,486	8,390
Whitbread PLC	784	21,234
WPP PLC	5,540	64,304

		569,802

TOTAL COMMON STOCKS
(Cost: $5,216,773)		6,039,458

PREFERRED STOCKS—2.59%

GERMANY—2.59%
Bayerische Motoren Werke AG	330	16,049
Porsche Automobil Holding SE	464	23,742
Volkswagen AG	806	120,988

		160,779

TOTAL PREFERRED STOCKS
(Cost: $113,561)		160,779

SHORT-TERM INVESTMENTS—0.96%

MONEY MARKET FUNDS—0.96%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.28%(e)(f)(g)	50,123	50,123
BlackRock Cash Funds: Prime, SL Agency Shares
0.26%(e)(f)(g)	6,977	6,977

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI ACWI ex US Consumer Discretionary Sector Index Fund

October 31, 2010

BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(e)(f)	2,670	2,670

		59,770

TOTAL SHORT-TERM INVESTMENTS
(Cost: $59,770)		59,770

TOTAL INVESTMENTS IN SECURITIES—100.65%
(Cost: $5,390,104)		6,260,007
Other Assets, Less Liabilities—(0.65)%		(40,312)

NET ASSETS—100.00%		$6,219,695

CPO—Certificates of Participation (Ordinary)

FDR—Fiduciary Depositary Receipts

NVDR—Non-Voting Depositary Receipts

SP ADR—Sponsored American Depositary Receipts

SP GDR—Sponsored Global Depositary Receipts

(a)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(b)	Non-income earning security.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® MSCI ACWI ex US Consumer Staples Sector Index Fund

October 31, 2010

Security	Shares	Value

COMMON STOCKS—96.60%

AUSTRALIA—7.44%
Coca-Cola Amatil Ltd.	1,249	$14,899
Foster’s Group Ltd.	5,051	28,914
Goodman Fielder Ltd.	5,008	7,290
Metcash Ltd.	2,839	12,161
Wesfarmers Ltd.	2,196	71,334
Wesfarmers Ltd. Partially Protected	350	11,455
Woolworths Ltd.	2,866	79,642

		225,695
BELGIUM—3.97%
Anheuser-Busch InBev NV	1,580	98,899
Colruyt SA	380	21,380

		120,279
BRAZIL—0.82%
BRF - Brasil Foods SA SP ADR	1,700	24,871

		24,871
CANADA—2.82%
Alimentation Couche-Tard Inc. Class B	286	6,807
Empire Co. Ltd. Class A	51	2,925
George Weston Ltd.	113	9,100
Loblaw Companies Ltd.	240	10,278
Metro Inc. Class A	230	10,578
Saputo Inc.	316	12,105
Shoppers Drug Mart Corp.	587	22,382
Viterra Inc.(a)	1,192	11,445

		85,620
CHILE—0.25%
Compania Cervecerias Unidas SA SP ADR	50	2,812
Vina Concha y Toro SA SP ADR	100	4,797

		7,609
CHINA—3.09%
Chaoda Modern Agriculture (Holdings) Ltd.	6,000	4,891
China Agri-Industries Holdings Ltd.	4,000	5,820
China Mengniu Dairy Co. Ltd.	3,000	8,591
China Resources Enterprise Ltd.	4,000	16,898
China Yurun Food Group Ltd.	3,000	11,668
Hengan International Group Co. Ltd.	2,000	18,833
Tingyi (Cayman Islands) Holding Corp.	4,000	10,887
Want Want China Holdings Ltd.	15,000	13,835
Wumart Stores Inc. Class H	1,000	2,348

		93,771
DENMARK—0.83%
Carlsberg A/S Class B	231	25,232

		25,232

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI ACWI ex US Consumer Staples Sector Index Fund

October 31, 2010

FINLAND—0.24%
Kesko OYJ Class B	150	7,426

		7,426
FRANCE—9.18%
Carrefour SA	1,377	74,221
Casino Guichard-Perrachon SA	148	13,885
Danone SA	1,375	86,908
L’Oreal SA	540	63,316
Pernod Ricard SA	453	40,113

		278,443
GERMANY—1.95%
Beiersdorf AG	285	18,542
Henkel AG & Co. KGaA	300	14,879
METRO AG	295	20,649
Suedzucker AG	216	5,104

		59,174
GREECE—0.42%
Coca-Cola Hellenic Bottling Co. SA SP ADR	500	12,720

		12,720
INDONESIA—1.22%
PT Astra Agro Lestari Tbk	2,500	6,965
PT Gudang Garam Tbk	1,500	8,006
PT Indofood Sukses Makmur Tbk	16,000	9,309
PT Unilever Indonesia Tbk	6,500	12,691

		36,971
IRELAND—0.43%
Kerry Group PLC Class A	356	13,088

		13,088
ITALY—0.54%
Parmalat SpA	5,956	16,358

		16,358
JAPAN—9.56%
AEON Co. Ltd.	1,300	15,300
Ajinomoto Co. Inc.	2,000	19,069
Asahi Breweries Ltd.	900	18,156
Coca-Cola West Co. Ltd.	300	4,585
FamilyMart Co. Ltd.	200	7,091
ITO EN Ltd.	200	3,210
Japan Tobacco Inc.	10	31,074
Kao Corp.	1,300	32,972
Kikkoman Corp.	1,000	10,776
Kirin Holdings Co. Ltd.	2,000	27,412
Lawson Inc.	100	4,544
Meiji Holdings Co. Ltd.	200	9,224
Nippon Meat Packers Inc.	1,000	11,620
Nisshin Seifun Group Inc.	500	6,183
Nissin Foods Holdings Co. Ltd.	200	7,240
Sapporo Holdings Ltd.	1,000	3,935

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI ACWI ex US Consumer Staples Sector Index Fund

October 31, 2010

Seven & I Holdings Co. Ltd.	1,700	39,530
Shiseido Co. Ltd.	800	16,705
Unicharm Corp.	300	11,453
UNY Co. Ltd.	500	4,165
Yakult Honsha Co. Ltd.	200	5,842

		290,086
MEXICO—3.16%
Coca-Cola FEMSA SAB de CV Class L	700	5,602
Fomento Economico Mexicano SAB de CV BD Units	5,200	28,651
Grupo Bimbo SAB de CV Series A	800	6,173
Grupo Modelo SAB de CV Series C	1,500	8,408
Kimberly-Clark de Mexico SAB de CV Series A	1,500	9,422
Wal-Mart de Mexico SAB de CV Series V	13,700	37,509

		95,765
NETHERLANDS—6.26%
Heineken Holding NV	277	11,912
Heineken NV	583	29,512
Koninklijke Ahold NV	2,862	39,500
Unilever NV CVA	3,676	108,853

		189,777
POLAND—0.06%
Kernel Holding SA(a)	80	1,753

		1,753
PORTUGAL—0.29%
Jeronimo Martins SGPS SA	595	8,915

		8,915
RUSSIA—0.57%
Magnit OJSC SP GDR(b)	492	13,156
Wimm-Bill-Dann Foods OJSC SP ADR	169	4,286

		17,442
SINGAPORE—1.38%
Golden Agri-Resources Ltd.	20,000	10,044
Olam International Ltd.	5,000	12,092
Wilmar International Ltd.	4,000	19,780

		41,916
SOUTH AFRICA—1.32%
Massmart Holdings Ltd.	454	9,296
Pick’n Pay Stores Ltd.	815	5,395
Shoprite Holdings Ltd.	969	13,792
Tiger Brands Ltd.	428	11,555

		40,038
SWEDEN—0.60%
Swedish Match AB	658	18,323

		18,323

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI ACWI ex US Consumer Staples Sector Index Fund

October 31, 2010

SWITZERLAND—14.30%
Aryzta AG	192	8,521
Lindt & Spruengli AG Participation Certificates	3	8,154
Nestle SA Registered	7,608	416,951

		433,626
THAILAND—0.70%
Charoen Pokphand Foods PCL NVDR	10,000	7,772
CP All PCL NVDR	9,000	13,359

		21,131
TURKEY—0.81%
Anadolu Efes Biracilik ve Malt Sanayii AS	753	12,041
BIM Birlesik Magazalar AS	210	7,222
Coca-Cola Icecek AS	416	5,345

		24,608
UNITED KINGDOM—24.39%
Associated British Foods PLC	750	12,555
British American Tobacco PLC	4,355	165,714
Diageo PLC	5,507	101,429
Imperial Tobacco Group PLC	2,303	73,604
J Sainsbury PLC	3,099	19,289
Reckitt Benckiser Group PLC	1,343	74,958
SABMiller PLC	2,080	67,292
Tesco PLC	17,630	120,315
Unilever PLC	2,812	80,880
Wm Morrison Supermarkets PLC	5,053	23,735

		739,771

TOTAL COMMON STOCKS
(Cost: $2,637,667)		2,930,408

PREFERRED STOCKS—2.99%

BRAZIL—2.23%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A SP ADR	300	11,883
Companhia de Bebidas das Americas SP ADR	400	55,696

		67,579
GERMANY—0.76%
Henkel AG & Co. KGaA	394	23,208

		23,208

TOTAL PREFERRED STOCKS
(Cost: $73,558)		90,787

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI ACWI ex US Consumer Staples Sector Index Fund

October 31, 2010

SHORT-TERM INVESTMENTS—0.08%

MONEY MARKET FUNDS—0.08%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(c)(d)	2,297	2,297

		2,297

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,297)		2,297

TOTAL INVESTMENTS IN SECURITIES—99.67%
(Cost: $2,713,522)		3,023,492
Other Assets, Less Liabilities—0.33%		9,920

NET ASSETS—100.00%		$3,033,412

NVDR—Non-Voting Depositary Receipts

SP ADR—Sponsored American Depositary Receipts

SP GDR—Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® MSCI ACWI ex US Energy Sector Index Fund

October 31, 2010

Security	Shares	Value

COMMON STOCKS—95.63%

AUSTRALIA—3.65%
Caltex Australia Ltd.	618	$7,039
Energy Resources of Australia Ltd.	226	2,882
Origin Energy Ltd.	3,362	52,529
Paladin Energy Ltd.(a)	2,750	11,052
Santos Ltd.	3,014	37,283
Woodside Petroleum Ltd.	1,970	83,998
WorleyParsons Ltd.	742	16,692

		211,475
AUSTRIA—0.37%
OMV AG	570	21,268

		21,268
BRAZIL—4.60%
OGX Petroleo e Gas Participacoes SA SP ADR(a)	4,600	60,260
Petroleo Brasileiro SA SP ADR	5,300	180,836
Ultrapar Participacoes SA SP ADR	400	24,820

		265,916
CANADA—17.56%
ARC Energy Trust	474	10,043
Bonavista Energy Trust	258	6,531
Cameco Corp.	1,412	43,778
Canadian Natural Resources Ltd.	3,798	138,581
Canadian Oil Sands Trust	854	21,451
Cenovus Energy Inc.	2,600	72,512
Crescent Point Energy Corp.	688	27,314
Enbridge Inc.	1,304	72,286
EnCana Corp.	2,252	63,758
Enerplus Resources Fund	664	18,283
Ensign Energy Services Inc.	460	5,723
Imperial Oil Ltd.	1,044	40,238
Nexen Inc.	1,922	40,986
Niko Resources Ltd.	172	16,446
Pacific Rubiales Energy Corp.(a)	972	31,053
Penn West Energy Trust	1,532	34,973
PetroBakken Energy Ltd. Class A	276	6,108
Petrobank Energy and Resources Ltd.(a)	350	13,961
Provident Energy Trust	950	7,347
Suncor Energy Inc.	5,492	176,374
Talisman Energy Inc.	3,730	67,775
TransCanada Corp.	2,496	92,398
Vermilion Energy Trust	196	7,693

		1,015,612
CHINA—7.24%
China Coal Energy Co. Class H	14,000	24,199
China Oilfield Services Ltd. Class H	8,000	12,982
China Petroleum & Chemical Corp. Class H	60,000	56,577
China Shenhua Energy Co. Ltd. Class H	13,000	57,854
CNOOC Ltd.	66,000	136,728
CNPC (Hong Kong) Ltd.	8,000	10,175

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI ACWI ex US Energy Sector Index Fund

October 31, 2010

PetroChina Co. Ltd. Class H	80,000	97,623
Yanzhou Coal Mining Co. Ltd. Class H	8,000	23,012

		419,150
COLOMBIA—0.66%
Ecopetrol SA SP ADR	800	38,192

		38,192
FINLAND—0.13%
Neste Oil OYJ	440	7,290

		7,290
FRANCE—7.93%
Compagnie Generale de Geophysique-Veritas(a)	506	11,780
Technip SA	350	29,378
Total SA	7,694	417,543

		458,701
HONG KONG—0.07%
Mongolia Energy Corp. Ltd.(a)	10,000	3,831

		3,831
HUNGARY—0.32%
MOL Hungarian Oil and Gas Nyrt(a)	174	18,487

		18,487
INDIA—1.99%
Reliance Industries Ltd. SP GDR(b)	2,310	115,015

		115,015
INDONESIA—0.71%
PT Adaro Energy Tbk	42,000	9,869
PT Bumi Resources Tbk	69,000	17,178
PT Indo Tambangraya Megah Tbk	1,000	5,057
PT Tambang Batubara Bukit Asam Tbk	4,000	8,794

		40,898
ITALY—5.17%
Eni SpA	9,674	217,689
Saipem SpA	1,008	44,735
Tenaris SA	1,772	36,697

		299,121
JAPAN—2.51%
Cosmo Oil Co. Ltd.	2,000	5,388
Idemitsu Kosan Co. Ltd.	200	16,809
INPEX Corp.	8	41,564
Japan Petroleum Exploration Co. Ltd.	200	7,635
JX Holdings Inc.	8,400	49,326
Showa Shell Sekiyu K.K.	800	6,724
TonenGeneral Sekiyu K.K.	2,000	17,803

		145,249

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI ACWI ex US Energy Sector Index Fund

October 31, 2010

NETHERLANDS— 0.56%
Fugro NV CVA	262	18,510
SBM Offshore NV	684	13,937

		32,447
NORWAY—2.25%
Aker Solutions ASA	596	9,028
Seadrill Ltd.	1,028	30,967
Statoil ASA	4,156	90,260

		130,255
POLAND—0.47%
Grupa Lotos SA(a)	240	2,546
Polski Koncern Naftowy Orlen SA(a)	1,148	16,172
Polskie Gornictwo Naftowe i Gazownictwo SA	6,400	8,296

		27,014
PORTUGAL—0.32%
Galp Energia SGPS SA Class B	978	18,840

		18,840
RUSSIA—7.42%
LUKOIL SP ADR	1,700	94,860
OAO Gazprom SP ADR	9,600	210,432
OAO NovaTek SP GDR(c)	304	29,077
OAO Tatneft SP ADR	800	25,240
OAO TMK SP GDR(a)(c)	198	3,887
OJSC Rosneft Oil Co. SP GDR(a)(c)	5,800	40,426
Surgutneftegas SP ADR	2,600	25,480

		429,402
SOUTH AFRICA—1.67%
Sasol Ltd.	2,132	96,658

		96,658
SPAIN—1.34%
Repsol YPF SA	2,810	77,820

		77,820
THAILAND—1.45%
Banpu PCL NVDR	600	15,490
IRPC PCL NVDR	35,400	5,007
PTT Aromatics & Refining PCL NVDR	4,000	3,969
PTT Exploration & Production PCL NVDR	4,200	23,956
PTT PCL NVDR	3,000	30,320
Thai Oil PCL NVDR	3,000	5,304

		84,046
TURKEY—0.27%
Turkiye Petrol Rafinerileri AS	576	15,485

		15,485

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI ACWI ex US Energy Sector Index Fund

October 31, 2010

UNITED KINGDOM—26.97%
AMEC PLC	1,196	20,766
BG Group PLC	12,216	237,399
BP PLC	67,876	462,079
Cairn Energy PLC(a)	5,032	31,046
Petrofac Ltd.	934	21,847
Royal Dutch Shell PLC Class A	12,802	414,678
Royal Dutch Shell PLC Class B	9,734	311,021
Tullow Oil PLC	3,228	61,157

		1,559,993

TOTAL COMMON STOCKS
(Cost: $4,958,820)		5,532,165

PREFERRED STOCKS—4.16%

BRAZIL—3.94%
Petroleo Brasileiro SA SP ADR	7,300	227,687

		227,687
RUSSIA—0.22%
Surgutneftegas SP ADR	2,600	13,000

		13,000

TOTAL PREFERRED STOCKS
(Cost: $239,612)		240,687

SHORT-TERM INVESTMENTS—0.05%

MONEY MARKET FUNDS—0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(d)(e)	2,643	2,643

		2,643

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,643)		2,643

TOTAL INVESTMENTS IN SECURITIES—99.84%
(Cost: $5,201,075)		5,775,495
Other Assets, Less Liabilities—0.16%		9,513

NET ASSETS—100.00%		$5,785,008

NVDR—Non-Voting Depositary Receipts

SP ADR—Sponsored American Depositary Receipts

SP GDR—Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® MSCI ACWI ex US Financials Sector Index Fund

October 31, 2010

Security	Shares	Value

COMMON STOCKS—98.53%

AUSTRALIA—10.19%
AMP Ltd.	1,334	$6,982
ASX Ltd.	136	4,946
Australia and New Zealand Banking Group Ltd.	1,624	39,494
AXA Asia Pacific Holdings Ltd.	740	3,946
Bendigo and Adelaide Bank Ltd.	248	2,200
CFS Retail Property Trust	1,360	2,480
Commonwealth Bank of Australia	950	45,535
Dexus Property Group	4,048	3,293
Goodman Group	4,714	2,911
GPT Group	1,275	3,487
Insurance Australia Group Ltd.	1,352	5,036
Lend Lease Group	424	2,996
Macquarie Group Ltd.	228	8,090
Mirvac Group	2,106	2,673
National Australia Bank Ltd.	1,356	33,840
QBE Insurance Group Ltd.	650	10,946
Stockland Corp. Ltd.	1,780	6,578
Suncorp-Metway Ltd.	802	7,232
Westfield Group	1,414	17,159
Westpac Banking Corp.	1,824	40,585

		250,409
AUSTRIA—0.53%
Erste Group Bank AG	136	6,130
IMMOEAST AG Escrow(a)(b)	372	—
IMMOFINANZ AG(a)	558	2,195
Raiffeisen International Bank Holding AG	46	2,589
Vienna Insurance Group AG	40	2,149

		13,063
BELGIUM—0.70%
Ageas	1,536	4,716
Compagnie Nationale a Portefeuille SA	38	2,023
Dexia SA(a)	389	1,730
Groupe Bruxelles Lambert SA	46	4,068
KBC Groep NV(a)	108	4,692

		17,229
BRAZIL—1.97%
Banco Santander (Brasil) SA SP ADR	990	14,256
Itau Unibanco Holding SA SP ADR	1,394	34,237

		48,493
CANADA—9.95%
Bank of Montreal	354	20,953
Bank of Nova Scotia	616	33,094
Brookfield Asset Management Inc. Class A	352	10,474
Brookfield Properties Corp.	190	3,290
Canadian Imperial Bank of Commerce	250	19,219
CI Financial Corp.	134	2,811
Fairfax Financial Holdings Ltd.	14	5,740
Great-West Lifeco Inc.	154	4,032

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI ACWI ex US Financials Sector Index Fund

October 31, 2010

IGM Financial Inc.	88	3,732
Industrial Alliance Insurance and Financial Services Inc.	64	2,013
Intact Financial Corp.	74	3,359
Manulife Financial Corp.	1,134	14,387
National Bank of Canada	104	6,861
Onex Corp.	108	3,170
Power Corp. of Canada	186	5,202
Power Financial Corp.	118	3,561
RioCan Real Estate Investment Trust	138	3,126
Royal Bank of Canada	900	48,104
Sun Life Financial Inc.	340	9,643
TMX Group Inc.	66	2,200
Toronto-Dominion Bank (The)	548	39,554

		244,525
CHILE—0.11%
Banco Santander (Chile) SA SP ADR	28	2,594

		2,594
CHINA—6.56%
Agricultural Bank of China Ltd. Class H(a)	2,000	1,055
Bank of China Ltd. Class H	36,000	21,547
Bank of Communications Co. Ltd. Class H	4,000	4,370
China CITIC Bank Class H	4,000	2,905
China Construction Bank Corp. Class H	30,000	28,598
China Life Insurance Co. Ltd. Class H	6,000	26,276
China Merchants Bank Co. Ltd. Class H	2,260	6,414
China Minsheng Banking Corp. Ltd. Class H	4,800	4,464
China Overseas Land & Investment Ltd.	4,000	8,410
China Taiping Insurance Holdings Co. Ltd.(a)	800	2,941
Country Garden Holdings Co. Ltd.	4,000	1,414
Industrial and Commercial Bank of China Ltd. Class H	32,000	25,758
Longfor Properties Co. Ltd.	2,000	2,381
PICC Property and Casualty Co. Ltd. Class H(a)	4,000	5,903
Ping An Insurance (Group) Co. of China Ltd. Class H	1,000	10,765
Poly (Hong Kong) Investments Ltd.	2,000	2,059
Renhe Commercial Holdings Co. Ltd.	8,000	1,527
Shui On Land Ltd.	5,000	2,509
Sino-Ocean Land Holdings Ltd.	3,000	2,066

		161,362
COLOMBIA—0.40%
Bancolombia SA SP ADR	146	9,848

		9,848
CZECH REPUBLIC—0.15%
Komercni Banka AS	16	3,623

		3,623
DENMARK—0.33%
Danske Bank A/S(a)	310	8,234

		8,234
EGYPT—0.13%
Commercial International Bank SP ADR	400	3,120

		3,120

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI ACWI ex US Financials Sector Index Fund

October 31, 2010

FINLAND—0.34%
Pohjola Bank PLC	178	2,250
Sampo OYJ Class A	214	5,988

		8,238
FRANCE—5.40%
AXA	1,106	20,107
BNP Paribas	582	42,509
CNP Assurances SA	104	2,073
Credit Agricole SA	626	10,245
Eurazeo	31	2,352
Fonciere des Regions	24	2,735
Gecina SA	20	2,424
Icade	22	2,416
Klepierre	84	3,263
Natixis(a)	716	4,386
SCOR SE	96	2,358
Societe Generale	412	24,638
Unibail-Rodamco SE	64	13,316

		132,822
GERMANY—4.57%
Allianz SE Registered	300	37,544
Commerzbank AG(a)	538	4,842
Deutsche Bank AG Registered	606	34,887
Deutsche Boerse AG	144	10,119
Deutsche Postbank AG(a)	80	2,782
Hannover Rueckversicherung AG Registered	44	2,223
Muenchener Rueckversicherungs-Gesellschaft AG Registered	128	19,988

		112,385
GREECE—0.21%
National Bank of Greece SA SP ADR	2,258	5,103

		5,103
HONG KONG—5.11%
Bank of East Asia Ltd. (The)	1,200	5,124
BOC Hong Kong (Holdings) Ltd.	3,000	9,404
Cheung Kong (Holdings) Ltd.	2,000	30,443
Hang Lung Properties Ltd.	2,000	9,791
Hang Seng Bank Ltd.	600	8,777
Hong Kong Exchanges and Clearing Ltd.	1,000	22,006
Hopewell Holdings Ltd.	1,000	3,147
Kerry Properties Ltd.	1,000	5,547
Link REIT (The)	2,000	6,166
New World Development Co. Ltd.	2,000	3,947
Swire Pacific Ltd. Class A	1,000	14,189
Wheelock and Co. Ltd.	2,000	7,004

		125,545
HUNGARY—0.15%
OTP Bank Nyrt(a)	120	3,564

		3,564
INDIA—1.87%
Axis Bank Ltd. SP GDR(c)	300	9,942

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI ACWI ex US Financials Sector Index Fund

October 31, 2010

HDFC Bank Ltd. SP ADR	108	18,680
ICICI Bank Ltd. SP ADR	332	17,456

		46,078
INDONESIA—0.62%
PT Bank Central Asia Tbk	8,000	6,266
PT Bank Mandiri Tbk	5,000	3,916
PT Bank Rakyat Indonesia Tbk	4,000	5,102

		15,284
IRELAND—0.06%
Bank of Ireland(a)	2,154	1,596

		1,596
ISRAEL—0.41%
Bank Hapoalim Ltd.(a)	968	4,397
Bank Leumi le-Israel(a)	870	4,011
Mizrahi Tefahot Bank Ltd.	186	1,742

		10,150
ITALY—3.09%
Assicurazioni Generali SpA	778	17,031
Banca Carige SpA	758	1,833
Banca Monte dei Paschi di Siena SpA(a)	1,686	2,369
Banca Popolare di Milano Scrl	414	1,932
Banco Popolare SpA	492	2,641
Intesa Sanpaolo SpA	5,132	18,029
Mediobanca SpA(a)	444	4,595
Mediolanum SpA	332	1,559
UniCredit SpA	8,338	21,706
Unione di Banche Italiane ScpA	410	4,322

		76,017
JAPAN—9.42%
Acom Co. Ltd.	60	688
AEON Credit Service Co. Ltd.	200	2,299
AEON Mall Co. Ltd.	200	4,688
Aozora Bank Ltd.	2,000	3,352
Bank of Yokohama Ltd. (The)	2,000	9,832
Credit Saison Co. Ltd.	200	2,845
Dai-ichi Life Insurance Co. Ltd. (The)	6	7,270
Daiwa Securities Group Inc.	2,000	8,144
Hokuhoku Financial Group Inc.	2,000	3,700
Japan Retail Fund Investment Corp.	2	3,121
Matsui Securities Co. Ltd.	400	2,264
Mitsubishi UFJ Financial Group Inc.	8,200	38,175
Mitsubishi UFJ Lease & Finance Co. Ltd.	80	2,674
Mizuho Financial Group Inc.	12,400	18,011
Mizuho Securities Co. Ltd.	2,000	4,246
Mizuho Trust & Banking Co. Ltd.(a)	2,000	1,788
MS&AD Insurance Group Holdings Inc.	400	9,599
Nishi-Nippon City Bank Ltd. (The)	2,000	5,463
Nomura Holdings Inc.	2,400	12,454
Nomura Real Estate Holdings Inc.	200	3,066
NTT Urban Development Corp.	4	3,665
ORIX Corp.	80	7,290
Resona Holdings Inc.	400	3,188
Sapporo Hokuyo Holdings Inc.	600	2,473

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI ACWI ex US Financials Sector Index Fund

October 31, 2010

SBI Holdings Inc.	16	1,955
Senshu Ikeda Holdings Inc.	1,000	1,328
Seven Bank Ltd.	2	3,598
Shinsei Bank Ltd.(a)	2,000	1,589
Sony Financial Holdings Inc.	2	6,952
Sumitomo Mitsui Financial Group Inc.	800	23,955
Sumitomo Trust and Banking Co. Ltd. (The)	2,000	10,950
T&D Holdings Inc.	200	4,094
Tokio Marine Holdings Inc.	600	16,894

		231,610
MEXICO—0.31%
Grupo Financiero Banorte SAB de CV Series O	1,000	4,269
Grupo Financiero Inbursa SAB de CV Series O	800	3,464

		7,733
NETHERLANDS—1.44%
AEGON NV(a)	1,076	6,811
Corio NV	54	3,961
ING Groep NV CVA(a)	2,316	24,690

		35,462
NORWAY—0.37%
DnB NOR ASA	668	9,120

		9,120
PERU—0.23%
Credicorp Ltd.	44	5,539

		5,539
PHILIPPINE ISLANDS—0.50%
Ayala Corp.	320	2,990
Ayala Land Inc.	11,200	4,348
Bank of the Philippine Islands	1,532	2,089
SM Prime Holdings Inc.	10,000	2,780

		12,207
POLAND—0.87%
Bank Pekao SA	78	5,091
Bank Zachodni WBK SA	32	2,366
BRE Bank SA(a)	31	3,127
Getin Holding SA(a)	646	2,419
Globe Trade Centre SA(a)	228	1,853
Powszechna Kasa Oszczednosci Bank Polski SA	408	6,432

		21,288
PORTUGAL—0.24%
Banco Comercial Portugues SA Registered	3,450	3,136
Banco Espirito Santo SA Registered	578	2,868

		6,004
RUSSIA—0.85%
Sberbank GDR(c)	56	21,015

		21,015

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI ACWI ex US Financials Sector Index Fund

October 31, 2010

SINGAPORE—2.61%
Ascendas Real Estate Investment Trust	4,000	6,367
CapitaLand Ltd.	2,000	6,011
CapitaMall Trust Management Ltd.	4,000	6,119
CapitaMalls Asia Ltd.	2,000	3,307
DBS Group Holdings Ltd.	2,000	21,480
Oversea-Chinese Banking Corp. Ltd.	2,000	13,923
UOL Group Ltd.	2,000	7,031

		64,238
SOUTH AFRICA—1.73%
Absa Group Ltd.	176	3,440
African Bank Investments Ltd.	560	2,893
FirstRand Ltd.	1,840	5,451
Growthpoint Properties Ltd.	1,168	2,913
Investec Ltd.	262	2,171
Nedbank Group Ltd.	120	2,260
Redefine Properties Ltd.	2,118	2,487
Remgro Ltd.	262	4,093
RMB Holdings Ltd.	492	2,556
Sanlam Ltd.	1,040	3,925
Standard Bank Group Ltd.	692	10,275

		42,464
SOUTH KOREA—1.44%
KB Financial Group Inc. SP ADR	237	10,641
Shinhan Financial Group Co. Ltd. SP ADR	258	20,065
Woori Finance Holdings Co. Ltd. SP ADR	124	4,668

		35,374
SPAIN—4.50%
Banco Bilbao Vizcaya Argentaria SA	2,286	30,026
Banco de Sabadell SA(d)	588	2,856
Banco de Valencia SA	110	619
Banco Popular Espanol SA	572	3,694
Banco Santander SA	5,160	66,204
Bankinter SA	232	1,544
Criteria CaixaCorp SA	726	4,094
Mapfre SA	474	1,571

		110,608
SWEDEN—2.16%
Investor AB Class B	280	5,725
Nordea Bank AB	2,060	22,598
Skandinaviska Enskilda Banken AB Class A	1,044	8,058
Svenska Handelsbanken AB Class A	320	10,424
Swedbank AB Class A(a)	446	6,203

		53,008
SWITZERLAND—4.88%
Baloise Holding AG Registered	30	2,774
Credit Suisse Group AG Registered	742	30,668
GAM Holding AG(a)	154	2,435
Julius Baer Group Ltd.	152	6,420
Pargesa Holding SA Bearer	22	1,746
Swiss Life Holding AG Registered(a)	22	2,695
Swiss Reinsurance Co. Registered	230	11,062

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI ACWI ex US Financials Sector Index Fund

October 31, 2010

UBS AG Registered(a)	2,346	39,740
Zurich Financial Services AG Registered	92	22,535

		120,075
THAILAND—0.74%
Bangkok Bank PCL NVDR	1,000	4,970
Kasikornbank PCL NVDR	1,400	5,463
Krung Thai Bank PCL NVDR	6,400	3,608
Siam Commercial Bank PCL NVDR	1,200	4,103

		18,144
TURKEY—1.09%
Akbank TAS	679	4,267
Asya Katilim Bankasi AS	738	1,907
Haci Omer Sabanci Holding AS	506	2,791
Turkiye Garanti Bankasi AS	1,320	8,111
Turkiye Halk Bankasi AS	258	2,612
Turkiye Is Bankasi AS	832	3,747
Yapi ve Kredi Bankasi AS(a)	848	3,257

		26,692
UNITED KINGDOM—12.30%
3i Group PLC	662	3,171
Admiral Group PLC	110	2,867
Aviva PLC	1,598	10,171
Barclays PLC	7,368	32,348
British Land Co. PLC	588	4,790
Capital Shopping Centres Group PLC	360	2,212
Hammerson PLC	496	3,323
HSBC Holdings PLC	11,058	114,758
Investec PLC	272	2,167
Land Securities Group PLC	508	5,498
Legal & General Group PLC	3,306	5,307
Lloyds Banking Group PLC(a)	24,640	27,158
London Stock Exchange Group PLC	178	2,089
Man Group PLC	1,106	4,612
Old Mutual PLC	3,088	6,413
Prudential PLC	1,576	15,887
Resolution Ltd.	838	3,509
Royal Bank of Scotland Group PLC(a)	11,136	7,942
RSA Insurance Group PLC	990	2,073
Schroders PLC	94	2,373
SEGRO PLC	534	2,531
Standard Chartered PLC	1,278	36,891
Standard Life PLC	1,216	4,413

		302,503

TOTAL COMMON STOCKS
(Cost: $2,381,410)		2,422,366

PREFERRED STOCKS—0.93%

BRAZIL—0.93%
Banco Bradesco SA SP ADR	1,093	22,734

		22,734

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI ACWI ex US Financials Sector Index Fund

October 31, 2010

ITALY—0.00%
Intesa Sanpaolo SpA RNC	2	6

		6

TOTAL PREFERRED STOCKS
(Cost: $18,503)		22,740

RIGHTS—0.05%

UNITED KINGDOM—0.05%
Standard Chartered PLC(a)	159	1,336

		1,336

TOTAL RIGHTS
(Cost: $0)		1,336
SHORT-TERM INVESTMENTS—0.16%

MONEY MARKET FUNDS—0.16%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.28%(e)(f)(g)	2,632	2,632
BlackRock Cash Funds: Prime, SL Agency Shares
0.26%(e)(f)(g)	367	367
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(e)(f)	902	902

		3,901

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,901)		3,901

TOTAL INVESTMENTS IN SECURITIES—99.67%
(Cost: $2,403,814)		2,450,343
Other Assets, Less Liabilities—0.33%		8,135

NET ASSETS—100.00%		$2,458,478

GDR—Global Depositary Receipts

NVDR—Non-Voting Depositary Receipts

SP ADR—Sponsored American Depositary Receipts

SP GDR—Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	All or a portion of this security represents a security on loan. See Note 3.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® MSCI ACWI ex US Health Care Sector Index Fund

October 31, 2010

Security	Shares	Value

COMMON STOCKS—98.61%

AUSTRALIA—3.09%
Cochlear Ltd.	430	$29,934
CSL Ltd.	3,582	115,269
Sonic Healthcare Ltd.	2,496	26,643

		171,846
BELGIUM—0.64%
UCB SA	918	35,560

		35,560
CANADA—0.70%
Valeant Pharmaceuticals International Inc.	1,416	39,268

		39,268
CHINA—0.58%
China Shineway Pharmaceutical Group Ltd.	4,000	13,622
Sinopharm Group Co. Ltd. Class H	4,800	18,853

		32,475
DENMARK—5.48%
Coloplast A/S Class B	156	19,294
Novo Nordisk A/S Class B	2,606	273,971
William Demant Holding A/S(a)	160	11,980

		305,245
FINLAND—0.35%
Orion OYJ Class B	920	19,526

		19,526
FRANCE—9.49%
BioMerieux SA	10	961
Essilor International SA	1,474	98,297
Ipsen SA	412	14,488
Sanofi-Aventis	5,950	414,984

		528,730
GERMANY—9.17%
Bayer AG	3,888	289,759
Celesio AG	610	14,524
Fresenius Medical Care AG & Co. KGaA	1,462	93,006
Fresenius SE	270	23,796
Merck KGaA	590	49,079
QIAGEN NV(a)	2,154	40,761

		510,925
HUNGARY—0.38%
Richter Gedeon Nyrt	88	20,952

		20,952

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI ACWI ex US Health Care Sector Index Fund

October 31, 2010

INDIA—1.07%
Dr. Reddy’s Laboratories Ltd. SP ADR	1,044	39,495
Ranbaxy Laboratories Ltd. SP GDR(a)(b)	1,566	20,123

		59,618
IRELAND—0.23%
Elan Corp. PLC(a)	2,248	12,654

		12,654
ISRAEL—4.27%
Teva Pharmaceutical Industries Ltd.	4,556	237,557

		237,557
JAPAN—14.50%
Alfresa Holdings Corp.	200	8,405
Astellas Pharma Inc.	3,000	111,508
Chugai Pharmaceutical Co. Ltd.	200	3,498
Daiichi Sankyo Co. Ltd.	4,400	93,135
Dainippon Sumitomo Pharma Co. Ltd.	1,200	10,816
Eisai Co. Ltd.	1,800	61,855
Hisamitsu Pharmaceutical Co. Inc.	600	24,581
Kyowa Hakko Kirin Co. Ltd.	2,000	19,565
Medipal Holdings Corp.	800	9,336
Mitsubishi Tanabe Pharma Corp.	2,000	32,675
Olympus Corp.	1,200	31,434
Ono Pharmaceutical Co. Ltd.	600	25,475
Santen Pharmaceutical Co. Ltd.	600	20,693
Shionogi & Co. Ltd.	2,000	34,811
Suzuken Co. Ltd.	400	12,568
Sysmex Corp.	200	13,706
Takeda Pharmaceutical Co. Ltd.	4,800	224,655
Terumo Corp.	1,000	50,714
Tsumura & Co.	600	18,443

		807,873
SOUTH AFRICA—0.60%
Aspen Pharmacare Holdings Ltd.(a)	1,690	22,713
Netcare Ltd.(a)	5,036	10,547

		33,260
SPAIN—0.32%
Grifols SA	1,086	17,562

		17,562
SWEDEN—0.59%
Getinge AB Class B	1,556	32,839

		32,839
SWITZERLAND—26.82%
Actelion Ltd. Registered(a)	782	39,048
Lonza Group AG Registered	390	34,162
Nobel Biocare Holding AG Registered	842	13,929
Novartis AG Registered	12,132	703,743
Roche Holding AG Genusschein	4,020	590,636
Sonova Holding AG Registered	318	36,860

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI ACWI ex US Health Care Sector Index Fund

October 31, 2010

Straumann Holding AG Registered	72	15,081
Synthes Inc.	506	60,401

		1,493,860
UNITED KINGDOM—20.33%
AstraZeneca PLC	8,296	415,086
GlaxoSmithKline PLC	29,868	583,064
Shire PLC	3,676	86,453
Smith & Nephew PLC	5,414	47,521

		1,132,124

TOTAL COMMON STOCKS
(Cost: $5,028,787)		5,491,874

PREFERRED STOCKS—0.92%

GERMANY—0.92%
Fresenius SE	574	51,387

		51,387

TOTAL PREFERRED STOCKS
(Cost: $39,250)		51,387

SHORT-TERM INVESTMENTS—0.03%

MONEY MARKET FUNDS—0.03%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(c)(d)	1,530	1,530

		1,530

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,530)		1,530

TOTAL INVESTMENTS IN SECURITIES—99.56%
(Cost: $5,069,567)		5,544,791
Other Assets, Less Liabilities—0.44%		24,773

NET ASSETS—100.00%		$5,569,564

SP ADR—Sponsored American Depositary Receipts

SP GDR—Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® MSCI ACWI ex US Industrials Sector Index Fund

October 31, 2010

Security	Shares	Value

COMMON STOCKS—99.56%

AUSTRALIA—3.18%
Asciano Group(a)	12,150	$18,638
Brambles Ltd.	6,092	38,038
CSR Ltd.	8,796	15,692
Intoll Group	13,088	19,307
Leighton Holdings Ltd.	764	27,484
Qantas Airways Ltd.(a)	5,714	15,906
Toll Holdings Ltd.	3,254	19,775
Transurban Group	5,776	29,667

		184,507
BRAZIL—1.07%
Empresa Brasileira de Aeronautica SA SP ADR	996	28,735
Gol Linhas Aereas Inteligentes SA SP ADR	776	13,689
TAM SA SP ADR	784	19,341

		61,765
CANADA—4.08%
Bombardier Inc. Class B	5,496	27,437
CAE Inc.	1,118	12,569
Canadian National Railway Co.	1,598	103,738
Canadian Pacific Railway Ltd.	588	38,414
Finning International Inc.	700	16,496
Ritchie Bros. Auctioneers Inc.	356	7,581
SNC-Lavalin Group Inc.	594	30,412

		236,647
CHILE—0.82%
LAN Airlines SA SP ADR	1,550	47,647

		47,647
CHINA—3.90%
Air China Ltd. Class H(a)	8,000	10,753
Beijing Capital International Airport Co. Ltd. Class H	12,000	6,625
Beijing Enterprises Holdings Ltd.	1,000	6,843
China Communications Construction Co. Ltd. Class H	20,000	19,117
China COSCO Holdings Co. Ltd. Class H(a)	16,000	18,658
China High Speed Transmission Equipment Group Co. Ltd.	4,000	8,173
China Merchants Holdings (International) Co. Ltd.	4,000	14,009
China Railway Construction Corp. Ltd. Class H	10,000	12,499
China Railway Group Ltd. Class H	20,000	16,124
China Shipping Container Lines Co. Ltd. Class H(a)	22,000	8,939
China Shipping Development Co. Ltd. Class H(b)	8,000	11,640
CITIC Pacific Ltd.	6,000	15,982
COSCO Pacific Ltd.	8,000	12,487
CSR Corp Ltd. Class H	8,000	8,142
Dongfang Electric Corp. Ltd. Class H	1,200	5,836
Jiangsu Expressway Co. Ltd. Class H	4,000	4,850
Metallurgical Corp. of China Ltd. Class H(a)	24,000	11,609
Shanghai Electric Group Co. Ltd. Class H	16,000	10,712
Shanghai Industrial Holdings Ltd.	2,000	9,210
Sinotruk (Hong Kong) Ltd.	5,000	5,760

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI ACWI ex US Industrials Sector Index Fund

October 31, 2010

Zhejiang Expressway Co. Ltd. Class H	8,000	8,060

		226,028
DENMARK—1.20%
A.P. Moller - Maersk A/S Class A	2	16,787
A.P. Moller - Maersk A/S Class B	4	34,671
DSV A/S	870	17,806

		69,264
EGYPT—0.51%
Orascom Construction Industries Co. SP GDR	638	29,539

		29,539
FINLAND—1.02%
Kone OYJ Class B	390	20,869
Metso OYJ	490	23,204
Wartsila OYJ Class B	216	15,131

		59,204
FRANCE—9.46%
Aeroports de Paris	66	5,599
Air France-KLM(a)	658	11,994
ALSTOM	810	40,822
Bouygues SA	830	36,529
Bureau Veritas SA	150	11,071
Compagnie de Saint-Gobain	1,464	68,288
Edenred SA(a)	266	5,564
Eiffage SA	180	8,882
European Aeronautic Defence and Space Co. NV(a)	1,508	39,582
Groupe Eurotunnel SA	1,952	19,374
Legrand SA	396	15,268
Safran SA	542	17,161
Schneider Electric SA	836	118,520
Societe BIC SA	26	2,304
Thales SA	450	18,323
Vallourec SA	428	44,360
Vinci SA	1,586	84,604

		548,245
GERMANY—8.86%
Deutsche Lufthansa AG Registered(a)	1,004	21,455
Deutsche Post AG Registered	3,138	58,444
Fraport AG	178	11,277
GEA Group AG	730	19,065
Hochtief AG	222	19,208
MAN SE	424	46,556
Siemens AG Registered	2,958	337,457

		513,462
HONG KONG—2.04%
Cathay Pacific Airways Ltd.	4,000	10,758
Hutchison Whampoa Ltd.	8,000	78,841
MTR Corp. Ltd.	5,000	19,027
NWS Holdings Ltd.	4,000	9,432

		118,058

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI ACWI ex US Industrials Sector Index Fund

October 31, 2010

INDIA—1.94%
Larsen & Toubro Ltd. SP GDR(c)	1,420	66,143
Tata Motors Ltd. SP ADR	1,648	46,342

		112,485
INDONESIA—0.51%
PT United Tractors Tbk	12,000	29,807

		29,807
IRELAND—0.05%
Ryanair Holdings PLC SP ADR(a)	90	2,937

		2,937
ISRAEL—0.20%
Delek Group Ltd. (The)	10	2,768
Elbit Systems Ltd.	96	5,138
Ormat Industries Ltd.	496	3,969

		11,875
ITALY—1.14%
Atlantia SpA	1,026	23,416
Finmeccanica SpA	1,900	26,487
Prysmian SpA	828	16,031

		65,934
JAPAN—28.02%
All Nippon Airways Co. Ltd.(a)	4,000	15,146
Amada Co. Ltd.	2,000	13,160
Asahi Glass Co. Ltd.	4,000	38,386
Central Japan Railway Co.	6	45,363
Dai Nippon Printing Co. Ltd.	2,000	25,227
Daikin Industries Ltd.	1,000	34,773
East Japan Railway Co.	1,200	74,115
Fanuc Ltd.	600	86,778
Fuji Electric Holdings Co. Ltd.	4,000	9,534
GS Yuasa Corp.	2,000	13,333
Hankyu Hanshin Holdings Inc.	4,000	19,168
Hino Motors Ltd.	2,000	8,641
Hitachi Construction Machinery Co. Ltd.	400	8,497
IHI Corp.	6,000	11,397
ITOCHU Corp.	5,200	45,577
Japan Steel Works Ltd. (The)	2,000	19,044
JS Group Corp.	800	15,732
JTEKT Corp.	1,000	10,031
Kajima Corp.	4,000	9,385
Kawasaki Heavy Industries Ltd.	6,000	16,536
Kawasaki Kisen Kaisha Ltd.	4,000	15,593
Keihin Electric Express Railway Co. Ltd.	2,000	18,895
Keio Corp.	2,000	13,979
Keisei Electric Railway Co. Ltd.	2,000	13,358
Kintetsu Corp.	8,000	25,326
Komatsu Ltd.	3,600	88,134
Kubota Corp.	4,000	35,556
Kurita Water Industries Ltd.	400	10,389
Mabuchi Motor Co. Ltd.	200	10,590
Makita Corp.	400	14,053
Marubeni Corp.	6,000	37,691

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI ACWI ex US Industrials Sector Index Fund

October 31, 2010

Minebea Co. Ltd.	2,000	10,975
Mitsubishi Corp.	4,800	115,307
Mitsubishi Electric Corp.	6,000	56,238
Mitsubishi Heavy Industries Ltd.	12,000	43,650
Mitsui & Co. Ltd.	6,200	97,368
Mitsui Engineering & Shipbuilding Co. Ltd.	4,000	9,038
Mitsui O.S.K. Lines Ltd.	4,000	25,624
Nidec Corp.	400	39,528
Nippon Express Co. Ltd.	2,000	7,945
Nippon Yusen K.K.	6,000	25,251
NSK Ltd.	2,000	15,146
NTN Corp.	2,000	9,063
Obayashi Corp.	2,000	8,144
Odakyu Electric Railway Co. Ltd.	2,000	18,423
Secom Co. Ltd.	800	36,300
Shimizu Corp.	4,000	15,444
SMC Corp.	200	30,540
Sojitz Corp.	7,200	13,229
Sumitomo Corp.	3,800	48,119
Sumitomo Electric Industries Ltd.	2,800	35,700
Sumitomo Heavy Industries Ltd.	2,000	11,372
Taisei Corp.	4,000	8,541
THK Co. Ltd.	400	7,687
Tobu Railway Co. Ltd.	4,000	22,446
Tokyu Corp.	4,000	17,877
Toppan Printing Co. Ltd.	2,000	16,089
TOTO Ltd.	2,000	13,259
Toyota Tsusho Corp.	800	12,405
Ushio Inc.	600	9,989
West Japan Railway Co.	6	22,257
Yamato Holdings Co. Ltd.	1,400	17,624

		1,623,965
MEXICO—1.04%
Alfa SAB de CV Series A	2,200	18,261
Grupo Aeroportuario del Pacifico SAB de CV Series B	3,600	13,407
Grupo Carso SAB de CV Series A1	5,000	28,818

		60,486
NETHERLANDS—3.20%
Koninklijke Philips Electronics NV	3,478	105,044
Randstad Holding NV(a)	456	21,676
Royal Boskalis Westminster NV CVA	292	11,810
Royal Vopak NV	216	10,790
TNT NV	1,358	36,051

		185,371
NEW ZEALAND—0.55%
Auckland International Airport Ltd.	19,712	31,659

		31,659
NORWAY—0.59%
Orkla ASA	3,574	34,410

		34,410
PHILIPPINE ISLANDS—0.46%
SM Investments Corp.	2,120	26,857

		26,857

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI ACWI ex US Industrials Sector Index Fund

October 31, 2010

PORTUGAL—0.23%
BRISA - Auto-estradas de Portugal SA	1,740	13,159

		13,159
SINGAPORE—3.92%
ComfortDelGro Corp. Ltd.	12,000	13,722
COSCO Corp. (Singapore) Ltd.	10,000	14,371
Fraser and Neave Ltd.	4,000	19,285
Keppel Corp. Ltd.	6,000	46,266
Neptune Orient Lines Ltd.(b)	8,000	13,228
Noble Group Ltd.	16,000	22,994
SembCorp Industries Ltd.	6,000	21,232
SembCorp Marine Ltd.	4,000	14,217
Singapore Airlines Ltd.	2,000	24,447
Singapore Technologies Engineering Ltd.	10,000	25,575
Yangzijiang Shipbuilding (Holdings) Ltd.	8,000	11,559

		226,896
SOUTH AFRICA—0.96%
Aveng Ltd.	1,874	11,852
Bidvest Group Ltd.	1,172	25,174
Murray & Roberts Holdings Ltd.	1,726	10,767
Reunert Ltd.	828	7,617

		55,410
SPAIN—1.65%
Abertis Infraestructuras SA	1,084	21,379
Actividades de Construcciones y Servicios SA(b)	506	26,521
Ferrovial SA	2,168	24,685
Fomento de Construcciones y Contratas SA	238	6,411
Iberia Lineas Aereas de Espana SA(a)	1,380	6,048
Zardoya Otis SA	640	10,648

		95,692
SWEDEN—6.94%
Alfa Laval AB	1,478	25,527
Assa Abloy AB Class B	1,224	31,254
Atlas Copco AB Class A	2,658	55,343
Atlas Copco AB Class B	1,546	29,377
Hexagon AB Class B	1,032	20,918
Sandvik AB	3,958	59,446
Scania AB Class B	1,334	28,253
Securitas AB Class B	1,502	16,365
Skanska AB Class B	1,652	31,489
SKF AB Class B	1,618	41,628
Volvo AB Class B(a)	4,648	62,704

		402,304
SWITZERLAND—4.63%
ABB Ltd. Registered(a)	7,858	162,833
Adecco SA Registered	370	20,691
Geberit AG Registered	126	24,149
Kuehne & Nagel International AG Registered	148	18,314
Schindler Holding AG Participation Certificates	126	13,516
SGS SA Registered	18	28,826

		268,329

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI ACWI ex US Industrials Sector Index Fund

October 31, 2010

TURKEY—0.82%
Dogan Sirketler Grubu Holdings AS(a)	11,332	8,229
Enka Insaat ve Sanayi AS	2,750	12,578
KOC Holding AS	3,790	18,128
Turk Hava Yollari Anonim Ortakligi(a)	2,078	8,634

		47,569
UNITED KINGDOM—6.57%
Aggreko PLC	706	17,778
Babcock International Group PLC	1,282	11,888
BAE Systems PLC	12,118	66,783
Balfour Beatty PLC	2,542	11,246
British Airways PLC(b)	2,318	10,032
Bunzl PLC	1,050	12,406
Capita Group PLC	2,032	24,902
Cobham PLC	3,446	12,760
Experian PLC	3,356	38,927
FirstGroup PLC	1,720	11,217
G4S PLC	4,240	17,741
Invensys PLC	3,406	15,694
Rolls-Royce Group PLC(a)	6,110	63,252
Serco Group PLC	1,112	10,916
Smiths Group PLC	1,236	23,555
Wolseley PLC(a)	1,184	31,480

		380,577

TOTAL COMMON STOCKS
(Cost: $5,066,968)		5,770,088

PREFERRED STOCKS—0.01%

UNITED KINGDOM—0.01%
Rolls-Royce Group PLC Class C(d)	391,040	625

		625

TOTAL PREFERRED STOCKS
(Cost: $617)		625

SHORT-TERM INVESTMENTS—1.00%

MONEY MARKET FUNDS—1.00%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.28%(e)(f)(g)	48,996	48,996
BlackRock Cash Funds: Prime, SL Agency Shares
0.26%(e)(f)(g)	6,820	6,820

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI ACWI ex US Industrials Sector Index Fund

October 31, 2010

BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(e)(f)	2,124	2,124

		57,940

TOTAL SHORT-TERM INVESTMENTS
(Cost: $57,940)		57,940

TOTAL INVESTMENTS IN SECURITIES—100.57%
(Cost: $5,125,525)		5,828,653
Other Assets, Less Liabilities—(0.57)%		(33,124)

NET ASSETS—100.00%		$5,795,529

SP ADR—Sponsored American Depositary Receipts

SP GDR—Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® MSCI ACWI ex US Information Technology Sector Index Fund

October 31, 2010

Security	Shares	Value

COMMON STOCKS—99.63%

AUSTRALIA—0.64%
Computershare Ltd.	3,538	$35,096

		35,096
BRAZIL—0.80%
Cielo SA SP ADR	5,006	44,003

		44,003
CANADA—3.71%
CGI Group Inc. Class A(a)	1,562	24,084
Open Text Corp.(a)	432	19,154
Research In Motion Ltd.(a)	2,830	161,329

		204,567
CHINA—4.33%
Alibaba.com Ltd.(a)	9,000	17,577
Kingboard Chemical Holdings Co. Ltd.	5,000	24,315
Lenovo Group Ltd.	40,000	25,902
Semiconductor Manufacturing International Corp.(a)	150,000	12,577
Tencent Holdings Ltd.	6,200	141,958
ZTE Corp. Class H	4,400	16,346

		238,675
FINLAND—4.13%
Nokia OYJ	21,140	228,008

		228,008
FRANCE—3.73%
Alcatel-Lucent(a)	15,258	53,484
Atos Origin SA(a)	396	18,287
Cap Gemini SA	998	50,845
Dassault Systemes SA	430	32,937
Neopost SA	206	17,090
STMicroelectronics NV	3,796	33,155

		205,798
GERMANY—6.02%
Infineon Technologies AG(a)	7,524	59,148
SAP AG	4,832	251,649
United Internet AG Registered	1,180	21,116

		331,913
HONG KONG—0.65%
ASM Pacific Technology Ltd.	2,000	18,034
Foxconn International Holdings Ltd.(a)	24,000	17,708

		35,742
INDIA—4.58%
Infosys Technologies Ltd. SP ADR	2,974	200,566

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI ACWI ex US Information Technology Sector Index Fund

October 31, 2010

Wipro Ltd. SP ADR	3,638	51,951

		252,517
ISRAEL—0.29%
NICE Systems Ltd.(a)	500	16,279

		16,279
JAPAN—31.49%
Advantest Corp.	800	15,205
Brother Industries Ltd.	1,400	17,867
Canon Inc.	6,400	295,568
Citizen Holdings Co. Ltd.	1,600	9,197
Elpida Memory Inc.(a)	1,000	10,242
FUJIFILM Holdings Corp.	2,600	86,667
Fujitsu Ltd.	10,000	68,281
Hirose Electric Co. Ltd.	200	20,112
Hitachi High-Technologies Corp.	400	7,767
Hitachi Ltd.	26,000	117,492
Hoya Corp.	2,400	56,074
IBIDEN Co. Ltd.	800	19,685
Itochu Techno-Solutions Corp.	200	6,816
Keyence Corp.	200	49,534
Konami Corp.	600	10,562
Konica Minolta Holdings Inc.	3,000	29,050
Kyocera Corp.	1,000	99,690
Mitsumi Electric Co. Ltd.	800	13,616
Murata Manufacturing Co. Ltd.	1,200	67,412
NEC Corp.	16,000	44,494
Nintendo Co. Ltd.	600	155,307
Nippon Electric Glass Co. Ltd.	2,000	25,748
Nomura Research Institute Ltd.	600	11,300
NTT Data Corp.	6	18,421
OBIC Co. Ltd.	40	7,379
Omron Corp.	1,200	27,829
Oracle Corp. Japan	200	9,087
Ricoh Co. Ltd.	4,000	55,916
Rohm Co. Ltd.	600	37,393
Seiko Epson Corp.	800	12,742
Shimadzu Corp.	2,000	15,022
Shinko Electric Industries Co. Ltd.	400	3,888
Square Enix Holdings Co. Ltd.	400	8,357
Sumco Corp.(a)	600	9,289
TDK Corp.	800	45,636
Tokyo Electron Ltd.	1,000	56,425
Toshiba Corp.	24,000	120,074
Trend Micro Inc.	600	16,968
Yahoo! Japan Corp.	80	27,968
Yaskawa Electric Corp.	2,000	15,618
Yokogawa Electric Corp.	1,800	11,821

		1,737,519
NETHERLANDS—1.60%
ASML Holding NV	2,688	88,582

		88,582
NORWAY—0.18%
Renewable Energy Corp. ASA(a)	2,820	9,754

		9,754

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI ACWI ex US Information Technology Sector Index Fund

October 31, 2010

POLAND—0.26%
Asseco Poland SA	766	14,156

		14,156
SOUTH KOREA—11.20%
LG Display Co. Ltd. SP ADR	6,620	113,930
Samsung Electronics Co. Ltd. SP GDR(b)	1,510	504,038

		617,968
SPAIN—0.27%
Indra Sistemas SA	750	14,662

		14,662
SWEDEN—3.43%
Telefonaktiebolaget LM Ericsson Class B	17,312	189,524

		189,524
SWITZERLAND—0.47%
Logitech International SA Registered(a)	1,368	25,955

		25,955
TAIWAN—19.83%
Advanced Semiconductor Engineering Inc. SP ADR	24,068	106,621
AU Optronics Corp. SP ADR(a)	12,776	128,143
Hon Hai Precision Industry Co. Ltd. SP GDR(b)	37,520	287,028
Siliconware Precision Industries Co. Ltd. SP ADR	14,348	80,062
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	36,306	396,099
United Microelectronics Corp. SP ADR	31,178	96,340

		1,094,293
UNITED KINGDOM—2.02%
ARM Holdings PLC	8,480	49,256
Autonomy Corp. PLC(a)	1,326	30,994
Sage Group PLC (The)	7,250	31,227

		111,477

TOTAL COMMON STOCKS
(Cost: $5,162,320)		5,496,488

RIGHTS—0.00%

POLAND—0.00%
Asseco Poland SA(a)(c)	766	43

		43

TOTAL RIGHTS
(Cost: $0)		43

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI ACWI ex US Information Technology Sector Index Fund

October 31, 2010

SHORT-TERM INVESTMENTS— 0.17%

MONEY MARKET FUNDS—0.17%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(d)(e)	9,550	9,550

		9,550

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,550)		9,550

TOTAL INVESTMENTS IN SECURITIES—99.80%
(Cost: $5,171,870)		5,506,081
Other Assets, Less Liabilities—0.20%		11,116

NET ASSETS—100.00%		$5,517,197

SP ADR—Sponsored American Depositary Receipts

SP GDR—Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® MSCI ACWI ex US Materials Sector Index Fund

October 31, 2010

Security	Shares	Value

COMMON STOCKS—95.77%

AUSTRALIA—13.49%
Alumina Ltd.	7,234	$14,394
Amcor Ltd.	4,472	29,457
BHP Billiton Ltd.	10,892	447,552
BlueScope Steel Ltd.	5,564	10,880
Boral Ltd.	2,516	10,827
Fortescue Metals Group Ltd.(a)	3,750	22,973
Incitec Pivot Ltd.	5,890	21,477
James Hardie Industries SE(a)	1,662	8,781
Macarthur Coal Ltd.	380	4,477
Newcrest Mining Ltd.	2,490	97,530
OneSteel Ltd.	3,962	10,486
Orica Ltd.	1,296	31,987
OZ Minerals Ltd.	8,698	13,343
Rio Tinto Ltd.	1,406	113,960
Sims Metal Management Ltd.	466	7,505

		845,629
AUSTRIA—0.28%
voestalpine AG	436	17,262

		17,262
BELGIUM—0.76%
Solvay SA	248	26,228
Umicore	458	21,529

		47,757
BRAZIL—4.04%
Braskem SA SP ADR	740	15,429
Companhia Siderurgica Nacional SA SP ADR	3,100	52,328
Fibria Celulose SA SP ADR(a)	854	15,338
Usinas Siderurgicas de Minas Gerais SA SP ADR	1,740	22,011
Vale SA SP ADR	4,618	148,422

		253,528
CANADA—13.20%
Agnico-Eagle Mines Ltd.	506	39,332
Agrium Inc.	518	45,926
Barrick Gold Corp.	3,226	155,720
Eldorado Gold Corp.	1,938	32,890
First Quantum Minerals Ltd.	226	19,835
Franco-Nevada Corp.	382	13,206
Goldcorp Inc.	2,406	107,674
IAMGOLD Corp.	1,218	22,275
Inmet Mining Corp.	124	7,431
Ivanhoe Mines Ltd.(a)	826	19,822
Kinross Gold Corp.	3,827	69,011
Pan American Silver Corp.	284	9,107
Potash Corp. of Saskatchewan Inc.	968	140,311
Sherritt International Corp.	814	6,343
Silver Wheaton Corp.(a)	1,092	31,464
Sino-Forest Corp. Class A(a)	738	14,621
Teck Resources Ltd. Class B	1,506	67,486

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI ACWI ex US Materials Sector Index Fund

October 31, 2010

Yamana Gold Inc.	2,248	24,786

		827,240
CHILE—0.76%
Sociedad Quimica y Minera de Chile SA Series B SP ADR	914	47,345

		47,345
CHINA—2.91%
Aluminum Corp. of China Ltd. Class H(a)(b)	16,000	15,190
Angang New Steel Co. Ltd. Class H	4,000	6,285
Anhui Conch Cement Co. Ltd. Class H	4,000	16,769
BBMG Corp. Class H	4,000	5,686
China BlueChemical Ltd. Class H	16,000	12,652
China National Building Material Co. Ltd. Class H	4,000	9,752
China Zhongwang Holdings Ltd.	7,200	4,291
Fosun International Ltd.	10,000	8,204
Fushan International Energy Group Ltd.	12,000	8,049
Hidili Industry International Development Ltd.	6,000	6,393
Huabao International Holdings Ltd.	10,000	15,066
Jiangxi Copper Co. Ltd. Class H	8,000	22,290
Lee & Man Paper Manufacturing Ltd.	10,000	8,359
Maanshan Iron & Steel Co. Ltd. Class H	12,000	6,873
Nine Dragons Paper (Holdings) Ltd.	6,000	9,675
Sinofert Holdings Ltd.(a)	12,000	6,347
Sinopec Shanghai Petrochemical Co. Ltd. Class H	20,000	8,978
Zijin Mining Group Co. Ltd. Class H	12,000	11,315

		182,174
DENMARK—0.40%
Novozymes A/S Class B	188	25,021

		25,021
FINLAND—0.93%
Outokumpu OYJ	309	5,545
Rautaruukki OYJ	220	4,363
Stora Enso OYJ Class R	1,968	19,530
UPM-Kymmene OYJ	1,746	29,000

		58,438
FRANCE—4.22%
ArcelorMittal	2,668	85,642
Eramet	8	2,769
Imerys SA	144	8,582
L’Air Liquide SA	1,002	129,436
Lafarge SA	672	38,351

		264,780
GERMANY—7.11%
BASF SE	3,110	225,985
HeidelbergCement AG	472	24,657
K+S AG	536	37,257
Linde AG	644	92,598
Salzgitter AG	135	9,680
ThyssenKrupp AG	1,138	41,820
Wacker Chemie AG	68	14,012

		446,009

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI ACWI ex US Materials Sector Index Fund

October 31, 2010

INDIA—0.94%
Sterlite Industries (India) Ltd. SP ADR	3,826	59,188

		59,188
INDONESIA—0.70%
PT Aneka Tambang Tbk	22,000	6,277
PT Indocement Tunggal Prakarsa Tbk	8,000	16,380
PT International Nickel Indonesia Tbk	13,000	6,909
PT Semen Gresik (Persero) Tbk	13,000	14,255

		43,821
ISRAEL—0.81%
Israel Chemicals Ltd.	1,922	29,435
Israel Corp. Ltd. (The)(a)	12	12,891
Makhteshim-Agan Industries Ltd.(a)	1,718	8,645

		50,971
JAPAN—9.48%
Asahi Kasei Corp.	4,000	23,489
Daicel Chemical Industries Ltd.	2,000	13,904
Denki Kagaku Kogyo K.K.	2,000	8,790
Hitachi Chemical Co. Ltd.	400	7,424
JFE Holdings Inc.	1,400	43,660
JSR Corp.	600	10,376
Kaneka Corp.	2,000	12,365
Kansai Paint Co. Ltd.	2,000	18,647
Kobe Steel Ltd.	8,000	17,579
Kuraray Co. Ltd.	1,400	20,040
Maruichi Steel Tube Ltd.	200	3,955
Mitsubishi Chemical Holdings Corp.	4,000	20,608
Mitsubishi Gas Chemical Co. Inc.	2,000	12,365
Mitsubishi Materials Corp.(a)	4,000	12,514
Mitsui Chemicals Inc.	4,000	11,719
Mitsui Mining & Smelting Co. Ltd.	2,000	6,083
Nippon Paper Group Inc.	400	10,160
Nippon Steel Corp.	16,000	50,255
Nissan Chemical Industries Ltd.	400	4,583
Nisshin Steel Co. Ltd.	2,000	3,600
Nitto Denko Corp.	600	22,421
Oji Paper Co. Ltd.	2,000	9,237
Shin-Etsu Chemical Co. Ltd.	1,400	70,826
Showa Denko K.K.	6,000	10,950
Sumitomo Chemical Co. Ltd.	6,000	26,145
Sumitomo Metal Industries Ltd.	10,000	23,215
Sumitomo Metal Mining Co. Ltd.	2,000	31,732
Taiheiyo Cement Corp.(a)	4,000	4,320
Teijin Ltd.	4,000	14,798
Tokuyama Corp.	2,000	10,950
Tokyo Steel Manufacturing Co. Ltd.	400	3,963
Toray Industries Inc.	4,000	23,141
Tosoh Corp.	2,000	5,338
Toyo Seikan Kaisha Ltd.	600	10,227
Ube Industries Ltd.	4,000	9,783
Yamato Kogyo Co. Ltd.	200	5,125

		594,287
MEXICO—1.65%
Cemex SAB de CV CPO(a)	32,600	28,589

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI ACWI ex US Materials Sector Index Fund

October 31, 2010

Grupo Mexico SAB de CV Series B	14,600	48,056
Industrias Penoles SAB de CV	400	11,343
Mexichem SAB de CV	4,800	15,196

		103,184
NETHERLANDS—1.41%
Akzo Nobel NV	884	52,415
Koninklijke DSM NV	678	36,205

		88,620
NEW ZEALAND—0.54%
Fletcher Building Ltd.	5,388	33,831

		33,831
NORWAY—0.89%
Norsk Hydro ASA	2,988	18,195
Yara International ASA	714	37,342

		55,537
PERU—1.09%
Compania de Minas Buenaventura SA SP ADR	692	36,704
Southern Copper Corp.	734	31,415

		68,119
POLAND—0.27%
KGHM Polska Miedz SA	384	17,220

		17,220
PORTUGAL—0.24%
CIMPOR—Cimentos de Portugal SGPS SA	2,166	15,025

		15,025
RUSSIA—1.93%
JSC MMC Norilsk Nickel SP ADR	2,648	49,385
JSC Polymetal SP GDR(a)(c)	566	8,943
Mechel OAO SP ADR	552	13,000
Novolipetsk Steel SP GDR(c)	338	11,570
Polyus Gold SP ADR	374	11,078
Severstal SP GDR(a)(c)	884	11,916
Uralkali SP GDR(c)	606	14,998

		120,890
SOUTH AFRICA—3.81%
African Rainbow Minerals Ltd.	282	7,244
Anglo Platinum Ltd.(a)	212	21,118
AngloGold Ashanti Ltd.	1,256	58,943
ArcelorMittal South Africa Ltd.	416	4,811
Exxaro Resources Ltd.	406	7,703
Gold Fields Ltd.	2,320	36,555
Harmony Gold Mining Co. Ltd.	1,228	14,156
Impala Platinum Holdings Ltd.	1,628	46,333
Kumba Iron Ore Ltd.	280	16,018
Northam Platinum Ltd.(b)	402	2,800
Pretoria Portland Cement Co. Ltd.	2,372	11,388

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI ACWI ex US Materials Sector Index Fund

October 31, 2010

Sappi Ltd.(a)	2,330	11,628

		238,697
SOUTH KOREA—2.28%
POSCO SP ADR	1,374	142,814

		142,814
SPAIN—0.23%
Acerinox SA	868	14,212

		14,212
SWEDEN—1.13%
Boliden AB	1,024	17,319
Holmen AB Class B	290	9,174
SSAB AB Class A	694	9,694
SSAB AB Class B	291	3,589
Svenska Cellulosa AB Class B	2,026	31,306

		71,082
SWITZERLAND—3.00%
Givaudan SA Registered	32	32,992
Holcim Ltd. Registered	816	50,902
Sika AG Bearer	8	15,862
Syngenta AG Registered	320	88,565

		188,321
THAILAND—0.75%
PTT Chemical PCL NVDR	4,200	19,753
Siam Cement PCL NVDR	2,600	27,405

		47,158
TURKEY—0.28%
Eregli Demir ve Celik Fabrikalari TAS(a)	4,672	17,617

		17,617
UNITED KINGDOM—16.24%
Anglo American PLC	4,188	194,713
Antofagasta PLC	1,152	24,349
BHP Billiton PLC	7,042	249,212
Eurasian Natural Resources Corp.	648	9,019
Fresnillo PLC	496	9,913
Johnson Matthey PLC	730	22,339
Kazakhmys PLC	546	11,488
Lonmin PLC(a)	474	13,254
Randgold Resources Ltd.	334	31,105
Rexam PLC	2,815	14,298
Rio Tinto PLC	4,664	300,957
Vedanta Resources PLC	349	11,578
Xstrata PLC	6,489	125,481

		1,017,706

TOTAL COMMON STOCKS
(Cost: $5,008,870)		6,003,483

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI ACWI ex US Materials Sector Index Fund

October 31, 2010

PREFERRED STOCKS—3.99%

BRAZIL—3.99%
Bradespar SA	240	6,108
Gerdau SA SP ADR	2,628	34,269
Vale SA Class A SP ADR	7,308	209,959

		250,336

TOTAL PREFERRED STOCKS
(Cost: $201,532)		250,336

SHORT-TERM INVESTMENTS—0.35%

MONEY MARKET FUNDS—0.35%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.28%(d)(e)(f)	16,568	16,568
BlackRock Cash Funds: Prime, SL Agency Shares
0.26%(d)(e)(f)	2,306	2,306
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(d)(e)	2,893	2,893

		21,767

TOTAL SHORT-TERM INVESTMENTS
(Cost: $21,767)		21,767

TOTAL INVESTMENTS IN SECURITIES—100.11%
(Cost: $5,232,169)		6,275,586
Other Assets, Less Liabilities—(0.11)%		(6,954)

NET ASSETS—100.00%		$6,268,632

CPO—Certificates of Participation (Ordinary)

NVDR—Non-Voting Depositary Receipts

SP ADR—Sponsored American Depositary Receipts

SP GDR—Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® MSCI ACWI ex US Telecommunication Services Sector Index Fund

October 31, 2010

Security	Shares	Value

COMMON STOCKS—98.36%

AUSTRALIA—1.34%
Telstra Corp. Ltd.	30,644	$80,199

		80,199
AUSTRIA—0.60%
Telekom Austria AG	2,332	35,654

		35,654
BELGIUM—0.98%
Belgacom SA	1,030	40,357
Mobistar SA	272	17,980

		58,337
BRAZIL—0.69%
TIM Participacoes SA SP ADR	394	12,710
Vivo Participacoes SA SP ADR	998	28,583

		41,293
CANADA—3.76%
BCE Inc.	1,914	64,346
Rogers Communications Inc. Class B	3,080	112,473
TELUS Corp. NVS	1,130	47,905

		224,724
CHINA—8.35%
China Communications Services Corp. Ltd. Class H	16,000	9,329
China Mobile Ltd.	38,000	386,995
China Telecom Corp. Ltd. Class H	88,000	45,519
China Unicom (Hong Kong) Ltd.	40,000	56,861

		498,704
CZECH REPUBLIC—0.20%
Telefonica O2 Czech Republic AS	554	12,169

		12,169
EGYPT—0.31%
Orascom Telecom Holding SAE SP GDR(a)(b)	4,740	18,387

		18,387
FINLAND—0.32%
Elisa OYJ	898	19,184

		19,184
FRANCE—5.06%
France Telecom SA	11,852	284,408
Iliad SA	160	17,991

		302,399

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI ACWI ex US Telecommunication Services Sector Index Fund

October 31, 2010

GERMANY—4.44%
Deutsche Telekom AG Registered	18,318	265,041

		265,041
GREECE—0.18%
Hellenic Telecommunications Organization SA SP ADR	2,662	10,621

		10,621
HONG KONG—0.28%
PCCW Ltd.	44,000	16,800

		16,800
HUNGARY—0.04%
Magyar Telekom Telecommunications PLC	724	2,087

		2,087
INDONESIA—1.32%
PT Indosat Tbk	13,000	8,727
PT Telekomunikasi Indonesia Tbk	69,000	70,255

		78,982
ISRAEL—1.11%
Bezeq The Israel Telecommunication Corp. Ltd.	13,244	35,166
Cellcom Israel Ltd.	462	15,627
Partner Communications Co. Ltd.	768	15,506

		66,299
ITALY—1.53%
Telecom Italia SpA	59,738	91,499

		91,499
JAPAN—9.67%
KDDI Corp.	18	96,872
Nippon Telegraph and Telephone Corp.	3,200	145,202
NTT DoCoMo Inc.	100	168,218
SoftBank Corp.	5,200	167,200

		577,492
MEXICO—6.38%
America Movil SAB de CV Series L	123,200	353,485
Telefonos de Mexico SAB de CV Series L	35,800	27,710

		381,195
NETHERLANDS—2.87%
Koninklijke KPN NV	10,270	171,291

		171,291
NEW ZEALAND—0.34%
Telecom Corp. of New Zealand Ltd.	12,926	20,266

		20,266

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI ACWI ex US Telecommunication Services Sector Index Fund

October 31, 2010

NORWAY—1.45%
Telenor ASA	5,384	86,349

		86,349
PHILIPPINE ISLANDS—0.41%
Globe Telecom Inc.	280	5,858
Philippine Long Distance Telephone Co.	300	18,675

		24,533
POLAND—0.43%
Telekomunikacja Polska SA	4,070	25,880

		25,880
PORTUGAL—0.94%
Portugal Telecom SGPS SA Registered	3,908	56,327

		56,327
RUSSIA—1.46%
Mobile TeleSystems SP ADR	2,992	64,777
OJSC Comstar United Telesystems SP GDR(a)	994	6,441
Sistema JSFC SP GDR(b)	612	15,790

		87,008
SINGAPORE—2.51%
Singapore Telecommunications Ltd.	56,000	133,699
StarHub Ltd.	8,000	16,380

		150,079
SOUTH AFRICA—3.56%
MTN Group Ltd.	10,092	182,777
Telkom South Africa Ltd.	1,380	7,183
Vodacom Group Ltd.	2,328	22,520

		212,480
SOUTH KOREA—1.36%
KT Corp. SP ADR	1,658	34,304
SK Telecom Co. Ltd. SP ADR	2,552	47,033

		81,337
SPAIN—11.60%
Telefonica SA	25,686	692,598

		692,598
SWEDEN—3.47%
Millicom International Cellular SA SDR	470	44,233
Tele2 AB Class B	2,028	44,464
TeliaSonera AB	14,220	118,240

		206,937

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI ACWI ex US Telecommunication Services Sector Index Fund

October 31, 2010

SWITZERLAND—1.26%
Swisscom AG Registered	180	75,239

		75,239
TAIWAN—1.64%
Chunghwa Telecom Co. Ltd. SP ADR	4,174	97,672

		97,672
THAILAND—0.37%
Advanced Info Service PCL NVDR	7,400	22,215

		22,215
TURKEY—1.01%
Turk Telekomunikasyon AS	4,388	20,529
Turkcell Iletisim Hizmetleri AS	5,514	40,043

		60,572
UNITED KINGDOM—17.12%
BT Group PLC	46,604	114,523
Cable & Wireless Worldwide PLC	1,864	2,092
Inmarsat PLC	2,472	25,769
Vodafone Group PLC	324,056	879,994

		1,022,378

TOTAL COMMON STOCKS
(Cost: $5,085,887)		5,874,227

PREFERRED STOCKS—1.37%

BRAZIL—0.61%
Brasil Telecom SA SP ADR(a)	668	14,730
Tele Norte Leste Participacoes SA SP ADR	1,406	21,568

		36,298
ITALY—0.76%
Telecom Italia SpA RNC	37,332	45,661

		45,661

TOTAL PREFERRED STOCKS
(Cost: $71,310)		81,959

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI ACWI ex US Telecommunication Services Sector Index Fund

October 31, 2010

SHORT-TERM INVESTMENTS—0.02%

MONEY MARKET FUNDS—0.02%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(c)(d)	1,247	1,247

		1,247

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,247)		1,247

TOTAL INVESTMENTS IN SECURITIES—99.75%
(Cost: $5,158,444)		5,957,433
Other Assets, Less Liabilities—0.25%		14,602

NET ASSETS—100.00%		$5,972,035

NVDR—Non-Voting Depositary Receipts

NVS—Non-Voting Shares

SDR—Swedish Depositary Receipts

SP ADR—Sponsored American Depositary Receipts

SP GDR—Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® MSCI ACWI ex US Utilities Sector Index Fund

October 31, 2010

Security	Shares	Value

COMMON STOCKS—96.84%

AUSTRALIA—1.51%
AGL Energy Ltd.	4,108	$64,789
SP AusNet	21,482	19,583

		84,372
AUSTRIA—0.57%
Verbund AG(a)	800	31,929

		31,929
BRAZIL—1.55%
Centrais Eletricas Brasileiras SA SP ADR	2,212	30,902
Companhia de Saneamento Basico do Estado de Sao Paulo SP ADR	602	27,668
CPFL Energia SA SP ADR	392	28,157

		86,727
CANADA—2.60%
Canadian Utilities Ltd. Class A	908	43,714
Fortis Inc.	1,826	58,085
TransAlta Corp.	2,136	43,345

		145,144
CHILE—2.05%
Empresa Nacional de Electricidad SA SP ADR	1,080	57,629
Enersis SA SP ADR	2,504	57,116

		114,745
CHINA—2.01%
China Longyuan Power Group Corp. Ltd. Class H(b)	22,000	22,902
China Resources Power Holdings Co. Ltd.	12,000	23,095
Datang International Power Generation Co. Ltd. Class H(a)	36,000	14,489
Guangdong Investment Ltd.(a)	24,000	12,043
Huaneng Power International Inc. Class H	28,000	16,000
XinAo Gas Holdings Ltd.	8,000	24,044

		112,573
CZECH REPUBLIC—0.94%
CEZ AS	1,184	52,347

		52,347
FINLAND—1.72%
Fortum OYJ	3,404	96,375

		96,375
FRANCE—11.25%
Electricite de France	2,200	100,677
GDF Suez	9,892	394,318
Suez Environnement SA	2,404	46,929

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI ACWI ex US Utilities Sector Index Fund

October 31, 2010

Veolia Environnement	2,958	86,770

		628,694
GERMANY—12.44%
E.ON AG	14,366	449,265
RWE AG	3,436	245,948

		695,213
HONG KONG—6.12%
Cheung Kong Infrastructure Holdings Ltd.	6,000	25,077
CLP Holdings Ltd.	17,000	138,153
Hong Kong and China Gas Co. Ltd. (The)	40,000	96,384
Hongkong Electric Holdings Ltd.	13,000	82,588

		342,202
INDIA—1.07%
GAIL India Ltd. SP GDR(c)	904	59,935

		59,935
INDONESIA—0.97%
PT Perusahaan Gas Negara Tbk	119,000	53,924

		53,924
ITALY—7.82%
A2A SpA	11,738	19,104
Enel SpA	52,674	300,351
Snam Rete Gas SpA	11,936	64,576
Terna SpA	11,566	53,291

		437,322
JAPAN—18.16%
Chubu Electric Power Co. Inc.	5,200	131,437
Chugoku Electric Power Co. Inc. (The)	2,400	48,387
Electric Power Development Co. Ltd.	1,000	29,609
Hokkaido Electric Power Co. Inc.	1,600	33,629
Hokuriku Electric Power Co.	1,400	33,944
Kansai Electric Power Co. Inc. (The)	6,000	151,806
Kyushu Electric Power Co. Inc.	3,000	71,024
Osaka Gas Co. Ltd.	14,000	52,837
Shikoku Electric Power Co. Inc.	1,400	41,383
Toho Gas Co. Ltd.	4,000	21,105
Tohoku Electric Power Co. Inc.	3,400	76,273
Tokyo Electric Power Co. Inc. (The)	9,600	229,423
Tokyo Gas Co. Ltd.	20,000	94,103

		1,014,960
NEW ZEALAND—0.26%
Contact Energy Ltd.(b)	3,186	14,254

		14,254
PHILIPPINE ISLANDS—0.59%
Energy Development Corp.	98,000	13,668
Manila Electric Co.	3,760	19,316

		32,984

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI ACWI ex US Utilities Sector Index Fund

October 31, 2010

POLAND—0.65%
Polska Grupa Energetyczna SA	2,328	17,862
Tauron Polska Energia SA(b)	8,084	18,437

		36,299
PORTUGAL—1.06%
Energias de Portugal SA	15,522	59,307

		59,307
RUSSIA—1.26%
Rushydro SP ADR(b)	13,618	70,473

		70,473
SOUTH KOREA—1.03%
Korea Electric Power Corp. SP ADR(b)	4,362	57,622

		57,622
SPAIN—7.50%
Acciona SA	230	20,204
Enagas SA	1,484	32,661
Gas Natural SDG SA	1,924	28,132
Iberdrola Renovables SA	7,856	26,522
Iberdrola SA	31,560	265,824
Red Electrica Corporacion SA	910	45,653

		418,996
THAILAND—0.33%
Glow Energy PCL NVDR	11,000	18,254

		18,254
UNITED KINGDOM—13.38%
Centrica PLC	38,850	206,341
International Power PLC	11,542	77,006
National Grid PLC	26,518	250,142
Scottish & Southern Energy PLC	6,860	126,458
Severn Trent PLC	1,732	38,629
United Utilities Group PLC	5,038	49,215

		747,791

TOTAL COMMON STOCKS
(Cost: $4,917,474)		5,412,442

PREFERRED STOCKS—2.73%

BRAZIL—2.22%
Centrais Eletricas Brasileiras SA Class B SP ADR	2,024	33,092
Companhia Energetica de Minas Gerais SP ADR	3,534	63,047
Companhia Paranaense de Energia Class B SP ADR	1,202	27,922

		124,061

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI ACWI ex US Utilities Sector Index Fund

October 31, 2010

GERMANY—0.51%
RWE AG NVS	420	28,412

		28,412

TOTAL PREFERRED STOCKS
(Cost: $136,260)		152,473

SHORT-TERM INVESTMENTS—0.61%

MONEY MARKET FUNDS—0.61%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.28%(d)(e)(f)	27,734	27,734
BlackRock Cash Funds: Prime, SL Agency Shares
0.26%(d)(e)(f)	3,860	3,860
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(d)(e)	2,794	2,794

		34,388

TOTAL SHORT-TERM INVESTMENTS
(Cost: $34,388)		34,388

TOTAL INVESTMENTS IN SECURITIES—100.18%
(Cost: $5,088,122)		5,599,303
Other Assets, Less Liabilities—(0.18)%		(10,143)

NET ASSETS—100.00%		$5,589,160

NVDR—Non-Voting Depositary Receipts

NVS—Non-Voting Shares

SP ADR—Sponsored American Depositary Receipts

SP GDR—Sponsored Global Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® MSCI All Country Asia ex Japan Index Fund

October 31, 2010

Security	Shares	Value

COMMON STOCKS—98.73%

CHINA—27.20%
Agile Property Holdings Ltd.(a)	3,910,000	$5,144,538
Agricultural Bank of China Ltd. Class H(b)	12,903,000	6,807,434
Air China Ltd. Class H(b)	3,910,000	5,255,498
Alibaba.com Ltd.(b)	782,000	1,527,222
Aluminum Corp. of China Ltd. Class H(a)(b)	4,692,000	4,454,564
Angang New Steel Co. Ltd. Class H(a)	2,346,000	3,685,910
Anhui Conch Cement Co. Ltd. Class H(a)	1,564,000	6,556,764
Bank of China Ltd. Class H	42,228,000	25,274,811
Bank of Communications Co. Ltd. Class H	6,647,000	7,262,373
BBMG Corp. Class H	1,173,000	1,667,436
Beijing Capital International Airport Co. Ltd. Class H	1,564,000	863,475
Beijing Enterprises Holdings Ltd.(a)	782,000	5,351,328
Belle International Holdings Ltd.	3,519,000	6,355,017
BYD Co. Ltd. Class H(a)	782,000	4,766,263
China Agri-Industries Holdings Ltd.(a)	4,692,000	6,827,104
China BlueChemical Ltd. Class H	4,727,500	3,738,191
China CITIC Bank Class H	7,431,000	5,396,660
China Coal Energy Co. Class H	4,692,000	8,110,212
China Communications Construction Co. Ltd. Class H	3,910,000	3,737,355
China Construction Bank Corp. Class H	34,799,000	33,172,686
China COSCO Holdings Co. Ltd. Class H(a)(b)	4,105,500	4,787,446
China Dongxiang (Group) Co. Ltd.	2,737,000	1,532,265
China Everbright Ltd.	3,128,000	8,130,387
China High Speed Transmission Equipment Group Co. Ltd.	793,000	1,620,309
China Life Insurance Co. Ltd. Class H	6,647,000	29,109,509
China Longyuan Power Group Corp. Ltd. Class H(b)	1,173,000	1,221,071
China Mengniu Dairy Co. Ltd.	1,564,000	4,478,774
China Merchants Bank Co. Ltd. Class H	3,948,493	11,205,300
China Minsheng Banking Corp. Ltd. Class H	4,197,000	3,903,405
China Mobile Ltd.(a)	5,278,500	53,756,637
China National Building Material Co. Ltd. Class H(a)	782,000	1,906,505
China Oilfield Services Ltd. Class H	3,910,000	6,344,930
China Overseas Land & Investment Ltd.	4,757,760	10,003,675
China Petroleum & Chemical Corp. Class H	19,550,000	18,434,594
China Railway Construction Corp. Ltd. Class H	3,323,500	4,154,214
China Railway Group Ltd. Class H	4,692,000	3,782,748
China Resources Enterprise Ltd.	1,564,000	6,607,200
China Resources Land Ltd.	2,346,000	4,624,032
China Resources Power Holdings Co. Ltd.(a)	1,634,400	3,145,550
China Shenhua Energy Co. Ltd. Class H	3,323,500	14,790,546
China Shipping Container Lines Co. Ltd. Class H(a)(b)	13,294,000	5,401,765
China Shipping Development Co. Ltd. Class H(a)	2,346,000	3,413,552
China Taiping Insurance Holdings Co. Ltd.(b)	1,564,000	5,749,778
China Travel International Investment Hong Kong Ltd.(b)	10,948,000	2,612,618
China Unicom (Hong Kong) Ltd.	1,564,000	2,223,247
China Yurun Food Group Ltd.	1,173,000	4,561,995
CITIC Pacific Ltd.	391,000	1,041,517
CNOOC Ltd.	16,813,000	34,830,538
CNPC (Hong Kong) Ltd.	6,256,000	7,956,885
COSCO Pacific Ltd.	782,000	1,220,567
Country Garden Holdings Co. Ltd.	4,692,000	1,658,357
Datang International Power Generation Co. Ltd. Class H(a)	4,692,000	1,888,348
Dongfang Electric Corp. Ltd. Class H	1,564,000	7,605,846
Dongfeng Motor Group Co. Ltd. Class H	6,256,000	13,557,370
Fosun International Ltd.	5,669,500	4,651,267
Franshion Properties (China) Ltd.(a)	2,352,000	761,519

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI All Country Asia ex Japan Index Fund

October 31, 2010

Fushan International Energy Group Ltd.(a)	1,568,000	1,051,765
GOME Electrical Appliances Holdings Ltd.(b)	5,865,160	1,974,649
Guangdong Investment Ltd.(a)	3,910,000	1,961,986
Guangzhou Automobile Group Co. Ltd. Class H	6,452,855	9,822,077
Guangzhou R&F Properties Co. Ltd. Class H(a)	1,720,400	2,454,449
Hengan International Group Co. Ltd.	782,000	7,363,750
Huabao International Holdings Ltd.(a)	1,955,000	2,945,500
Huaneng Power International Inc. Class H	1,564,000	893,737
Industrial and Commercial Bank of China Ltd. Class H	43,010,000	34,619,713
Jiangsu Expressway Co. Ltd. Class H	782,000	948,209
Jiangxi Copper Co. Ltd. Class H(a)	3,128,000	8,715,452
Kingboard Chemical Holdings Co. Ltd.	586,500	2,852,192
Lenovo Group Ltd.(a)	10,166,000	6,582,991
Li Ning Co. Ltd.(a)	1,564,000	4,458,599
Longfor Properties Co. Ltd.	2,150,500	2,560,416
Maanshan Iron & Steel Co. Ltd. Class H(a)	4,692,000	2,687,264
Metallurgical Corp. of China Ltd. Class H(b)	3,128,000	1,513,099
Parkson Retail Group Ltd.(a)	1,759,500	3,182,048
PetroChina Co. Ltd. Class H	21,114,000	25,765,056
PICC Property and Casualty Co. Ltd. Class H(b)	3,128,000	4,615,962
Ping An Insurance (Group) Co. of China Ltd. Class H	859,500	9,252,128
Shanghai Electric Group Co. Ltd. Class H	7,820,000	5,235,324
Shanghai Industrial Holdings Ltd.	391,000	1,800,588
Shimao Property Holdings Ltd.	1,759,500	2,909,690
Shui On Land Ltd.	4,703,800	2,360,304
Sino-Ocean Land Holdings Ltd.(a)	6,256,000	4,309,307
Sinopec Shanghai Petrochemical Co. Ltd. Class H	4,692,000	2,106,234
Soho China Ltd.	7,624,500	6,481,361
Tencent Holdings Ltd.	1,173,000	26,857,513
Tingyi (Cayman Islands) Holding Corp.	3,128,000	8,513,706
Tsingtao Brewery Co. Ltd. Class H	782,000	4,181,198
Want Want China Holdings Ltd.	2,346,000	2,163,732
Yanzhou Coal Mining Co. Ltd. Class H	3,910,000	11,247,372
Zhejiang Expressway Co. Ltd. Class H	1,564,000	1,575,641
Zijin Mining Group Co. Ltd. Class H	5,594,000	5,274,840

		659,866,959
HONG KONG—12.33%
AIA Group Ltd.(b)	1,822,000	5,417,373
ASM Pacific Technology Ltd.	195,500	1,762,761
Bank of East Asia Ltd. (The)	2,580,600	11,018,389
BOC Hong Kong (Holdings) Ltd.	3,910,000	12,256,105
Cathay Pacific Airways Ltd.	1,173,000	3,154,812
Cheung Kong (Holdings) Ltd.	782,000	11,903,048
CLP Holdings Ltd.	1,564,000	12,710,034
Esprit Holdings Ltd.	977,790	5,265,887
Foxconn International Holdings Ltd.(b)	1,173,000	865,493
Hang Lung Group Ltd.	1,564,000	10,379,861
Hang Lung Properties Ltd.	1,955,000	9,570,353
Hang Seng Bank Ltd.	625,600	9,151,225
Henderson Land Development Co. Ltd.	782,000	5,553,075
Hong Kong and China Gas Co. Ltd. (The)	3,910,400	9,422,529
Hong Kong Exchanges and Clearing Ltd.	1,368,500	30,115,721
Hongkong Electric Holdings Ltd.	586,500	3,726,007
Hopewell Holdings Ltd.	1,368,500	4,307,289
Hutchison Whampoa Ltd.	1,564,000	15,413,439
Hysan Development Co. Ltd.	1,955,000	7,552,888
Kerry Properties Ltd.	977,500	5,421,939
Li & Fung Ltd.	3,128,000	16,523,045
Lifestyle International Holdings Ltd.	2,346,000	5,441,105
Link REIT (The)(a)	3,519,000	10,848,922
Mongolia Energy Corp. Ltd.(b)	1,955,000	748,984

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI All Country Asia ex Japan Index Fund

October 31, 2010

MTR Corp. Ltd.	782,000	2,975,762
New World Development Co. Ltd.	3,128,000	6,173,445
NWS Holdings Ltd.	1,955,000	4,609,909
Orient Overseas International Ltd.	782,000	6,854,340
Shangri-La Asia Ltd.	3,910,000	8,796,151
Sino Land Co. Ltd.	2,346,000	4,896,389
Sun Hung Kai Properties Ltd.	782,000	13,395,973
Swire Pacific Ltd. Class A	391,000	5,548,031
Television Broadcasts Ltd.	782,000	4,166,067
Wharf (Holdings) Ltd. (The)	1,173,000	7,701,676
Wheelock and Co. Ltd.	1,564,000	5,477,420
Wing Hang Bank Ltd.	586,500	6,854,340
Wynn Macau Ltd.(b)	1,564,000	3,457,936
Yue Yuen Industrial (Holdings) Ltd.	2,737,000	9,814,971

		299,252,694
INDIA—11.82%
Axis Bank Ltd. SP GDR(c)	16,422	544,225
Dr. Reddy’s Laboratories Ltd. SP ADR	124,338	4,703,707
HDFC Bank Ltd. SP ADR	358,547	62,014,289
ICICI Bank Ltd. SP ADR	869,584	45,722,727
Infosys Technologies Ltd. SP ADR	817,190	55,111,294
Larsen & Toubro Ltd. SP GDR(a)(c)	177,514	8,268,602
Mahanagar Telephone Nigam Ltd. SP ADR(a)(b)	1,039,669	3,222,974
Mahindra & Mahindra Ltd. SP GDR(a)	89,930	1,478,449
Ranbaxy Laboratories Ltd. SP GDR(b)(c)	19,550	251,217
Reliance Industries Ltd. SP GDR(d)	1,165,242	58,017,399
State Bank of India SP GDR	21,896	3,021,648
Sterlite Industries (India) Ltd. SP ADR	295,596	4,572,870
Tata Motors Ltd. SP ADR(a)	220,915	6,212,130
Wipro Ltd. SP ADR(a)	2,353,139	33,602,825

		286,744,356
INDONESIA—4.82%
PT Aneka Tambang Tbk	7,840,000	2,236,867
PT Astra Agro Lestari Tbk	1,372,000	3,822,411
PT Astra International Tbk	3,136,000	20,000,224
PT Bank Central Asia Tbk	11,632,500	9,110,769
PT Bank Danamon Indonesia Tbk	5,684,000	4,261,013
PT Bank Mandiri Tbk	8,895,500	6,967,105
PT Bank Rakyat Indonesia Tbk	5,963,000	7,605,952
PT Bumi Resources Tbk	17,444,000	4,342,702
PT Indocement Tunggal Prakarsa Tbk	4,312,000	8,829,046
PT Indofood Sukses Makmur Tbk	15,053,500	8,758,400
PT International Nickel Indonesia Tbk	4,399,000	2,337,930
PT Perusahaan Gas Negara Tbk	13,587,500	6,157,133
PT Semen Gresik (Persero) Tbk	5,278,500	5,787,894
PT Tambang Batubara Bukit Asam Tbk	3,910,000	8,596,532
PT Telekomunikasi Indonesia Tbk	1,564,000	1,592,436
PT Unilever Indonesia Tbk	1,764,000	3,444,118
PT United Tractors Tbk	5,278,833	13,112,178

		116,962,710
PHILIPPINE ISLANDS—1.67%
Ayala Corp.	285,930	2,671,870
Ayala Land Inc.	3,401,700	1,320,511
Banco de Oro Unibank Inc.	2,120,560	3,006,838
Bank of the Philippine Islands	3,159,194	4,306,990
Energy Development Corp.	19,941,000	2,781,172
Jollibee Foods Corp.	8,698,320	17,894,033

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI All Country Asia ex Japan Index Fund

October 31, 2010

Manila Electric Co.	603,950	3,102,579
Metropolitan Bank & Trust Co.	2,742,780	4,995,277
SM Prime Holdings Inc.	1,955,000	543,510

		40,622,780
SINGAPORE—8.99%
Ascendas Real Estate Investment Trust	2,806,535	4,467,036
CapitaLand Ltd.	3,128,500	9,403,025
CapitaMall Trust Management Ltd.	4,692,800	7,179,250
CapitaMalls Asia Ltd.	1,955,000	3,232,528
City Developments Ltd.	782,000	7,685,563
ComfortDelGro Corp. Ltd.	3,519,000	4,024,045
COSCO Corp. (Singapore) Ltd.(a)	3,128,000	4,495,329
DBS Group Holdings Ltd.	1,173,500	12,603,168
Fraser and Neave Ltd.	2,346,000	11,310,829
Genting Singapore PLC(b)	9,384,600	15,734,659
Golden Agri-Resources Ltd.	12,129,707	6,091,798
Jardine Cycle & Carriage Ltd.	391,000	11,872,745
Keppel Corp. Ltd.	1,564,000	12,060,050
Neptune Orient Lines Ltd.(a)(b)	2,346,000	3,879,034
Noble Group Ltd.	4,792,364	6,887,230
Olam International Ltd.	2,346,000	5,673,541
Oversea-Chinese Banking Corp. Ltd.	2,346,000	16,331,821
SembCorp Industries Ltd.	1,955,000	6,918,215
SembCorp Marine Ltd.	2,346,000	8,338,111
Singapore Exchange Ltd.(a)	1,564,000	10,634,112
Singapore Press Holdings Ltd.	379,000	1,215,260
Singapore Technologies Engineering Ltd.	3,910,000	9,999,691
Singapore Telecommunications Ltd.	4,692,000	11,202,071
United Overseas Bank Ltd.	1,173,000	16,893,738
UOL Group Ltd.	1,173,000	4,123,739
Wilmar International Ltd.(a)	1,173,000	5,800,425

		218,057,013
SOUTH KOREA—15.90%
KB Financial Group Inc. SP ADR	1,145,732	51,443,367
Korea Electric Power Corp. SP ADR(b)	2,431,643	32,122,004
KT Corp. SP ADR	1,937,014	40,076,820
LG Display Co. Ltd. SP ADR(a)	1,337,006	23,009,873
POSCO SP ADR	513,693	53,393,250
Samsung Electronics Co. Ltd. SP GDR(a)(c)	298,369	99,595,572
Shinhan Financial Group Co. Ltd. SP ADR	771,902	60,030,819
SK Telecom Co. Ltd. SP ADR	1,414,638	26,071,778

		385,743,483
TAIWAN—12.83%
Advanced Semiconductor Engineering Inc. SP ADR(a)	2,974,411	13,176,641
AU Optronics Corp. SP ADR(b)	2,351,510	23,585,645
Chunghwa Telecom Co. Ltd. SP ADR	3,056,881	71,531,015
Hon Hai Precision Industry Co. Ltd. SP GDR(c)	5,030,378	38,482,392
Siliconware Precision Industries Co. Ltd. SP ADR	3,739,524	20,866,544
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	9,016,211	98,366,862
United Microelectronics Corp. SP ADR	14,653,507	45,279,337

		311,288,436
THAILAND—3.17%
Bangkok Bank PCL Foreign	39,100	194,326
Bangkok Bank PCL NVDR	509,725	2,533,323
Bank of Ayudhya PCL NVDR	5,845,500	4,660,022

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI All Country Asia ex Japan Index Fund

October 31, 2010

Banpu PCL NVDR	588,000	15,180,520
BEC World PCL NVDR	5,024,400	5,572,425
CP All PCL NVDR	9,360,500	13,894,004
Glow Energy PCL NVDR	627,200	1,040,801
IRPC PCL NVDR	14,834,500	2,098,008
Kasikornbank PCL NVDR	1,859,175	7,255,620
Krung Thai Bank PCL NVDR	7,683,200	4,331,090
PTT Aromatics & Refining PCL NVDR	3,108,500	3,084,652
PTT Chemical PCL NVDR	118,600	557,792
PTT Exploration & Production PCL NVDR	1,740,000	9,924,616
PTT PCL NVDR	351,900	3,556,561
Siam Commercial Bank PCL NVDR	78,200	267,362
Thai Oil PCL NVDR	1,573,300	2,781,351

		76,932,473

TOTAL COMMON STOCKS
(Cost: $2,001,896,348)		2,395,470,904

EXCHANGE-TRADED FUNDS—1.08%
iShares MSCI Malaysia Index Fund(e)	1,869,762	26,307,551

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $17,711,445)		26,307,551

SHORT-TERM INVESTMENTS—5.34%

MONEY MARKET FUNDS—5.34%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.28%(e)(f)(g)	112,073,494	112,073,494
BlackRock Cash Funds: Prime, SL Agency Shares
0.26%(e)(f)(g)	15,600,001	15,600,001
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(e)(f)	1,766,325	1,766,325

		129,439,820

TOTAL SHORT-TERM INVESTMENTS
(Cost: $129,439,820)		129,439,820

TOTAL INVESTMENTS IN SECURITIES—105.15%
(Cost: $2,149,047,613)		2,551,218,275
Other Assets, Less Liabilities—(5.15)%		(125,036,572)

NET ASSETS—100.00%		$2,426,181,703

NVDR—Non-Voting Depositary Receipts

SP ADR—Sponsored American Depositary Receipts

SP GDR—Sponsored Global Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® MSCI EAFE Index Fund

October 31, 2010

Security	Shares	Value

COMMON STOCKS—98.94%

AUSTRALIA—8.49%
AGL Energy Ltd.	1,618,740	$25,529,824
Alumina Ltd.	8,243,936	16,403,833
Amcor Ltd.	4,256,334	28,036,233
AMP Ltd.	6,956,350	36,411,399
Aristocrat Leisure Ltd.	1,449,460	4,986,870
Asciano Group(a)	9,496,608	14,567,920
ASX Ltd.	589,306	21,430,359
Australia and New Zealand Banking Group Ltd.	8,491,508	206,502,954
AXA Asia Pacific Holdings Ltd.	3,554,880	18,955,643
Bendigo and Adelaide Bank Ltd.	1,190,260	10,558,570
BGP Holdings PLC(b)	33,026,812	4,590
BHP Billiton Ltd.	11,290,976	463,946,005
Billabong International Ltd.	654,902	5,218,931
BlueScope Steel Ltd.	7,058,976	13,803,820
Boral Ltd.	2,639,512	11,358,026
Brambles Ltd.	4,927,106	30,764,228
Caltex Australia Ltd.	539,580	6,145,775
CFS Retail Property Trust	5,369,350	9,789,248
Coca-Cola Amatil Ltd.	1,999,620	23,853,534
Cochlear Ltd.	209,484	14,582,977
Commonwealth Bank of Australia	5,148,228	246,763,722
Computershare Ltd.	1,633,552	16,204,221
Crown Ltd.	1,616,624	13,199,841
CSL Ltd.	1,880,066	60,500,458
CSR Ltd.	5,432,830	9,691,973
Dexus Property Group	16,664,558	13,557,717
Energy Resources of Australia Ltd.	235,934	3,008,725
Fairfax Media Ltd.(c)	7,990,016	11,356,129
Fortescue Metals Group Ltd.(a)(c)	4,492,268	27,520,756
Foster’s Group Ltd.	6,651,646	38,076,468
Goodman Fielder Ltd.	4,715,506	6,863,876
Goodman Group	21,676,304	13,385,681
GPT Group	5,932,206	16,223,147
Harvey Norman Holdings Ltd.	1,898,052	6,195,367
Incitec Pivot Ltd.	5,668,764	20,670,263
Insurance Australia Group Ltd.	7,213,444	26,868,347
Intoll Group	7,818,620	11,534,036
James Hardie Industries SE(a)	1,609,218	8,501,946
Leighton Holdings Ltd.(c)	478,216	17,203,026
Lend Lease Group	1,720,308	12,157,832
Macarthur Coal Ltd.	720,498	8,488,910
Macquarie Group Ltd.	1,205,062	42,759,502
MAp Group	1,342,286	4,012,911
Metcash Ltd.	2,300,092	9,852,384
Mirvac Group	10,192,772	12,938,286
National Australia Bank Ltd.	7,104,470	177,298,379
Newcrest Mining Ltd.	2,570,940	100,700,610
OneSteel Ltd.	4,746,188	12,560,976
Orica Ltd.	1,268,542	31,309,437
Origin Energy Ltd.	3,018,474	47,161,807
OZ Minerals Ltd.	10,792,658	16,556,077
Paladin Energy Ltd.(a)	2,113,884	8,495,319
Qantas Airways Ltd.(a)	4,010,878	11,165,353
QBE Insurance Group Ltd.	3,424,746	57,672,159
Rio Tinto Ltd.	1,463,214	118,597,496
Santos Ltd.	2,832,266	35,035,480

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI EAFE Index Fund

October 31, 2010

Sims Metal Management Ltd.	567,088	9,132,774
Sonic Healthcare Ltd.	1,274,890	13,608,657
SP AusNet	2,306,440	2,102,518
Stockland Corp. Ltd.	8,048,206	29,740,969
Suncorp-Metway Ltd.	4,337,800	39,117,585
Tabcorp Holdings Ltd.	2,078,970	15,039,011
Tabcorp Holdings Ltd. New(a)(b)	230,997	1,671,004
Tatts Group Ltd.	4,643,562	11,379,048
Telstra Corp. Ltd.	14,416,308	37,729,408
Toll Holdings Ltd.	2,257,772	13,721,022
Transurban Group	3,980,196	20,443,273
Wesfarmers Ltd.	3,378,194	109,736,668
Wesfarmers Ltd. Partially Protected	484,564	15,859,235
Westfield Group	7,166,892	86,969,342
Westpac Banking Corp.	9,985,404	222,180,622
Woodside Petroleum Ltd.	1,843,036	78,584,656
Woolworths Ltd.	4,165,346	115,749,421
WorleyParsons Ltd.	603,060	13,566,190

		3,073,270,759
AUSTRIA—0.36%
Erste Group Bank AG	646,438	29,137,851
IMMOEAST AG Escrow(a)(b)	1,571,072	218
IMMOFINANZ AG(a)	3,417,340	13,441,827
IMMOFINANZ AG Escrow(a)(b)	1,157,632	161
OMV AG	525,826	19,619,555
Raiffeisen International Bank Holding AG	190,440	10,720,052
Telekom Austria AG	1,188,134	18,165,268
Verbund AG(c)	299,414	11,949,909
Vienna Insurance Group AG	167,164	8,978,830
voestalpine AG	409,446	16,210,505

		128,224,176
BELGIUM—0.99%
Ageas	7,560,468	23,212,830
Anheuser-Busch InBev NV	2,447,154	153,177,563
Belgacom SA	519,478	20,353,820
Colruyt SA	255,600	14,380,866
Compagnie Nationale a Portefeuille SA	4,232	225,312
Delhaize Group SA	347,024	24,208,083
Dexia SA(a)	1,931,922	8,589,888
Groupe Bruxelles Lambert SA	287,776	25,450,727
KBC Groep NV(a)	543,974	23,630,958
Mobistar SA	95,220	6,294,391
Solvay SA	212,658	22,490,183
UCB SA	365,010	14,139,219
Umicore	424,258	19,942,855

		356,096,695
DENMARK—1.01%
A.P. Moller - Maersk A/S Class A	1,064	8,930,876
A.P. Moller - Maersk A/S Class B	4,248	36,820,355
Carlsberg A/S Class B	373,474	40,795,147
Coloplast A/S Class B	94,162	11,645,741
Danske Bank A/S(a)	1,610,276	42,772,604
DSV A/S	715,877	14,651,809
Novo Nordisk A/S Class B	1,498,128	157,499,267
Novozymes A/S Class B	175,628	23,374,508
TrygVesta A/S	19,044	958,457
Vestas Wind Systems A/S(a)	709,918	22,628,450

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI EAFE Index Fund

October 31, 2010

William Demant Holding A/S(a)(c)	56,074	4,198,691

		364,275,905
FINLAND—1.13%
Elisa OYJ	487,738	10,419,435
Fortum OYJ	1,531,984	43,373,947
Kesko OYJ Class B	235,934	11,680,680
Kone OYJ Class B	530,058	28,364,022
Metso OYJ	431,664	20,440,977
Neste Oil OYJ	479,274	7,940,426
Nokia OYJ	12,564,808	135,519,336
Nokian Renkaat OYJ	398,866	13,804,162
Orion OYJ Class B	250,746	5,321,778
Outokumpu OYJ	447,534	8,030,378
Pohjola Bank PLC	564,972	7,141,893
Rautaruukki OYJ	323,325	6,412,789
Sampo OYJ Class A	1,430,416	40,021,174
Sanoma OYJ	56,074	1,261,805
Stora Enso OYJ Class R	2,012,316	19,970,001
UPM-Kymmene OYJ	1,797,542	29,855,932
Wartsila OYJ Class B	286,718	20,084,877

		409,643,612
FRANCE—10.22%
Accor SA	514,188	21,057,755
Aeroports de Paris	95,224	8,077,435
Air France-KLM(a)	539,580	9,835,758
Alcatel-Lucent(a)	8,002,712	28,052,137
ALSTOM	692,990	34,925,164
ArcelorMittal	2,910,558	93,428,185
Atos Origin SA(a)	187,266	8,647,839
AXA	5,789,376	105,250,263
BioMerieux SA	9,522	915,042
BNP Paribas	3,191,986	233,140,319
Bouygues SA	771,282	33,945,044
Bureau Veritas SA	154,468	11,400,312
Cap Gemini SA	523,710	26,681,349
Carrefour SA	2,032,418	109,548,018
Casino Guichard-Perrachon SA	166,106	15,583,779
Christian Dior SA	196,788	28,431,960
CNP Assurances SA	478,216	9,531,405
Compagnie de Saint-Gobain	1,300,283	60,651,776
Compagnie Generale de Geophysique-Veritas(a)	513,130	11,946,093
Compagnie Generale des Etablissements Michelin Class B(c)	608,926	48,368,703
Credit Agricole SA	3,129,564	51,218,687
Danone SA	1,914,980	121,037,693
Dassault Systemes SA	230,644	17,666,734
Edenred SA(a)	514,188	10,755,785
Eiffage SA(c)	137,540	6,786,425
Electricite de France	828,414	37,910,272
Eramet	17,986	6,225,938
Essilor International SA	713,092	47,554,268
Eurazeo	126,664	9,612,349
European Aeronautic Defence and Space Co. NV(a)	1,409,256	36,990,531
Eutelsat Communications	277,196	10,396,642
Fonciere des Regions	73,002	8,320,172
France Telecom SA	6,229,504	149,487,108
GDF Suez	4,210,840	167,853,954
Gecina SA	65,596	7,950,190
Groupe Eurotunnel SA	1,638,243	16,260,019
Hermes International	186,208	39,455,673

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI EAFE Index Fund

October 31, 2010

Icade	70,224	7,710,745
Iliad SA	57,132	6,424,090
Imerys SA	56,074	3,341,950
Ipsen SA	64,538	2,269,445
JCDecaux SA(a)	117,438	3,435,115
Klepierre	307,878	11,960,357
L’Air Liquide SA	917,286	118,492,571
L’Oreal SA	811,486	95,148,357
Lafarge SA	683,656	39,015,777
Lagardere SCA	438,012	18,656,464
Legrand SA	337,502	13,012,672
LVMH Moet Hennessy Louis Vuitton SA	824,182	128,986,781
M6-Metropole Television	116,380	2,838,829
Natixis(a)	2,978,270	18,242,771
Neopost SA	117,438	9,743,027
PagesJaunes Groupe SA(c)	519,806	5,707,581
Pernod Ricard SA	683,468	60,521,472
PPR SA	261,326	42,786,977
PSA Peugeot Citroen SA(a)(c)	541,696	21,533,040
Publicis Groupe SA	484,564	24,104,412
Renault SA(a)	655,960	36,400,384
Safran SA	617,872	19,563,021
Sanofi-Aventis	3,540,068	246,902,763
Schneider Electric SA	806,196	114,294,281
SCOR SE	610,466	14,992,764
SES SA FDR	1,065,406	27,269,084
Societe BIC SA	115,322	10,218,239
Societe Generale	2,116,000	126,537,786
Societe Television Francaise 1	365,010	5,948,416
Sodexo	339,618	22,072,366
STMicroelectronics NV	2,301,150	20,098,553
Suez Environnement SA	1,000,868	19,538,096
Technip SA	350,198	29,394,250
Thales SA	309,994	12,622,067
Total SA	7,110,818	385,894,580
Unibail-Rodamco SE	285,660	59,436,732
Vallourec SA	376,648	39,037,635
Veolia Environnement	1,207,178	35,411,177
Vinci SA	1,443,112	76,981,913
Vivendi SA	4,142,070	117,991,044

		3,699,438,360
GERMANY—7.77%
Adidas AG	708,860	46,178,425
Allianz SE Registered	1,530,926	191,590,237
BASF SE	3,122,158	226,868,471
Bayer AG	2,789,946	207,924,802
Bayerische Motoren Werke AG	1,152,162	82,487,622
Beiersdorf AG	327,159	21,285,370
Celesio AG	314,226	7,481,405
Commerzbank AG(a)(c)	2,396,370	21,566,384
Continental AG(a)	167,164	14,502,745
Daimler AG Registered(a)	3,065,026	202,055,639
Deutsche Bank AG Registered	3,113,694	179,254,354
Deutsche Boerse AG	664,424	46,691,311
Deutsche Lufthansa AG Registered(a)	853,806	18,245,594
Deutsche Post AG Registered	2,878,818	53,617,023
Deutsche Postbank AG(a)	308,936	10,743,345
Deutsche Telekom AG Registered	9,574,900	138,537,921
E.ON AG	6,091,964	190,512,526
Fraport AG	110,032	6,970,710
Fresenius Medical Care AG & Co. KGaA	680,294	43,277,408

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI EAFE Index Fund

October 31, 2010

Fresenius SE	24,334	2,144,643
GEA Group AG	496,202	12,958,925
Hannover Rueckversicherung AG Registered	205,252	10,369,922
HeidelbergCement AG	487,738	25,479,144
Henkel AG & Co. KGaA	397,808	19,730,719
Hochtief AG	158,700	13,730,931
Infineon Technologies AG(a)	3,728,392	29,309,922
K+S AG	502,550	34,931,708
Linde AG	544,870	78,344,241
MAN SE	370,300	40,659,730
Merck KGaA	220,064	18,306,143
METRO AG	413,678	28,955,551
Muenchener Rueckversicherungs-Gesellschaft AG Registered	635,858	99,292,605
Puma AG	23,276	7,728,731
QIAGEN NV(a)	748,006	14,154,887
RWE AG	1,421,952	101,783,142
Salzgitter AG	149,178	10,696,803
SAP AG	2,921,138	152,131,608
Siemens AG Registered	2,782,540	317,440,586
Suedzucker AG	152,352	3,599,820
ThyssenKrupp AG	1,184,960	43,546,056
TUI AG(a)(c)	496,202	5,789,101
United Internet AG Registered	407,330	7,289,157
Volkswagen AG	100,510	13,181,987
Wacker Chemie AG	52,900	10,900,190

		2,812,247,544
GREECE—0.30%
Alpha Bank AE(a)	1,777,448	11,759,464
Bank of Cyprus Public Co. Ltd.	1,759,128	8,190,793
Coca-Cola Hellenic Bottling Co. SA	342,792	8,861,910
EFG Eurobank Ergasias SA(a)	1,105,610	6,838,261
Hellenic Telecommunications Organization SA SP ADR	4,927,861	19,662,165
National Bank of Greece SA SP ADR(c)	12,571,685	28,412,008
OPAP SA	634,806	11,955,397
Piraeus Bank SA(a)	1,084,474	5,637,343
Public Power Corp. SA	349,142	5,847,535

		107,164,876
HONG KONG—2.63%
ASM Pacific Technology Ltd.	529,000	4,769,823
Bank of East Asia Ltd. (The)(c)	4,866,840	20,779,950
BOC Hong Kong (Holdings) Ltd.	11,109,000	34,821,756
Cathay Pacific Airways Ltd.	2,116,000	5,691,034
Cheung Kong (Holdings) Ltd.	5,290,000	80,520,620
CLP Holdings Ltd.	6,348,000	51,587,787
Esprit Holdings Ltd.(c)	3,482,118	18,752,941
Foxconn International Holdings Ltd.(a)(c)	6,348,000	4,683,843
Hang Lung Group Ltd.	2,116,000	14,043,342
Hang Lung Properties Ltd.	8,464,000	41,434,000
Hang Seng Bank Ltd.	2,327,600	34,047,939
Henderson Land Development Co. Ltd.(c)	4,232,000	30,051,933
Hong Kong and China Gas Co. Ltd. (The)	17,472,475	42,101,806
Hong Kong Exchanges and Clearing Ltd.	3,491,400	76,833,048
Hongkong Electric Holdings Ltd.	5,310,000	33,734,182
Hutchison Whampoa Ltd.	7,434,000	73,263,109
Hysan Development Co. Ltd.(c)	1,058,000	4,087,445
Kerry Properties Ltd.	2,118,000	11,747,997
Li & Fung Ltd.	8,698,200	45,946,531
Lifestyle International Holdings Ltd.	529,000	1,226,916
Link REIT (The)(c)	7,406,000	22,832,372

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI EAFE Index Fund

October 31, 2010

Mongolia Energy Corp. Ltd.(a)	10,990,000	4,210,402
MTR Corp. Ltd.	6,348,000	24,156,186
New World Development Co. Ltd.	8,464,599	16,705,799
NWS Holdings Ltd.	3,192,000	7,526,768
Orient Overseas International Ltd.	1,062,000	9,308,579
PCCW Ltd.	2,116,000	807,936
Sands China Ltd.(a)	6,348,000	13,838,629
Shangri-La Asia Ltd.	4,256,000	9,574,531
Sino Land Co. Ltd.	4,232,000	8,832,703
Sun Hung Kai Properties Ltd.	5,290,000	90,619,816
Swire Pacific Ltd. Class A	3,174,000	45,036,957
Wharf (Holdings) Ltd. (The)	5,876,375	38,583,064
Wheelock and Co. Ltd.	2,116,000	7,410,627
Wing Hang Bank Ltd.	529,000	6,182,346
Wynn Macau Ltd.(a)	3,808,800	8,421,092
Yue Yuen Industrial (Holdings) Ltd.(c)	2,116,000	7,588,045

		951,761,854
IRELAND—0.22%
Anglo Irish Bank Corp. Ltd.(b)	3,570,811	497
Bank of Ireland(a)	13,402,744	9,928,980
CRH PLC	2,384,732	40,785,415
Elan Corp. PLC(a)	1,745,700	9,826,714
Kerry Group PLC Class A	508,898	18,708,549
Ryanair Holdings PLC	177,504	1,018,924

		80,269,079
ISRAEL—0.79%
Bank Hapoalim Ltd.(a)	3,317,888	15,070,093
Bank Leumi le-Israel(a)	3,978,080	18,342,669
Bezeq The Israel Telecommunication Corp. Ltd.	5,897,292	15,658,971
Cellcom Israel Ltd.	168,222	5,690,032
Delek Group Ltd. (The)	12,696	3,514,524
Discount Investment Corp. Ltd.	86,756	1,985,794
Elbit Systems Ltd.	78,292	4,190,094
Israel Chemicals Ltd.	1,510,824	23,137,809
Israel Corp. Ltd. (The)(a)	7,406	7,955,764
Israel Discount Bank Ltd. Class A(a)	1,838,804	3,757,633
Makhteshim-Agan Industries Ltd.(a)	814,660	4,099,666
Mizrahi Tefahot Bank Ltd.	416,852	3,903,861
NICE Systems Ltd.(a)	210,542	6,854,721
Ormat Industries Ltd.(c)	202,078	1,616,958
Partner Communications Co. Ltd.	288,834	5,831,575
Teva Pharmaceutical Industries Ltd.	3,153,898	164,449,219

		286,059,383
ITALY—2.83%
A2A SpA(c)	4,600,184	7,487,137
Assicurazioni Generali SpA	3,904,020	85,462,635
Atlantia SpA	867,079	19,788,620
Autogrill SpA(a)	465,520	6,198,513
Banca Carige SpA	1,957,206	4,733,359
Banca Monte dei Paschi di Siena SpA(a)(c)	7,394,362	10,390,479
Banca Popolare di Milano Scrl	1,380,690	6,443,115
Banco Popolare SpA	2,141,392	11,496,042
Enel SpA	22,218,000	126,688,514
Eni SpA	8,711,572	196,032,044
Fiat SpA	2,624,518	44,357,475
Finmeccanica SpA	1,371,754	19,123,213
Intesa Sanpaolo SpA	25,692,472	90,256,969

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI EAFE Index Fund

October 31, 2010

Luxottica Group SpA	453,804	13,390,661
Mediaset SpA	2,764,554	20,365,010
Mediobanca SpA(a)	1,597,580	16,531,452
Mediolanum SpA(c)	949,026	4,455,097
Parmalat SpA	6,281,346	17,251,360
Pirelli & C. SpA	971,631	8,285,136
Prelios SpA(a)	971,631	569,223
Prysmian SpA	458,114	8,869,688
Saipem SpA	879,198	39,018,386
Snam Rete Gas SpA	4,950,382	26,782,494
Telecom Italia SpA	31,307,278	47,952,427
Tenaris SA	1,644,132	34,049,179
Terna SpA	4,255,177	19,605,813
UniCredit SpA	45,367,040	118,103,267
Unione di Banche Italiane ScpA	2,014,260	21,235,124

		1,024,922,432
JAPAN—20.72%
77 Bank Ltd. (The)	2,124,000	10,020,112
Acom Co. Ltd.(c)	126,960	1,454,799
Advantest Corp.	530,200	10,077,420
AEON Co. Ltd.	2,010,200	23,658,220
AEON Credit Service Co. Ltd.	423,290	4,866,127
AEON Mall Co. Ltd.	317,400	7,439,493
Aisin Seiki Co. Ltd.	634,800	19,914,831
Ajinomoto Co. Inc.	2,124,000	20,251,173
All Nippon Airways Co. Ltd.(a)(c)	2,120,000	8,027,312
Amada Co. Ltd.	2,124,000	13,975,419
Aozora Bank Ltd.	3,174,000	5,319,553
Asahi Breweries Ltd.	1,269,600	25,612,663
Asahi Glass Co. Ltd.	3,589,000	34,441,924
Asahi Kasei Corp.	4,248,000	24,944,804
Astellas Pharma Inc.	1,481,290	55,058,749
Bank of Kyoto Ltd. (The)	2,116,000	18,913,966
Bank of Yokohama Ltd. (The)	4,269,000	20,987,263
Benesse Holdings Inc.	318,600	15,287,263
Bridgestone Corp.	2,116,000	37,906,741
Brother Industries Ltd.	634,800	8,101,482
Canon Inc.	3,703,000	171,013,780
Casio Computer Co. Ltd.(c)	740,600	5,203,968
Central Japan Railway Co.	5,310	40,146,369
Chiba Bank Ltd. (The)	3,174,000	19,583,836
Chubu Electric Power Co. Inc.	2,116,000	53,484,494
Chugai Pharmaceutical Co. Ltd.	740,600	12,954,754
Chugoku Electric Power Co. Inc. (The)	846,400	17,064,601
Chuo Mitsui Trust Holdings Inc.	3,194,000	11,538,845
Citizen Holdings Co. Ltd.	846,400	4,865,092
Coca-Cola West Co. Ltd.	376,200	5,749,251
Cosmo Oil Co. Ltd.	1,058,000	2,850,230
Credit Saison Co. Ltd.	529,000	7,526,182
Dai Nippon Printing Co. Ltd.	2,124,000	26,790,615
Dai-ichi Life Insurance Co. Ltd. (The)	25,392	30,766,719
Daicel Chemical Industries Ltd.	1,062,000	7,383,240
Daido Steel Co. Ltd.	1,425,000	7,253,259
Daiichi Sankyo Co. Ltd.	2,221,895	47,030,800
Daikin Industries Ltd.	740,600	25,753,204
Dainippon Sumitomo Pharma Co. Ltd.	105,800	953,579
Daito Trust Construction Co. Ltd.	317,400	19,150,391
Daiwa House Industry Co. Ltd.	2,116,000	22,828,107
Daiwa Securities Group Inc.	5,310,000	21,622,346
Dena Co. Ltd.	211,600	5,469,289
Denki Kagaku Kogyo K.K.	1,058,000	4,649,683

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI EAFE Index Fund

October 31, 2010

Denso Corp.	1,587,000	49,353,631
Dentsu Inc.	634,800	14,957,795
Dowa Holdings Co. Ltd.	1,066,150	6,472,345
East Japan Railway Co.	1,163,800	71,879,640
Eisai Co. Ltd.	846,400	29,085,477
Electric Power Development Co. Ltd.	531,000	15,722,346
Elpida Memory Inc.(a)(c)	740,600	7,585,289
FamilyMart Co. Ltd.	318,600	11,296,358
Fanuc Ltd.	661,600	95,687,647
Fast Retailing Co. Ltd.	211,600	27,661,676
Fuji Electric Holdings Co. Ltd.(c)	2,116,000	5,043,724
Fuji Heavy Industries Ltd.	2,116,000	14,632,055
Fuji Media Holdings Inc.	2,176	2,879,722
FUJIFILM Holdings Corp.	1,587,000	52,900,000
Fujitsu Ltd.	6,348,000	43,344,507
Fukuoka Financial Group Inc.	3,179,000	12,352,911
Furukawa Electric Co. Ltd.	2,124,000	7,910,615
GS Yuasa Corp.(c)	1,058,000	7,053,333
Gunma Bank Ltd. (The)	2,124,000	10,652,961
Hamamatsu Photonics K.K.	211,600	6,835,297
Hankyu Hanshin Holdings Inc.	4,244,000	20,337,480
Hino Motors Ltd.	1,062,000	4,588,156
Hirose Electric Co. Ltd.	106,700	10,729,609
Hiroshima Bank Ltd. (The)	3,174,000	12,963,948
Hisamitsu Pharmaceutical Co. Inc.	105,800	4,334,451
Hitachi Chemical Co. Ltd.	211,600	3,927,275
Hitachi Construction Machinery Co. Ltd.	317,800	6,750,538
Hitachi Ltd.	14,812,000	66,934,426
Hokkaido Electric Power Co. Inc.	211,600	4,447,409
Hokuhoku Financial Group Inc.	5,290,000	9,785,351
Hokuriku Electric Power Co.	317,400	7,695,620
Honda Motor Co. Ltd.	5,607,400	204,456,037
Hoya Corp.	1,481,200	34,607,305
IBIDEN Co. Ltd.	423,200	10,413,189
Idemitsu Kosan Co. Ltd.	106,400	8,942,619
IHI Corp.	4,232,000	8,038,436
INPEX Corp.	7,406	38,478,101
Isetan Mitsukoshi Holdings Ltd.	1,163,800	12,829,974
Isuzu Motors Ltd.	4,232,000	16,287,027
ITO EN Ltd.	230,200	3,695,203
ITOCHU Corp.	4,972,600	43,583,558
Itochu Techno-Solutions Corp.	212,400	7,238,212
J. Front Retailing Co. Ltd.	2,116,600	10,852,338
Japan Prime Realty Investment Corp.	1,058	2,625,626
Japan Real Estate Investment Corp.	1,150	11,064,556
Japan Retail Fund Investment Corp.	3,174	4,953,095
Japan Steel Works Ltd. (The)	1,060,000	10,093,358
Japan Tobacco Inc.	14,812	46,026,612
JFE Holdings Inc.	1,481,275	46,194,448
JGC Corp.	1,062,000	20,303,911
Joyo Bank Ltd. (The)	3,186,000	13,843,575
JS Group Corp.	953,180	18,744,098
JSR Corp.	560,300	9,689,608
JTEKT Corp.	423,200	4,245,135
Jupiter Telecommunications Co. Ltd.	5,290	5,720,161
JX Holdings Inc.	7,511,800	44,110,259
Kajima Corp.	3,174,000	7,447,374
Kamigumi Co. Ltd.	1,062,000	8,292,961
Kaneka Corp.	1,058,000	6,541,080
Kansai Electric Power Co. Inc. (The)	2,539,200	64,244,439
Kao Corp.	1,798,600	45,618,123
Kawasaki Heavy Industries Ltd.	5,310,000	14,634,637
Kawasaki Kisen Kaisha Ltd.	2,116,000	8,248,591
KDDI Corp.	9,522	51,245,028

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI EAFE Index Fund

October 31, 2010

Keihin Electric Express Railway Co. Ltd.	2,124,000	20,066,592
Keio Corp.	2,124,000	14,845,587
Keyence Corp.	125,049	30,971,168
Kikkoman Corp.	1,062,000	11,444,022
Kinden Corp.	1,062,000	9,123,575
Kintetsu Corp.(c)	6,372,000	20,172,067
Kirin Holdings Co. Ltd.	3,186,000	43,666,592
Kobe Steel Ltd.	8,504,000	18,686,629
Komatsu Ltd.	3,186,000	77,998,659
Konami Corp.	424,800	7,478,168
Konica Minolta Holdings Inc.	1,587,000	15,367,598
Kubota Corp.	4,248,000	37,760,000
Kuraray Co. Ltd.	1,269,600	18,173,169
Kurita Water Industries Ltd.	425,000	11,037,865
Kyocera Corp.	529,000	52,735,816
Kyowa Hakko Kirin Co. Ltd.	1,058,000	10,350,143
Kyushu Electric Power Co. Inc.	1,486,800	35,199,598
Lawson Inc.	318,600	14,476,425
Makita Corp.	425,600	14,952,799
Marubeni Corp.	6,348,000	39,876,946
Marui Group Co. Ltd.	740,600	5,819,985
Matsui Securities Co. Ltd.	423,200	2,395,769
Mazda Motor Corp.	5,290,000	13,463,066
Medipal Holdings Corp.	105,800	1,234,662
Meiji Holdings Co. Ltd.	249,052	11,486,383
Minebea Co. Ltd.	1,066,000	5,849,435
Mitsubishi Chemical Holdings Corp.	3,703,000	19,078,150
Mitsubishi Corp.	4,443,600	106,745,698
Mitsubishi Electric Corp.	6,757,000	63,333,768
Mitsubishi Estate Co. Ltd.	4,237,000	74,167,225
Mitsubishi Gas Chemical Co. Inc.	2,116,000	13,082,160
Mitsubishi Heavy Industries Ltd.	9,522,000	34,636,201
Mitsubishi Materials Corp.(a)	4,232,000	13,239,777
Mitsubishi Motors Corp.(a)	12,732,000	15,174,078
Mitsubishi Tanabe Pharma Corp.	1,058,000	17,285,264
Mitsubishi UFJ Financial Group Inc.	42,425,880	197,513,408
Mitsubishi UFJ Lease & Finance Co. Ltd.	211,600	7,071,722
Mitsui & Co. Ltd.	5,713,200	89,723,128
Mitsui Chemicals Inc.	2,124,000	6,223,017
Mitsui Engineering & Shipbuilding Co. Ltd.	3,186,000	7,198,659
Mitsui Fudosan Co. Ltd.	3,174,000	59,933,631
Mitsui Mining & Smelting Co. Ltd.	3,186,000	9,690,503
Mitsui O.S.K. Lines Ltd.	4,265,000	27,321,415
Mitsumi Electric Co. Ltd.	317,400	5,402,302
Mizuho Financial Group Inc.	64,538,000	93,742,346
Mizuho Securities Co. Ltd.	1,058,000	2,246,034
Mizuho Trust & Banking Co. Ltd.(a)	5,868,000	5,245,140
MS&AD Insurance Group Holdings Inc.	1,798,688	43,164,046
Murata Manufacturing Co. Ltd.	743,800	41,783,923
Namco Bandai Holdings Inc.	846,400	7,796,757
NEC Corp.	8,656,000	24,071,310
NGK Insulators Ltd.	368,000	5,569,112
NGK Spark Plug Co. Ltd.	254,000	3,538,026
Nidec Corp.	424,800	41,978,994
Nikon Corp.	1,062,000	20,040,223
Nintendo Co. Ltd.	317,400	82,157,542
Nippon Building Fund Inc.	2,128	20,817,678
Nippon Electric Glass Co. Ltd.	1,193,500	15,365,109
Nippon Express Co. Ltd.	3,186,000	12,656,983
Nippon Meat Packers Inc.	1,062,000	12,340,559
Nippon Paper Group Inc.	318,300	8,084,939
Nippon Sheet Glass Co. Ltd.	2,116,000	4,649,683
Nippon Steel Corp.	17,017,000	53,448,802
Nippon Telegraph and Telephone Corp.	1,692,800	76,811,719

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI EAFE Index Fund

October 31, 2010

Nippon Yusen K.K.	4,232,000	17,810,652
Nishi-Nippon City Bank Ltd. (The)	3,175,000	8,671,633
Nissan Chemical Industries Ltd.	211,600	2,424,665
Nissan Motor Co. Ltd.	8,358,200	73,672,526
Nissha Printing Co. Ltd.(c)	105,800	2,332,723
Nisshin Seifun Group Inc.	1,119,200	13,838,898
Nisshin Steel Co. Ltd.	3,174,000	5,713,594
Nissin Foods Holdings Co. Ltd.	318,600	11,533,676
Nitori Holdings Co. Ltd.	105,800	9,299,367
Nitto Denko Corp.	637,200	23,810,950
NKSJ Holdings Inc.(a)	5,107,600	35,065,212
NOK Corp.	425,200	7,585,505
Nomura Holdings Inc.	11,743,800	60,942,376
Nomura Real Estate Holdings Inc.	211,600	3,244,271
Nomura Research Institute Ltd.	211,600	3,985,068
NSK Ltd.	2,124,000	16,084,916
NTN Corp.	2,124,000	9,624,581
NTT Data Corp.	4,248	13,041,966
NTT DoCoMo Inc.	49,726	83,648,330
NTT Urban Development Corp.	1,058	969,341
Obayashi Corp.	2,116,000	8,616,363
Odakyu Electric Railway Co. Ltd.	2,116,000	19,491,893
Oji Paper Co. Ltd.	3,186,000	14,713,743
Olympus Corp.	740,600	19,399,950
Omron Corp.	846,400	19,628,494
Ono Pharmaceutical Co. Ltd.	105,800	4,492,067
Oracle Corp. Japan	105,800	4,807,300
Oriental Land Co. Ltd.	212,400	20,567,598
ORIX Corp.	349,140	31,814,868
Osaka Gas Co. Ltd.	7,434,000	28,056,313
Panasonic Corp.	6,453,868	94,784,927
Rakuten Inc.	23,276	17,915,729
Resona Holdings Inc.(c)	1,904,400	15,178,458
Ricoh Co. Ltd.	2,338,000	32,682,657
Rohm Co. Ltd.	424,800	26,474,190
Sankyo Co. Ltd.	211,600	11,269,572
Santen Pharmaceutical Co. Ltd.	105,800	3,648,819
Sapporo Hokuyo Holdings Inc.	1,692,800	6,977,152
Sapporo Holdings Ltd.	1,066,000	4,195,183
SBI Holdings Inc.	57,132	6,979,254
Secom Co. Ltd.	740,600	33,605,127
Sega Sammy Holdings Inc.	634,838	10,356,017
Seiko Epson Corp.	423,200	6,740,727
Sekisui Chemical Co. Ltd.	2,124,000	13,500,782
Sekisui House Ltd.	2,124,000	19,961,117
Senshu Ikeda Holdings Inc.(c)	1,058,000	1,405,413
Seven & I Holdings Co. Ltd.	2,539,280	59,044,959
Sharp Corp.	3,741,000	36,922,346
Shikoku Electric Power Co. Inc.	211,600	6,254,744
Shimamura Co. Ltd.	105,800	10,139,988
Shimano Inc.	318,600	15,900,335
Shimizu Corp.	2,116,000	8,169,783
Shin-Etsu Chemical Co. Ltd.	1,375,400	69,581,068
Shinko Electric Industries Co. Ltd.	105,800	1,028,447
Shinsei Bank Ltd.(a)(c)	3,174,000	2,521,862
Shionogi & Co. Ltd.	952,200	16,573,363
Shiseido Co. Ltd.	1,163,800	24,301,820
Shizuoka Bank Ltd. (The)	2,729,000	23,376,909
Showa Denko K.K.	4,248,000	7,752,402
Showa Shell Sekiyu K.K.	529,000	4,446,096
SMC Corp.	212,400	32,433,520
SoftBank Corp.	2,645,000	85,047,176
Sojitz Corp.	4,020,400	7,386,955
Sony Corp.	3,279,800	109,530,254

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI EAFE Index Fund

October 31, 2010

Sony Financial Holdings Inc.	3,177	11,043,575
Stanley Electric Co. Ltd.	560,300	9,397,459
Sumco Corp.(a)	423,200	6,551,588
Sumitomo Chemical Co. Ltd.	6,372,000	27,766,257
Sumitomo Corp.	3,703,000	46,890,875
Sumitomo Electric Industries Ltd.	2,327,600	29,676,539
Sumitomo Heavy Industries Ltd.	2,124,000	12,076,872
Sumitomo Metal Industries Ltd.	10,580,000	24,561,887
Sumitomo Metal Mining Co. Ltd.	2,116,000	33,572,290
Sumitomo Mitsui Financial Group Inc.	4,443,600	133,059,754
Sumitomo Realty & Development Co. Ltd.	1,455,000	31,683,054
Sumitomo Rubber Industries Inc.	529,000	5,693,892
Sumitomo Trust and Banking Co. Ltd. (The)	5,300,000	29,016,760
Suruga Bank Ltd.	1,062,000	9,571,844
Suzuken Co. Ltd.	318,640	10,012,140
Suzuki Motor Corp.	1,058,000	25,783,414
T&D Holdings Inc.	846,400	17,327,295
Taiheiyo Cement Corp.(a)	2,116,000	2,285,438
Taisei Corp.	2,116,000	4,518,336
Taisho Pharmaceutical Co. Ltd.	1,058,000	22,223,911
Taiyo Nippon Sanso Corp.	1,062,000	8,530,279
Takashimaya Co. Ltd.	1,158,000	8,711,955
Takeda Pharmaceutical Co. Ltd.	2,433,400	113,890,975
TDK Corp.	440,800	25,145,574
Teijin Ltd.	3,186,000	11,786,816
Terumo Corp.	637,200	32,314,860
THK Co. Ltd.	317,400	6,099,754
Tobu Railway Co. Ltd.	3,186,000	17,877,989
Toho Co. Ltd.	634,800	9,787,978
Toho Gas Co. Ltd.	1,058,000	5,582,247
Tohoku Electric Power Co. Inc.	1,693,700	37,995,232
Tokio Marine Holdings Inc.	2,433,400	68,515,844
Tokuyama Corp.	1,062,000	5,814,302
Tokyo Electric Power Co. Inc. (The)	4,761,000	113,779,330
Tokyo Electron Ltd.	529,000	29,848,603
Tokyo Gas Co. Ltd.	8,464,000	39,824,407
Tokyo Steel Manufacturing Co. Ltd.	531,000	5,260,559
Tokyo Tatemono Co. Ltd.	1,058,000	4,268,777
Tokyu Corp.	4,248,000	18,985,475
Tokyu Land Corp.	2,124,000	9,677,318
TonenGeneral Sekiyu K.K.	1,058,000	9,417,579
Toppan Printing Co. Ltd.	2,124,000	17,086,927
Toray Industries Inc.	5,310,000	30,719,553
Toshiba Corp.	13,754,000	68,812,688
Tosoh Corp.	2,124,000	5,669,274
TOTO Ltd.	1,066,000	7,066,965
Toyo Seikan Kaisha Ltd.	634,800	10,820,365
Toyoda Gosei Co. Ltd.	318,600	6,858,503
Toyota Boshoku Corp.	105,800	1,791,573
Toyota Industries Corp.	740,600	20,871,037
Toyota Motor Corp.	9,310,400	330,458,518
Toyota Tsusho Corp.	743,400	11,527,084
Trend Micro Inc.	423,200	11,968,338
Tsumura & Co.	211,600	6,504,303
Ube Industries Ltd.	4,248,000	10,389,274
Unicharm Corp.	637,200	24,325,140
UNY Co. Ltd.	105,800	881,338
Ushio Inc.	317,400	5,284,089
USS Co. Ltd.	116,380	9,044,554
West Japan Railway Co.	6,376	23,651,754
Yahoo! Japan Corp.	47,610	16,644,290
Yakult Honsha Co. Ltd.	317,400	9,271,784
Yamada Denki Co. Ltd.	264,500	17,173,619
Yamaguchi Financial Group Inc.	1,068,000	9,692,216

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI EAFE Index Fund

October 31, 2010

Yamaha Corp.	665,900	8,159,445
Yamaha Motor Co. Ltd.(a)	846,400	12,987,590
Yamato Holdings Co. Ltd.	1,375,400	17,314,160
Yaskawa Electric Corp.	1,062,000	8,292,961
Yokogawa Electric Corp.	740,600	4,863,779

		7,498,900,107
NETHERLANDS—2.57%
AEGON NV(a)	5,325,972	33,711,307
Akzo Nobel NV	804,080	47,676,438
ASML Holding NV	1,528,810	50,381,229
Corio NV	159,758	11,719,678
Delta Lloyd NV(c)	62,422	1,287,090
Fugro NV CVA	229,326	16,201,570
Heineken Holding NV	243,340	10,464,476
Heineken NV	844,022	42,724,540
ING Groep NV CVA(a)	13,052,546	139,147,140
Koninklijke Ahold NV	4,108,214	56,700,383
Koninklijke DSM NV	555,450	29,661,016
Koninklijke KPN NV	5,533,340	92,289,499
Koninklijke Philips Electronics NV	3,329,526	100,560,130
Randstad Holding NV(a)	353,372	16,797,395
Reed Elsevier NV	2,255,656	29,351,155
Royal Boskalis Westminster NV CVA	208,066	8,415,459
Royal Vopak NV	167,164	8,350,347
SBM Offshore NV	557,540	11,360,402
TNT NV	1,278,064	33,928,890
Unilever NV CVA	5,543,920	164,165,609
Wolters Kluwer NV	1,132,346	25,724,549

		930,618,302
NEW ZEALAND—0.09%
Auckland International Airport Ltd.	2,797,352	4,492,773
Contact Energy Ltd.(a)	408,388	1,827,161
Fletcher Building Ltd.	1,434,648	9,008,169
Sky City Entertainment Group Ltd.	1,799,658	4,156,664
Telecom Corp. of New Zealand Ltd.	6,978,568	10,941,281

		30,426,048
NORWAY—0.82%
Aker Solutions ASA	486,680	7,371,560
DnB NOR ASA	3,165,879	43,221,659
Norsk Hydro ASA	3,050,771	18,576,803
Orkla ASA	2,774,076	26,708,684
Renewable Energy Corp. ASA(a)	1,991,156	6,887,274
Seadrill Ltd.(c)	1,000,640	30,142,727
Statoil ASA	3,819,380	82,949,636
Telenor ASA	2,867,180	45,984,132
Yara International ASA	664,424	34,749,383

		296,591,858
PORTUGAL—0.30%
Banco Comercial Portugues SA Registered(c)	10,173,728	9,247,867
Banco Espirito Santo SA Registered	1,916,038	9,507,274
BRISA - Auto-estradas de Portugal SA	843,226	6,376,853
CIMPOR - Cimentos de Portugal SGPS SA	134,366	932,096
EDP Renovaveis SA(a)	982,882	5,695,305
Energias de Portugal SA	6,723,590	25,689,736
Galp Energia SGPS SA Class B	635,858	12,249,181

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI EAFE Index Fund

October 31, 2010

Jeronimo Martins SGPS SA	504,666	7,561,475
Portugal Telecom SGPS SA Registered	2,089,550	30,117,243

		107,377,030
SINGAPORE—1.71%
Ascendas Real Estate Investment Trust	3,174,000	5,051,914
CapitaLand Ltd.	7,406,000	22,259,486
CapitaMall Trust Management Ltd.	5,290,000	8,092,872
CapitaMalls Asia Ltd.	4,232,000	6,997,473
City Developments Ltd.	2,116,000	20,796,229
ComfortDelGro Corp. Ltd.	9,522,000	10,888,592
COSCO Corp. (Singapore) Ltd.(c)	3,174,000	4,561,437
DBS Group Holdings Ltd.	6,398,000	68,713,309
Fraser and Neave Ltd.	4,232,150	20,404,571
Genting Singapore PLC(a)(c)	19,044,000	31,930,060
Global Logistic Properties Ltd.(a)	5,290,000	9,482,557
Golden Agri-Resources Ltd.	21,160,194	10,627,101
Keppel Corp. Ltd.	4,248,000	32,756,454
Keppel Land Ltd.	1,058,000	3,621,356
Neptune Orient Lines Ltd.(a)(c)	2,116,000	3,498,737
Noble Group Ltd.	9,818,727	14,110,745
Olam International Ltd.(c)	4,280,000	10,350,705
Oversea-Chinese Banking Corp. Ltd.	9,522,200	66,289,374
SembCorp Industries Ltd.	1,058,000	3,743,975
SembCorp Marine Ltd.(c)	1,058,000	3,760,325
Singapore Airlines Ltd.	2,116,200	25,866,938
Singapore Exchange Ltd.(c)	3,180,000	21,621,789
Singapore Press Holdings Ltd.	6,901,750	22,130,394
Singapore Technologies Engineering Ltd.	7,406,000	18,940,591
Singapore Telecommunications Ltd.	25,392,285	60,623,651
United Overseas Bank Ltd.	4,232,000	60,949,956
UOL Group Ltd.	3,435,000	12,075,913
Wilmar International Ltd.	6,348,000	31,390,535
Yangzijiang Shipbuilding (Holdings) Ltd.	4,232,000	6,114,615

		617,651,654
SPAIN—3.78%
Abertis Infraestructuras SA(c)	990,288	19,531,140
Acciona SA	96,278	8,457,224
Acerinox SA	372,416	6,097,577
Actividades de Construcciones y Servicios SA(c)	494,086	25,896,601
Banco Bilbao Vizcaya Argentaria SA	11,917,312	156,528,638
Banco de Sabadell SA(c)	3,198,334	15,536,554
Banco de Valencia SA(c)	741,397	4,173,395
Banco Popular Espanol SA(c)	2,939,261	18,984,297
Banco Santander SA	27,251,964	349,647,354
Banco Santander SA London	652,855	8,439,000
Bankinter SA(c)	960,664	6,393,068
Criteria CaixaCorp SA	3,115,810	17,569,511
Enagas SA	681,352	14,995,926
Ferrovial SA	1,565,840	17,828,755
Fomento de Construcciones y Contratas SA	45,494	1,225,439
Gamesa Corporacion Tecnologica SA(a)(c)	786,094	5,462,962
Gas Natural SDG SA	860,154	12,576,959
Gestevision Telecinco SA	215,832	2,749,662
Grifols SA(c)	473,984	7,665,028
Iberdrola Renovables SA	3,307,308	11,165,697
Iberdrola SA	12,961,558	109,172,567
Iberia Lineas Aereas de Espana SA(a)	1,794,368	7,863,559
Indra Sistemas SA(c)	99,452	1,944,182
Industria de Diseno Textil SA	742,716	61,948,400

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI EAFE Index Fund

October 31, 2010

Mapfre SA	2,682,573	8,888,766
Red Electrica Corporacion SA	404,156	20,275,883
Repsol YPF SA	2,481,010	68,708,510
Telefonica SA(c)	13,770,928	371,320,243
Zardoya Otis SA	468,229	7,789,977

		1,368,836,874
SWEDEN—3.07%
Alfa Laval AB	1,209,294	20,886,280
Assa Abloy AB Class B	1,104,552	28,203,992
Atlas Copco AB Class A	2,302,208	47,934,768
Atlas Copco AB Class B	1,381,748	26,255,417
Boliden AB	627,394	10,611,434
Electrolux AB Class B	845,342	20,425,284
Getinge AB Class B	658,076	13,888,430
Hennes & Mauritz AB Class B	3,398,296	119,313,150
Hexagon AB Class B	645,380	13,081,442
Holmen AB Class B	216,890	6,861,212
Husqvarna AB Class B	1,480,142	10,369,184
Investor AB Class B	1,416,662	28,968,389
Kinnevik Investment AB Class B	745,890	15,341,213
Millicom International Cellular SA SDR	267,452	25,170,733
Modern Times Group MTG AB Class B	138,598	9,903,844
Nordea Bank AB	10,843,442	118,951,655
Ratos AB Class B	349,140	12,404,007
Sandvik AB	3,444,848	51,739,257
Scania AB Class B	1,059,058	22,429,972
Securitas AB Class B	1,205,062	13,129,563
Skandinaviska Enskilda Banken AB Class A	4,745,130	36,625,125
Skanska AB Class B	1,353,182	25,793,348
SKF AB Class B	1,362,704	35,059,949
SSAB AB Class A	649,612	9,073,659
SSAB AB Class B	52,900	652,502
Svenska Cellulosa AB Class B	1,965,764	30,374,685
Svenska Handelsbanken AB Class A	1,651,538	53,797,470
Swedbank AB Class A(a)	2,169,958	30,180,110
Swedish Match AB	821,008	22,861,902
Tele2 AB Class B	1,100,320	24,124,426
Telefonaktiebolaget LM Ericsson Class B	10,191,714	111,574,240
TeliaSonera AB	7,612,310	63,296,834
Volvo AB Class B(a)	3,697,710	49,884,092

		1,109,167,568
SWITZERLAND—7.66%
ABB Ltd. Registered(a)	7,489,582	155,198,456
Actelion Ltd. Registered(a)	358,662	17,909,396
Adecco SA Registered	423,364	23,675,668
Aryzta AG	305,762	13,570,423
Baloise Holding AG Registered	189,382	17,513,262
Compagnie Financiere Richemont SA Class A Bearer Units	1,848,601	92,251,487
Credit Suisse Group AG Registered	3,800,336	157,075,402
GAM Holding AG(a)	728,796	11,522,906
Geberit AG Registered	147,062	28,186,260
Givaudan SA Registered	27,308	28,154,867
Holcim Ltd. Registered	845,185	52,722,013
Julius Baer Group Ltd.	725,788	30,655,042
Kuehne & Nagel International AG Registered	190,098	23,523,057
Logitech International SA Registered(a)(c)	701,454	13,308,726
Lonza Group AG Registered	165,048	14,457,433
Nestle SA Registered	11,684,552	640,363,348
Nobel Biocare Holding AG Registered	457,056	7,561,059

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI EAFE Index Fund

October 31, 2010

Novartis AG Registered	7,120,340	413,030,399
Pargesa Holding SA Bearer	13,754	1,091,510
Roche Holding AG Genusschein	2,370,978	348,354,165
Schindler Holding AG Participation Certificates	142,830	15,321,367
Schindler Holding AG Registered	3,174	345,316
SGS SA Registered	17,986	28,803,203
Sika AG Bearer	4,232	8,390,849
Sonova Holding AG Registered	171,396	19,866,949
Straumann Holding AG Registered	19,044	3,988,880
Swatch Group AG (The) Bearer	108,974	41,672,721
Swatch Group AG (The) Registered	199,962	13,906,864
Swiss Life Holding AG Registered(a)	111,542	13,666,305
Swiss Reinsurance Co. Registered	1,189,194	57,192,553
Swisscom AG Registered	82,459	34,467,610
Syngenta AG Registered	324,522	89,816,867
Synthes Inc.	216,890	25,890,072
UBS AG Registered(a)	12,233,654	207,232,004
Zurich Financial Services AG Registered	499,376	122,317,924

		2,773,004,363
UNITED KINGDOM—21.48%
3i Group PLC	3,295,670	15,786,278
Admiral Group PLC	662,308	17,260,041
Aggreko PLC	774,456	19,501,657
AMEC PLC	1,109,842	19,270,154
Anglo American PLC	4,426,672	205,809,755
Antofagasta PLC	1,385,980	29,294,267
ARM Holdings PLC	4,043,676	23,487,455
Associated British Foods PLC	1,246,324	20,862,764
AstraZeneca PLC	4,879,496	244,142,919
Autonomy Corp. PLC(a)	745,890	17,434,776
Aviva PLC	9,509,304	60,525,045
Babcock International Group PLC	1,211,410	11,233,455
BAE Systems PLC	11,738,510	64,691,686
Balfour Beatty PLC	2,185,517	9,668,466
Barclays PLC	38,751,366	170,130,336
BG Group PLC	11,360,804	220,779,243
BHP Billiton PLC	7,420,812	262,618,409
BP PLC	63,059,974	429,292,849
British Airways PLC(a)(c)	2,213,336	9,579,213
British American Tobacco PLC	6,737,344	256,365,683
British Land Co. PLC	2,916,906	23,760,788
British Sky Broadcasting Group PLC	3,962,210	44,755,237
BT Group PLC	26,014,104	63,925,914
Bunzl PLC	1,175,438	13,887,957
Burberry Group PLC	1,498,128	24,407,164
Cable & Wireless Worldwide PLC	8,608,376	9,661,678
Cairn Energy PLC(a)	4,824,480	29,765,933
Capita Group PLC	2,062,042	25,269,921
Capital Shopping Centres Group PLC	1,494,954	9,187,671
Carnival PLC	578,726	24,889,690
Centrica PLC	17,555,394	93,240,462
Cobham PLC	4,070,126	15,070,950
Compass Group PLC	6,362,812	52,034,207
Diageo PLC	8,485,160	156,281,196
Eurasian Natural Resources Corp.	877,082	12,206,838
Experian PLC	3,549,590	41,172,745
FirstGroup PLC	1,551,028	10,115,039
Fresnillo PLC	623,162	12,453,895
G4S PLC	4,259,508	17,822,038
GlaxoSmithKline PLC	17,496,146	341,548,410
Hammerson PLC	2,392,138	16,028,693

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI EAFE Index Fund

October 31, 2010

Home Retail Group PLC	2,916,906	10,213,175
HSBC Holdings PLC	58,590,982	608,046,225
ICAP PLC	1,896,994	13,836,156
Imperial Tobacco Group PLC	3,439,558	109,928,333
Inmarsat PLC	1,463,214	15,252,803
InterContinental Hotels Group PLC	925,750	17,864,678
International Power PLC	5,364,060	35,787,901
Intertek Group PLC	545,928	16,190,993
Invensys PLC	2,890,456	13,318,476
Investec PLC	1,522,462	12,126,749
ITV PLC(a)	11,776,598	12,850,402
J Sainsbury PLC	3,771,770	23,475,985
Johnson Matthey PLC	754,354	23,084,015
Kazakhmys PLC	791,384	16,650,887
Kingfisher PLC	8,006,944	30,441,977
Land Securities Group PLC	2,557,186	27,678,669
Legal & General Group PLC	19,887,226	31,922,885
Lloyds Banking Group PLC(a)	138,189,612	152,314,373
London Stock Exchange Group PLC	533,232	6,257,581
Lonmin PLC(a)	520,536	14,555,757
Man Group PLC	5,725,896	23,875,103
Marks & Spencer Group PLC	5,286,826	36,126,322
National Grid PLC	11,891,079	112,167,615
Next PLC	644,322	23,538,749
Old Mutual PLC	18,402,493	38,219,062
Pearson PLC	2,776,192	42,366,213
Petrofac Ltd.	833,704	19,500,710
Prudential PLC	8,519,016	85,875,392
Randgold Resources Ltd.	296,240	27,588,865
Reckitt Benckiser Group PLC	2,053,578	114,618,643
Reed Elsevier PLC	3,986,544	34,099,229
Resolution Ltd.	4,593,933	19,235,982
Rexam PLC	2,574,114	13,074,925
Rio Tinto PLC	4,872,090	314,384,170
Rolls-Royce Group PLC(a)	6,334,246	65,573,582
Royal Bank of Scotland Group PLC(a)	59,398,236	42,364,295
Royal Dutch Shell PLC Class A	11,961,748	387,461,272
Royal Dutch Shell PLC Class B	9,071,292	289,846,132
RSA Insurance Group PLC	11,517,388	24,122,344
SABMiller PLC	3,239,596	104,806,513
Sage Group PLC (The)	4,715,506	20,310,476
Schroders PLC	429,548	10,843,963
Scottish & Southern Energy PLC	3,162,362	58,295,509
SEGRO PLC	2,341,623	11,096,586
Serco Group PLC	1,752,048	17,199,213
Severn Trent PLC	866,502	19,325,823
Shire PLC	1,935,082	45,509,939
Smith & Nephew PLC	3,086,186	27,088,730
Smiths Group PLC	1,263,252	24,074,676
Standard Chartered PLC	6,823,042	196,956,241
Standard Life PLC	7,775,242	28,218,504
Tesco PLC	26,793,850	182,854,064
Thomas Cook Group PLC	3,013,184	8,714,820
TUI Travel PLC	2,022,896	6,827,410
Tullow Oil PLC	3,010,010	57,026,997
Unilever PLC	4,345,206	124,978,625
United Utilities Group PLC	2,373,094	23,181,971
Vedanta Resources PLC	442,244	14,671,491
Vodafone Group PLC	176,933,572	480,474,127
Whitbread PLC	619,988	16,791,554
Wm Morrison Supermarkets PLC	7,079,078	33,252,377
Wolseley PLC(a)	967,012	25,710,962
WPP PLC	4,165,518	48,350,375

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI EAFE Index Fund

October 31, 2010

Xstrata PLC	6,997,612	135,316,246

		7,772,934,694

TOTAL COMMON STOCKS
(Cost: $36,492,885,628)		35,798,883,173

PREFERRED STOCKS—0.56%

GERMANY—0.47%
Bayerische Motoren Werke AG	55,016	2,675,572
Fresenius SE	293,066	26,236,290
Henkel AG & Co. KGaA	617,872	36,395,120
Porsche Automobil Holding SE	306,820	15,699,729
RWE AG NVS	30,682	2,075,529
Volkswagen AG	580,842	87,189,755

		170,271,995
ITALY—0.09%
Intesa Sanpaolo SpA RNC	2,915,848	7,979,842
Telecom Italia SpA RNC	20,186,640	24,690,529

		32,670,371
UNITED KINGDOM—0.00%
Rolls-Royce Group PLC Class C(b)	405,391,744	648,140

		648,140

TOTAL PREFERRED STOCKS
(Cost: $184,401,738)		203,590,506

RIGHTS—0.02%

SPAIN—0.00%
Banco Santander SA(a)(b)	652,855	107,981

		107,981
UNITED KINGDOM—0.02%
Standard Chartered PLC(a)	852,880	7,165,638

		7,165,638

TOTAL RIGHTS
(Cost: $108,855)		7,273,619

SHORT-TERM INVESTMENTS—1.61%

MONEY MARKET FUNDS—1.61%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.28%(d)(e)(f)	509,350,528	509,350,528
BlackRock Cash Funds: Prime, SL Agency Shares
0.26%(d)(e)(f)	70,898,740	70,898,740

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI EAFE Index Fund

October 31, 2010

BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(d)(e)	3,709,828	3,709,828

		583,959,096

TOTAL SHORT-TERM INVESTMENTS
(Cost: $583,959,096)		583,959,096

TOTAL INVESTMENTS IN SECURITIES—101.13%
(Cost: $37,261,355,317)		36,593,706,394
Other Assets, Less Liabilities—(1.13)%		(409,123,440)

NET ASSETS—100.00%		$36,184,582,954

FDR—Fiduciary Depositary Receipts

NVS—Non-Voting Shares

SDR—Swedish Depositary Receipts

SP ADR—Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® MSCI EAFE Growth Index Fund

October 31, 2010

Security	Shares	Value

COMMON STOCKS—99.01%

AUSTRALIA—8.42%
Aristocrat Leisure Ltd.	96,580	$332,284
Asciano Group(a)	702,075	1,076,992
AXA Asia Pacific Holdings Ltd.	160,710	856,952
BHP Billiton Ltd.	790,185	32,468,688
Billabong International Ltd.	30,855	245,884
BlueScope Steel Ltd.	420,970	823,206
Boral Ltd.	170,879	735,306
Brambles Ltd.	338,965	2,116,455
Coca-Cola Amatil Ltd.	132,880	1,585,130
Cochlear Ltd.	13,255	922,731
Computershare Ltd.	101,970	1,011,504
CSL Ltd.	135,575	4,362,799
Energy Resources of Australia Ltd.	15,290	194,984
Fortescue Metals Group Ltd.(a)	287,760	1,762,890
Insurance Australia Group Ltd.	162,305	604,547
James Hardie Industries SE(a)	103,730	548,034
Leighton Holdings Ltd.	31,570	1,135,678
Macarthur Coal Ltd.	39,820	469,159
Macquarie Group Ltd.	52,085	1,848,144
MAp Group	68,475	204,714
Newcrest Mining Ltd.	179,795	7,042,353
OneSteel Ltd.	159,720	422,705
Origin Energy Ltd.	209,165	3,268,075
OZ Minerals Ltd.	716,375	1,098,928
Paladin Energy Ltd.(a)	161,095	647,412
Qantas Airways Ltd.(a)	294,745	820,502
Rio Tinto Ltd.	102,795	8,331,816
Santos Ltd.	67,760	838,200
Sims Metal Management Ltd.	39,050	628,888
Toll Holdings Ltd.	106,700	648,441
Transurban Group	304,095	1,561,907
Westpac Banking Corp.	700,260	15,581,163
Woodside Petroleum Ltd.	128,558	5,481,546
Woolworths Ltd.	292,105	8,117,209
WorleyParsons Ltd.	46,145	1,038,059

		108,833,285
AUSTRIA—0.38%
IMMOFINANZ AG(a)	238,480	938,041
Raiffeisen International Bank Holding AG	13,035	733,753
Telekom Austria AG	80,355	1,228,540
Verbund AG	18,095	722,189
Vienna Insurance Group AG	5,445	292,466
voestalpine AG	26,565	1,051,743

		4,966,732
BELGIUM—1.03%
Anheuser-Busch InBev NV	170,555	10,675,748
Colruyt SA	17,600	990,232
Mobistar SA	4,510	298,127
Umicore	29,500	1,386,690

		13,350,797

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI EAFE Growth Index Fund

October 31, 2010

DENMARK—1.76%
A.P. Moller—Maersk A/S Class A	110	923,305
A.P. Moller—Maersk A/S Class B	330	2,860,338
Coloplast A/S Class B	5,500	680,227
Danske Bank A/S(a)	107,195	2,847,344
DSV A/S	51,716	1,058,468
Novo Nordisk A/S Class B	102,465	10,772,219
Novozymes A/S Class B	10,899	1,450,559
TrygVesta A/S	3,850	193,765
Vestas Wind Systems A/S(a)	48,350	1,541,144
William Demant Holding A/S(a)(b)	5,665	424,182

		22,751,551
FINLAND—0.56%
Elisa OYJ	31,350	669,723
Kesko OYJ Class B	15,675	776,042
Kone OYJ Class B	36,025	1,927,740
Metso OYJ	19,965	945,421
Neste Oil OYJ	30,800	510,282
Nokian Renkaat OYJ	25,635	887,189
Outokumpu OYJ	10,615	190,471
Stora Enso OYJ Class R	139,315	1,382,547

		7,289,415
FRANCE—7.96%
Accor SA	34,595	1,416,783
Aeroports de Paris	7,282	617,700
Air France-KLM(a)	13,310	242,622
Alcatel-Lucent(a)	273,570	958,953
ALSTOM	48,565	2,447,569
Atos Origin SA(a)	10,780	497,814
BioMerieux SA	2,585	248,413
BNP Paribas	78,265	5,716,418
Bureau Veritas SA	11,330	836,196
Cap Gemini SA	17,710	902,268
Carrefour SA	140,800	7,589,168
Christian Dior SA	15,235	2,201,155
Compagnie Generale de Geophysique-Veritas(a)	34,430	801,559
Compagnie Generale des Etablissements Michelin Class B(b)	40,628	3,227,196
Credit Agricole SA	75,790	1,240,385
Danone SA	137,060	8,662,976
Dassault Systemes SA	13,750	1,053,214
Edenred SA(a)	34,595	723,658
Eiffage SA	9,900	488,480
Electricite de France	60,720	2,778,697
Eramet	1,265	437,886
Essilor International SA	46,860	3,124,973
Eurazeo	7,162	543,514
Eutelsat Communications	23,870	895,279
Groupe Eurotunnel SA	115,830	1,149,645
Hermes International	12,485	2,645,451
Icade	5,500	603,912
Iliad SA	3,740	420,537
Imerys SA	8,965	534,304
Ipsen SA	6,820	239,822
JCDecaux SA(a)	15,840	463,327
L’Air Liquide SA	66,550	8,596,752
L’Oreal SA	56,595	6,635,877
Legrand SA	30,250	1,166,314
LVMH Moet Hennessy Louis Vuitton SA	57,530	9,003,605

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI EAFE Growth Index Fund

October 31, 2010

M6-Metropole Television	5,665	138,185
Natixis(a)	103,125	631,671
Pernod Ricard SA	46,770	4,141,510
Publicis Groupe SA	30,085	1,496,564
Renault SA(a)	45,430	2,520,991
Safran SA	40,480	1,281,675
SES SA FDR	72,215	1,848,344
Societe BIC SA	5,775	511,701
Societe Generale	51,810	3,098,262
Societe Television Francaise 1	28,215	459,808
Sodexo	22,173	1,441,062
STMicroelectronics NV	99,736	871,108
Suez Environnement SA	22,275	434,834
Technip SA	23,045	1,934,307
Thales SA	6,490	264,254
Vallourec SA	25,465	2,639,317

		102,826,015
GERMANY—5.86%
Adidas AG	49,390	3,217,493
Bayerische Motoren Werke AG	77,715	5,563,910
Beiersdorf AG	23,563	1,533,038
Celesio AG	9,075	216,067
Commerzbank AG(a)	163,900	1,475,035
Continental AG(a)	4,125	357,875
Daimler AG Registered(a)	137,665	9,075,287
Deutsche Boerse AG	45,925	3,227,304
Deutsche Lufthansa AG Registered(a)	59,290	1,267,011
Deutsche Postbank AG(a)	19,690	684,726
Fraport AG	2,860	181,186
Fresenius Medical Care AG & Co. KGaA	45,552	2,897,824
Fresenius SE	4,235	373,246
GEA Group AG	19,855	518,538
HeidelbergCement AG	32,835	1,715,281
Henkel AG & Co. KGaA	30,305	1,503,085
Hochtief AG	10,901	943,169
Infineon Technologies AG(a)	254,980	2,004,468
K+S AG	33,717	2,343,632
Linde AG	25,905	3,724,756
Merck KGaA	14,905	1,239,881
METRO AG	30,140	2,109,661
Puma AG	1,214	403,105
QIAGEN NV(a)	54,835	1,037,670
SAP AG	201,795	10,509,397
Siemens AG Registered	125,840	14,356,208
Suedzucker AG	15,622	369,121
ThyssenKrupp AG	38,500	1,414,835
TUI AG(a)	16,610	193,786
United Internet AG Registered	30,030	537,386
Wacker Chemie AG	3,685	759,304

		75,753,285
GREECE—0.15%
Coca-Cola Hellenic Bottling Co. SA SP ADR	42,602	1,083,795
OPAP SA	28,060	528,458
Piraeus Bank SA(a)	54,900	285,383

		1,897,636
HONG KONG—2.51%
ASM Pacific Technology Ltd.	49,500	446,326

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI EAFE Growth Index Fund

October 31, 2010

Bank of East Asia Ltd. (The)	352,000	1,502,935
BOC Hong Kong (Holdings) Ltd.	880,000	2,758,407
Cathay Pacific Airways Ltd.	110,000	295,848
Esprit Holdings Ltd.	264,030	1,421,933
Foxconn International Holdings Ltd.(a)	495,000	365,233
Hang Lung Properties Ltd.	495,000	2,423,184
Hong Kong and China Gas Co. Ltd. (The)(b)	990,623	2,387,013
Hong Kong Exchanges and Clearing Ltd.(b)	242,000	5,325,542
Kerry Properties Ltd.	165,000	915,212
Li & Fung Ltd.(b)	561,200	2,964,429
Lifestyle International Holdings Ltd.	137,500	318,905
Mongolia Energy Corp. Ltd.(a)	275,000	105,356
MTR Corp. Ltd.	165,000	627,878
Orient Overseas International Ltd.	27,500	241,041
PCCW Ltd.	385,000	147,002
Sands China Ltd.(a)	572,000	1,246,959
Shangri-La Asia Ltd.	228,000	512,921
Sun Hung Kai Properties Ltd.	336,000	5,755,814
Swire Pacific Ltd. Class A	82,500	1,170,620
Wing Hang Bank Ltd.	55,000	642,777
Wynn Macau Ltd.(a)	374,000	826,898

		32,402,233
IRELAND—0.42%
CRH PLC	169,730	2,902,845
Elan Corp. PLC(a)	122,540	689,790
Kerry Group PLC Class A	35,420	1,302,141
Ryanair Holdings PLC SP ADR	15,015	489,939

		5,384,715
ISRAEL—0.81%
Cellcom Israel Ltd.	11,220	379,511
Delek Group Ltd. (The)	935	258,828
Elbit Systems Ltd.	5,555	297,297
Israel Chemicals Ltd.	105,710	1,618,917
Makhteshim-Agan Industries Ltd.(a)	58,245	293,110
NICE Systems Ltd.(a)	5,005	162,950
Teva Pharmaceutical Industries Ltd.	142,340	7,421,832

		10,432,445
ITALY—1.34%
Assicurazioni Generali SpA	274,120	6,000,742
Atlantia SpA	29,629	676,198
Autogrill SpA(a)	27,893	371,402
Banca Popolare di Milano Scrl	36,245	169,141
Exor SpA	13,750	352,983
Fiat SpA	117,719	1,989,591
Luxottica Group SpA	27,775	819,573
Pirelli & C. SpA	27,698	236,182
Prelios SpA(a)	27,698	16,227
Prysmian SpA	43,566	843,495
Saipem SpA	62,645	2,780,155
Tenaris SA	111,320	2,305,383
Unione di Banche Italiane ScpA	70,840	746,823

		17,307,895
JAPAN—20.16%
ABC-Mart Inc.	5,500	186,884
Advantest Corp.	16,500	313,613

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI EAFE Growth Index Fund

October 31, 2010

AEON Credit Service Co. Ltd.	11,000	126,456
AEON Mall Co. Ltd.	18,100	424,243
Aisin Seiki Co. Ltd.	44,000	1,380,360
Alfresa Holdings Corp.	5,500	231,130
All Nippon Airways Co. Ltd.(a)	220,000	833,023
Amada Co. Ltd.	55,000	361,887
Asahi Breweries Ltd.	93,500	1,886,251
Asahi Glass Co. Ltd.	165,000	1,583,426
ASICS Corp.	26,000	280,497
Benesse Holdings Inc.	16,500	791,713
Bridgestone Corp.	154,000	2,758,808
Brother Industries Ltd.	55,000	701,924
Canon Inc.	269,500	12,446,183
Central Japan Railway Co.	337	2,547,896
Chiyoda Corp.	55,000	455,431
Chugai Pharmaceutical Co. Ltd.	55,000	962,073
Daido Steel Co. Ltd.	55,000	279,950
Daikin Industries Ltd.	55,000	1,912,539
Daito Trust Construction Co. Ltd.	11,000	663,687
Dena Co. Ltd.	16,500	426,480
Denso Corp.	115,500	3,591,899
Dentsu Inc.	22,000	518,386
Dowa Holdings Co. Ltd.	55,000	333,892
East Japan Railway Co.	82,500	5,095,438
FamilyMart Co. Ltd.	16,500	585,028
Fanuc Ltd.	45,500	6,580,695
Fast Retailing Co. Ltd.	11,300	1,477,207
FUJIFILM Holdings Corp.	110,000	3,666,667
Furukawa Electric Co. Ltd.	55,000	204,842
GS Yuasa Corp.	110,000	733,333
Hakuhodo DY Holdings Inc.	5,500	275,171
Hamamatsu Photonics K.K.	16,500	532,998
Hankyu Hanshin Holdings Inc.	278,000	1,332,191
Hirose Electric Co. Ltd.	6,100	613,408
Hisamitsu Pharmaceutical Co. Inc.	16,500	675,978
Hitachi Construction Machinery Co. Ltd.	22,500	477,933
Hitachi High-Technologies Corp.	16,500	320,372
Hitachi Ltd.	385,000	1,739,789
Hitachi Metals Ltd.	55,000	626,133
Honda Motor Co. Ltd.	390,500	14,238,343
Hoya Corp.	104,500	2,441,577
IBIDEN Co. Ltd.	27,500	676,660
IHI Corp.	330,000	626,816
INPEX Corp.	495	2,571,788
Isetan Mitsukoshi Holdings Ltd.	88,000	970,130
Isuzu Motors Ltd.	165,000	635,009
ITO EN Ltd.	5,500	88,287
Itochu Techno-Solutions Corp.	5,500	187,430
Iyo Bank Ltd. (The)	55,000	409,683
JAFCO Co. Ltd.	200	4,176
Japan Steel Works Ltd. (The)	55,000	523,712
Japan Tobacco Inc.	1,045	3,247,219
JFE Holdings Inc.	110,000	3,430,416
JGC Corp.	56,000	1,070,639
JS Group Corp.	38,500	757,095
JSR Corp.	44,000	760,919
JTEKT Corp.	44,000	441,366
Jupiter Telecommunications Co. Ltd.	589	636,895
Kao Corp.	126,500	3,208,436
Kawasaki Heavy Industries Ltd.	330,000	909,497
Kawasaki Kisen Kaisha Ltd.	110,000	428,802
Keihin Electric Express Railway Co. Ltd.	110,000	1,039,230
Keio Corp.	110,000	768,839
Keisei Electric Railway Co. Ltd.	55,000	367,350

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI EAFE Growth Index Fund

October 31, 2010

Keyence Corp.	11,025	2,730,587
Kikkoman Corp.	55,000	592,675
Kintetsu Corp.(b)	275,000	870,577
Kobe Steel Ltd.	275,000	604,283
Komatsu Ltd.	220,000	5,385,971
Konica Minolta Holdings Inc.	114,500	1,108,752
Kurita Water Industries Ltd.	27,500	714,215
Kyocera Corp.	38,500	3,838,051
Kyowa Hakko Kirin Co. Ltd.	55,000	538,051
Mabuchi Motor Co. Ltd.	5,500	291,217
Makita Corp.	27,500	966,170
Matsui Securities Co. Ltd.	22,000	124,544
McDonald’s Holdings Co. (Japan) Ltd.	16,500	418,492
Medipal Holdings Corp.	16,500	192,551
Minebea Co. Ltd.	55,000	301,800
Mitsubishi Chemical Holdings Corp.	302,500	1,558,504
Mitsubishi Electric Corp.	440,000	4,124,147
Mitsubishi Estate Co. Ltd.	280,000	4,901,304
Mitsubishi Gas Chemical Co. Inc.	55,000	340,037
Mitsubishi Heavy Industries Ltd.	715,000	2,600,807
Mitsubishi Materials Corp.(a)	275,000	860,335
Mitsubishi Motors Corp.(a)	935,000	1,114,339
Mitsui Engineering & Shipbuilding Co. Ltd.	110,000	248,541
Mitsui Fudosan Co. Ltd.	189,500	3,578,268
Mitsui O.S.K. Lines Ltd.	275,000	1,761,639
Mitsumi Electric Co. Ltd.	11,000	187,225
Mizuho Trust & Banking Co. Ltd.(a)	330,000	294,972
Murata Manufacturing Co. Ltd.	49,500	2,780,726
NGK Insulators Ltd.	55,000	832,340
NHK Spring Co. Ltd.	55,000	466,356
Nidec Corp.	28,400	2,806,505
Nikon Corp.	77,000	1,453,011
Nippon Building Fund Inc.	55	538,051
Nippon Electric Glass Co. Ltd.	63,500	817,498
Nippon Sheet Glass Co. Ltd.	220,000	483,426
Nippon Steel Corp.	1,210,000	3,800,497
Nippon Yusen K.K.	165,000	694,413
Nissan Chemical Industries Ltd.	33,000	378,138
Nissan Motor Co. Ltd.	297,000	2,617,877
Nissha Printing Co. Ltd.(b)	5,500	121,266
Nissin Foods Holdings Co. Ltd.	16,500	597,318
Nitori Holdings Co. Ltd.	8,450	742,719
Nitto Denko Corp.	38,500	1,438,672
NOK Corp.	27,500	490,596
Nomura Real Estate Holdings Inc.	22,000	337,306
Nomura Research Institute Ltd.	22,500	423,743
NSK Ltd.	110,000	833,023
NTT Data Corp.	281	862,710
NTT Urban Development Corp.	275	251,955
Odakyu Electric Railway Co. Ltd.	165,000	1,519,926
Olympus Corp.	27,500	720,360
Omron Corp.	49,500	1,147,933
Oracle Corp. Japan	5,500	249,907
Oriental Land Co. Ltd.	11,900	1,152,328
Otsuka Corp.	1,600	101,502
Rakuten Inc.	1,730	1,331,595
Resona Holdings Inc.	71,500	569,870
Ricoh Co. Ltd.	165,000	2,306,518
Rinnai Corp.	11,000	669,150
Rohm Co. Ltd.	11,000	685,537
Santen Pharmaceutical Co. Ltd.	16,500	569,050
Sapporo Holdings Ltd.(b)	55,000	216,449
SBI Holdings Inc.	2,035	248,596
Secom Co. Ltd.	49,500	2,246,089

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI EAFE Growth Index Fund

October 31, 2010

Seven & I Holdings Co. Ltd.	176,000	4,092,464
Seven Bank Ltd.	55	98,939
Sharp Corp.	220,000	2,171,322
Shikoku Electric Power Co. Inc.	27,500	812,880
Shimadzu Corp.	55,000	413,097
Shimamura Co. Ltd.	5,600	536,710
Shimano Inc.	16,500	823,464
Shimizu Corp.	110,000	424,705
Shin-Etsu Chemical Co. Ltd.	99,000	5,008,380
Shinko Electric Industries Co. Ltd.	16,500	160,391
Shionogi & Co. Ltd.	71,000	1,235,779
Shiseido Co. Ltd.	77,000	1,607,871
Showa Denko K.K.	330,000	602,235
SMC Corp.	11,700	1,786,592
SoftBank Corp.	192,500	6,189,634
Sony Corp.	236,500	7,898,014
Sony Financial Holdings Inc.	224	778,647
Square Enix Holdings Co. Ltd.	16,500	344,749
Stanley Electric Co. Ltd.	33,000	553,482
Sumco Corp.(a)	27,500	425,729
Sumitomo Chemical Co. Ltd.	385,000	1,677,654
Sumitomo Electric Industries Ltd.	115,500	1,472,607
Sumitomo Heavy Industries Ltd.	110,000	625,450
Sumitomo Metal Industries Ltd.	770,000	1,787,585
Sumitomo Metal Mining Co. Ltd.	110,500	1,753,184
Sumitomo Realty & Development Co. Ltd.	55,000	1,197,641
Suruga Bank Ltd.	55,000	495,717
Suzuki Motor Corp.	77,000	1,876,487
Sysmex Corp.	5,500	376,909
Taiheiyo Cement Corp.(a)	55,000	59,404
Taiyo Nippon Sanso Corp.	55,000	441,775
Takashimaya Co. Ltd.	55,000	413,780
TDK Corp.	27,500	1,568,746
Teijin Ltd.	55,000	203,476
Terumo Corp.	38,500	1,952,483
THK Co. Ltd.	27,500	528,492
Tobu Railway Co. Ltd.	181,000	1,015,667
Toho Co. Ltd.	22,000	339,218
Toho Gas Co. Ltd.	55,000	290,192
Tokio Marine Holdings Inc.	170,500	4,800,670
Tokyo Electron Ltd.	39,000	2,200,559
Tokyo Gas Co. Ltd.	605,000	2,846,617
Tokyu Corp.	275,000	1,229,050
Toray Industries Inc.	330,000	1,909,125
Toshiba Corp.	605,000	3,026,878
TOTO Ltd.	55,000	364,618
Toyoda Gosei Co. Ltd.	16,800	361,654
Toyota Boshoku Corp.	16,500	279,404
Toyota Industries Corp.	44,000	1,239,975
Toyota Tsusho Corp.	16,500	255,847
Trend Micro Inc.	22,500	636,313
Tsumura & Co.	16,500	507,188
Ube Industries Ltd.	230,000	562,508
Unicharm Corp.	33,000	1,259,777
Ushio Inc.	22,000	366,257
Yahoo! Japan Corp.	3,356	1,173,246
Yakult Honsha Co. Ltd.	22,000	642,657
Yamada Denki Co. Ltd.	19,400	1,259,615
Yamaha Corp.	38,500	471,751
Yamaha Motor Co. Ltd.(a)	33,000	506,369
Yamato Holdings Co. Ltd.	44,000	553,892
Yamato Kogyo Co. Ltd.	11,000	281,862
Yaskawa Electric Corp.	56,000	437,294

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI EAFE Growth Index Fund

October 31, 2010

Yokogawa Electric Corp.	33,000	216,723

		260,558,538
NETHERLANDS—3.21%
AEGON NV(a)	367,015	2,323,061
ASML Holding NV	103,271	3,403,248
Fugro NV CVA	15,715	1,110,243
Heineken Holding NV	26,895	1,156,580
Heineken NV	61,050	3,090,362
Koninklijke Ahold NV	283,525	3,913,130
Koninklijke KPN NV	190,520	3,177,646
Koninklijke Philips Electronics NV	231,880	7,003,364
Randstad Holding NV(a)	25,740	1,223,540
Royal Boskalis Westminster NV CVA	5,500	222,454
Royal Vopak NV	16,720	835,214
SBM Offshore NV	13,805	281,290
TNT NV	88,770	2,356,586
Unilever NV CVA	383,955	11,369,610

		41,466,328
NEW ZEALAND—0.10%
Auckland International Airport Ltd.	69,854	112,191
Contact Energy Ltd.(a)	68,750	307,593
Fletcher Building Ltd.	95,810	601,592
Sky City Entertainment Group Ltd.	146,190	337,655

		1,359,031
NORWAY—0.61%
Aker Solutions ASA	39,545	598,973
Norsk Hydro ASA	213,211	1,298,288
Renewable Energy Corp. ASA(a)	121,000	418,531
Seadrill Ltd.	41,580	1,252,533
Telenor ASA	125,070	2,005,886
Yara International ASA	44,330	2,318,459

		7,892,670
PORTUGAL—0.35%
CIMPOR - Cimentos de Portugal SGPS SA	50,380	349,486
EDP Renovaveis SA(a)	55,605	322,203
Galp Energia SGPS SA Class B	53,405	1,028,795
Jeronimo Martins SGPS SA	53,570	802,646
Portugal Telecom SGPS SA Registered	136,895	1,973,104

		4,476,234
SINGAPORE—1.79%
CapitaLand Ltd.	220,000	661,232
CapitaMalls Asia Ltd.	330,000	545,644
City Developments Ltd.	110,000	1,081,089
ComfortDelGro Corp. Ltd.	440,000	503,149
COSCO Corp. (Singapore) Ltd.	220,000	316,168
Genting Singapore PLC(a)	1,430,000	2,397,605
Golden Agri-Resources Ltd.	1,650,600	828,967
Jardine Cycle & Carriage Ltd.(b)	28,000	850,222
Keppel Corp. Ltd.	330,000	2,544,640
Keppel Land Ltd.	165,000	564,767
Neptune Orient Lines Ltd.(a)(b)	110,000	181,881
Noble Group Ltd.(b)	715,181	1,027,805
Olam International Ltd.	275,000	665,057

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI EAFE Growth Index Fund

October 31, 2010

SembCorp Industries Ltd.	220,000	778,520
SembCorp Marine Ltd.	165,000	586,440
Singapore Airlines Ltd.	110,000	1,344,563
Singapore Exchange Ltd.	220,000	1,495,847
Singapore Press Holdings Ltd.	236,000	756,732
Singapore Technologies Engineering Ltd.	385,000	984,624
United Overseas Bank Ltd.	165,000	2,376,357
Wilmar International Ltd.(b)	440,000	2,175,778
Yangzijiang Shipbuilding (Holdings) Ltd.	330,000	476,801

		23,143,888
SPAIN—1.14%
Abertis Infraestructuras SA(b)	69,152	1,363,863
Acciona SA	5,940	521,780
Acerinox SA	8,800	144,083
Actividades de Construcciones y Servicios SA(b)	32,835	1,720,986
Banco de Valencia SA(b)	29,170	164,201
Enagas SA	41,580	915,137
Ferrovial SA	105,261	1,198,508
Gamesa Corporacion Tecnologica SA(a)	47,080	327,182
Gestevision Telecinco SA	15,455	196,894
Grifols SA	34,760	562,121
Iberdrola Renovables SA	205,098	692,425
Iberia Lineas Aereas de Espana SA(a)	72,215	316,472
Indra Sistemas SA	22,715	444,054
Industria de Diseno Textil SA	51,315	4,280,078
Red Electrica Corporacion SA	25,800	1,294,346
Zardoya Otis SA	33,442	556,378

		14,698,508
SWEDEN—3.09%
Alfa Laval AB	77,880	1,345,102
Assa Abloy AB Class B	72,435	1,849,579
Atlas Copco AB Class A	156,805	3,264,871
Atlas Copco AB Class B	93,500	1,776,649
Electrolux AB Class B	56,265	1,359,484
Getinge AB Class B	47,300	998,247
Hennes & Mauritz AB Class B	240,845	8,455,995
Hexagon AB Class B	44,000	891,852
Husqvarna AB Class B	96,800	678,136
Investor AB Class B	108,185	2,212,204
Kinnevik Investment AB Class B	23,760	488,688
Millicom International Cellular SA SDR	17,985	1,692,624
Modern Times Group MTG AB Class B	7,810	558,082
Ratos AB Class B	7,865	279,422
Sandvik AB	237,820	3,571,893
Scania AB Class B	74,635	1,580,708
SKF AB Class B	91,905	2,364,552
SSAB AB Class A	40,535	566,185
SSAB AB Class B	17,105	210,984
Swedbank AB Class A(a)	56,709	788,718
Swedish Match AB	55,817	1,554,288
Tele2 AB Class B	73,755	1,617,072
Volvo AB Class B(a)	132,908	1,793,000

		39,898,335
SWITZERLAND—12.81%
ABB Ltd. Registered(a)	522,060	10,818,081
Actelion Ltd. Registered(a)	24,640	1,230,372
Adecco SA Registered	10,030	560,905

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI EAFE Growth Index Fund

October 31, 2010

Aryzta AG	20,020	888,534
Compagnie Financiere Richemont SA Class A Bearer Units	125,180	6,246,908
Geberit AG Registered	9,081	1,740,486
Givaudan SA Registered	1,980	2,041,403
Holcim Ltd. Registered	58,520	3,650,434
Julius Baer Group Ltd.	49,445	2,088,404
Kuehne & Nagel International AG Registered	13,038	1,613,345
Lindt & Spruengli AG Participation Certificates	220	597,926
Logitech International SA Registered(a)(b)	42,790	811,857
Lonza Group AG Registered	5,427	475,380
Nestle SA Registered	817,960	44,827,701
Nobel Biocare Holding AG Registered	30,129	498,423
Novartis AG Registered	497,585	28,863,471
Pargesa Holding SA Bearer	4,235	336,087
Roche Holding AG Genusschein	165,715	24,347,552
Schindler Holding AG Participation Certificates	11,664	1,251,197
Schindler Holding AG Registered	5,170	562,471
SGS SA Registered	1,320	2,113,879
Sika AG Bearer	495	981,444
Sonova Holding AG Registered	11,057	1,281,645
Straumann Holding AG Registered	1,861	389,798
Swatch Group AG (The) Bearer	7,315	2,797,327
Swatch Group AG (The) Registered	10,230	711,471
Swiss Reinsurance Co. Registered	29,535	1,420,443
Syngenta AG Registered	22,385	6,195,421
Synthes Inc.	14,190	1,693,855
UBS AG Registered(a)	859,100	14,552,726

		165,588,946
UNITED KINGDOM—24.55%
Admiral Group PLC	46,795	1,219,498
Aggreko PLC	62,095	1,563,621
AMEC PLC	77,660	1,348,408
Anglo American PLC	310,915	14,455,406
Antofagasta PLC	92,565	1,956,467
ARM Holdings PLC	311,190	1,807,529
Associated British Foods PLC	28,930	484,272
Autonomy Corp. PLC(a)	50,435	1,178,891
Babcock International Group PLC	85,008	788,283
BAE Systems PLC	283,250	1,561,009
Balfour Beatty PLC	86,570	382,975
Barclays PLC	2,696,760	11,839,600
BG Group PLC	794,915	15,447,915
BHP Billiton PLC	520,795	18,430,645
British Airways PLC(a)(b)	103,785	449,177
British American Tobacco PLC	470,030	17,885,321
British Sky Broadcasting Group PLC	269,610	3,045,386
Bunzl PLC	76,455	903,326
Burberry Group PLC	102,685	1,672,921
Cairn Energy PLC(a)	330,165	2,037,042
Capita Group PLC	146,080	1,790,182
Capital Shopping Centres Group PLC	72,765	447,198
Carnival PLC	40,205	1,729,126
Centrica PLC	1,212,090	6,437,670
Cobham PLC	276,815	1,024,997
Compass Group PLC	445,665	3,644,587
Diageo PLC	590,205	10,870,501
Eurasian Natural Resources Corp.	61,325	853,494
Experian PLC	241,780	2,804,478
FirstGroup PLC	76,560	499,287
Fresnillo PLC	41,800	835,373
G4S PLC	339,138	1,418,974

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI EAFE Growth Index Fund

October 31, 2010

GlaxoSmithKline PLC	1,222,705	23,868,854
ICAP PLC	128,158	934,749
Imperial Tobacco Group PLC	241,010	7,702,684
Inmarsat PLC	102,575	1,069,260
InterContinental Hotels Group PLC	67,375	1,300,170
International Power PLC	129,085	861,228
Intertek Group PLC	37,565	1,114,093
Invensys PLC	186,418	858,966
Investec PLC	108,845	866,975
ITV PLC(a)	886,490	967,321
J Sainsbury PLC	287,004	1,786,350
Johnson Matthey PLC	51,336	1,570,935
Kazakhmys PLC	51,096	1,075,071
Kingfisher PLC	555,371	2,111,491
Lloyds Banking Group PLC(a)	9,620,105	10,603,404
London Stock Exchange Group PLC	33,220	389,843
Lonmin PLC(a)	38,170	1,067,348
Man Group PLC	268,125	1,117,993
Marks & Spencer Group PLC	188,320	1,286,842
National Grid PLC	539,622	5,090,212
Next PLC	43,505	1,589,350
Pearson PLC	194,700	2,971,229
Petrofac Ltd.	62,150	1,453,716
Randgold Resources Ltd.	21,505	2,002,763
Reckitt Benckiser Group PLC	144,925	8,088,861
Reed Elsevier PLC	103,691	886,929
Resolution Ltd.	339,570	1,421,867
Rio Tinto PLC	341,385	22,028,747
Rolls-Royce Group PLC(a)	432,410	4,476,408
SABMiller PLC	222,970	7,213,464
Sage Group PLC (The)	303,820	1,308,604
Schroders PLC	26,785	676,189
Scottish & Southern Energy PLC	109,230	2,013,564
Serco Group PLC	114,126	1,120,333
Severn Trent PLC	56,650	1,263,480
Shire PLC	131,450	3,091,487
Smith & Nephew PLC	209,770	1,841,238
Smiths Group PLC	90,860	1,731,583
Standard Chartered PLC	481,635	13,903,039
Tesco PLC	1,889,085	12,892,021
Thomas Cook Group PLC	207,955	601,454
Tullow Oil PLC	208,890	3,957,585
Unilever PLC	302,335	8,695,885
Vedanta Resources PLC	28,160	934,211
Whitbread PLC	42,210	1,143,202
Wm Morrison Supermarkets PLC	496,320	2,331,352
Wolseley PLC(a)	67,815	1,803,069
Xstrata PLC	483,560	9,350,836

		317,249,814

TOTAL COMMON STOCKS
(Cost: $1,168,962,193)		1,279,528,296

PREFERRED STOCKS—0.40%

GERMANY—0.40%
Bayerische Motoren Werke AG	12,335	599,883
Fresenius SE	18,700	1,674,089
Henkel AG & Co. KGaA	42,240	2,488,104
Porsche Automobil Holding SE	7,535	385,560

		5,147,636

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI EAFE Growth Index Fund

October 31, 2010

UNITED KINGDOM—0.00%
Rolls-Royce Group PLC Class C(c)	27,674,240	44,246

		44,246

TOTAL PREFERRED STOCKS
(Cost: $4,351,588)		5,191,882

RIGHTS—0.04%

UNITED KINGDOM—0.04%
Standard Chartered PLC(a)	60,204	505,816

		505,816

TOTAL RIGHTS
(Cost: $0)		505,816

SHORT-TERM INVESTMENTS—1.12%

MONEY MARKET FUNDS—1.12%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.28%(d)(e)(f)	12,688,587	12,688,587
BlackRock Cash Funds: Prime, SL Agency Shares
0.26%(d)(e)(f)	1,766,180	1,766,180
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(d)(e)	21,074	21,074

		14,475,841

TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,475,841)		14,475,841
TOTAL INVESTMENTS IN SECURITIES—100.57%
(Cost: $1,187,789,622)		1,299,701,835
Other Assets, Less Liabilities—(0.57)%		(7,428,538)

NET ASSETS—100.00%		$1,292,273,297

FDR—Fiduciary Depositary Receipts

SP ADR—Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® MSCI EAFE Small Cap Index Fund

October 31, 2010

Security	Shares	Value

COMMON STOCKS—99.50%

AUSTRALIA—9.48%
Abacus Property Group	730,800	$308,022
Acrux Ltd.(a)	160,500	471,966
Adelaide Brighton Ltd.	727,571	2,553,131
Aditya Birla Minerals Ltd.(a)	269,035	320,405
AET&D Holdings No 1 Pty Ltd.(b)	169,200	17
Alesco Corp. Ltd.	99,048	241,746
Andean Resources Ltd.(a)	415,350	2,581,179
Ansell Ltd.	183,750	2,440,514
APA Group	872,400	3,334,993
APN News & Media Ltd.	807,545	1,531,660
Aquarius Platinum Ltd.(c)	335,850	1,932,405
Aquila Resources Ltd.(a)	97,050	820,958
Ardent Leisure Group	172,800	182,082
Aspen Group Ltd.	665,400	313,068
Astro Japan Property Trust	793,780	268,432
Atlas Iron Ltd.(a)	301,650	742,150
Ausdrill Ltd.	136,270	319,237
Austal Ltd.	77,850	186,956
Austar United Communications Ltd.(a)	1,148,427	1,097,546
Austereo Group Ltd.	98,250	157,940
Australian Agricultural Co. Ltd.(a)	204,300	320,408
Avoca Resources Ltd.(a)	242,250	747,978
AWB Ltd.(a)	1,223,250	1,780,559
AWE Ltd.(a)	764,858	1,128,319
Bank of Queensland Ltd.	162,000	1,653,029
Beach Energy Ltd.	1,674,676	1,099,817
Biota Holdings Ltd.(a)	195,600	185,975
Boart Longyear Group	421,925	1,497,127
Bow Energy Ltd.(a)	172,580	196,229
Bradken Ltd.	152,305	1,222,680
BT Investment Management Ltd.	22,350	57,836
Bunnings Warehouse Property Trust	259,500	474,385
Cabcharge Australia Ltd.	46,568	261,551
Campbell Brothers Ltd.	62,850	2,168,516
Carbon Energy Ltd.(a)	468,900	183,846
Cardno Ltd.	75,300	354,283
Carnarvon Petroleum Ltd.(a)	1,218,000	585,003
Centro Retail Group(a)	634,743	111,992
Challenger Diversified Property Group	241,950	122,137
Challenger Financial Services Group Ltd.	410,700	1,851,813
Challenger Infrastructure Fund Class A	201,900	221,651
Charter Hall Office REIT	570,645	1,465,487
Charter Hall Retail REIT	226,158	673,907
Citadel Resource Group Ltd.(a)(c)	439,500	208,937
Clough Ltd.	94,650	61,696
Coal of Africa Ltd.(a)	192,000	267,242
Commonwealth Property Office Fund	599,400	537,592
ConnectEast Group	3,753,600	1,600,486
Count Financial Ltd.	87,300	112,099
Crane Group Ltd.	169,100	1,256,399
Cromwell Group	308,400	219,163
Customers Ltd.(a)	191,400	348,955
David Jones Ltd.	539,700	2,512,816
Deep Yellow Ltd.(a)	688,510	151,847
Dominion Mining Ltd.(c)	170,164	497,048
Downer EDI Ltd.	368,850	1,833,042
DUET Group	1,353,053	2,301,065
Eastern Star Gas Ltd.(a)	475,500	393,842
Elders Ltd.(a)(c)	291,750	184,453
Emeco Holdings Ltd.	483,360	421,673
Energy World Corp. Ltd.(a)	834,685	319,082

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI EAFE Small Cap Index Fund

October 31, 2010

Envestra Ltd.	774,750	394,893
Extract Resources Ltd.(a)	173,100	1,297,995
FKP Property Group	364,200	335,569
Fleetwood Corp. Ltd.	40,200	481,123
FlexiGroup Ltd.	75,600	111,155
Flight Centre Ltd.	75,450	1,687,678
Geodynamics Ltd.(a)	194,465	112,463
Gindalbie Metals Ltd.(a)	581,458	598,442
Giralia Resources NL(a)	59,345	159,967
GrainCorp Ltd.	58,350	430,676
Gunns Ltd.(a)	961,840	636,387
Hastie Group Ltd.	127,950	194,396
Hastings Diversified Utilities Fund	498,150	742,196
Hills Industries Ltd.	76,650	162,286
Horizon Oil Ltd.(a)	1,137,420	401,364
iiNET Ltd.	117,750	328,943
Iluka Resources Ltd.(a)	274,694	1,812,086
Independence Group NL	169,950	1,166,095
Industrea Ltd.	636,900	287,173
Infigen Energy	1,402,950	1,010,751
ING Industrial Fund	1,286,100	661,833
ING Office Fund	2,501,457	1,507,936
IOOF Holdings Ltd.	286,576	2,016,875
JB Hi-Fi Ltd.	126,450	2,464,052
Kagara Ltd.(a)	675,514	503,225
Karoon Gas Australia Ltd.(a)	138,031	1,266,389
Kingsgate Consolidated Ltd.(c)	124,350	1,222,535
Linc Energy Ltd.(a)	323,318	614,818
Lynas Corp. Ltd.(a)	1,592,850	2,287,321
MAC Services Group Ltd. (The)	107,550	405,869
Macmahon Holdings Ltd.	1,344,036	652,125
Mantra Resources Ltd.(a)	60,000	341,110
Medusa Mining Ltd.	39,900	217,843
Minara Resources Ltd.(a)	284,560	211,984
Mincor Resources NL	400,823	699,338
Mineral Deposits Ltd.(a)	425,980	480,177
Mirabela Nickel Ltd.(a)(c)	195,076	302,117
Molopo Energy Ltd.(a)	237,840	237,793
Mount Gibson Iron Ltd.(a)	688,205	1,362,649
Murchison Metals Ltd.(a)	355,844	540,637
Myer Holdings Ltd.	180,300	678,643
Nexus Energy Ltd.(a)(c)	1,055,428	481,057
Northern Iron Ltd.(a)	121,500	183,405
NRW Holdings Ltd.	205,590	358,704
Pacific Brands Ltd.(a)	1,258,800	1,338,755
PanAust Ltd.(a)	2,044,200	1,492,775
Panoramic Resources Ltd.	294,377	678,089
PaperlinX Ltd.(a)	458,196	199,860
Perilya Ltd.(a)	171,750	90,909
Perseus Mining Ltd.(a)	205,950	603,598
Pharmaxis Ltd.(a)	142,350	393,479
Platinum Australia Ltd.(a)	375,610	242,994
PMP Ltd.	158,620	118,942
Primary Health Care Ltd.	41,850	127,987
Prime Infrastructure Group	169,200	825,932
Programmed Maintenance Services Ltd.	121,650	233,117
Publishing and Broadcasting Ltd.	707,250	2,322,375
Regis Resources Ltd.(a)	288,900	453,088
Resolute Mining Ltd.(a)	289,070	369,767
Riversdale Mining Ltd.(a)	186,653	1,961,302
Roc Oil Co. Ltd.(a)	1,200,900	488,506
SAI Global Ltd.	148,800	638,839
Sedgman Ltd.	109,935	224,137
Seek Ltd.	133,500	946,094
Sigma Pharmaceuticals Ltd.(a)	1,884,500	831,234
Silex Systems Ltd.(a)	128,925	662,191
Skilled Group Ltd.(a)	138,750	199,924
Southern Cross Media Group Ltd.	168,320	369,571
Spark Infrastructure Group	798,814	876,957

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI EAFE Small Cap Index Fund

October 31, 2010

St Barbara Ltd.(a)	2,325,900	946,137
Straits Resources Ltd.	298,722	546,086
STW Communications Group Ltd.	493,500	464,380
Sundance Resources Ltd.(a)	2,572,508	731,256
Sunland Group Ltd.(a)	182,725	142,390
Tassal Group Ltd.	303,834	412,478
Ten Network Holdings Ltd.	201,000	283,709
TOWER Australia Group Ltd.	595,705	1,407,223
Transfield Services Infrastructure Fund	350,850	230,415
Transfield Services Ltd.	346,890	1,176,475
Transpacific Industries Group Ltd.(a)	457,801	551,946
UGL Ltd.	163,275	2,359,021
Virgin Blue Holdings Ltd.(a)	1,498,596	631,637
West Australian Newspapers Holdings Ltd.	248,122	1,741,378
Western Areas NL(c)	159,994	922,138
White Energy Co. Ltd.(a)(c)	58,934	219,515
White Energy Co. Ltd. (2010 Performance Contingent)(a)(b)	3,154	—
White Energy Co. Ltd. (2011 Performance Contingent)(a)(b)	3,154	—
Whitehaven Coal Ltd.	129,600	884,156

		113,787,207
AUSTRIA—1.66%
Andritz AG	39,670	3,034,760
Atrium European Real Estate Ltd.	240,634	1,443,852
Austria Technologie & Systemtechnik AG	12,750	234,895
bwin Interactive Entertainment AG	27,332	1,305,294
CA Immobilien Anlagen AG(a)	22,650	339,840
conwert Immobilien Invest SE	148,500	2,245,634
Intercell AG(a)(c)	53,488	1,307,321
Oesterreichische Post AG	58,137	1,757,097
RHI AG(a)	59,850	1,981,480
Rosenbauer International AG	1,200	51,512
Schoeller-Bleckmann Oilfield Equipment AG	11,641	856,722
Sparkassen Immobilien AG(a)	239,550	1,896,154
Wienerberger AG(a)	128,949	2,168,638
Zumtobel AG	60,925	1,245,215

		19,868,414
BELGIUM—2.00%
Ackermans & van Haaren NV	33,513	2,884,217
Agfa-Gevaert NV(a)(c)	159,453	928,604
Atenor Group SA	600	27,503
Barco NV(a)	21,816	1,290,810
Cofinimmo SA	28,259	4,025,913
Compagnie Maritime Belge SA	17,010	513,982
Deceuninck NV(a)	67,842	167,843
Devgen NV(a)	15,300	159,491
Econocom Group SA	3,900	54,477
EVS Broadcast Equipment SA	11,681	732,218
Galapagos NV(a)	30,600	502,291
Hamon & Cie (International) SA	1,650	59,627
Intervest Offices NV	2,400	77,723
Ion Beam Applications SA(a)	7,500	91,733
KBC Ancora SCA(a)	4,500	100,948
Leasinvest Real Estate SCA	450	41,912
NV Bekaert SA	11,284	3,433,932
Nyrstar NV	65,770	967,157
Omega Pharma SA	26,947	1,258,443
Recticel SA	24,450	255,553
RHJ International SA(a)	161,470	1,256,792
Roularta Media Group NV(a)	1,350	42,650
SIPEF NV	15,000	1,194,619
Telenet Group Holding NV(a)	43,067	1,795,765
Tessenderlo Chemie NV	47,599	1,626,822
ThromboGenics NV(a)	17,250	445,710

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI EAFE Small Cap Index Fund

October 31, 2010

Wereldhave Belgium NV	600	56,291

		23,993,026
DENMARK—1.90%
ALK-Abello A/S(c)	15,150	960,157
Alm. Brand A/S(a)	4,500	35,146
Amagerbanken A/S(a)	112,500	63,120
Auriga Industries A/S Class B	16,350	320,006
Bang & Olufsen A/S Class B(a)(c)	68,763	743,418
Bavarian Nordic A/S(a)	9,900	403,215
D/S Norden A/S	24,320	942,926
Danisco A/S	48,300	4,159,486
East Asiatic Co. Ltd. A/S	46,050	1,248,945
FLSmidth & Co. A/S	40,126	2,961,908
GN Store Nord A/S(a)	286,350	2,385,916
Greentech Energy Systems A/S(a)(c)	107,850	404,079
Jyske Bank A/S Registered(a)	33,000	1,476,304
NeuroSearch A/S(a)(c)	28,884	522,251
NKT Holding A/S(c)	29,348	1,577,700
Royal Unibrew A/S(a)	9,750	540,682
Schouw & Co. A/S	12,600	268,922
SimCorp A/S	7,600	1,317,489
Solar Holdings A/S Class B	1,500	98,560
Sydbank A/S(a)	65,634	1,725,037
TK Development A/S(a)	26,550	123,229
Topdanmark A/S(a)	4,350	520,565

		22,799,061
FINLAND—1.82%
Alma Media Corp.	200,410	2,066,841
Amer Sports OYJ Class A	185,550	2,496,434
Atria PLC	7,800	108,629
Citycon OYJ	381,848	1,708,953
Huhtamaki OYJ	122,250	1,546,229
Konecranes OYJ	71,499	2,849,124
Lassila & Tikanoja OYJ	12,000	226,665
Outotec OYJ	48,776	2,273,804
Raisio PLC Series V	72,150	287,807
SRV Group PLC	8,400	77,640
Talvivaara Mining Co. PLC(a)	159,750	1,436,672
Technopolis OYJ	47,550	270,968
Tieto OYJ(c)	97,819	1,868,072
Uponor OYJ(c)	89,850	1,608,487
YIT OYJ	126,450	3,052,828

		21,879,153
FRANCE—4.63%
Altran Technologies SA(a)(c)	172,989	741,750
Arkema	58,593	3,781,187
Beneteau SA(a)(c)	84,454	1,804,758
BOURBON SA(c)	50,752	2,307,723
CFAO SA	6,000	266,277
Club Mediterranee SA(a)	50,850	993,711
Derichebourg(a)	176,333	869,072
Etablissements Maurel et Prom	105,697	1,555,024
Eurofins Scientific SA(c)	15,338	948,664
ExonHit Therapeutics SA(a)	17,850	59,047
Gemalto NV	79,997	3,638,067
GFI Informatique(a)	17,100	73,203
Groupe Steria SCA	55,950	1,505,918
Haulotte Group(a)(c)	63,658	825,502
Havas SA	438,302	2,299,106
IMS International Metal Service(a)	46,103	810,594
Ingenico SA	63,648	1,917,908
METabolic EXplorer SA(a)	7,800	66,674

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI EAFE Small Cap Index Fund

October 31, 2010

Nexans SA	28,244	2,009,140
Nexity	32,437	1,437,735
Orpea SA	40,500	2,037,733
Parrot SA(a)	8,700	222,495
Remy Cointreau	38,250	2,682,640
Rhodia SA	101,250	2,810,327
Saft Groupe SA	43,308	1,652,320
SEB SA	34,500	3,302,424
Sechilienne-Sidec	35,933	1,042,067
Societe Immobiliere de Location pour I’Industrie et le Commerce	20,550	2,755,134
Soitec SA(a)(c)	79,950	822,307
Spir Communication(a)	1,050	36,178
Technicolor(a)	4	3
Technicolor SA Registered(a)(c)	13,099	82,475
Teleperformance SA	90,167	2,839,823
Ubisoft Entertainment SA(a)	63,658	827,183
Valeo SA(a)	56,425	3,028,779
Wendel	5,400	417,904
Zodiac Aerospace	44,127	3,110,766

		55,581,618
GERMANY—5.92%
AIXTRON AG(c)	83,400	2,718,270
Aurubis AG	39,900	2,049,692
Balda AG(a)	44,250	388,699
Bertrandt AG	5,944	384,535
Bilfinger Berger AG	46,950	3,414,837
CENTROTEC Sustainable AG(a)	8,400	197,544
Colonia Real Estate AG(a)	26,250	172,063
Conergy AG(a)(c)	423,999	314,695
Constantin Medien AG(a)	25,500	57,098
Daldrup & Soehne AG(a)	2,100	70,109
Demag Cranes AG(a)	36,237	1,807,881
Deutsche Wohnen AG Bearer(a)	81,150	980,374
DEUTZ AG(a)(c)	150,481	1,296,543
Douglas Holding AG	58,050	3,235,417
ElringKlinger AG	51,056	1,699,203
EnviTec Biogas AG(a)	2,850	40,404
Freenet AG	94,271	1,193,135
GAGFAH SA	94,119	825,188
Gerresheimer AG(a)	36,693	1,449,919
Gesco AG	2,550	157,719
Gildemeister AG(c)	78,933	1,411,406
Heidelberger Druckmaschinen AG(a)	286,200	1,315,490
IVG Immobilien AG(a)	92,295	701,440
KIZOO AG	3,900	48,514
Kloeckner & Co. SE(a)	76,224	1,684,506
Kontron AG(c)	109,698	1,062,711
KUKA AG(a)	56,273	1,176,337
LANXESS AG	79,650	5,535,278
LEONI AG(a)	47,319	1,721,167
Loewe AG	13,350	118,382
MLP AG(c)	88,446	937,104
MorphoSys AG(a)	53,794	1,287,510
MPC Muenchmeyer Petersen Capital AG(a)	11,850	51,569
MTU Aero Engines Holding AG	51,000	3,076,406
Nordex SE(a)(c)	29,703	286,058
PATRIZIA Immobilien AG(a)	14,700	74,841
Pfleiderer AG Registered(a)	78,933	400,767
Phoenix Solar AG	2,550	99,239
Praktiker Bau-und Heimwerkermaerkte Holding AG	82,277	780,028
Q-Cells SE(a)	72,225	309,187
QSC AG(a)	76,050	192,695
R. Stahl AG	1,800	69,300
Rheinmetall AG	37,806	2,719,811
RHON KLINIKUM AG	130,273	3,041,917
SGL Carbon SE(a)	62,138	2,310,281
Software AG	25,500	3,569,056

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI EAFE Small Cap Index Fund

October 31, 2010

SolarWorld AG	25,500	369,310
Stada Arzneimittel AG	61,682	1,894,245
Symrise AG	116,100	3,521,844
Tognum AG	88,446	2,149,451
Vossloh AG	14,578	1,695,927
Wincor Nixdorf AG	45,495	3,323,554
Wirecard AG	103,584	1,544,814
XING AG(a)	3,600	158,440

		71,091,910
GREECE—0.44%
Alapis Holding Industrial and Commercial SA	252,884	442,870
Athens Water Supply & Sewage Co. (EYDAP) SA	3,770	25,309
Diagnostic & Therapeutic Center of Athens Hygeia SA(a)	8,990	9,746
Eurobank Properties Real Estate Investment Co.	2,465	20,557
Forthnet SA(a)	25,955	22,727
Frigoglass SA	16,572	223,424
Hellenic Petroleum SA	114,820	919,229
Jumbo SA	97,534	749,661
Lamda Development SA(a)	2,320	12,898
Marfin Popular Bank Public Co. Ltd.(c)	653,027	1,343,311
Terna Energy SA	64,200	275,726
Thessaloniki Water Supply & Sewage Co. SA	3,190	18,666
Titan Cement Co. SA	58,180	1,242,077

		5,306,201
HONG KONG—3.09%
AAC Acoustic Technologies Holdings Inc.	912,000	2,197,562
APAC Resources Ltd.(a)	3,040,000	196,071
Beijing Yu Sheng Tang Pharmaceutical Group Ltd.(a)	2,400,000	88,232
Brightoil Petroleum (Holdings) Ltd.(a)	1,805,512	708,017
C C Land Holdings Ltd.(c)	1,050,000	404,977
Cafe de Coral Holdings Ltd.	1,500,000	4,218,103
Century City International Holdings Ltd.	600,000	47,986
Champion REIT(c)	3,192,000	1,758,167
China WindPower Group Ltd.(a)(c)	4,560,000	464,688
Citic 1616 Holdings Ltd.(c)	750,000	259,278
CK Life Sciences International (Holdings) Inc.(a)	1,200,000	71,205
Dickson Concepts International Ltd.	297,000	251,705
eSun Holdings Ltd.(a)	600,000	77,396
Far East Consortium International Ltd.	300,000	79,718
First Pacific Co. Ltd.(c)	3,636,800	3,363,628
G-Resources Group Ltd.(a)	10,800,000	661,739
Galaxy Entertainment Group Ltd.(a)(c)	1,200,000	1,129,987
Giordano International Ltd.(c)	5,400,000	3,239,039
HKR International Ltd.	240,000	123,215
Hutchison Harbour Ring Ltd.	13,800,000	1,530,900
Hutchison Telecommunications Hong Kong Holdings Ltd.	2,400,000	743,005
Johnson Electric Holdings Ltd.(c)	3,150,000	1,657,831
Lai Sun Development Co. Ltd.(a)	15,750,960	416,515
Melco International Development Ltd.(a)(c)	1,064,000	603,898
Midland Holdings Ltd.	912,000	915,259
Neo Telemedia Ltd.(a)	21,444,000	439,817
Next Media Ltd.(a)	300,000	44,116
Pacific Andes International Holdings Ltd.	600,000	104,485
Pacific Basin Shipping Ltd.	2,432,000	1,769,343
Pacific Century Premium Developments Ltd.	1,171,000	223,557
Prosperity REIT	1,200,000	261,600
RCG Holdings Ltd.(a)	150,000	84,362
Regent Pacific Group Ltd.	9,300,000	323,904
Rising Development Holdings Ltd.(a)	330,450	80,137
Shun Tak Holdings Ltd.(c)	1,216,000	801,538
SJM Holdings Ltd.	2,400,000	3,566,425
Techtronic Industries Co. Ltd.(c)	1,520,000	1,539,156
Victory City International Holdings Ltd.	300,000	75,848
VTech Holdings Ltd.(c)	152,000	1,581,311

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI EAFE Small Cap Index Fund

October 31, 2010

Xinyi Glass Holdings Co. Ltd.(c)	1,200,000	951,976

		37,055,696
IRELAND—1.12%
Allied Irish Banks PLC(a)	556,650	260,733
C&C Group PLC	352,563	1,631,791
DCC PLC	101,700	2,934,486
FBD Holdings PLC	68,763	585,962
Fyffes PLC	254,850	108,036
Glanbia PLC	118,500	559,991
Grafton Group PLC	241,296	1,028,938
Greencore Group PLC	405,000	613,571
Independent News & Media PLC(a)	338,700	289,988
Irish Life & Permanent Group Holdings PLC(a)	186,150	393,270
Kingspan Group PLC	43,500	363,187
Paddy Power PLC	47,700	1,922,649
Petroceltic International PLC(a)	1,328,400	238,933
Smurfit Kappa Group PLC(a)	110,458	1,181,073
Total Produce PLC	130,350	67,034
United Drug PLC	401,550	1,272,501

		13,452,143
ISRAEL—1.28%
Africa Israel Investments Ltd.(a)	27,000	189,792
Africa Israel Properties Ltd.(a)	15,900	238,117
Airport City Ltd.(a)	31,200	151,080
AL-ROV (Israel) Ltd.(a)	7,050	244,289
Alony Hetz Properties & Investments Ltd.	38,700	208,397
Alvarion Ltd.(a)	192,150	502,062
Amot Investments Ltd.	75,000	224,556
AudioCodes Ltd.(a)	48,150	229,841
Azorim-Investment Development & Construction Co. Ltd.(a)	29,550	145,125
Bayside Land Corp. Ltd.	900	230,671
Blue Square-Israel Ltd.	23,250	213,640
British Israel Investments Ltd.	57,450	200,652
Ceragon Networks Ltd.(a)	64,800	689,855
Clal Industries and Investments Ltd.	18,000	134,312
Clal Insurance Enterprises Holdings Ltd.(a)	5,700	152,686
Delek Automotive Systems Ltd.	4,050	49,798
Delek Drilling LP(a)	80,400	353,003
Delek Israeli Fuel Corp. Ltd.	15,900	581,606
Delek Real Estate Ltd.(a)	647,850	305,322
Elbit Imaging Ltd.(a)	9,000	127,668
Elco Holdings Ltd.	9,750	143,705
Electra (Israel) Ltd.	1,650	173,294
Electra Real Estate Ltd.(a)	37,950	299,586
Elron Electronic Industries Ltd.(a)	31,500	177,955
FMS Enterprises Migun Ltd.	10,350	297,058
Frutarom	48,750	487,299
Gazit Globe Ltd.	6,450	78,438
Gazit Inc.	13,950	357,386
Given Imaging Ltd.(a)	10,500	187,007
Granite Hacarmel Investments Ltd.	105,300	234,790
Hadera Paper Ltd.(a)	3,750	319,274
Hot Telecommunication Systems Ltd.(a)	24,150	319,361
Ituran Location and Control Ltd.	33,750	517,336
Jerusalem Economy Ltd.(a)	18,150	199,473
Jerusalem Oil Exploration Ltd.(a)	17,700	422,840
Koor Industries Ltd.	6,600	165,650
MATRIX IT Ltd.	69,900	372,941
Melisron Ltd.	10,950	283,997
Mellanox Technologies Ltd.(a)	22,800	509,632
Menorah Mivtachim Holdings Ltd.(a)	9,150	122,638
Naphtha Israel Petroleum Corp. Ltd.(a)	85,500	412,840
NetVision Ltd.	34,050	434,429
Nitsba Holdings 1995 Ltd.(a)	25,350	257,655
Oil Refineries Ltd.	141,750	84,140

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI EAFE Small Cap Index Fund

October 31, 2010

Osem Investment Ltd.	28,650	453,444
Paz Oil Co. Ltd.	2,217	352,106
Phoenix Holdings Ltd.(a)	17,400	60,388
Plasson Industries Ltd.	8,250	204,063
Property & Building Corp. Ltd.	1,200	112,976
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	24,900	678,586
Retalix Ltd.(a)	17,100	213,932
Shikun & Binui Ltd.	56,250	137,243
Shufersal Ltd.	86,550	530,195
Strauss Group Ltd.	25,350	400,936
Tower Semiconductor Ltd.(a)	63,150	86,137
Union Bank of Israel(a)	24,750	119,643

		15,380,845
ITALY—2.80%
Acotel Group SpA(a)	600	35,426
Actelios SpA	35,250	108,522
Aedes SpA(a)	501,600	146,755
Alerion Cleanpower SpA	330,000	240,800
Alitalia SpA(b)	44,030	6
Arnoldo Mondadori Editore SpA(a)	540,503	1,902,529
AS Roma SpA(a)	247,350	421,833
Ascopiave SpA	49,800	114,554
Azimut Holding SpA	180,120	1,835,057
Banca Piccolo Credito Valtellinese Scrl	326,769	1,655,473
Banca Popolare dell’Etruria e del Lazio Scrl(a)	259,822	1,202,552
Banco di Sardegna SpA	3,600	47,059
Beghelli SpA	36,300	32,088
Benetton Group SpA	125,137	1,014,870
Beni Stabili SpA New(a)	1,382,607	1,403,792
Biesse SpA(a)	12,600	95,269
Brioschi Finanziaria SpA(a)	307,950	69,767
Buongiorno SpA(a)	189,900	315,411
Buzzi Unicem SpA(c)	110,762	1,270,072
Caltagirone Editore SpA	18,750	45,606
Cam Finanziara SpA(a)	253,200	149,215
Carraro SpA(a)	32,550	126,562
CIR SpA(a)	896,411	2,034,591
d’Amico International Shipping SA(a)	46,800	70,576
Danieli SpA RNC	82,125	1,223,641
Davide Campari-Milano SpA	587,818	3,723,516
Digital Multimedia Technologies SpA(a)	10,200	198,052
Engineering Ingegneria Informatica SpA	1,950	58,787
ERG SpA	81,613	1,125,265
Gemina SPA(a)	789,844	633,433
Gruppo Editoriale L’Espresso SpA(a)(c)	607,536	1,612,832
Hera SpA	778,444	1,644,579
Immsi SpA	173,250	211,904
Impregilo SpA(a)	349,114	1,116,037
Interpump Group SpA(a)	32,550	212,068
Juventus Football Club SpA(a)(c)	67,800	86,508
Marr SpA	92,760	1,005,632
Poltrona Frau SpA(a)	51,900	63,047
Recordati SpA	344,206	3,384,765
Reply SpA	3,150	74,955
Sabaf SpA	4,650	148,650
Seat Pagine Gialle SpA(a)	412,650	75,306
Societa Cattolica di Assicurazioni Scrl	75,823	2,059,251
Societa per la Bonifica dei Terreni Ferraresi e Imprese Agricole SpA(a)	600	25,018
Sogefi SpA(a)	52,800	182,733
Telecom Italia Media SpA(a)	321,300	122,362
Tiscali SpA(a)(c)	1,801,877	266,972
Vittoria Assicurazioni SpA	8,850	45,113

		33,638,811
JAPAN—23.65%
Access Co. Ltd.	304	379,670

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI EAFE Small Cap Index Fund

October 31, 2010

Adeka Corp.	90,000	960,894
Advance Residence Investment Corp.(a)	912	1,585,102
Aeon Delight Co. Ltd.	15,000	278,585
Airport Facilities Co. Ltd.	15,000	59,032
Alps Electric Co. Ltd.	210,000	1,879,702
AnGes MG Inc.(a)	456	424,581
Arnest One Corp.	30,000	316,946
Awa Bank Ltd. (The)	450,000	3,055,866
Bank of Iwate Ltd. (The)	45,000	1,902,235
Bank of Nagoya Ltd. (The)	304,000	920,869
Calsonic Kansei Corp.(a)	304,000	1,018,994
Capcom Co. Ltd.	60,800	954,836
COMSYS Holdings Corp.	167,200	1,484,147
CSK Holdings Corp.(a)	120,000	402,235
Culture Convenience Club Co. Ltd.(c)	151,400	672,889
CyberAgent Inc.	600	995,903
DA Office Investment Corp.	304	911,434
Daifuku Co. Ltd.	152,000	722,731
Daihen Corp.	304,000	1,369,981
Daikyo Inc.(a)(c)	300,000	465,549
Dainippon Screen Manufacturing Co. Ltd.(a)	300,000	1,705,773
Daio Paper Corp.	152,000	986,915
Daishi Bank Ltd. (The)	750,000	2,318,436
Daiwabo Holdings Co. Ltd.	152,000	350,987
DISCO Corp.	30,400	1,760,596
Don Quijote Co. Ltd.	60,800	1,659,829
Dr. Ci:Labo Co. Ltd.	300	1,065,922
Duskin Co. Ltd.	120,000	2,106,518
eAccess Ltd.(c)	2,100	1,530,354
Ebara Corp.(a)	456,000	1,953,073
EDION Corp.	121,600	899,734
Exedy Corp.	60,800	1,900,613
Fuji Machine Manufacturing Co. Ltd.	91,400	1,509,150
Fuji Oil Co. Ltd.	60,000	861,825
Fuji Soft Inc.	60,800	898,980
Fujikura Ltd.	456,000	2,122,905
Funai Electric Co. Ltd.	30,400	932,569
Furuno Electric Co. Ltd.	30,000	129,609
Global One Real Estate Investment Corp. Ltd.	300	2,346,369
Glory Ltd.	91,200	2,009,683
GMO Internet Inc.	120,000	429,050
Gunze Ltd.	150,000	521,415
H.I.S. Co. Ltd.	60,800	1,293,746
H2O Retailing Corp.(c)	300,000	1,962,756
Hanwa Co. Ltd.	456,000	1,800,223
Haseko Corp.(a)	1,369,000	1,172,700
Heiwa Real Estate Co. Ltd.	532,000	1,406,778
Higo Bank Ltd. (The)	450,000	2,094,972
Hitachi Zosen Corp.(c)	1,140,000	1,641,713
Hogy Medical Co. Ltd.	30,000	1,363,129
Hokkoku Bank Ltd. (The)	608,000	2,445,587
Honeys Co. Ltd.	43,500	603,222
Hosiden Corp.	121,400	1,202,696
Hyakugo Bank Ltd. (The)	456,000	1,919,106
Hyakujushi Bank Ltd. (The)	600,000	2,160,149
Iino Kaiun Kaisha Ltd.	167,600	749,050
Inabata & Co. Ltd.	75,400	376,298
Inui Steamship Co. Ltd.	60,800	305,698
Iseki & Co. Ltd.(a)(c)	304,000	739,714
IT Holdings Corp.	106,400	1,175,618
Iwai Cosmo Holdings Inc.	15,000	94,972
Izumi Co. Ltd.	121,600	1,604,728
Japan Airport Terminal Co. Ltd.	76,400	1,251,993
Japan Digital Laboratory Co. Ltd.	165,000	1,651,024
Japan Excellent Inc.	304	1,702,098
Japan Logistics Fund Inc.	300	2,469,274
Japan Securities Finance Co. Ltd.	180,000	1,101,676
Juki Corp.(a)(c)	456,000	718,957
Juroku Bank Ltd. (The)	456,000	1,375,642

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI EAFE Small Cap Index Fund

October 31, 2010

JVC KENWOOD Holdings Inc.(a)(c)	141,180	517,047
K’s Holdings Corp.	60,060	1,491,993
kabu.com Securities Co. Ltd.	121,600	419,675
Kagome Co. Ltd.	45,000	846,927
Kagoshima Bank Ltd. (The)	304,000	1,819,094
Kakaku.com Inc.	304	1,468,107
Kanematsu Corp.(a)	1,216,000	996,350
Kayaba Industry Co. Ltd.	304,000	1,781,353
Keihin Corp.	76,000	1,618,125
Keiyo Bank Ltd. (The)	450,000	2,039,106
Kenedix Inc.(a)	2,700	544,022
Kenedix Realty Investment Corp.	306	1,213,743
Kewpie Corp.	165,000	2,097,579
Kitz Corp.	304,000	1,347,337
Kiyo Holdings Inc.	1,368,000	1,834,190
Kobayashi Pharmaceutical Co. Ltd.	60,000	2,793,296
Komeri Co. Ltd.	60,800	1,263,553
Leopalace21 Corp.(a)(c)	210,000	237,244
Lion Corp.	150,000	808,194
Macnica Inc.	15,000	288,082
Macromill Inc.	150	230,726
Maruha Nichiro Holdings Inc.	760,000	1,245,438
Marusan Securities Co. Ltd.	243,200	1,231,851
Matsuya Co. Ltd.(a)(c)	45,600	247,389
Meidensha Corp.(c)	150,000	534,451
Meitec Corp.(a)	91,600	1,826,314
MID REIT Inc.	456	1,092,022
Ministop Co. Ltd.	15,000	221,788
Miraca Holdings Inc.	60,000	2,157,169
Misumi Group Inc.	135,000	2,891,061
Mitsubishi Steel Manufacturing Co. Ltd.	456,000	1,086,927
Mizuno Corp.(c)	450,000	1,921,788
Monex Group Inc.	1,824	432,959
Mori Hills REIT Investment Corp.	150	442,644
Mori Seiki Co. Ltd.(c)	121,600	1,186,562
MORI TRUST Sogo REIT Inc.	304	2,758,833
Musashino Bank Ltd. (The)	60,800	1,763,993
Nabtesco Corp.	152,000	2,689,013
Nagase & Co. Ltd.	300,000	3,512,104
Namura Shipbuilding Co. Ltd.	15,000	77,840
Nanto Bank Ltd. (The)	304,000	1,592,651
Net One Systems Co. Ltd.	1,062	1,480,603
Nichi-Iko Pharmaceutical Co. Ltd.	60,000	2,113,967
Nichicon Corp.	91,000	1,014,500
Nifco Inc.	90,000	2,264,804
Nihon Dempa Kogyo Co. Ltd.	45,600	826,518
Nihon Kohden Corp.	61,000	1,159,417
Nihon Parkerizing Co. Ltd.	150,000	1,968,343
Nihon Unisys Ltd.	152,000	968,045
Nippon Coke & Engineering Co. Ltd.	375,000	609,870
Nippon Commercial Investment Corp.	304	341,929
Nippon Denko Co. Ltd.	152,000	1,126,555
Nippon Kayaku Co. Ltd.	300,000	2,916,201
Nippon Konpo Unyu Soko Co. Ltd.	300,000	3,251,397
Nippon Light Metal Co. Ltd.(a)	1,064,000	1,783,240
Nippon Paint Co. Ltd.	450,000	3,318,436
Nippon Seiki Co. Ltd.	152,000	1,537,927
Nippon Sharyo Ltd.	304,000	1,339,789
Nippon Shinyaku Co. Ltd.	152,000	2,151,210
Nippon Suisan Kaisha Ltd.	456,000	1,449,237
Nippon Yakin Kogyo Co. Ltd.(a)	152,000	447,225
Nishi-Nippon Railroad Co. Ltd.	750,000	3,212,291
Nishimatsuya Chain Co. Ltd.	121,600	1,169,957
Nisshin OilliO Group Ltd. (The)	304,000	1,336,015
Nitto Boseki Co. Ltd.	608,000	1,411,496
NSD Co. Ltd.	121,600	1,293,746
Ogaki Kyoritsu Bank Ltd. (The)	456,000	1,279,404
Okasan Securities Group Inc.	456,000	1,477,542
Oki Electric Industry Co. Ltd.(a)	1,214,000	1,054,997

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI EAFE Small Cap Index Fund

October 31, 2010

Okinawa Electric Power Co. Inc. (The)	30,400	1,396,400
Okuma Corp.(a)	304,000	1,803,998
Onoken Co. Ltd.	15,000	112,663
Orient Corp.(a)(c)	456,000	311,359
ORIX JREIT Inc.	456	2,439,926
Osaka Securities Exchange Co. Ltd.	304	1,528,492
OSG Corp.	167,200	1,745,688
Pacific Metals Co. Ltd.	152,000	1,264,308
PARK24 Co. Ltd.	225,000	2,173,184
Pioneer Corp.(a)	243,200	839,349
Point Inc.	24,260	1,013,469
Premier Investment Corp.	150	693,669
Press Kogyo Co. Ltd.(a)	304,000	1,147,312
Prima Meat Packers Ltd.	150,000	154,562
Promise Co. Ltd.(c)	97,500	407,914
Rengo Co. Ltd.	304,000	1,936,089
Resorttrust Inc.	165,000	2,556,425
Roland Corp.	106,400	1,104,288
Ryohin Keikaku Co. Ltd.	45,600	1,616,804
Saizeriya Co. Ltd.	46,000	869,174
San-in Godo Bank Ltd. (The)	304,000	2,102,148
Sanken Electric Co. Ltd.(c)	304,000	1,086,927
Sankyu Inc.	456,000	1,913,445
Sanshin Electronics Co. Ltd.	15,000	121,415
Sanwa Holdings Corp.	610,000	1,741,775
Sanyo Shokai Ltd.	152,000	596,300
Sanyo Special Steel Co. Ltd.	304,000	1,494,525
SATO Corp.	15,000	171,695
Sawai Pharmaceutical Co. Ltd.(c)	30,000	2,618,250
Seino Holdings Co. Ltd.	304,000	1,853,060
Shiga Bank Ltd. (The)	450,000	2,363,129
Shima Seiki Manufacturing Ltd.	45,600	870,674
Shimachu Co. Ltd.	106,400	2,183,479
Shinko Plantech Co. Ltd.	106,400	985,405
Simplex Technology Inc.	750	341,713
Sinfonia Technology Co. Ltd.(c)	304,000	600,075
So-net Entertainment Corp.	300	776,536
So-net M3 Inc.	152	694,426
Sotetsu Holdings Inc.	1,350,000	4,273,743
Star Micronics Co. Ltd.	91,200	869,542
Sumitomo Bakelite Co. Ltd.	450,000	2,435,754
Sumitomo Forestry Co. Ltd.	243,400	1,800,949
Sumitomo Osaka Cement Co. Ltd.	760,000	1,471,881
Sumitomo Warehouse Co. Ltd. (The)	450,000	2,335,196
Tadano Ltd.	304,000	1,358,659
Taiyo Yuden Co. Ltd.	152,000	1,951,186
Takara Holdings Inc.	304,000	1,728,516
Teikoku Piston Ring Co. Ltd.	45,000	334,637
Toagosei Co. Ltd.	450,000	1,972,067
TOC Co. Ltd.	243,000	1,001,564
Toda Corp.	456,000	1,539,814
Toho Holdings Co. Ltd.	76,000	1,063,340
Toho Zinc Co. Ltd.	304,000	1,279,404
Tokai Carbon Co. Ltd.	304,000	1,792,675
Tokai Tokyo Financial Holdings Inc.	456,000	1,585,102
Tokyo Dome Corp.	456,000	1,137,877
Tokyo Seimitsu Co. Ltd.	76,200	984,782
Tokyo Tomin Bank Ltd. (The)	60,800	572,901
Tokyu Construction Co. Ltd.	18,000	54,972
TOKYU REIT Inc.	304	1,668,132
Tomy Co. Ltd.	165,000	1,267,970
Topcon Corp.	152,000	584,978
Topre Corp.	30,000	218,994
Toshiba Machine Co. Ltd.	304,000	1,249,212
Toyo Kanetsu K.K.	150,000	230,913
TS Tech Co. Ltd.	60,800	996,350
Tsukuba Bank Ltd.(a)	105,000	315,456
ULVAC Inc.	45,600	918,793
Usen Corp.(a)	252,000	147,039

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI EAFE Small Cap Index Fund

October 31, 2010

VeriSign Japan K.K.	300	113,408
Wacom Co. Ltd.	608	695,935
Works Applications Co. Ltd.	900	376,536
Xebio Co. Ltd.	60,800	1,192,601
Yamatake Corp.	91,200	2,218,011
Yodogawa Steel Works Ltd.	450,000	1,664,804
Yoshinoya Holdings Co. Ltd.	1,800	2,201,117
Zappallas Inc.	150	207,821
Zeon Corp.	304,000	2,505,971

		283,967,858
NETHERLANDS—2.50%
Aalberts Industries NV	129,077	2,354,680
Arcadis NV	81,213	1,808,305
BinckBank NV	76,806	1,357,894
Crucell NV(a)	79,389	2,565,470
CSM NV CVA	90,541	2,862,928
Imtech NV	80,909	2,714,675
Kardan NV(a)	55,866	318,358
Koninklijke BAM Groep NV	237,150	1,596,984
Koninklijke Wessanen NV(a)	239,934	900,408
Mediq NV	105,201	2,009,779
New World Resources NV Class A	38,700	476,426
Nutreco NV	35,629	2,588,945
SNS REAAL NV(a)	150,000	692,170
TomTom NV(a)(c)	17,700	155,012
USG People NV(a)	89,431	1,658,786
VastNed Retail NV	32,465	2,253,900
Wavin NV(a)	33,982	468,254
Wereldhave NV	31,373	3,185,807

		29,968,781
NEW ZEALAND—0.64%
Fisher & Paykel Appliances Holdings Ltd.(a)	1,387,500	636,696
Fisher & Paykel Healthcare Corp. Ltd.	683,400	1,693,433
Freightways Ltd.	917,400	2,132,948
Kiwi Income Property Trust	2,190,804	1,759,304
Mainfreight Ltd.	276,000	1,519,811

		7,742,192
NORWAY—2.86%
ABG Sundal Collier Holding ASA	1,050,000	1,303,340
Acergy SA	209,100	4,200,392
BW Offshore Ltd.(a)(c)	125,330	271,342
BWG Homes ASA(a)	30,000	114,619
Cermaq ASA(a)	109,000	1,374,276
Deep Sea Supply PLC(a)	75,000	138,816
Det norske oljeselskap ASA(a)	30,000	127,354
DNO International ASA(a)	839,598	1,311,627
EDB Business Partner ASA(a)	18,300	55,623
Eltek ASA(a)	375,000	170,654
Fred Olsen Energy ASA	47,015	1,756,347
Frontline Ltd.	52,424	1,487,502
Golden Ocean Group Ltd.	197,700	284,678
Grieg Seafood ASA	75,000	217,775
Marine Harvest ASA	1,949,606	1,926,730
Norse Energy Corp. ASA(a)	600,000	135,505
Norske Skogindustrier ASA(a)(c)	105,450	213,976
Northern Offshore Ltd.(a)	142,200	338,048
Norwegian Energy Co. ASA(a)	150,000	435,550
Norwegian Property ASA(a)	502,500	938,598
Opera Software ASA(c)	60,000	289,348
Petroleum Geo-Services ASA(a)	117,900	1,465,467
Prosafe SE	30,600	200,619
Schibsted ASA	52,555	1,436,782

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI EAFE Small Cap Index Fund

October 31, 2010

Sevan Marine ASA(a)	450,000	603,276
Songa Offshore SE(a)	91,200	417,199
SpareBank 1 SMN	247,993	2,231,857
Stolt-Nielsen SA	63,420	1,130,750
Storebrand ASA(a)	305,946	2,213,642
Subsea 7 Inc.(a)(c)	106,400	2,224,082
TGS-NOPEC Geophysical Co. ASA	121,236	2,089,531
Tomra Systems ASA	250,250	1,517,027
Veidekke ASA	212,800	1,752,526

		34,374,858
PORTUGAL—0.64%
Mota-Engil SGPS SA	329,962	981,434
Portucel Empresa Produtore de Pasta e Papel SA	895,050	2,976,965
Redes Energeticas Nacionais SA	312,150	1,170,981
Semapa—Sociedade de Investimento e Gestao SGPS SA	220,531	2,602,322

		7,731,702
SINGAPORE—2.55%
Banyan Tree Holdings Ltd.(a)	1,826,000	1,312,096
Biosensors International Group Ltd.(a)	1,368,000	1,183,821
Cambridge Industrial Trust(c)	1,020,000	429,515
CapitaCommercial Trust	1,824,000	2,099,872
CDL Hospitality Trusts	1,050,000	1,736,141
CH Offshore Ltd.	600,000	245,702
Chemoil Energy Ltd.(a)	150,000	53,250
Creative Technology Ltd.	7,500	24,454
CSE Global Ltd.	300,000	245,702
Ezra Holdings Ltd.(c)	912,000	1,233,147
Frasers Centrepoint Trust	275,000	320,842
Frasers Commercial Trust(c)	2,700,000	333,784
Gallant Venture Ltd.(a)	600,000	122,851
Hi-P International Ltd.(c)	150,000	121,692
Hyflux Ltd.	150,000	365,076
Indofood Agri Resources Ltd.(a)(c)	456,000	916,052
k1 Ventures Ltd.	300,000	34,769
KS Energy Services Ltd.(a)(c)	150,000	120,533
Li Heng Chemical Fibre Technologies Ltd.(c)	1,350,000	224,261
Lippo-Mapletree Indonesia Retail Trust(c)	750,000	315,820
M1 Ltd.(c)	300,000	514,584
Mapletree Logistics Trust(c)	648,000	450,608
Metro Holdings Ltd.	3,450,000	2,172,494
Oceanus Group Ltd.(a)(c)	1,050,000	259,610
Pacific Century Regional Developments Ltd.	450,000	67,800
Raffles Education Corp. Ltd.(a)(c)	1,824,000	394,607
Singapore Post Ltd.(c)	4,350,000	3,966,003
SMRT Corp. Ltd.	1,350,000	2,138,304
Straits Asia Resources Ltd.(c)	608,000	1,075,774
Suntec REIT	3,000,000	3,615,994
Tat Hong Holdings Ltd.	150,000	124,010
Venture Corp. Ltd.	304,000	2,128,059
Wing Tai Holdings Ltd.	1,064,000	1,438,671
Yanlord Land Group Ltd.	600,000	797,373

		30,583,271
SPAIN—1.99%
Abengoa SA(c)	61,378	1,697,655
Almirall SA	63,000	595,433
Amper SA(a)	7,050	38,509
Avanzit SA(a)	192,756	155,925
Banco Pastor SA(c)	217,778	1,062,441
Bolsas y Mercados Espanoles	60,662	1,652,557
Construcciones y Auxiliar de Ferrocarriles SA	3,900	2,194,806
Ebro Puleva SA	137,850	3,026,287
FAES FARMA SA	270,060	1,112,932

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI EAFE Small Cap Index Fund

October 31, 2010

General de Alquiler de Maquinaria SA(a)	14,550	39,233
NH Hoteles SA(a)(c)	136,950	716,656
Obrascon Huarte Lain SA(c)	65,550	2,141,948
Papeles y Cartones de Europa SA(a)(c)	229,800	1,229,687
Tecnicas Reunidas SA	32,850	2,041,608
Tubacex SA(a)(c)	277,519	972,024
Tubos Reunidos SA(a)	297,658	794,333
Viscofan SA	95,700	3,329,327
Zeltia SA(a)(c)	233,100	1,043,234

		23,844,595
SWEDEN—3.40%
Alliance Oil Co. Ltd. SDR(a)	25,500	367,779
Axis Communications AB	27,750	434,583
B & B Tools AB Class B	12,600	189,807
BioInvent International AB(a)	34,650	134,885
Black Earth Farming Ltd. SDR(a)(c)	49,800	144,839
Castellum AB	226,526	2,954,599
D. Carnegie & Co. AB(b)(c)	25,632	—
Elekta AB Class B	116,850	4,405,817
EOS Russia AB(a)	37,500	248,893
Fabege AB	245,297	2,557,349
Gunnebo AB(a)	43,350	278,021
Hakon Invest AB(c)	91,200	1,664,934
Haldex AB(a)	5,400	64,432
Hexpol AB	60,800	1,215,148
HiQ International AB(a)	50,850	263,931
Industrial & Financial Systems Class B	11,550	163,654
Intrum Justitia AB	121,600	1,668,561
JM AB	90,000	1,946,396
Kungsleden AB	192,976	1,525,457
Lindab International AB(a)	91,200	1,292,228
Loomis AB Class B	104,937	1,306,880
Lundin Petroleum AB(a)	46,950	442,561
Meda AB Class A	212,800	1,742,467
Munters AB	13,200	151,103
NCC AB Class B	91,200	1,938,342
Net Entertainment NE AB(a)	22,650	245,766
Net Insight AB Class B(a)	231,600	137,135
Nibe Industrier AB Class B	148,657	1,823,652
Niscayah Group AB	587,931	1,008,428
Nobia AB(a)	283,200	2,196,429
Oriflame Cosmetics SA SDR	39,876	2,248,144
PA Resources AB(a)	562,600	448,925
Peab AB	221,461	1,758,885
Proffice AB Class B	60,000	230,883
RNB RETAIL AND BRANDS AB(a)	68,700	78,386
Saab AB	6,750	105,105
SAS AB(a)(c)	115,803	438,707
TradeDoubler AB(a)	75,000	354,602
Transcom WorldWide SA Class B SDR	18,300	51,586
Trelleborg AB Class B	276,150	2,592,755

		40,822,054
SWITZERLAND—4.94%
Acino Holding AG Registered	3,559	315,913
Advanced Digital Broadcast Holdings SA Registered	2,250	63,828
Allreal Holding AG Registered	8,700	1,200,397
Ascom Holding AG Registered(a)	47,700	632,928
Bank Sarasin & Compagnie AG Class B Registered	56,920	2,083,498
Barry Callebaut AG Registered(a)	2,700	2,178,394
Basilea Pharmaceutica AG Registered(a)	9,609	674,144
Basler Kantonalbank Participation Certificates	4,650	672,323
Bucher Industries AG Registered	8,928	1,371,653
Burckhardt Compression Holding AG	6,080	1,447,825
Charles Voegele Holding AG Bearer(a)	16,717	883,868
Clariant AG Registered(a)	218,654	3,699,443

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI EAFE Small Cap Index Fund

October 31, 2010

COLTENE Holding AG Registered	1,200	67,595
Daetwyler Holding AG Bearer	2,100	155,872
Dufry AG Registered(a)	12,000	1,394,611
EMS-Chemie Holding AG	4,950	770,056
Flughafen Zurich AG Registered	4,804	1,771,887
Forbo Holding AG Registered	3,334	1,791,580
Galenica Holding AG Registered	5,909	2,855,366
Gategroup Holding AG(a)(c)	24,092	1,118,251
Georg Fischer AG Registered(a)	4,800	2,059,583
Gottex Fund Management Holdings Ltd.	5,400	27,398
Gurit Holding AG	600	327,911
Helvetia Holding AG	1,350	475,966
Inficon Holding AG	450	68,175
Kaba Holding AG Class B Registered	7,200	2,415,862
Kardex AG Bearer(a)	7,350	207,384
Komax Holding AG(a)	3,600	334,743
Kuoni Reisen Holding AG Class B Registered	5,250	2,252,669
LifeWatch AG Registered(a)	15,340	163,772
Meyer Burger Technology AG(a)	18,300	582,400
Mobilezone Holding AG	61,500	656,584
Mobimo Holding AG Registered(a)	3,150	604,377
OC Oerlikon Corp. AG Registered(a)	40,500	212,074
Orascom Development Holding AG(a)	4,360	264,881
Panalpina Welttransport Holding AG Registered(a)	15,682	1,959,652
Partners Group Holding AG	13,912	2,546,172
Petroplus Holdings AG(a)	70,388	832,346
Phoenix Mecano	150	97,611
PSP Swiss Property AG Registered(a)	44,638	3,431,248
PubliGroupe SA Registered(a)	300	29,588
Rieter Holding AG Registered(a)	5,562	1,611,764
Schulthess Group AG Registered	19,247	732,893
Schweizerische National-Versicherungs-Gesellschaft AG	4,650	150,824
Sulzer AG Registered	22,543	2,745,960
Swiss Prime Site AG Registered(a)	35,100	2,521,418
Swisslog Holding AG Registered	345,600	309,230
Tecan AG Registered	24,337	1,695,053
Temenos Group AG Registered(a)	67,878	2,277,554
Valartis Group AG Bearer	1,350	32,806
Valora Holding AG Registered	6,230	1,646,975
Von Roll Holding AG Bearer(c)	96,122	510,175
Zehnder Group AG	150	306,558
Zueblin Immobilien Holding AG Registered(a)	26,700	100,447

		59,341,485
UNITED KINGDOM—20.19%
Aberdeen Asset Management PLC	686,900	1,952,628
Aegis Group PLC	1,064,644	2,139,606
Afren PLC(a)	702,300	1,454,074
Amlin PLC	449,900	2,924,675
Anglo Pacific Group PLC	31,950	168,570
Ashtead Group PLC	796,383	1,600,485
AVEVA Group PLC	100,350	2,390,550
Avis Europe PLC(a)	23,543	85,068
Avocet Mining PLC(a)	101,250	284,906
Barratt Developments PLC(a)	713,576	891,016
BBA Aviation PLC	587,850	1,894,747
Bellway PLC	150,481	1,284,746
Bodycote PLC	267,366	1,132,782
Borders & Southern Petroleum PLC(a)	288,600	322,990
Bovis Homes Group PLC(a)	212,708	1,183,470
Bowleven PLC(a)	110,700	298,666
Brit Insurance Holdings NV(a)	82,305	1,375,108
Britvic PLC	331,800	2,559,045
BSS Group PLC (The)	239,400	1,695,595
BTG PLC(a)	350,850	1,357,473
Cable & Wireless Communications PLC	2,082,552	1,779,663
Cape PLC	81,300	480,285
Capital & Counties Properties PLC	377,160	900,284

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI EAFE Small Cap Index Fund

October 31, 2010

Capital & Regional PLC(a)	117,900	64,561
Carillion PLC	556,800	3,063,219
Catlin Group Ltd.	334,592	1,865,356
Centamin Egypt Ltd.(a)	549,450	1,519,737
Ceres Power Holdings PLC(a)	29,700	38,818
Charter International PLC	162,667	1,919,332
Chaucer Holdings PLC	125,400	102,250
Chemring Group PLC	45,300	2,171,321
Close Brothers Group PLC	193,584	2,387,809
CLS Holdings PLC(a)	11,550	97,871
COLT Group SA(a)	470,563	910,327
Computacenter PLC	68,400	400,250
Cookson Group PLC(a)	277,800	2,287,356
Costain Group PLC	19,500	65,393
Cranswick PLC	17,850	255,420
Croda International PLC	79,950	1,838,110
CSR PLC(a)	171,228	870,007
Daily Mail & General Trust PLC Class A NVS	273,478	2,347,961
Dairy Crest Group PLC	214,228	1,268,649
Davis Service Group PLC (The)	316,650	2,105,030
De La Rue PLC	116,250	1,185,790
Debenhams PLC(a)	1,135,825	1,386,483
Dechra Pharmaceuticals PLC	66,362	562,328
Desire Petroleum PLC(a)	153,750	238,441
Development Securities PLC	59,940	225,205
Devro PLC	241,950	870,367
Dialog Semiconductor PLC(a)	21,600	393,586
Drax Group PLC	74,550	453,758
DS Smith PLC	480,750	1,292,056
DSG International PLC(a)	3,724,800	1,597,783
easyJet PLC(a)	194,192	1,415,762
Electrocomponents PLC	587,627	2,291,436
Elementis PLC	312,150	571,430
EnQuest PLC(a)	395,520	817,006
Enterprise Inns PLC(a)	256,050	467,094
Falkland Oil & Gas Ltd.(a)	41,850	68,583
Faroe Petroleum PLC(a)	102,150	318,469
Fenner PLC	101,550	423,592
Ferrexpo PLC	81,300	421,663
Fidessa Group PLC	23,250	594,754
Filtrona PLC	625,704	2,489,935
Findel PLC(a)	190,650	51,056
Forth Ports PLC	70,862	1,495,483
Galiform PLC(a)	759,900	944,607
Galliford Try PLC	14,850	72,414
GAME Group PLC (The)	445,707	504,162
Gem Diamonds Ltd.(a)	65,700	208,507
Genus PLC	25,200	340,247
GKN PLC	1,599,900	4,535,194
Go-Ahead Group PLC (The)	53,400	1,164,528
Grainger PLC	164,850	280,694
Greene King PLC	280,350	1,874,471
Greggs PLC	98,550	722,106
Gulf Keystone Petroleum Ltd.(a)(c)	422,550	1,047,138
Halfords Group PLC	307,950	2,085,105
Halma PLC	696,000	3,635,403
Hampson Industries PLC	158,850	81,270
Hamworthy PLC	20,100	126,214
Hardy Oil & Gas PLC(a)	23,100	68,786
Hays PLC	1,197,355	2,115,336
Henderson Group PLC	890,135	1,870,017
Heritage Oil PLC(a)	229,351	1,263,235
Highland Gold Mining Ltd.(a)	49,200	125,071
Hikma Pharmaceuticals PLC	86,850	1,091,407
Hiscox Ltd.	471,152	2,670,370
HMV Group PLC	705,975	510,743
Hochschild Mining PLC	154,350	1,195,377
Holidaybreak PLC	6,600	31,129
Homeserve PLC	353,697	2,563,370

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI EAFE Small Cap Index Fund

October 31, 2010

Hunting PLC	158,778	1,636,091
IG Group Holdings PLC	327,511	2,767,356
IMI PLC	211,800	2,673,451
Inchcape PLC(a)	410,114	2,286,392
Informa PLC	602,925	4,202,851
Intec Telecom Systems PLC	142,200	163,692
Intermediate Capital Group PLC	432,750	2,233,391
International Personal Finance PLC	279,900	1,391,738
Interserve PLC	228,654	734,800
James Fisher & Sons PLC	9,750	79,968
Jardine Lloyd Thompson Group PLC	130,350	1,233,749
Jazztel PLC(a)	245,742	1,127,138
JD Wetherspoon PLC	191,250	1,253,659
JJB Sports PLC(a)	293,550	45,243
JKX Oil & Gas PLC	117,995	529,919
John Wood Group PLC	340,721	2,372,364
Johnston Press PLC(a)	473,400	96,501
Kesa Electricals PLC	776,400	1,967,474
Ladbrokes PLC	888,000	1,871,210
Laird PLC	221,613	527,929
Lavendon Group PLC	40,350	45,158
Logica PLC	1,489,845	3,084,644
Majestic Wine PLC	6,450	37,640
Marshalls PLC	77,700	133,854
Marston’s PLC	959,400	1,544,626
McBride PLC	133,317	382,173
Mecom Group PLC(a)	66,750	265,199
Meggitt PLC	328,950	1,736,080
Melrose PLC	407,253	1,834,194
Melrose Resources PLC	33,300	172,924
Michael Page International PLC	382,961	2,885,055
Micro Focus International PLC	203,754	1,243,759
Minerva PLC(a)	48,450	69,328
Misys PLC(a)	589,350	2,651,500
Mitchells & Butlers PLC(a)	311,250	1,604,846
Mondi PLC	351,150	2,919,377
Moneysupermarket.com Group PLC	256,650	343,038
Morgan Crucible Co. PLC (The)	419,198	1,534,790
Morgan Sindall Group PLC	23,100	248,739
Mouchel Group PLC	57,750	78,481
National Express Group PLC(a)	366,600	1,459,439
Northern Foods PLC	348,390	263,185
Northgate PLC(a)	23,850	93,422
Northumbrian Water Group PLC	532,986	3,019,978
Novae Group PLC	178,054	1,041,902
Pace PLC	278,279	909,846
Paragon Group of Companies PLC	406,800	992,498
PartyGaming PLC(a)	202,552	815,753
Pendragon PLC(a)	249,150	85,643
Pennon Group PLC	314,413	3,131,719
Persimmon PLC(a)	294,750	1,606,950
Petra Diamonds Ltd.(a)	161,550	234,395
Petropavlovsk PLC	125,779	1,947,610
Playtech Ltd.	157,650	1,128,558
Premier Farnell PLC	658,111	2,865,108
Premier Foods PLC(a)	2,104,747	592,252
Premier Oil PLC(a)	112,890	3,034,013
Primary Health Properties PLC	68,850	357,752
Provident Financial PLC	167,100	2,083,844
Punch Taverns PLC(a)	326,700	374,509
PV Crystalox Solar PLC	231,750	196,377
PZ Cussons PLC	163,200	1,051,525
QinetiQ Group PLC	609,639	1,046,818
Quintain Estates and Development PLC(a)	300,450	189,742
Raven Russia Ltd.	251,550	209,133
Redrow PLC(a)	384,238	678,823
Regal Petroleum PLC(a)	247,425	62,304
Regus PLC	770,482	1,064,932
Rentokil Initial PLC(a)	1,679,285	2,660,678

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI EAFE Small Cap Index Fund

October 31, 2010

Restaurant Group PLC (The)	453,000	2,043,852
Robert Walters PLC	8,400	45,393
Rotork PLC	31,950	855,618
RPS Group PLC	97,350	319,691
Salamander Energy PLC(a)	73,200	255,715
SDL PLC(a)	205,500	1,974,606
Severfield-Rowen PLC	34,500	132,794
Shaftesbury PLC	329,461	2,349,271
Shanks Group PLC	220,650	392,286
SIG PLC(a)	565,512	1,026,200
SOCO International PLC(a)	198,762	996,560
Spectris PLC	168,188	3,035,870
Speedy Hire PLC	358,350	141,800
Spice PLC	171,000	190,693
Spirent Communications PLC	556,650	1,278,890
SSL International PLC	234,519	4,349,409
St. Modwen Properties PLC	42,150	109,171
Sterling Energy PLC(a)	98,250	102,496
Tate & Lyle PLC	427,088	3,427,799
Taylor Wimpey PLC(a)	2,786,400	993,442
Telecom plus PLC	7,800	48,636
Topps Tiles PLC(a)	62,550	63,753
Travis Perkins PLC	183,463	2,430,162
Trinity Mirror PLC(a)	318,758	541,482
TT electronics PLC	75,000	191,556
Tullett Prebon PLC	265,650	1,681,896
UK Coal PLC(a)	208,211	123,169
Ultra Electronics Holdings PLC	113,250	3,369,603
Umeco PLC	15,150	104,881
UNITE Group PLC(a)	188,100	625,527
United Business Media Ltd.	135,000	1,420,214
Valiant Petroleum PLC(a)	11,850	112,443
Vectura Group PLC(a)	895,656	866,345
Victrex PLC	54,750	1,130,068
W.S. Atkins PLC	118,147	1,422,368
Weir Group PLC (The)	193,888	4,829,616
Wellstream Holdings PLC	93,511	1,106,340
WH Smith PLC	269,781	2,089,343
William Hill PLC	639,380	1,642,741
Wincanton PLC	270,085	1,027,713
Wolfson Microelectronics PLC(a)	44,700	181,882
Workspace Group PLC	360,150	136,754
WSP Group PLC	52,500	331,551
Xchanging PLC	394,500	819,314
Yell Group PLC(a)(c)	1,866,900	420,558

		242,442,670

TOTAL COMMON STOCKS
(Cost: $1,042,116,359)		1,194,653,551

RIGHTS—0.01%

BELGIUM—0.01%
Agfa-Gevaert NV(a)	159,453	53,411

		53,411
HONG KONG—0.00%
Century City International Holdings Ltd.(a)	60,000	1,091

		1,091
SINGAPORE—0.00%
Cambridge Industrial Trust(a)(b)	30,000	325

		325

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI EAFE Small Cap Index Fund

October 31, 2010

SWITZERLAND—0.00%
Gategroup Holding AG(a)(b)	24,092	3

		3

TOTAL RIGHTS
(Cost: $0)		54,830

PREFERRED STOCKS—0.12%

GERMANY—0.12%
ProSiebenSat.1 Media AG	55,413	1,462,582

		1,462,582

TOTAL PREFERRED STOCKS
(Cost: $692,975)		1,462,582

SHORT-TERM INVESTMENTS—3.80%

MONEY MARKET FUNDS—3.80%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.28%(d)(e)(f)	40,002,520	40,002,520
BlackRock Cash Funds: Prime, SL Agency Shares
0.26%(d)(e)(f)	5,568,127	5,568,127
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(d)(e)	74,202	74,202

		45,644,849

TOTAL SHORT-TERM INVESTMENTS
(Cost: $45,644,849)		45,644,849

TOTAL INVESTMENTS IN SECURITIES—103.43%
(Cost: $1,088,454,183)		1,241,815,812
Other Assets, Less Liabilities—(3.43)%		(41,159,901)

NET ASSETS—100.00%		$1,200,655,911

NVS—Non-Voting Shares
SDR—Swedish Depositary Receipts

(a)	Non-income earning security.
(b)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® MSCI EAFE Value Index Fund

October 31, 2010

Security	Shares	Value

COMMON STOCKS—98.80%

AUSTRALIA—8.55%
AGL Energy Ltd.	111,144	$1,752,898
Alumina Ltd.	633,204	1,259,953
Amcor Ltd.	306,372	2,018,055
AMP Ltd.	527,142	2,759,202
ASX Ltd.	44,418	1,615,279
Australia and New Zealand Banking Group Ltd.	643,038	15,637,887
AXA Asia Pacific Holdings Ltd.	94,512	503,965
Bendigo and Adelaide Bank Ltd.	89,760	796,244
BGP Holdings PLC(a)	2,256,851	314
Billabong International Ltd.	18,150	144,638
Caltex Australia Ltd.	32,802	373,612
CFS Retail Property Trust	440,682	803,439
Commonwealth Bank of Australia	393,756	18,873,425
Crown Ltd.	112,662	919,893
CSR Ltd.	386,100	688,789
Dexus Property Group	1,243,770	1,011,889
Fairfax Media Ltd.(b)	549,450	780,928
Foster’s Group Ltd.	503,976	2,884,944
Goodman Fielder Ltd.	355,146	516,949
Goodman Group	1,645,908	1,016,391
GPT Group	451,744	1,235,411
Harvey Norman Holdings Ltd.	147,048	479,974
Incitec Pivot Ltd.	419,100	1,528,183
Insurance Australia Group Ltd.	362,340	1,349,630
Intoll Group	587,070	866,046
Lend Lease Group	135,630	958,530
Macquarie Group Ltd.	30,756	1,091,323
MAp Group	40,596	121,366
Metcash Ltd.	203,082	869,896
Mirvac Group	831,864	1,055,934
National Australia Bank Ltd.	539,022	13,451,774
OneSteel Ltd.	171,600	454,146
Orica Ltd.	92,004	2,270,791
QBE Insurance Group Ltd.	263,802	4,442,382
Santos Ltd.	136,686	1,690,823
Sonic Healthcare Ltd.	92,400	986,313
SP AusNet	332,310	302,929
Stockland Corp. Ltd.	599,808	2,216,503
Suncorp-Metway Ltd.	323,796	2,919,940
Tabcorp Holdings Ltd.	151,993	1,099,499
Tabcorp Holdings Ltd. New(a)(c)	16,888	122,166
Tatts Group Ltd.	323,268	792,168
Telstra Corp. Ltd.	1,103,652	2,888,405
Toll Holdings Ltd.	59,136	359,384
Wesfarmers Ltd.	255,420	8,297,019
Wesfarmers Ltd. Partially Protected	38,148	1,248,541
Westfield Group	558,360	6,775,629

		114,233,399
AUSTRIA—0.28%
Erste Group Bank AG	47,256	2,130,039
IMMOFINANZ AG Escrow(a)(c)	269,008	37
OMV AG	38,214	1,425,836

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI EAFE Value Index Fund

October 31, 2010

Vienna Insurance Group AG	4,488	241,063

		3,796,975
BELGIUM—0.93%
Ageas	571,494	1,754,652
Belgacom SA	38,280	1,499,860
Compagnie Nationale a Portefeuille SA	7,128	379,496
Delhaize Group SA	25,872	1,804,808
Dexia SA(c)	141,768	630,342
Groupe Bruxelles Lambert SA	20,724	1,832,817
KBC Groep NV(c)	40,854	1,774,753
Mobistar SA	2,442	161,425
Solvay SA	15,114	1,598,419
UCB SA	25,410	984,295

		12,420,867
DENMARK—0.23%
Carlsberg A/S Class B	27,386	2,991,415
TrygVesta A/S	1,980	99,651

		3,091,066
FINLAND—1.70%
Fortum OYJ	113,256	3,206,534
Metso OYJ	11,418	540,687
Nokia OYJ	953,502	10,284,117
Orion OYJ Class B	22,506	477,662
Outokumpu OYJ	19,866	356,468
Pohjola Bank PLC	35,773	452,212
Rautaruukki OYJ	22,044	437,218
Sampo OYJ Class A	107,316	3,002,562
Sanoma OYJ	19,734	444,064
UPM-Kymmene OYJ	129,756	2,155,158
Wartsila OYJ Class B	19,866	1,391,633

		22,748,315
FRANCE—12.56%
Air France-KLM(c)	23,628	430,704
Alcatel-Lucent(c)	291,654	1,022,343
ArcelorMittal	218,064	6,999,800
AXA	436,722	7,939,561
BNP Paribas	156,486	11,429,623
Bouygues SA	58,410	2,570,694
Cap Gemini SA	18,744	954,947
Casino Guichard-Perrachon SA	13,860	1,300,321
CNP Assurances SA	39,336	784,013
Compagnie de Saint-Gobain	97,284	4,537,818
Credit Agricole SA	154,044	2,521,096
European Aeronautic Defence and Space Co. NV(c)	101,442	2,662,677
Fonciere des Regions	5,808	661,948
France Telecom SA	470,184	11,282,832
GDF Suez	316,206	12,604,712
Gecina SA	4,457	540,185
Klepierre	24,090	935,842
Lafarge SA	51,216	2,922,862
Lagardere SCA	30,426	1,295,950
M6-Metropole Television	9,570	233,439
Natixis(c)	115,566	707,875
Neopost SA	8,382	695,397
PagesJaunes Groupe SA(b)	30,228	331,910
PPR SA	19,272	3,155,410

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI EAFE Value Index Fund

October 31, 2010

PSA Peugeot Citroen SA(c)	39,006	1,550,534
Sanofi-Aventis	266,706	18,601,464
Schneider Electric SA	60,654	8,598,908
SCOR SE	43,560	1,069,814
Societe Generale	104,214	6,232,046
STMicroelectronics NV	54,054	472,115
Suez Environnement SA	45,606	890,282
Thales SA	15,246	620,773
Total SA	537,240	29,155,296
Unibail-Rodamco SE	22,968	4,778,908
Veolia Environnement	88,044	2,582,669
Vinci SA	110,286	5,883,138
Vivendi SA	312,972	8,915,323

		167,873,229
GERMANY—9.72%
Allianz SE Registered	115,302	14,429,657
BASF SE	232,650	16,905,278
Bayer AG	211,332	15,749,826
Celesio AG	9,372	223,138
Continental AG(c)	8,778	761,558
Daimler AG Registered(c)	81,312	5,360,329
Deutsche Bank AG Registered	237,303	13,661,457
Deutsche Post AG Registered	214,368	3,992,532
Deutsche Telekom AG Registered	713,262	10,320,091
E.ON AG	457,974	14,322,111
Fraport AG	5,478	347,041
Fresenius SE	2,178	191,955
GEA Group AG	22,044	575,706
Hannover Rueckversicherung AG Registered	14,652	740,261
Linde AG	15,312	2,201,639
MAN SE	27,456	3,014,727
Muenchener Rueckversicherungs-Gesellschaft AG Registered	47,916	7,482,338
RWE AG	106,128	7,596,629
Salzgitter AG	10,626	761,937
Siemens AG Registered	74,712	8,523,371
ThyssenKrupp AG	41,316	1,518,320
TUI AG(c)	18,810	219,453
Volkswagen AG	7,458	978,124

		129,877,478
GREECE—0.51%
Alpha Bank AE(c)	130,020	860,203
Bank of Cyprus Public Co. Ltd.	214,296	997,798
EFG Eurobank Ergasias SA(c)	82,830	512,308
Hellenic Telecommunications Organization SA SP ADR	127,998	510,712
National Bank of Greece SA SP ADR	1,213,674	2,742,903
OPAP SA	27,060	509,625
Piraeus Bank SA(c)	26,400	137,233
Public Power Corp. SA	29,040	486,371

		6,757,153
HONG KONG—2.73%
Cathay Pacific Airways Ltd.	198,000	532,526
Cheung Kong (Holdings) Ltd.	330,000	5,023,025
Cheung Kong Infrastructure Holdings Ltd.	132,000	551,681
CLP Holdings Ltd.	495,000	4,022,677
Hang Lung Group Ltd.	198,000	1,314,075
Hang Seng Bank Ltd.	198,000	2,896,328
Henderson Land Development Co. Ltd.	264,000	1,874,695
Hongkong Electric Holdings Ltd.	363,000	2,306,122
Hopewell Holdings Ltd.	165,000	519,330

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI EAFE Value Index Fund

October 31, 2010

Hutchison Whampoa Ltd.	528,000	5,203,514
Hysan Development Co. Ltd.	132,000	509,965
Link REIT (The)	594,000	1,831,276
Mongolia Energy Corp. Ltd.(c)	462,000	176,998
MTR Corp. Ltd.	198,000	753,454
New World Development Co. Ltd.	660,000	1,302,581
NWS Holdings Ltd.	198,000	466,886
Orient Overseas International Ltd.	33,000	289,250
PCCW Ltd.	726,000	277,203
Shangri-La Asia Ltd.	132,000	296,954
Sino Land Co. Ltd.	396,000	826,500
Swire Pacific Ltd. Class A	99,000	1,404,744
Television Broadcasts Ltd.	66,000	351,612
Wharf (Holdings) Ltd. (The)	333,750	2,191,334
Wheelock and Co. Ltd.	264,000	924,577
Yue Yuen Industrial (Holdings) Ltd.(b)	198,000	710,034

		36,557,341
IRELAND—0.05%
Anglo Irish Bank Corp. Ltd.(a)	246,432	34
Bank of Ireland(c)	876,018	648,969

		649,003
ISRAEL—0.77%
Bank Hapoalim Ltd.(c)	251,262	1,141,251
Bank Leumi le-Israel(c)	303,270	1,398,358
Bezeq The Israel Telecommunication Corp. Ltd.	426,426	1,132,281
Discount Investment Corp. Ltd.	5,808	132,942
Israel Corp. Ltd. (The)(c)	594	638,094
Israel Discount Bank Ltd. Class A(c)	147,312	301,035
Mizrahi Tefahot Bank Ltd.	33,198	310,903
NICE Systems Ltd.(c)	9,702	315,873
Ormat Industries Ltd.	23,034	184,310
Partner Communications Co. Ltd.	21,912	442,404
Teva Pharmaceutical Industries Ltd.	81,972	4,274,149

		10,271,600
ITALY—4.37%
A2A SpA	259,248	421,945
Atlantia SpA	29,747	678,891
Banca Carige SpA	149,028	360,413
Banca Monte dei Paschi di Siena SpA(c)	575,322	808,436
Banca Popolare di Milano Scrl	64,548	301,219
Banco Popolare SpA	162,360	871,628
Enel SpA	1,672,836	9,538,622
Eni SpA	661,254	14,879,860
Fiat SpA	68,442	1,156,751
Finmeccanica SpA	106,524	1,485,019
Intesa Sanpaolo SpA	1,963,962	6,899,346
Mediaset SpA	176,616	1,301,037
Mediobanca SpA(c)	123,552	1,278,493
Mediolanum SpA(b)	49,500	232,372
Parmalat SpA	446,292	1,225,716
Pirelli & C. SpA	28,974	247,063
Prelios SpA(c)	28,974	16,974
Snam Rete Gas SpA	356,532	1,928,905
Telecom Italia SpA	2,355,804	3,608,315
Terna SpA	323,268	1,489,464
UniCredit SpA	3,430,878	8,931,548
Unione di Banche Italiane ScpA	78,210	824,521

		58,486,538

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI EAFE Value Index Fund

October 31, 2010

JAPAN—21.27%
77 Bank Ltd. (The)	66,000	311,359
Acom Co. Ltd.(b)	9,906	113,510
Advantest Corp.	19,800	376,335
AEON Co. Ltd.	151,800	1,786,548
AEON Credit Service Co. Ltd.	12,300	141,400
Air Water Inc.	66,000	769,385
Ajinomoto Co. Inc.	198,000	1,887,821
Alfresa Holdings Corp.	6,600	277,356
Amada Co. Ltd.	66,000	434,264
Aozora Bank Ltd.	132,000	221,229
Asahi Glass Co. Ltd.	66,000	633,371
Asahi Kasei Corp.	330,000	1,937,803
Astellas Pharma Inc.	112,200	4,170,413
Bank of Kyoto Ltd. (The)	66,000	589,944
Bank of Yokohama Ltd. (The)	330,000	1,622,346
Canon Marketing Japan Inc.	13,200	164,365
Casio Computer Co. Ltd.	59,400	417,385
Chiba Bank Ltd. (The)	198,000	1,221,676
Chubu Electric Power Co. Inc.	165,000	4,170,577
Chugoku Bank Ltd. (The)	66,000	765,289
Chugoku Electric Power Co. Inc. (The)	72,600	1,463,717
Chuo Mitsui Trust Holdings Inc.	264,000	953,743
Citizen Holdings Co. Ltd.	59,400	341,430
Coca-Cola West Co. Ltd.	13,200	201,728
Cosmo Oil Co. Ltd.	132,000	355,605
Credit Saison Co. Ltd.	39,600	563,397
Dai Nippon Printing Co. Ltd.	132,000	1,664,953
Dai-ichi Life Insurance Co. Ltd. (The)	2,046	2,479,076
Daicel Chemical Industries Ltd.	66,000	458,845
Daido Steel Co. Ltd.	66,000	335,940
Daiichi Sankyo Co. Ltd.	171,600	3,632,253
Dainippon Sumitomo Pharma Co. Ltd.	39,600	356,916
Daito Trust Construction Co. Ltd.	13,200	796,425
Daiwa House Industry Co. Ltd.	132,000	1,424,060
Daiwa Securities Group Inc.	396,000	1,612,514
Denki Kagaku Kogyo K.K.	132,000	580,112
Dentsu Inc.	19,800	466,548
Eisai Co. Ltd.	66,000	2,268,007
Electric Power Development Co. Ltd.	26,420	782,268
Elpida Memory Inc.(c)	46,200	473,184
Fuji Electric Holdings Co. Ltd.	132,000	314,637
Fuji Heavy Industries Ltd.	132,000	912,775
Fuji Media Holdings Inc.	66	87,345
Fujitsu Ltd.	462,000	3,154,562
Fukuoka Financial Group Inc.	198,000	769,385
Furukawa Electric Co. Ltd.	132,000	491,620
Gunma Bank Ltd. (The)	132,000	662,048
Hachijuni Bank Ltd. (The)	132,000	678,436
Hino Motors Ltd.	66,000	285,140
Hiroshima Bank Ltd. (The)	132,000	539,143
Hitachi Chemical Co. Ltd.	26,400	489,981
Hitachi Ltd.	726,000	3,280,745
Hokkaido Electric Power Co. Inc.	46,200	971,032
Hokuhoku Financial Group Inc.	330,000	610,428
Hokuriku Electric Power Co.	46,200	1,120,156
Idemitsu Kosan Co. Ltd.	6,600	554,711
Isuzu Motors Ltd.	132,000	508,007
ITO EN Ltd.	6,600	105,944
ITOCHU Corp.	382,800	3,355,143
Itochu Techno-Solutions Corp.	6,600	224,916
J. Front Retailing Co. Ltd.	132,000	676,797
JAFCO Co. Ltd.	6,600	137,818

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI EAFE Value Index Fund

October 31, 2010

Japan Petroleum Exploration Co. Ltd.	6,600	251,955
Japan Prime Realty Investment Corp.	198	491,374
Japan Real Estate Investment Corp.	132	1,270,019
Japan Retail Fund Investment Corp.	396	617,967
Joyo Bank Ltd. (The)	198,000	860,335
JS Group Corp.	19,800	389,363
JX Holdings Inc.	574,200	3,371,777
Kajima Corp.	264,000	619,441
Kamigumi Co. Ltd.	66,000	515,382
Kaneka Corp.	66,000	408,045
Kansai Electric Power Co. Inc. (The)	191,400	4,842,622
Kansai Paint Co. Ltd.	66,000	615,345
Kawasaki Kisen Kaisha Ltd.	66,000	257,281
KDDI Corp.	726	3,907,151
Kinden Corp.	22,000	189,001
Kintetsu Corp.(b)	132,000	417,877
Kirin Holdings Co. Ltd.	198,000	2,713,743
Kobe Steel Ltd.	330,000	725,140
Konami Corp.	19,800	348,559
Kubota Corp.	330,000	2,933,333
Kuraray Co. Ltd.	92,400	1,322,622
Kyushu Electric Power Co. Inc.	92,400	2,187,546
Lawson Inc.	13,200	599,777
Marubeni Corp.	396,000	2,487,598
Marui Group Co. Ltd.	59,400	466,793
Maruichi Steel Tube Ltd.	13,200	261,050
Mazda Motor Corp.	396,000	1,007,821
Medipal Holdings Corp.	19,800	231,061
Meiji Holdings Co. Ltd.	19,800	913,184
Mitsubishi Corp.	349,800	8,403,017
Mitsubishi Gas Chemical Co. Inc.	66,000	408,045
Mitsubishi Tanabe Pharma Corp.	66,000	1,078,287
Mitsubishi UFJ Financial Group Inc.	3,247,200	15,117,318
Mitsubishi UFJ Lease & Finance Co. Ltd.	14,520	485,262
Mitsui & Co. Ltd.	442,200	6,944,544
Mitsui Chemicals Inc.	198,000	580,112
Mitsui Engineering & Shipbuilding Co. Ltd.	66,000	149,125
Mitsui Mining & Smelting Co. Ltd.	132,000	401,490
Mitsumi Electric Co. Ltd.	13,200	224,670
Mizuho Financial Group Inc.	5,121,600	7,439,196
Mizuho Securities Co. Ltd.	132,000	280,223
MS&AD Insurance Group Holdings Inc.	137,508	3,299,851
Namco Bandai Holdings Inc.	46,200	425,579
NEC Corp.	680,000	1,890,999
NGK Spark Plug Co. Ltd.	66,000	919,330
Nintendo Co. Ltd.	26,400	6,833,520
Nippon Building Fund Inc.	66	645,661
Nippon Express Co. Ltd.	198,000	786,592
Nippon Meat Packers Inc.	67,000	778,548
Nippon Paper Group Inc.	26,400	670,570
Nippon Telegraph and Telephone Corp.	132,000	5,989,572
Nippon Yusen K.K.	198,000	833,296
Nishi-Nippon City Bank Ltd. (The)	198,000	540,782
Nissan Motor Co. Ltd.	316,800	2,792,402
Nisshin Seifun Group Inc.	33,200	410,518
Nisshin Steel Co. Ltd.	198,000	356,425
NKSJ Holdings Inc.(c)	330,600	2,269,669
Nomura Holdings Inc.	904,200	4,692,186
Nomura Real Estate Office Fund Inc.	66	405,177
NTN Corp.	132,000	598,138
NTT DoCoMo Inc.	3,828	6,439,404
Obayashi Corp.	198,000	806,257
OBIC Co. Ltd.	1,980	365,274
Oji Paper Co. Ltd.	198,000	914,413
Olympus Corp.	26,400	691,546

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI EAFE Value Index Fund

October 31, 2010

Ono Pharmaceutical Co. Ltd.	19,800	840,670
Oracle Corp. Japan	6,600	299,888
ORIX Corp.	26,400	2,405,661
Osaka Gas Co. Ltd.	462,000	1,743,613
Panasonic Corp.	501,600	7,366,764
Resona Holdings Inc.(b)	79,200	631,240
Rohm Co. Ltd.	13,200	822,644
Sankyo Co. Ltd.	13,200	703,017
Sapporo Hokuyo Holdings Inc.	79,200	326,436
SBI Holdings Inc.	2,574	314,440
Sega Sammy Holdings Inc.	52,800	861,318
Seiko Epson Corp.	33,000	525,624
Sekisui Chemical Co. Ltd.	132,000	839,032
Sekisui House Ltd.	132,000	1,240,521
Senshu Ikeda Holdings Inc.(b)	171,650	228,014
Seven Bank Ltd.	66	118,726
Shikoku Electric Power Co. Inc.	13,200	390,183
Shimizu Corp.	66,000	254,823
Shinsei Bank Ltd.(c)	264,000	209,758
Shizuoka Bank Ltd. (The)	132,000	1,130,726
Showa Shell Sekiyu K.K.	47,800	401,746
Sojitz Corp.	323,400	594,205
Sumitomo Corp.	283,800	3,593,743
Sumitomo Electric Industries Ltd.	72,600	925,639
Sumitomo Mitsui Financial Group Inc.	343,200	10,276,827
Sumitomo Rubber Industries Inc.	46,200	497,274
Sumitomo Trust and Banking Co. Ltd. (The)	330,000	1,806,704
Suzuken Co. Ltd.	13,200	414,764
T&D Holdings Inc.	69,300	1,418,693
Taiheiyo Cement Corp.(c)	132,000	142,570
Taisei Corp.	264,000	563,724
Taisho Pharmaceutical Co. Ltd.	38,000	798,212
Takeda Pharmaceutical Co. Ltd.	191,400	8,958,138
Teijin Ltd.	132,000	488,343
Toho Gas Co. Ltd.	66,000	348,231
Tohoku Electric Power Co. Inc.	105,600	2,368,953
Tokuyama Corp.	66,000	361,341
Tokyo Electric Power Co. Inc. (The)	363,000	8,675,047
Tokyo Steel Manufacturing Co. Ltd.	19,800	196,156
Tokyo Tatemono Co. Ltd.	132,000	532,588
Tokyu Land Corp.	132,000	601,415
TonenGeneral Sekiyu K.K.	66,000	587,486
Toppan Printing Co. Ltd.	132,000	1,061,899
Toshiba Corp.	330,000	1,651,024
Tosoh Corp.	132,000	352,328
Toyo Seikan Kaisha Ltd.	39,600	674,994
Toyota Motor Corp.	699,600	24,831,240
Toyota Tsusho Corp.	39,600	614,034
UNY Co. Ltd.	46,200	384,857
USS Co. Ltd.	5,940	461,631
West Japan Railway Co.	419	1,554,279
Yamaguchi Financial Group Inc.	66,000	598,957
Yamaha Motor Co. Ltd.(c)	33,000	506,369
Yamato Holdings Co. Ltd.	46,200	581,587
Yamazaki Baking Co. Ltd.	66,000	803,799
Yokogawa Electric Corp.	19,800	130,034

		284,255,955
NETHERLANDS—1.92%
Akzo Nobel NV	58,542	3,471,140
Corio NV	14,520	1,065,172
Delta Lloyd NV	17,886	368,794
ING Groep NV CVA(c)	974,424	10,387,882
Koninklijke DSM NV	37,488	2,001,858

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI EAFE Value Index Fund

October 31, 2010

Koninklijke KPN NV	206,514	3,444,407
Reed Elsevier NV	174,966	2,276,701
Royal Boskalis Westminster NV CVA	10,230	413,764
SBM Offshore NV	29,755	606,286
Wolters Kluwer NV	73,920	1,679,309

		25,715,313
NEW ZEALAND—0.10%
Auckland International Airport Ltd.	130,944	210,306
Fletcher Building Ltd.	53,130	333,604
Telecom Corp. of New Zealand Ltd.	502,854	788,395

		1,332,305
NORWAY—1.00%
DnB NOR ASA	247,500	3,378,954
Orkla ASA	199,122	1,917,138
Seadrill Ltd.	24,750	745,556
Statoil ASA	284,526	6,179,361
Telenor ASA	71,676	1,149,547

		13,370,556
PORTUGAL—0.25%
Banco Comercial Portugues SA Registered	708,576	644,092
Banco Espirito Santo SA Registered	131,538	652,684
BRISA - Auto-estradas de Portugal SA	50,952	385,322
Energias de Portugal SA	449,460	1,717,313

		3,399,411
SINGAPORE—1.67%
Ascendas Real Estate Investment Trust	357,546	569,090
CapitaLand Ltd.(b)	396,000	1,190,218
CapitaMall Trust Management Ltd.	528,800	808,981
City Developments Ltd.	66,000	648,654
DBS Group Holdings Ltd.	462,000	4,961,792
Fraser and Neave Ltd.	264,000	1,272,830
Global Logistic Properties Ltd.(c)	264,000	473,232
Neptune Orient Lines Ltd.(b)(c)	66,750	110,369
Oversea-Chinese Banking Corp. Ltd.	660,000	4,594,630
Singapore Telecommunications Ltd.	2,046,000	4,884,790
StarHub Ltd.	198,000	405,409
United Overseas Bank Ltd.	132,000	1,901,086
UOL Group Ltd.	132,000	464,052

		22,285,133
SPAIN—6.56%
Acerinox SA	12,408	203,157
Banco Bilbao Vizcaya Argentaria SA	903,804	11,871,067
Banco de Sabadell SA(b)	241,032	1,170,862
Banco de Valencia SA(b)	19,486	109,689
Banco Popular Espanol SA	222,451	1,436,781
Banco Santander SA	2,057,656	26,400,078
Banco Santander SA London	36,062	466,148
Bankinter SA(b)	81,510	542,436
Criteria CaixaCorp SA	201,366	1,135,468
Fomento de Construcciones y Contratas SA	10,428	280,891
Gas Natural SDG SA	58,146	850,196
Gestevision Telecinco SA	9,504	121,079
Iberdrola SA	1,023,990	8,624,860
Iberia Lineas Aereas de Espana SA(c)	57,684	252,792

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI EAFE Value Index Fund

October 31, 2010

Mapfre SA	204,580	677,880
Repsol YPF SA	184,602	5,112,325
Telefonica SA	1,052,568	28,381,515

		87,637,224
SWEDEN—3.04%
Boliden AB	70,620	1,194,432
Holmen AB Class B	13,992	442,630
Kinnevik Investment AB Class B	25,608	526,697
Modern Times Group MTG AB Class B	4,224	301,836
Nordea Bank AB	823,614	9,034,977
Ratos AB Class B	15,708	558,063
Securitas AB Class B	84,876	924,753
Skandinaviska Enskilda Banken AB Class A	362,406	2,797,219
Skanska AB Class B	98,802	1,883,290
Svenska Cellulosa AB Class B	147,114	2,273,183
Svenska Handelsbanken AB Class A	123,222	4,013,854
Swedbank AB Class A(c)	118,206	1,644,027
Telefonaktiebolaget LM Ericsson Class B	771,408	8,445,023
TeliaSonera AB	566,148	4,707,556
Volvo AB Class B(c)	141,900	1,914,307

		40,661,847
SWITZERLAND—2.34%
Adecco SA Registered	19,734	1,103,579
Baloise Holding AG Registered	12,738	1,177,958
Credit Suisse Group AG Registered	287,496	11,882,778
GAM Holding AG(c)	56,034	885,947
Lonza Group AG Registered	6,534	572,348
Pargesa Holding SA Bearer	3,102	246,173
Swiss Life Holding AG Registered(c)	7,788	954,198
Swiss Reinsurance Co. Registered	57,948	2,786,925
Swisscom AG Registered	5,808	2,427,726
Zurich Financial Services AG Registered	37,488	9,182,368

		31,220,000
UNITED KINGDOM—18.25%
3i Group PLC	247,500	1,185,526
Associated British Foods PLC	57,750	966,703
AstraZeneca PLC	368,148	18,420,084
Aviva PLC	710,292	4,520,883
BAE Systems PLC	582,780	3,211,738
Balfour Beatty PLC	91,344	404,095
BP PLC	4,773,450	32,496,175
British Airways PLC(b)(c)	58,014	251,082
British Land Co. PLC	220,836	1,798,905
BT Group PLC	1,955,250	4,804,745
Cable & Wireless Worldwide PLC	671,022	753,127
Capital Shopping Centres Group PLC	40,326	247,835
FirstGroup PLC	41,448	270,303
Hammerson PLC	175,692	1,177,237
Home Retail Group PLC	227,766	797,494
HSBC Holdings PLC	4,452,756	46,209,866
International Power PLC	255,684	1,705,871
Land Securities Group PLC	192,324	2,081,692
Legal & General Group PLC	1,492,722	2,396,111
Man Group PLC	154,968	646,166
Marks & Spencer Group PLC	199,650	1,364,263
National Grid PLC	316,418	2,984,746
Old Mutual PLC	1,382,106	2,870,415
Prudential PLC	645,612	6,508,050
Reed Elsevier PLC	200,904	1,718,449

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI EAFE Value Index Fund

October 31, 2010

Rexam PLC	217,206	1,103,274
Royal Bank of Scotland Group PLC(c)	4,384,578	3,127,190
Royal Dutch Shell PLC Class A	898,722	29,111,127
Royal Dutch Shell PLC Class B	683,298	21,832,754
RSA Insurance Group PLC	870,474	1,823,145
Scottish & Southern Energy PLC	116,886	2,154,696
SEGRO PLC	192,126	910,455
Standard Life PLC	572,352	2,077,224
TUI Travel PLC	138,072	466,002
United Utilities Group PLC	171,143	1,671,839
Vodafone Group PLC	13,336,488	36,216,063
WPP PLC	320,628	3,721,622

		244,006,952

TOTAL COMMON STOCKS
(Cost: $1,316,667,695)		1,320,647,660

PREFERRED STOCKS—0.78%

GERMANY—0.59%
Porsche Automobil Holding SE	14,850	759,862
RWE AG NVS	9,306	629,518
Volkswagen AG	43,230	6,489,223

		7,878,603
ITALY—0.19%
Intesa Sanpaolo SpA RNC	240,438	658,010
Telecom Italia SpA RNC	1,501,830	1,836,907

		2,494,917

TOTAL PREFERRED STOCKS
(Cost: $8,479,153)		10,373,520

RIGHTS—0.00%

SPAIN—0.00%
Banco Santander SA(a)(c)	36,062	5,965

		5,965

TOTAL RIGHTS
(Cost: $6,013)		5,965

SHORT-TERM INVESTMENTS—0.34%

MONEY MARKET FUNDS—0.34%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.28%(d)(e)(f)	3,585,189	3,585,189
BlackRock Cash Funds: Prime, SL Agency Shares
0.26%(d)(e)(f)	499,038	499,038

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI EAFE Value Index Fund

October 31, 2010

BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(d)(e)	455,893	455,893

		4,540,120

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,540,120)		4,540,120

TOTAL INVESTMENTS IN SECURITIES—99.92%
(Cost: $1,329,692,981)		1,335,567,265
Other Assets, Less Liabilities—0.08%		1,118,338

NET ASSETS—100.00%		$1,336,685,603

NVS—Non-Voting Shares

SP ADR—Sponsored American Depositary Receipts

(a)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Non-income earning security.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® MSCI Emerging Markets Financials Sector Index Fund

October 31, 2010

Security	Shares	Value

COMMON STOCKS—94.55%

BRAZIL—9.12%
Banco Santander (Brasil) SA SP ADR	16,000	$230,400
Itau Unibanco Holding SA SP ADR	34,040	836,022

		1,066,422
CHILE—1.29%
Banco Santander (Chile) SA SP ADR	1,624	150,447

		150,447
CHINA—29.59%
Agricultural Bank of China Ltd. Class H(a)	160,000	84,414
Bank of China Ltd. Class H	736,000	440,519
Bank of Communications Co. Ltd. Class H	88,000	96,147
China CITIC Bank Class H	88,000	63,909
China Construction Bank Corp. Class H	576,000	549,081
China Everbright Ltd.	16,000	41,588
China Life Insurance Co. Ltd. Class H	96,000	420,417
China Merchants Bank Co. Ltd. Class H	56,690	160,879
China Minsheng Banking Corp. Ltd. Class H	88,800	82,588
China Overseas Land & Investment Ltd.	48,000	100,925
China Pacific Insurance (Group) Co. Ltd. Class H	22,400	92,896
China Resources Land Ltd.(b)	32,000	63,073
China Taiping Insurance Holdings Co. Ltd.(a)	14,400	52,939
Country Garden Holdings Co. Ltd.	96,000	33,930
Franshion Properties (China) Ltd.	176,000	56,984
Guangzhou R&F Properties Co. Ltd. Class H	16,000	22,827
Hopson Development Holdings Ltd.	16,000	17,894
Industrial and Commercial Bank of China Ltd. Class H	640,000	515,150
Longfor Properties Co. Ltd.	84,000	100,012
PICC Property and Casualty Co. Ltd. Class H(a)	48,000	70,833
Ping An Insurance (Group) Co. of China Ltd. Class H	20,000	215,291
Poly (Hong Kong) Investments Ltd.(b)	32,000	32,940
Renhe Commercial Holdings Co. Ltd.	48,000	9,164
Shimao Property Holdings Ltd.	24,000	39,689
Shui On Land Ltd.	56,000	28,100
Sino-Ocean Land Holdings Ltd.	52,000	35,819
Soho China Ltd.	40,000	34,003

		3,462,011
COLOMBIA—1.44%
Bancolombia SA SP ADR	2,504	168,895

		168,895
CZECH REPUBLIC—0.79%
Komercni Banka AS	408	92,379

		92,379
EGYPT—0.11%
Commercial International Bank SP ADR	1,600	12,480

		12,480

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Emerging Markets Financials Sector Index Fund

October 31, 2010

HUNGARY—1.02%
OTP Bank Nyrt(a)	4,032	119,741

		119,741
INDIA—8.42%
Axis Bank Ltd. SP GDR(c)	1,949	64,590
HDFC Bank Ltd. SP ADR	2,840	491,206
ICICI Bank Ltd. SP ADR	8,160	429,053

		984,849
INDONESIA—4.22%
PT Bank Central Asia Tbk	212,000	166,042
PT Bank Danamon Indonesia Tbk	80,000	59,972
PT Bank Mandiri Tbk	120,000	93,986
PT Bank Negara Indonesia (Persero) Tbk	116,000	50,618
PT Bank Rakyat Indonesia Tbk	96,000	122,451

		493,069
MEXICO—2.35%
Grupo Financiero Banorte SAB de CV Series O	32,800	140,021
Grupo Financiero Inbursa SAB de CV Series O	31,200	135,113

		275,134
PERU—1.58%
Credicorp Ltd.	1,472	185,295

		185,295
PHILIPPINE ISLANDS—2.72%
Ayala Corp.	10,000	93,445
Ayala Land Inc.	88,000	34,161
Banco de Oro Unibank Inc.	26,400	37,434
Bank of the Philippine Islands	61,745	84,178
SM Prime Holdings Inc.	248,000	68,946

		318,164
POLAND—3.28%
Bank Handlowy w Warszawie SA	840	26,486
Bank Millennium SA(a)	16,688	29,584
Bank Pekao SA	952	62,136
Bank Zachodni WBK SA	336	24,838
BRE Bank SA(a)	529	53,357
Getin Holding SA(a)	9,224	34,545
Globe Trade Centre SA(a)	3,856	31,341
ING Bank Slaski SA(a)	32	9,742
Powszechna Kasa Oszczednosci Bank Polski SA	7,048	111,115

		383,144
RUSSIA—3.54%
Sberbank GDR(c)	1,104	414,302

		414,302
SOUTH AFRICA—8.75%
Absa Group Ltd.	3,160	61,769

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Emerging Markets Financials Sector Index Fund

October 31, 2010

African Bank Investments Ltd.	22,240	114,891
FirstRand Ltd.	60,136	178,151
Growthpoint Properties Ltd.	18,704	46,645
Investec Ltd.	8,400	69,607
Nedbank Group Ltd.	872	16,422
Redefine Properties Ltd.(a)	29,984	35,212
Remgro Ltd.	9,360	146,218
RMB Holdings Ltd.	22,696	117,899
Sanlam Ltd.	7,080	26,724
Standard Bank Group Ltd.	14,144	210,014

		1,023,552
SOUTH KOREA—7.80%
KB Financial Group Inc. SP ADR	4,112	184,629
Shinhan Financial Group Co. Ltd. SP ADR	8,672	674,421
Woori Finance Holdings Co. Ltd. SP ADR	1,433	53,953

		913,003
THAILAND—3.95%
Bangkok Bank PCL NVDR	20,800	103,376
Bank of Ayudhya PCL NVDR	62,400	49,745
Kasikornbank PCL NVDR	32,800	128,005
Krung Thai Bank PCL NVDR	74,400	41,940
Siam Commercial Bank PCL NVDR	40,800	139,493

		462,559
TURKEY—4.58%
Akbank TAS	16,753	105,284
Asya Katilim Bankasi AS	14,928	38,568
Haci Omer Sabanci Holding AS	544	3,001
Turkiye Garanti Bankasi AS	22,032	135,383
Turkiye Halk Bankasi AS	7,312	74,034
Turkiye Is Bankasi AS	20,041	90,262
Yapi ve Kredi Bankasi AS(a)	23,384	89,806

		536,338

TOTAL COMMON STOCKS
(Cost: $10,617,298)		11,061,784

PREFERRED STOCKS—5.26%

BRAZIL—5.26%
Banco Bradesco SA SP ADR	29,600	615,680

		615,680

TOTAL PREFERRED STOCKS
(Cost: $600,937)		615,680

SHORT-TERM INVESTMENTS—0.59%

MONEY MARKET FUNDS—0.59%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.28%(d)(e)(f)	48,973	48,973
BlackRock Cash Funds: Prime, SL Agency Shares
0.26%(d)(e)(f)	6,817	6,817

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Emerging Markets Financials Sector Index Fund

October 31, 2010

BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(d)(e)	12,911	12,911

		68,701

TOTAL SHORT-TERM INVESTMENTS
(Cost: $68,701)		68,701

TOTAL INVESTMENTS IN SECURITIES—100.40%
(Cost: $11,286,936)		11,746,165
Other Assets, Less Liabilities—(0.40)%		(46,617)

NET ASSETS—100.00%		$11,699,548

GDR—Global Depositary Receipts

NVDR—Non-Voting Depositary Receipts

SP ADR—Sponsored American Depositary Receipts

SP GDR—Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® MSCI Emerging Markets Materials Sector Index Fund

October 31, 2010

Security	Shares	Value

COMMON STOCKS—84.69%

BRAZIL—14.75%
Braskem SA SP ADR	3,476	$72,475
Companhia Siderurgica Nacional SA SP ADR	11,390	192,263
Fibria Celulose SA SP ADR(a)	3,435	61,693
Vale SA SP ADR	19,840	637,657

		964,088
CHILE—3.04%
Sociedad Quimica y Minera de Chile SA Series B SP ADR	3,840	198,912

		198,912
CHINA—11.10%
Aluminum Corp. of China Ltd. Class H(a)(b)	50,000	47,470
Angang New Steel Co. Ltd. Class H	20,000	31,423
Anhui Conch Cement Co. Ltd. Class H	20,000	83,846
BBMG Corp. Class H	45,000	63,968
China BlueChemical Ltd. Class H	120,000	94,888
China National Building Material Co. Ltd. Class H	20,000	48,760
Fosun International Ltd.	27,500	22,561
Hidili Industry International Development Ltd.	20,000	21,310
Huabao International Holdings Ltd.	75,000	112,999
Jiangxi Copper Co. Ltd. Class H	15,000	41,794
Lee & Man Paper Manufacturing Ltd.	10,000	8,359
Maanshan Iron & Steel Co. Ltd. Class H	30,000	17,182
Nine Dragons Paper (Holdings) Ltd.(b)	25,000	40,310
Sinofert Holdings Ltd.	70,000	37,021
Sinopec Shanghai Petrochemical Co. Ltd. Class H	120,000	53,868

		725,759
INDIA—2.72%
Sterlite Industries (India) Ltd. SP ADR	11,490	177,750

		177,750
INDONESIA—3.14%
PT Aneka Tambang Tbk	95,000	27,105
PT Indocement Tunggal Prakarsa Tbk	42,500	87,021
PT International Nickel Indonesia Tbk	57,500	30,559
PT Semen Gresik (Persero) Tbk	55,000	60,308

		204,993
MEXICO—6.53%
Cemex SAB de CV CPO(a)	148,200	129,967
Grupo Mexico SAB de CV Series B	48,500	159,636
Industrias Penoles SAB de CV	2,000	56,715
Mexichem SAB de CV	25,500	80,729

		427,047
PERU—5.33%
Compania de Minas Buenaventura SA SP ADR	3,810	202,082

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Emerging Markets Materials Sector Index Fund

October 31, 2010

Southern Copper Corp.	3,420	146,376

		348,458
POLAND—1.27%
KGHM Polska Miedz SA	1,845	82,737

		82,737
RUSSIA—6.47%
JSC MMC Norilsk Nickel SP ADR	9,750	181,837
Mechel OAO SP ADR	2,235	52,634
Novolipetsk Steel SP GDR(c)	1,470	50,318
Polyus Gold SP ADR	1,066	31,575
Severstal SP GDR(c)	3,070	41,384
Uralkali SP GDR(c)	2,620	64,845

		422,593
SOUTH AFRICA—15.84%
African Rainbow Minerals Ltd.	1,665	42,770
Anglo Platinum Ltd.(a)	850	84,670
AngloGold Ashanti Ltd.	4,850	227,607
ArcelorMittal South Africa Ltd.	2,750	31,800
Exxaro Resources Ltd.	2,110	40,034
Gold Fields Ltd.	8,160	128,574
Harmony Gold Mining Co. Ltd.	4,710	54,296
Impala Platinum Holdings Ltd.	6,870	195,523
Kumba Iron Ore Ltd.	970	55,492
Northam Platinum Ltd.(b)	2,780	19,360
Pretoria Portland Cement Co. Ltd.	18,655	89,561
Sappi Ltd.(a)	13,155	65,652

		1,035,339
SOUTH KOREA—7.96%
POSCO SP ADR	5,005	520,220

		520,220
TAIWAN—2.08%
China Steel Corp. SP GDR	6,714	135,623

		135,623
THAILAND—3.90%
PTT Chemical PCL NVDR	29,500	138,743
Siam Cement PCL NVDR	11,000	115,944

		254,687
TURKEY—0.56%
Eregli Demir ve Celik Fabrikalari TAS(a)	9,715	36,632

		36,632

TOTAL COMMON STOCKS
(Cost: $5,104,495)		5,534,838

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Emerging Markets Materials Sector Index Fund

October 31, 2010

PREFERRED STOCKS—15.03%

BRAZIL—15.03%
Gerdau SA SP ADR	11,335	147,808
Vale SA Class A SP ADR	29,045	834,463

		982,271

TOTAL PREFERRED STOCKS
(Cost: $958,027)		982,271

SHORT-TERM INVESTMENTS—1.03%

MONEY MARKET FUNDS—1.03%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.28%(d)(e)(f)	58,179	58,179
BlackRock Cash Funds: Prime, SL Agency Shares
0.26%(d)(e)(f)	8,098	8,098
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(d)(e)	1,392	1,392

		67,669

TOTAL SHORT-TERM INVESTMENTS
(Cost: $67,669)		67,669

TOTAL INVESTMENTS IN SECURITIES—100.75%
(Cost: $6,130,191)		6,584,778
Other Assets, Less Liabilities—(0.75)%		(49,340)

NET ASSETS—100.00%		$6,535,438

CPO—Certificates of Participation (Ordinary)

NVDR—Non-Voting Depositary Receipts

SP ADR—Sponsored American Depositary Receipts

SP GDR—Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® MSCI Europe Financials Sector Index Fund

October 31, 2010

Security	Shares	Value

COMMON STOCKS—99.22%

AUSTRIA—1.11%
Erste Group Bank AG	2,992	$134,863
IMMOEAST AG Escrow(a)(b)	740	—
IMMOFINANZ AG(a)	15,818	62,219
IMMOFINANZ AG Escrow(a)(b)	328	—
Raiffeisen International Bank Holding AG	858	48,297
Vienna Insurance Group AG	616	33,087

		278,466
BELGIUM—1.62%
Ageas	35,574	109,222
Compagnie Nationale a Portefeuille SA	572	30,453
Dexia SA(a)	9,218	40,986
Groupe Bruxelles Lambert SA	1,320	116,740
KBC Groep NV(a)	2,530	109,907

		407,308
DENMARK—0.84%
Danske Bank A/S(a)	7,326	194,595
TrygVesta A/S	352	17,716

		212,311
FINLAND—0.85%
Pohjola Bank PLC	2,398	30,313
Sampo OYJ Class A	6,534	182,813

		213,126
FRANCE—12.41%
AXA	27,280	495,948
BNP Paribas	14,960	1,092,667
CNP Assurances SA	2,200	43,849
Credit Agricole SA	14,718	240,876
Eurazeo	506	38,400
Fonciere des Regions	374	42,626
Gecina SA	286	34,663
Icade	352	38,650
Klepierre	1,430	55,552
Natixis(a)	14,058	86,109
SCOR SE	2,464	60,515
Societe Generale	9,944	594,656
Unibail-Rodamco SE	1,430	297,537

		3,122,048
GERMANY—10.44%
Allianz SE Registered	7,172	897,552
Commerzbank AG(a)	11,352	102,163
Deutsche Bank AG Registered	14,784	851,110
Deutsche Boerse AG	3,058	214,896
Deutsche Postbank AG(a)	1,452	50,494
Hannover Rueckversicherung AG Registered	924	46,683

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Europe Financials Sector Index Fund

October 31, 2010

Muenchener Rueckversicherungs-Gesellschaft AG Registered	2,970	463,781

		2,626,679
GREECE—1.33%
Alpha Bank AE(a)	7,360	48,693
Bank of Cyprus Public Co. Ltd.	11,915	55,478
EFG Eurobank Ergasias SA(a)	4,370	27,029
National Bank of Greece SA SP ADR	79,146	178,870
Piraeus Bank SA(a)	4,603	23,928

		333,998
IRELAND—0.16%
Bank of Ireland(a)	54,450	40,337

		40,337
ITALY—6.99%
Assicurazioni Generali SpA	18,568	406,471
Banca Carige SpA	7,920	19,154
Banca Monte dei Paschi di Siena SpA(a)	35,442	49,803
Banca Popolare di Milano Scrl	5,040	23,520
Banco Popolare SpA	10,340	55,510
Exor SpA	700	17,970
Intesa Sanpaolo SpA	121,968	428,470
Mediobanca SpA(a)	7,744	80,133
Mediolanum SpA	4,334	20,345
UniCredit SpA	213,422	555,598
Unione di Banche Italiane ScpA	9,614	101,355

		1,758,329
NETHERLANDS—3.57%
AEGON NV(a)	24,640	155,961
Corio NV	946	69,397
Delta Lloyd NV	1,188	24,496
ING Groep NV CVA(a)	60,720	647,308

		897,162
NORWAY—0.85%
DnB NOR ASA	15,576	212,649

		212,649
PORTUGAL—0.32%
Banco Comercial Portugues SA Registered	37,378	33,977
Banco Espirito Santo SA Registered	9,240	45,848

		79,825
SPAIN—10.89%
Banco Bilbao Vizcaya Argentaria SA	56,254	738,871
Banco de Sabadell SA(c)	14,630	71,068
Banco de Valencia SA	4,180	23,530
Banco Popular Espanol SA	13,948	90,088
Banco Santander SA	129,822	1,665,638
Bankinter SA	4,466	29,721
Criteria CaixaCorp SA	13,618	76,790
Mapfre SA	12,674	41,996

		2,737,702

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Europe Financials Sector Index Fund

October 31, 2010

SWEDEN—5.61%
Investor AB Class B	7,832	160,152
Kinnevik Investment AB Class B	3,080	63,348
Nordea Bank AB	50,886	558,215
Ratos AB Class B	1,386	49,241
Skandinaviska Enskilda Banken AB Class A	22,704	175,240
Svenska Handelsbanken AB Class A	7,700	250,821
Swedbank AB Class A(a)	11,000	152,990

		1,410,007
SWITZERLAND—11.51%
Baloise Holding AG Registered	792	73,241
Credit Suisse Group AG Registered	17,798	735,627
GAM Holding AG(a)	3,168	50,089
Julius Baer Group Ltd.	3,278	138,453
Pargesa Holding SA Bearer	418	33,172
Swiss Life Holding AG Registered(a)	462	56,605
Swiss Reinsurance Co. Registered	5,478	263,456
UBS AG Registered(a)	57,464	973,411
Zurich Financial Services AG Registered	2,332	571,204

		2,895,258
UNITED KINGDOM—30.72%
3i Group PLC	15,576	74,609
Admiral Group PLC	3,014	78,546
Aviva PLC	44,792	285,093
Barclays PLC	180,862	794,040
British Land Co. PLC	13,706	111,648
Capital Shopping Centres Group PLC	7,810	47,999
Hammerson PLC	10,934	73,264
HSBC Holdings PLC	276,210	2,866,455
ICAP PLC	9,482	69,159
Investec PLC	6,886	54,849
Land Securities Group PLC	11,924	129,064
Legal & General Group PLC	93,236	149,662
Lloyds Banking Group PLC(a)	646,294	712,354
London Stock Exchange Group PLC	2,310	27,108
Man Group PLC	26,334	109,804
Old Mutual PLC	85,360	177,279
Prudential PLC	40,348	406,725
Resolution Ltd.	22,814	95,528
Royal Bank of Scotland Group PLC(a)	273,636	195,164
RSA Insurance Group PLC	52,338	109,618
Schroders PLC	1,936	48,874
SEGRO PLC	11,220	53,170
Standard Chartered PLC	32,274	931,632
Standard Life PLC	33,946	123,199

		7,724,843

TOTAL COMMON STOCKS
(Cost: $23,776,353)		24,950,048

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Europe Financials Sector Index Fund

October 31, 2010

PREFERRED STOCKS—0.16%

ITALY—0.16%
Intesa Sanpaolo SpA RNC	14,520	39,737

		39,737

TOTAL PREFERRED STOCKS
(Cost: $36,830)		39,737

RIGHTS—0.13%

UNITED KINGDOM—0.13%
Standard Chartered PLC(a)	4,034	33,893

		33,893

TOTAL RIGHTS
(Cost: $0)		33,893

SHORT-TERM INVESTMENTS—0.06%

MONEY MARKET FUNDS—0.06%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.28%(d)(e)(f)	6,260	6,260
BlackRock Cash Funds: Prime, SL Agency Shares
0.26%(d)(e)(f)	871	871
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(d)(e)	7,416	7,416

		14,547

TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,547)		14,547

TOTAL INVESTMENTS IN SECURITIES—99.57%
(Cost: $23,827,730)		25,038,225
Other Assets, Less Liabilities—0.43%		107,998

NET ASSETS—100.00%		$25,146,223

SP ADR—Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® MSCI Far East Financials Sector Index Fund

October 31, 2010

Security	Shares	Value

COMMON STOCKS—99.28%

HONG KONG—26.62%
Bank of East Asia Ltd. (The)	5,600	$23,910
BOC Hong Kong (Holdings) Ltd.	14,000	43,884
Cheung Kong (Holdings) Ltd.	6,000	91,328
Hang Lung Group Ltd.	2,000	13,274
Hang Lung Properties Ltd.	8,000	39,163
Hang Seng Bank Ltd.	2,800	40,958
Henderson Land Development Co. Ltd.	4,000	28,404
Hong Kong Exchanges and Clearing Ltd.	4,000	88,026
Hopewell Holdings Ltd.	1,000	3,147
Hysan Development Co. Ltd.	2,000	7,727
Kerry Properties Ltd.	2,000	11,093
Link REIT (The)	8,000	24,664
New World Development Co. Ltd.	10,000	19,736
Sino Land Co. Ltd.	8,000	16,697
Sun Hung Kai Properties Ltd.	6,000	102,782
Swire Pacific Ltd. Class A	3,000	42,568
Wharf (Holdings) Ltd. (The)	6,000	39,395
Wheelock and Co. Ltd.	2,000	7,004
Wing Hang Bank Ltd.	1,000	11,687

		655,447
JAPAN—59.35%
77 Bank Ltd. (The)	2,000	9,435
Acom Co. Ltd.	180	2,063
AEON Credit Service Co. Ltd.	200	2,299
AEON Mall Co. Ltd.	200	4,688
Aozora Bank Ltd.	2,000	3,352
Bank of Kyoto Ltd. (The)	2,000	17,877
Bank of Yokohama Ltd. (The)	4,000	19,665
Chiba Bank Ltd. (The)	2,000	12,340
Chuo Mitsui Trust Holdings Inc.	4,000	14,451
Credit Saison Co. Ltd.	600	8,536
Dai-ichi Life Insurance Co. Ltd. (The)	32	38,773
Daito Trust Construction Co. Ltd.	400	24,134
Daiwa House Industry Co. Ltd.	2,000	21,577
Daiwa Securities Group Inc.	6,000	24,432
Fukuoka Financial Group Inc.	4,000	15,543
Gunma Bank Ltd. (The)	2,000	10,031
Hachijuni Bank Ltd. (The)	2,000	10,279
Hiroshima Bank Ltd. (The)	2,000	8,169
Hokuhoku Financial Group Inc.	4,000	7,399
Iyo Bank Ltd. (The)	2,000	14,898
Japan Prime Realty Investment Corp.	2	4,963
Japan Real Estate Investment Corp.	2	19,243
Japan Retail Fund Investment Corp.	8	12,484
Joyo Bank Ltd. (The)	2,000	8,690
Matsui Securities Co. Ltd.	400	2,264
Mitsubishi Estate Co. Ltd.	4,000	70,019
Mitsubishi UFJ Financial Group Inc.	48,200	224,395
Mitsubishi UFJ Lease & Finance Co. Ltd.	200	6,684
Mitsui Fudosan Co. Ltd.	4,000	75,531
Mizuho Financial Group Inc.	76,200	110,682
Mizuho Securities Co. Ltd.	2,000	4,246
Mizuho Trust & Banking Co. Ltd.(a)	6,000	5,363
MS&AD Insurance Group Holdings Inc.	1,980	47,515

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Far East Financials Sector Index Fund

October 31, 2010

Nippon Building Fund Inc.	2	19,566
Nishi-Nippon City Bank Ltd. (The)	2,000	5,462
NKSJ Holdings Inc.(a)	5,800	39,819
Nomura Holdings Inc.	13,600	70,575
Nomura Real Estate Holdings Inc.	200	3,066
NTT Urban Development Corp.	4	3,665
ORIX Corp.	400	36,449
Resona Holdings Inc.	2,200	17,534
Sapporo Hokuyo Holdings Inc.	600	2,473
SBI Holdings Inc.	82	10,017
Senshu Ikeda Holdings Inc.	3,000	3,985
Seven Bank Ltd.	2	3,598
Shinsei Bank Ltd.(a)	4,000	3,178
Shizuoka Bank Ltd. (The)	2,000	17,132
Sony Financial Holdings Inc.	4	13,904
Sumitomo Mitsui Financial Group Inc.	5,200	155,710
Sumitomo Realty & Development Co. Ltd.	2,000	43,551
Sumitomo Trust and Banking Co. Ltd. (The)	6,000	32,849
T&D Holdings Inc.	1,000	20,472
Tokio Marine Holdings Inc.	2,800	78,838
Tokyo Tatemono Co. Ltd.	2,000	8,070
Tokyu Land Corp.	2,000	9,112

		1,461,045
SINGAPORE—13.31%
Ascendas Real Estate Investment Trust	4,000	6,367
CapitaLand Ltd.	8,000	24,045
CapitaMall Trust Management Ltd.	8,000	12,239
CapitaMalls Asia Ltd.	4,000	6,614
City Developments Ltd.	2,000	19,656
DBS Group Holdings Ltd.	6,000	64,439
Global Logistic Properties Ltd.(a)	6,000	10,755
Keppel Land Ltd.	2,000	6,846
Oversea-Chinese Banking Corp. Ltd.	10,000	69,615
Singapore Exchange Ltd.	2,000	13,598
United Overseas Bank Ltd.	6,000	86,413
UOL Group Ltd.	2,000	7,031

		327,618

TOTAL COMMON STOCKS
(Cost: $2,446,161)		2,444,110

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Far East Financials Sector Index Fund

October 31, 2010

SHORT-TERM INVESTMENTS—0.03%

MONEY MARKET FUNDS—0.03%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(b)(c)	677	677

		677

TOTAL SHORT-TERM INVESTMENTS
(Cost: $677)		677

TOTAL INVESTMENTS IN SECURITIES—99.31%
(Cost: $2,446,838)		2,444,787
Other Assets, Less Liabilities—0.69%		17,075

NET ASSETS—100.00%		$2,461,862

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® MSCI Kokusai Index Fund

October 31, 2010

Security	Shares	Value

COMMON STOCKS—99.40%

AUSTRALIA—4.39%
AGL Energy Ltd.	7,280	$114,816
Alumina Ltd.	20,308	40,409
Amcor Ltd.	16,771	110,470
AMP Ltd.	25,970	135,934
Aristocrat Leisure Ltd.	6,755	23,241
Asciano Group(a)	36,155	55,462
ASX Ltd.	2,380	86,550
Australia and New Zealand Banking Group Ltd.	31,465	765,190
AXA Asia Pacific Holdings Ltd.	12,075	64,387
Bendigo and Adelaide Bank Ltd.	5,496	48,754
BGP Holdings PLC(b)	38,252	5
BHP Billiton Ltd.	43,925	1,804,877
BlueScope Steel Ltd.	21,700	42,434
Boral Ltd.	14,952	64,340
Brambles Ltd.	18,900	118,009
Caltex Australia Ltd.	3,360	38,270
CFS Retail Property Trust	32,655	59,536
Coca-Cola Amatil Ltd.	8,960	106,884
Cochlear Ltd.	1,050	73,095
Commonwealth Bank of Australia	19,460	932,752
Computershare Ltd.	6,020	59,716
Crown Ltd.	7,525	61,442
CSL Ltd.	7,700	247,786
CSR Ltd.	13,766	24,558
Dexus Property Group	50,400	41,004
Energy Resources of Australia Ltd.	525	6,695
Fairfax Media Ltd.(c)	27,830	39,555
Fortescue Metals Group Ltd.(a)	16,800	102,921
Foster’s Group Ltd.	30,940	177,112
Goodman Fielder Ltd.	21,805	31,739
Goodman Group	65,170	40,244
GPT Group	20,300	55,516
Harvey Norman Holdings Ltd.	11,235	36,672
Incitec Pivot Ltd.	24,710	90,101
Insurance Australia Group Ltd.	23,870	88,910
Intoll Group	36,645	54,059
James Hardie Industries SE(a)	8,820	46,599
Leighton Holdings Ltd.	1,890	67,990
Lend Lease Group	5,180	36,608
Macquarie Group Ltd.	3,990	141,578
MAp Group	12,771	38,180
Metcash Ltd.	7,945	34,032
Mirvac Group	43,546	55,276
National Australia Bank Ltd.	26,565	662,953
Newcrest Mining Ltd.	9,083	355,770
OneSteel Ltd.	21,394	56,620
Orica Ltd.	5,078	125,332
Origin Energy Ltd.	12,915	201,789
OZ Minerals Ltd.	21,868	33,546
Paladin Energy Ltd.(a)	6,790	27,288
Qantas Airways Ltd.(a)	15,505	43,162
QBE Insurance Group Ltd.	12,915	217,486
Rio Tinto Ltd.	5,711	462,892
Santos Ltd.	11,525	142,566
Sims Metal Management Ltd.	1,680	27,056
Sonic Healthcare Ltd.	5,288	56,446
SP AusNet	51,211	46,683
Stockland Corp. Ltd.	28,745	106,223
Suncorp-Metway Ltd.	17,955	161,915
Tabcorp Holdings Ltd.	11,830	85,577

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Kokusai Index Fund

October 31, 2010

Tabcorp Holdings Ltd. New(a)(b)	1,314	9,505
Tatts Group Ltd.	25,025	61,324
Telstra Corp. Ltd.	53,412	139,786
Toll Holdings Ltd.	7,525	45,731
Transurban Group	14,490	74,424
Wesfarmers Ltd.	12,355	401,338
Wesfarmers Ltd. Partially Protected	1,225	40,093
Westfield Group	25,690	311,745
Westpac Banking Corp.	38,189	849,726
Woodside Petroleum Ltd.	7,392	315,185
Woolworths Ltd.	16,170	449,343
WorleyParsons Ltd.	2,625	59,051

		11,834,263
AUSTRIA—0.20%
Erste Group Bank AG	2,882	129,905
IMMOEAST AG Escrow(a)(b)	5,270	1
IMMOFINANZ AG(a)	10,342	40,679
OMV AG	2,205	82,273
Raiffeisen International Bank Holding AG	980	55,165
Telekom Austria AG	5,110	78,126
Verbund AG	1,436	57,312
Vienna Insurance Group AG	700	37,599
voestalpine AG	1,820	72,056

		553,116
BELGIUM—0.52%
Ageas	33,161	101,814
Anheuser-Busch InBev NV	9,240	578,370
Belgacom SA	1,650	64,649
Colruyt SA	1,290	72,580
Compagnie Nationale a Portefeuille SA	560	29,815
Delhaize Group SA	1,260	87,896
Dexia SA(a)	8,799	39,123
Groupe Bruxelles Lambert SA	1,087	96,134
KBC Groep NV(a)	2,339	101,609
Mobistar SA	577	38,142
Solvay SA	638	67,473
UCB SA	1,392	53,921
Umicore	1,287	60,497

		1,392,023
CANADA—5.62%
Agnico-Eagle Mines Ltd.	2,310	179,561
Agrium Inc.	1,820	161,360
Alimentation Couche-Tard Inc. Class B	2,800	66,643
ARC Energy Trust	1,590	33,688
Bank of Montreal	6,965	412,246
Bank of Nova Scotia	13,160	707,014
Barrick Gold Corp.	13,020	628,481
BCE Inc.	2,765	92,955
Bombardier Inc. Class B	19,530	97,496
Brookfield Asset Management Inc. Class A	6,860	204,128
Brookfield Properties Corp.	3,325	57,573
CAE Inc.	5,740	64,530
Cameco Corp.	4,655	144,325
Canadian Imperial Bank of Commerce	5,390	414,367
Canadian National Railway Co.	6,475	420,341
Canadian Natural Resources Ltd.	14,700	536,371
Canadian Oil Sands Trust	3,045	76,484
Canadian Pacific Railway Ltd.	2,065	134,907
Canadian Tire Corp. Ltd. Class A	1,015	59,438
Canadian Utilities Ltd. Class A	1,260	60,660
Cenovus Energy Inc.	8,445	235,524
CGI Group Inc. Class A(a)	5,145	79,329

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Kokusai Index Fund

October 31, 2010

CI Financial Corp.	1,995	41,857
Crescent Point Energy Corp.	1,790	71,065
Eldorado Gold Corp.	7,910	134,243
Enbridge Inc.	5,180	287,150
EnCana Corp.	9,975	282,409
Enerplus Resources Fund	1,785	49,151
Ensign Energy Services Inc.	1,995	24,820
Fairfax Financial Holdings Ltd.	392	160,710
Finning International Inc.	1,855	43,714
First Quantum Minerals Ltd.	945	82,938
Fortis Inc.	2,590	82,388
Franco-Nevada Corp.	1,960	67,760
George Weston Ltd.	700	56,373
Gildan Activewear Inc.(a)	1,785	51,554
Goldcorp Inc.	9,975	446,405
Great-West Lifeco Inc.	3,045	79,716
Husky Energy Inc.	3,290	81,862
IAMGOLD Corp.	5,075	92,812
IGM Financial Inc.	1,750	74,224
Imperial Oil Ltd.	4,200	161,875
Industrial Alliance Insurance and Financial Services Inc.	105	3,302
Inmet Mining Corp.	805	48,240
Intact Financial Corp.	700	31,774
Ivanhoe Mines Ltd.(a)	4,375	104,990
Kinross Gold Corp.	13,456	242,647
Loblaw Companies Ltd.	2,240	95,931
Magna International Inc. Class A	1,330	120,557
Manulife Financial Corp.	23,035	292,238
Metro Inc. Class A	595	27,364
National Bank of Canada	2,345	154,697
Nexen Inc.	6,160	131,360
Niko Resources Ltd.	840	80,318
Onex Corp.	2,030	59,587
Open Text Corp.(a)	1,365	60,524
Pacific Rubiales Energy Corp.(a)	2,905	92,808
Pan American Silver Corp.	1,225	39,280
Penn West Energy Trust	5,600	127,838
Petrobank Energy and Resources Ltd.(a)	1,540	61,427
Potash Corp. of Saskatchewan Inc.	3,888	563,561
Power Corp. of Canada	4,235	118,444
Power Financial Corp.	2,835	85,557
Research In Motion Ltd.(a)	6,440	367,123
Ritchie Bros. Auctioneers Inc.(c)	525	11,180
Rogers Communications Inc. Class B	6,475	236,450
Royal Bank of Canada	18,030	963,691
Saputo Inc.	2,345	89,827
Shaw Communications Inc. Class B	4,830	103,805
Sherritt International Corp.	5,260	40,990
Shoppers Drug Mart Corp.	2,485	94,750
Silver Wheaton Corp.(a)	3,640	104,879
Sino-Forest Corp. Class A(a)	3,430	67,953
SNC-Lavalin Group Inc.	1,855	94,974
Sun Life Financial Inc.	7,315	207,460
Suncor Energy Inc.	20,303	652,026
Talisman Energy Inc.	13,685	248,659
Teck Resources Ltd. Class B	6,335	283,880
TELUS Corp. NVS	2,065	87,543
Thomson Reuters Corp.	5,500	210,520
Tim Hortons Inc.	1,400	52,748
TMX Group Inc.	1,295	43,167
Toronto-Dominion Bank (The)	11,935	861,464
TransAlta Corp.	3,115	63,212
TransCanada Corp.	7,980	295,407
Vermilion Energy Trust	245	9,616
Viterra Inc.(a)	3,325	31,923
Yamana Gold Inc.	10,290	113,457
Yellow Pages Income Fund	5,320	32,048

		15,151,643

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Kokusai Index Fund

October 31, 2010

DENMARK—0.50%
Carlsberg A/S Class B	1,365	149,101
Coloplast A/S Class B	700	86,574
Danske Bank A/S(a)	6,300	167,342
DSV A/S	2,975	60,889
Novo Nordisk A/S Class B	6,510	684,401
Novozymes A/S Class B	665	88,506
TrygVesta A/S	420	21,138
Vestas Wind Systems A/S(a)	2,520	80,324
William Demant Holding A/S(a)	353	26,432

		1,364,707
FINLAND—0.60%
Elisa OYJ	2,380	50,843
Fortum OYJ	6,265	177,376
Kesko OYJ Class B	1,190	58,915
Kone OYJ Class B	2,170	116,119
Metso OYJ	1,855	87,842
Neste Oil OYJ	2,065	34,212
Nokia OYJ	46,515	501,693
Nokian Renkaat OYJ	1,890	65,410
Orion OYJ Class B	735	15,600
Outokumpu OYJ	2,135	38,310
Rautaruukki OYJ	1,505	29,850
Sampo OYJ Class A	6,125	171,370
Stora Enso OYJ Class R	3,430	34,039
UPM-Kymmene OYJ	7,665	127,310
Wartsila OYJ Class B	1,505	105,427

		1,614,316
FRANCE—5.27%
Accor SA	2,555	104,636
Aeroports de Paris	665	56,409
Air France-KLM(a)	1,960	35,728
Alcatel-Lucent(a)	31,080	108,946
ALSTOM	2,450	123,475
ArcelorMittal	11,453	367,638
Atos Origin SA(a)	980	45,256
AXA	21,518	391,195
BNP Paribas	12,089	882,972
Bouygues SA	2,905	127,853
Bureau Veritas SA	280	20,665
Cap Gemini SA	1,890	96,289
Carrefour SA	8,575	462,195
Casino Guichard-Perrachon SA	665	62,389
Christian Dior SA	560	80,909
CNP Assurances SA	2,240	44,646
Compagnie de Saint-Gobain	4,904	228,747
Compagnie Generale de Geophysique-Veritas(a)	1,750	40,742
Compagnie Generale des Etablissements Michelin Class B(c)	2,357	187,223
Credit Agricole SA	11,485	187,964
Danone SA	7,115	449,709
Dassault Systemes SA	1,190	91,151
Edenred SA(a)	2,555	53,446
Eiffage SA	455	22,450
Electricite de France	2,625	120,127
Eramet	70	24,231
Essilor International SA	2,555	170,386
Eurazeo	330	25,043
European Aeronautic Defence and Space Co. NV(a)	4,026	105,676
Eutelsat Communications	910	34,131
Fonciere des Regions	140	15,956
France Telecom SA	23,800	571,120
GDF Suez	15,996	637,638
Gecina SA	210	25,452

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Kokusai Index Fund

October 31, 2010

Groupe Eurotunnel SA	4,219	41,875
Hermes International	735	155,739
Icade	455	49,960
Iliad SA	140	15,742
Klepierre	1,541	59,864
L’Air Liquide SA	3,883	501,596
L’Oreal SA	3,360	393,967
Lafarge SA	2,566	146,440
Lagardere SCA	1,820	77,520
LVMH Moet Hennessy Louis Vuitton SA	3,290	514,894
Natixis(a)	13,428	82,250
Neopost SA	665	55,171
Pernod Ricard SA	2,943	260,604
PPR SA	1,085	177,647
PSA Peugeot Citroen SA(a)	2,100	83,477
Publicis Groupe SA	2,660	132,321
Renault SA(a)	2,520	139,839
Safran SA	3,430	108,600
Sanofi-Aventis	13,825	964,227
Schneider Electric SA	3,115	441,613
SCOR SE	2,470	60,662
SES SA FDR	2,975	76,145
Societe Generale	7,756	463,812
Societe Television Francaise 1	2,520	41,067
Sodexo	1,435	93,263
STMicroelectronics NV	9,310	81,315
Suez Environnement SA	4,831	94,307
Technip SA	1,295	108,697
Thales SA	1,295	52,729
Total SA	27,685	1,502,428
Unibail-Rodamco SE	1,015	211,189
Vallourec SA	1,330	137,848
Veolia Environnement	4,655	136,549
Vinci SA	5,390	287,526
Vivendi SA	16,135	459,622

		14,212,898
GERMANY—4.02%
Adidas AG	2,485	161,884
Allianz SE Registered	6,125	766,523
BASF SE	12,635	918,110
Bayer AG	10,535	785,136
Bayerische Motoren Werke AG	3,710	265,613
Beiersdorf AG	1,085	70,591
Celesio AG	1,190	28,333
Commerzbank AG(a)	7,490	67,407
Continental AG(a)	245	21,256
Daimler AG Registered(a)	11,795	777,562
Deutsche Bank AG Registered	11,235	646,795
Deutsche Boerse AG	2,660	186,927
Deutsche Lufthansa AG Registered(a)	3,395	72,550
Deutsche Post AG Registered	10,185	189,692
Deutsche Postbank AG(a)	1,820	63,291
Deutsche Telekom AG Registered	37,905	548,442
E.ON AG	24,220	757,426
Fraport AG	525	33,260
Fresenius Medical Care AG & Co. KGaA	2,520	160,312
GEA Group AG	3,010	78,610
Hannover Rueckversicherung AG Registered	770	38,903
HeidelbergCement AG	1,715	89,591
Henkel AG & Co. KGaA	1,470	72,910
Hochtief AG	525	45,424
Infineon Technologies AG(a)	11,585	91,073
K+S AG	2,124	147,637
Linde AG	2,170	312,014
MAN SE	1,505	165,252
Merck KGaA	875	72,787
METRO AG	1,680	117,592

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Kokusai Index Fund

October 31, 2010

Muenchener Rueckversicherungs-Gesellschaft AG Registered	2,765	431,769
QIAGEN NV(a)	3,045	57,622
RWE AG	5,740	410,869
Salzgitter AG	595	42,664
SAP AG	11,690	608,810
Siemens AG Registered	11,130	1,269,744
Suedzucker AG	560	13,232
ThyssenKrupp AG	4,935	181,356
TUI AG(a)	1,120	13,067
Volkswagen AG	455	59,674

		10,841,710
GREECE—0.08%
Alpha Bank AE(a)	3,760	24,876
Bank of Cyprus Public Co. Ltd.	3,938	18,336
Coca-Cola Hellenic Bottling Co. SA	1,778	45,965
EFG Eurobank Ergasias SA(a)	1,525	9,432
Hellenic Telecommunications Organization SA SP ADR	7,315	29,187
National Bank of Greece SA SP ADR	27,484	62,114
OPAP SA	1,020	19,210
Piraeus Bank SA(a)	850	4,418

		213,538
HONG KONG—1.26%
Bank of East Asia Ltd. (The)	28,480	121,601
BOC Hong Kong (Holdings) Ltd.	52,500	164,564
CLP Holdings Ltd.(c)	17,500	142,216
Esprit Holdings Ltd.	17,709	95,372
Foxconn International Holdings Ltd.(a)	35,000	25,825
Hang Lung Properties Ltd.	35,000	171,336
Hang Seng Bank Ltd.	14,000	204,791
Hong Kong and China Gas Co. Ltd. (The)	38,620	93,059
Hong Kong Exchanges and Clearing Ltd.	17,500	385,112
Hongkong Electric Holdings Ltd.(c)	17,500	111,177
Hutchison Whampoa Ltd.	35,000	344,930
Kerry Properties Ltd.	17,500	97,068
Link REIT (The)	35,000	107,903
MTR Corp. Ltd.	35,000	133,186
New World Development Co. Ltd.	35,000	69,076
Sands China Ltd.(a)	28,000	61,040
Sun Hung Kai Properties Ltd.	35,000	599,564
Swire Pacific Ltd. Class A	17,500	248,313
Wharf (Holdings) Ltd. (The)	35,000	229,803

		3,405,936
IRELAND—0.11%
Anglo Irish Bank Corp. Ltd.(b)	6,552	1
Bank of Ireland(a)	25,970	19,239
CRH PLC	9,244	158,098
Elan Corp. PLC(a)	6,265	35,266
Kerry Group PLC Class A	2,345	86,209

		298,813
ISRAEL—0.36%
Bank Hapoalim Ltd.(a)	5,425	24,641
Bank Leumi le-Israel(a)	8,295	38,248
Bezeq The Israel Telecommunication Corp. Ltd.	9,905	26,301
Cellcom Israel Ltd.	2,275	76,951
Delek Group Ltd. (The)	70	19,377
Israel Chemicals Ltd.	4,830	73,970
Israel Corp. Ltd. (The)(a)	35	37,598
NICE Systems Ltd.(a)	175	5,698
Ormat Industries Ltd.	735	5,881
Partner Communications Co. Ltd.	3,115	62,892

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Kokusai Index Fund

October 31, 2010

Teva Pharmaceutical Industries Ltd.	11,340	591,285

		962,842
ITALY—1.49%
A2A SpA	28,665	46,654
Assicurazioni Generali SpA	14,363	314,419
Atlantia SpA	4,335	98,934
Autogrill SpA(a)	3,780	50,332
Banca Carige SpA	16,000	38,695
Banca Monte dei Paschi di Siena SpA(a)	28,677	40,297
Banca Popolare di Milano Scrl	5,570	25,993
Banco Popolare SpA	9,765	52,423
Enel SpA	81,563	465,078
Eni SpA	31,870	717,154
Fiat SpA	10,959	185,220
Finmeccanica SpA	3,091	43,091
Intesa Sanpaolo SpA	93,190	327,374
Luxottica Group SpA	2,310	68,162
Mediaset SpA	9,695	71,418
Mediobanca SpA(a)	7,885	81,592
Mediolanum SpA	9,570	44,925
Parmalat SpA	18,170	49,903
Pirelli & C. SpA	6,280	53,550
Prelios SpA(a)	6,280	3,679
Prysmian SpA	2,275	44,047
Saipem SpA	2,555	113,390
Snam Rete Gas SpA	16,146	87,353
Telecom Italia SpA	131,041	200,712
Tenaris SA	5,565	115,248
Terna SpA	24,730	113,944
UniCredit SpA	188,908	491,781
Unione di Banche Italiane ScpA	7,146	75,336

		4,020,704
NETHERLANDS—1.33%
AEGON NV(a)	19,740	124,946
Akzo Nobel NV	3,430	203,376
ASML Holding NV	5,530	182,239
Corio NV	805	59,054
Fugro NV CVA	422	29,814
Heineken Holding NV	630	27,092
Heineken NV	3,255	164,769
ING Groep NV CVA(a)	44,557	475,002
Koninklijke Ahold NV	17,150	236,699
Koninklijke DSM NV	2,205	117,747
Koninklijke KPN NV	22,120	368,935
Koninklijke Philips Electronics NV	13,685	413,322
Randstad Holding NV(a)	1,155	54,902
Reed Elsevier NV	8,995	117,045
Royal Boskalis Westminster NV CVA	560	22,650
Royal Vopak NV	910	45,457
SBM Offshore NV	2,073	42,239
TNT NV	5,394	143,195
Unilever NV CVA	22,177	656,702
Wolters Kluwer NV	4,235	96,210

		3,581,395
NEW ZEALAND—0.02%
Contact Energy Ltd.(a)	5,495	24,585
Fletcher Building Ltd.	3,815	23,954

		48,539
NORWAY—0.42%
Aker Solutions ASA	1,715	25,977

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Kokusai Index Fund

October 31, 2010

DnB NOR ASA	12,250	167,241
Norsk Hydro ASA	14,833	90,321
Orkla ASA	5,460	52,569
Renewable Energy Corp. ASA(a)	4,031	13,943
Seadrill Ltd.	5,040	151,822
Statoil ASA	16,835	365,624
Telenor ASA	8,680	139,211
Yara International ASA	2,384	124,683

		1,131,391
PORTUGAL—0.17%
Banco Comercial Portugues SA Registered	57,751	52,495
Banco Espirito Santo SA Registered	8,087	40,127
BRISA - Auto-estradas de Portugal SA	5,987	45,277
CIMPOR - Cimentos de Portugal SGPS SA	2,140	14,845
EDP Renovaveis SA(a)	840	4,868
Energias de Portugal SA	32,200	123,031
Galp Energia SGPS SA Class B	1,435	27,644
Jeronimo Martins SGPS SA	1,120	16,781
Portugal Telecom SGPS SA Registered	9,595	138,295

		463,363
SINGAPORE—0.89%
CapitaLand Ltd.	35,000	105,196
CapitaMall Trust Management Ltd.	105,200	160,940
ComfortDelGro Corp. Ltd.	70,000	80,046
Genting Singapore PLC(a)	70,800	118,707
Golden Agri-Resources Ltd.	70,000	35,155
Keppel Corp. Ltd.	35,000	269,886
Neptune Orient Lines Ltd.(a)(c)	79,499	131,449
Noble Group Ltd.	54,163	77,839
Oversea-Chinese Banking Corp. Ltd.	35,000	243,655
SembCorp Marine Ltd.	35,000	124,396
Singapore Press Holdings Ltd.	13,000	41,684
Singapore Technologies Engineering Ltd.	35,000	89,511
Singapore Telecommunications Ltd.	105,000	250,686
United Overseas Bank Ltd.	35,000	504,076
Wilmar International Ltd.	35,000	173,073

		2,406,299
SPAIN—1.98%
Abertis Infraestructuras SA(c)	4,265	84,117
Acciona SA	385	33,819
Acerinox SA	1,785	29,226
Actividades de Construcciones y Servicios SA(c)	2,345	122,909
Banco Bilbao Vizcaya Argentaria SA	46,588	611,913
Banco de Sabadell SA(c)	13,301	64,612
Banco de Valencia SA(c)	3,524	19,837
Banco Popular Espanol SA	12,400	80,090
Banco Santander SA	106,750	1,369,621
Bankinter SA	4,031	26,826
Criteria CaixaCorp SA	8,260	46,577
Enagas SA	2,485	54,693
Ferrovial SA	4,276	48,687
Gamesa Corporacion Tecnologica SA(a)	2,695	18,729
Gas Natural SDG SA	3,045	44,523
Gestevision Telecinco SA	1,260	16,052
Grifols SA	1,505	24,338
Iberdrola Renovables SA	6,720	22,687
Iberdrola SA	50,610	426,278
Iberia Lineas Aereas de Espana SA(a)	4,585	20,093
Indra Sistemas SA	2,100	41,053
Industria de Diseno Textil SA	3,080	256,896
Mapfre SA	17,154	56,840
Red Electrica Corporacion SA	1,540	77,259

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Kokusai Index Fund

October 31, 2010

Repsol YPF SA	10,220	283,030
Telefonica SA	53,130	1,432,601
Zardoya Otis SA	1,838	30,579

		5,343,885
SWEDEN—1.51%
Alfa Laval AB	5,180	89,466
Assa Abloy AB Class B	4,025	102,776
Atlas Copco AB Class A	8,435	175,627
Atlas Copco AB Class B	4,865	92,443
Boliden AB	1,155	19,535
Electrolux AB Class B	3,920	94,716
Getinge AB Class B	2,906	61,330
Hennes & Mauritz AB Class B	12,530	439,925
Husqvarna AB Class B	4,239	29,696
Investor AB Class B	4,865	99,481
Millicom International Cellular SA SDR	910	85,643
Modern Times Group MTG AB Class B	280	20,008
Nordea Bank AB	41,685	457,281
Sandvik AB	12,425	186,615
Scania AB Class B	4,760	100,813
Securitas AB Class B	4,935	53,769
Skandinaviska Enskilda Banken AB Class A	23,381	180,466
Skanska AB Class B	6,125	116,750
SKF AB Class B	4,550	117,063
SSAB AB Class A	2,660	37,154
Svenska Cellulosa AB Class B	6,965	107,622
Svenska Handelsbanken AB Class A	6,300	205,217
Swedbank AB Class A(a)	10,122	140,778
Swedish Match AB	4,130	115,005
Tele2 AB Class B	3,710	81,341
Telefonaktiebolaget LM Ericsson Class B	39,726	434,902
TeliaSonera AB	29,435	244,754
Volvo AB Class B(a)	14,595	196,894

		4,087,070
SWITZERLAND—3.93%
ABB Ltd. Registered(a)	28,980	600,521
Actelion Ltd. Registered(a)	1,460	72,903
Adecco SA Registered	1,732	96,858
Aryzta AG	945	41,941
Baloise Holding AG Registered	630	58,260
Compagnie Financiere Richemont SA Class A Bearer Units	6,650	331,858
Credit Suisse Group AG Registered	14,065	581,334
GAM Holding AG(a)	1,284	20,301
Geberit AG Registered	543	104,073
Givaudan SA Registered	109	112,380
Holcim Ltd. Registered	3,193	199,177
Julius Baer Group Ltd.	1,879	79,363
Kuehne & Nagel International AG Registered	917	113,471
Logitech International SA Registered(a)	2,345	44,492
Lonza Group AG Registered	665	58,251
Nestle SA Registered	45,815	2,510,858
Nobel Biocare Holding AG Registered	1,575	26,055
Novartis AG Registered	27,195	1,577,504
Pargesa Holding SA Bearer	551	43,727
Roche Holding AG Genusschein	9,275	1,362,722
Schindler Holding AG Participation Certificates	595	63,826
SGS SA Registered	70	112,100
Sonova Holding AG Registered	630	73,025
Straumann Holding AG Registered	70	14,662
Swatch Group AG (The) Bearer	271	103,633
Swatch Group AG (The) Registered	562	39,086
Swiss Life Holding AG Registered(a)	577	70,695
Swiss Reinsurance Co. Registered	4,935	237,342
Swisscom AG Registered	233	97,393
Syngenta AG Registered	1,330	368,100

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Kokusai Index Fund

October 31, 2010

Synthes Inc.	805	96,092
UBS AG Registered(a)	47,707	808,133
Zurich Financial Services AG Registered	1,925	471,512

		10,591,648
UNITED KINGDOM—10.98%
3i Group PLC	17,013	81,492
Admiral Group PLC	1,890	49,254
AMEC PLC	4,585	79,609
Anglo American PLC	17,084	794,288
Antofagasta PLC	4,375	92,471
ARM Holdings PLC	16,940	98,395
Associated British Foods PLC	4,025	67,376
AstraZeneca PLC	19,110	956,158
Autonomy Corp. PLC(a)	2,555	59,722
Aviva PLC	34,335	218,536
BAE Systems PLC	47,040	259,240
Balfour Beatty PLC	9,944	43,991
Barclays PLC	148,786	653,216
BG Group PLC	44,765	869,937
BHP Billiton PLC	29,120	1,030,541
BP PLC	244,825	1,666,693
British Airways PLC(a)(c)	10,325	44,686
British American Tobacco PLC	26,741	1,017,534
British Land Co. PLC	10,675	86,957
British Sky Broadcasting Group PLC	15,645	176,718
BT Group PLC	105,315	258,796
Bunzl PLC	3,465	40,939
Burberry Group PLC	5,915	96,366
Cable & Wireless Worldwide PLC	25,274	28,366
Cairn Energy PLC(a)	19,250	118,768
Capita Group PLC	7,280	89,215
Capital Shopping Centres Group PLC	4,552	27,976
Carnival PLC	2,450	105,369
Centrica PLC	66,012	350,604
Cobham PLC	17,185	63,633
Compass Group PLC	24,535	200,644
Diageo PLC	33,600	618,851
Eurasian Natural Resources Corp.	4,306	59,929
Experian PLC	12,950	150,211
FirstGroup PLC	5,495	35,836
Fresnillo PLC	2,314	46,245
G4S PLC	15,715	65,752
GlaxoSmithKline PLC	68,075	1,328,916
Hammerson PLC	10,330	69,217
Home Retail Group PLC	11,690	40,931
HSBC Holdings PLC	226,945	2,355,193
ICAP PLC	7,245	52,843
Imperial Tobacco Group PLC	13,371	427,337
Inmarsat PLC	3,885	40,498
InterContinental Hotels Group PLC	4,270	82,400
International Power PLC	19,880	132,635
Invensys PLC	10,815	49,833
Investec PLC	6,650	52,969
ITV PLC(a)	3,570	3,895
J Sainsbury PLC	17,885	111,319
Johnson Matthey PLC	2,695	82,470
Kazakhmys PLC	3,570	75,114
Kingfisher PLC	32,235	122,556
Land Securities Group PLC	12,569	136,045
Legal & General Group PLC	82,460	132,364
Lloyds Banking Group PLC(a)	488,320	538,233
London Stock Exchange Group PLC	2,205	25,876
Lonmin PLC(a)	2,495	69,768
Man Group PLC	27,055	112,810
Marks & Spencer Group PLC	22,890	156,414
National Grid PLC	48,068	453,422
Next PLC	2,800	102,291

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Kokusai Index Fund

October 31, 2010

Old Mutual PLC	69,125	143,562
Pearson PLC	11,095	169,316
Petrofac Ltd.	1,400	32,747
Prudential PLC	32,445	327,060
Randgold Resources Ltd.	1,330	123,863
Reckitt Benckiser Group PLC	7,910	441,490
Reed Elsevier PLC	14,665	125,438
Resolution Ltd.	8,773	36,735
Rexam PLC	16,181	82,190
Rio Tinto PLC	18,060	1,165,368
Rolls-Royce Group PLC(a)	23,813	246,518
Royal Bank of Scotland Group PLC(a)	200,095	142,713
Royal Dutch Shell PLC Class A	45,920	1,487,427
Royal Dutch Shell PLC Class B	34,825	1,112,729
RSA Insurance Group PLC	31,535	66,048
SABMiller PLC	11,830	382,721
Sage Group PLC (The)	15,960	68,742
Schroders PLC	2,485	62,734
Scottish & Southern Energy PLC	11,270	207,753
SEGRO PLC	5,845	27,699
Serco Group PLC	7,350	72,152
Severn Trent PLC	2,870	64,010
Shire PLC	6,720	158,043
Smith & Nephew PLC	12,110	106,294
Smiths Group PLC	4,095	78,041
Standard Chartered PLC	25,270	729,452
Standard Life PLC	26,635	96,666
Tesco PLC	104,615	713,943
Thomas Cook Group PLC	6,440	18,626
TUI Travel PLC	9,135	30,831
Tullow Oil PLC	10,115	191,637
Unilever PLC	17,325	498,309
United Utilities Group PLC	8,263	80,719
Vedanta Resources PLC	1,505	49,929
Vodafone Group PLC	685,300	1,860,975
Whitbread PLC	2,590	70,147
Wm Morrison Supermarkets PLC	25,340	119,029
Wolseley PLC(a)	4,235	112,600
WPP PLC	14,910	173,065
Xstrata PLC	25,552	494,111

		29,631,095
UNITED STATES—53.75%
3M Co.	8,540	719,239
Abbott Laboratories	19,915	1,022,038
Abercrombie & Fitch Co. Class A	1,190	51,003
Accenture PLC Class A	7,595	339,572
ACE Ltd.	4,235	251,644
Activision Blizzard Inc.	7,490	85,910
Adobe Systems Inc.(a)	6,860	193,109
Advance Auto Parts Inc.	1,297	84,279
Advanced Micro Devices Inc.(a)	6,090	44,640
AES Corp. (The)(a)	8,960	106,982
Aetna Inc.	5,705	170,351
Aflac Inc.	6,405	357,975
AGCO Corp.(a)	1,015	43,107
Agilent Technologies Inc.(a)	4,795	166,866
Air Products and Chemicals Inc.	2,905	246,838
Airgas Inc.	1,085	76,959
Akamai Technologies Inc.(a)	2,100	108,507
Alcoa Inc.	14,035	184,280
Allegheny Energy Inc.	1,645	38,164
Allegheny Technologies Inc.	1,365	71,922
Allergan Inc.	3,815	276,244
Alliance Data Systems Corp.(a)(c)	910	55,255
Alliant Energy Corp.	1,645	60,092
Allstate Corp. (The)	7,210	219,833
Alpha Natural Resources Inc.(a)	1,575	71,143

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Kokusai Index Fund

October 31, 2010

Altera Corp.	4,585	143,098
Altria Group Inc.	27,615	701,973
Amazon.com Inc.(a)	4,690	774,507
AMB Property Corp.	2,450	69,066
Ameren Corp.	3,080	89,258
American Eagle Outfitters Inc.	3,150	50,432
American Electric Power Co. Inc.	5,250	196,560
American Express Co.	14,070	583,342
American International Group Inc.(a)	1,400	58,814
American Tower Corp. Class A(a)	5,390	278,178
American Water Works Co. Inc.	1,330	31,760
Ameriprise Financial Inc.	3,780	195,388
AmerisourceBergen Corp.	4,200	137,844
AMETEK Inc.	910	49,186
Amgen Inc.(a)	12,740	728,601
Amphenol Corp. Class A	2,100	105,273
Anadarko Petroleum Corp.	6,090	374,961
Analog Devices Inc.	4,095	137,879
Annaly Capital Management Inc.	7,070	125,210
Aon Corp.	3,500	139,125
Apache Corp.	4,760	480,855
Apollo Group Inc. Class A(a)	1,750	65,590
Apple Inc.(a)	11,795	3,548,762
Applied Materials Inc.	17,220	212,839
Arch Capital Group Ltd.(a)(c)	105	9,071
Arch Coal Inc.	1,890	46,475
Archer-Daniels-Midland Co.	7,735	257,730
Arrow Electronics Inc.(a)	1,820	53,890
Assurant Inc.	1,059	41,873
AT&T Inc.	75,600	2,154,600
Autodesk Inc.(a)	3,045	110,168
Automatic Data Processing Inc.	6,755	300,057
AutoNation Inc.(a)(c)	1,505	34,946
AutoZone Inc.(a)	525	124,756
AvalonBay Communities Inc.	1,157	123,001
Avery Dennison Corp.	1,330	48,346
Avnet Inc.(a)	1,995	59,411
Avon Products Inc.	5,740	174,783
Axis Capital Holdings Ltd.	538	18,297
Baker Hughes Inc.	5,671	262,737
Ball Corp.	630	40,547
Bank of America Corp.	129,955	1,486,685
Bank of New York Mellon Corp. (The)	16,065	402,589
Baxter International Inc.	7,630	388,367
BB&T Corp.	8,645	202,379
Beckman Coulter Inc.	1,015	54,039
Becton, Dickinson and Co.	3,010	227,315
Bed Bath & Beyond Inc.(a)	3,430	150,577
Berkshire Hathaway Inc. Class B(a)	10,562	840,313
Best Buy Co. Inc.	4,375	188,037
Biogen Idec Inc.(a)	3,675	230,459
BlackRock Inc.(d)	525	89,770
BMC Software Inc.(a)	2,590	117,741
Boeing Co. (The)	9,030	637,879
BorgWarner Inc.(a)	1,330	74,626
Boston Properties Inc.	1,995	171,949
Boston Scientific Corp.(a)	18,772	119,765
Bristol-Myers Squibb Co.	22,136	595,458
Broadcom Corp. Class A	5,635	229,570
Brown-Forman Corp. Class B NVS	1,400	85,134
Bucyrus International Inc.	420	28,627
Bunge Ltd.	1,750	105,123
C.H. Robinson Worldwide Inc.	1,995	140,608
C.R. Bard Inc.	1,330	110,550
CA Inc.	5,250	121,852
Cablevision NY Group Class A	3,185	85,167
Cabot Oil & Gas Corp.	1,330	38,543
Calpine Corp.(a)	5,425	67,813
Cameron International Corp.(a)	2,730	119,437

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Kokusai Index Fund

October 31, 2010

Campbell Soup Co.	2,835	102,769
Capital One Financial Corp.	6,125	228,279
Cardinal Health Inc.	4,865	168,767
CareFusion Corp.(a)	2,422	58,467
CarMax Inc.(a)	3,640	112,804
Carnival Corp.	5,565	240,241
Caterpillar Inc.	7,700	605,220
CBS Corp. Class B NVS	8,715	147,545
Celanese Corp. Series A	1,855	66,131
Celgene Corp.(a)	6,160	382,351
CenterPoint Energy Inc.	4,165	68,972
CenturyLink Inc.	3,014	124,719
Cephalon Inc.(a)	884	58,733
Cerner Corp.(a)	665	58,407
CF Industries Holdings Inc.	875	107,214
Charles River Laboratories International Inc.(a)	1,050	34,409
Charles Schwab Corp. (The)	14,070	216,678
Chesapeake Energy Corp.	8,085	175,444
Chevron Corp.	25,341	2,093,420
Chubb Corp.	4,655	270,083
Church & Dwight Co. Inc.	665	43,790
CIGNA Corp.	3,710	130,555
Cimarex Energy Co.	1,435	110,136
Cincinnati Financial Corp.	1,750	51,520
Cintas Corp.	2,100	57,687
Cisco Systems Inc.(a)	74,692	1,705,218
CIT Group Inc.(a)	3,500	151,655
Citigroup Inc.(a)	307,895	1,283,922
Citrix Systems Inc.(a)	2,415	154,729
Cliffs Natural Resources Inc.	1,890	123,228
Clorox Co. (The)	1,960	130,438
CME Group Inc.	911	263,871
Coach Inc.	3,920	196,000
Coca-Cola Co. (The)	25,795	1,581,749
Coca-Cola Enterprises Inc.	3,710	89,077
Cognizant Technology Solutions Corp. Class A(a)	3,850	250,981
Colgate-Palmolive Co.	6,860	529,043
Comcast Corp. Class A	26,005	535,183
Comcast Corp. Class A Special	10,746	207,720
Comerica Inc.	2,625	93,923
Computer Sciences Corp.	2,170	106,439
ConAgra Foods Inc.	6,370	143,261
ConocoPhillips	18,165	1,079,001
CONSOL Energy Inc.	2,437	89,584
Consolidated Edison Inc.	3,430	170,540
Constellation Brands Inc. Class A(a)	3,535	69,746
Constellation Energy Group Inc.	2,345	70,913
Cooper Industries PLC	1,877	98,392
Corning Inc.	20,545	375,563
Costco Wholesale Corp.	5,600	351,512
Covance Inc.(a)	1,050	49,340
Coventry Health Care Inc.(a)	2,030	47,543
Covidien PLC	6,580	262,345
Cree Inc.(a)	1,505	77,191
Crown Castle International Corp.(a)	3,080	132,810
Crown Holdings Inc.(a)	848	27,297
CSX Corp.	5,180	318,311
Cummins Inc.	2,660	234,346
CVS Caremark Corp.	17,957	540,865
D.R. Horton Inc.	3,640	38,002
Danaher Corp.	6,160	267,098
Darden Restaurants Inc.	1,890	86,392
DaVita Inc.(a)	1,365	97,939
Dean Foods Co.(a)	2,695	28,028
Deere & Co.	5,670	435,456
Dell Inc.(a)	22,335	321,177
Delta Air Lines Inc.(a)	1,722	23,919
Denbury Resources Inc.(a)	3,500	59,570
DENTSPLY International Inc.	2,135	67,018

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Kokusai Index Fund

October 31, 2010

Devon Energy Corp.	5,600	364,112
DeVry Inc.	735	35,177
Diamond Offshore Drilling Inc.	1,190	78,730
DIRECTV Class A(a)	12,537	544,858
Discover Financial Services	8,190	144,553
Discovery Communications Inc. Series A(a)(c)	2,172	96,893
Discovery Communications Inc. Series C(a)	2,172	84,404
DISH Network Corp. Class A	3,151	62,579
Dolby Laboratories Inc. Class A(a)	514	31,704
Dollar Tree Inc.(a)	1,312	67,319
Dominion Resources Inc.	7,665	333,121
Dover Corp.	2,590	137,529
Dow Chemical Co. (The)	14,735	454,280
Dr Pepper Snapple Group Inc.	3,746	136,916
DTE Energy Co.	2,555	119,472
Duke Energy Corp.	16,905	307,840
Duke Realty Corp.	4,095	51,065
Dun & Bradstreet Corp. (The)	770	57,296
E.I. du Pont de Nemours and Co.	12,005	567,596
Eastman Chemical Co.	1,225	96,248
Eaton Corp.	1,890	167,889
Eaton Vance Corp.	1,085	31,215
eBay Inc.(a)	14,420	429,860
Ecolab Inc.	2,485	122,560
Edison International	4,060	149,814
Edwards Lifesciences Corp.(a)	1,680	107,369
El Paso Corp.	9,345	123,915
Electronic Arts Inc.(a)	4,130	65,461
Eli Lilly and Co.	13,090	460,768
EMC Corp.(a)	26,915	565,484
Emerson Electric Co.	10,045	551,470
Energen Corp.	420	18,749
Energizer Holdings Inc.(a)	700	52,346
Entergy Corp.	2,555	190,424
EOG Resources Inc.	3,465	331,670
EQT Corp.	1,890	70,762
Equifax Inc.	1,855	61,456
Equity Residential	3,780	183,821
Estee Lauder Companies Inc. (The) Class A	1,645	117,075
Everest Re Group Ltd.	980	82,594
Exelon Corp.	8,505	347,174
Expedia Inc.	1,785	51,676
Expeditors International of Washington Inc.	2,730	134,753
Express Scripts Inc.(a)	6,977	338,524
Exxon Mobil Corp.	65,912	4,381,171
F5 Networks Inc.(a)	525	61,793
Family Dollar Stores Inc.	2,137	98,665
Fastenal Co.(c)	1,855	95,495
Federal Realty Investment Trust	781	64,026
FedEx Corp.	3,920	343,862
Fidelity National Financial Inc. Class A	2,820	37,760
Fidelity National Information Services Inc.	3,756	101,788
Fifth Third Bancorp	10,684	134,191
First Solar Inc.(a)(c)	674	92,796
FirstEnergy Corp.	4,025	146,188
Fiserv Inc.(a)	1,820	99,226
Flextronics International Ltd.(a)(c)	12,285	87,961
FLIR Systems Inc.(a)	1,540	42,874
Flowserve Corp.	665	66,500
Fluor Corp.	2,240	107,946
FMC Corp.	842	61,550
FMC Technologies Inc.(a)	1,610	116,081
Ford Motor Co.(a)	37,450	529,168
Forest Laboratories Inc.(a)	3,675	121,459
Fortune Brands Inc.	1,890	102,155
Foster Wheeler AG(a)(c)	1,960	45,903
Franklin Resources Inc.	2,380	272,986
Freeport-McMoRan Copper & Gold Inc.	5,495	520,267
Frontier Communications Corp.	8,678	76,193

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Kokusai Index Fund

October 31, 2010

GameStop Corp. Class A(a)(c)	2,102	41,325
Gap Inc. (The)	6,895	131,074
Garmin Ltd.	1,610	52,872
General Dynamics Corp.	4,375	298,025
General Electric Co.	138,500	2,218,770
General Mills Inc.	8,750	328,475
Genuine Parts Co.	2,555	122,282
Genworth Financial Inc. Class A(a)	5,740	65,092
Genzyme Corp.(a)	3,500	252,455
Gilead Sciences Inc.(a)	11,620	460,965
Goldman Sachs Group Inc. (The)	6,282	1,011,088
Goodrich Corp.	945	77,556
Goodyear Tire & Rubber Co. (The)(a)	3,850	39,347
Google Inc. Class A(a)	3,220	1,973,828
H&R Block Inc.	4,060	47,867
H.J. Heinz Co.	3,990	195,949
Halliburton Co.	11,725	373,558
Hansen Natural Corp.(a)	1,050	53,771
Harley-Davidson Inc.	3,325	102,011
Harris Corp.	1,540	69,593
Harsco Corp.	1,120	25,962
Hartford Financial Services Group Inc. (The)	5,075	121,698
Hasbro Inc.	2,065	95,506
HCP Inc.	3,010	108,390
Health Care REIT Inc.	385	19,674
Helmerich & Payne Inc.	1,470	62,887
Henry Schein Inc.(a)	455	25,548
Hershey Co. (The)	1,855	91,804
Hess Corp.	3,955	249,284
Hewlett-Packard Co.	30,453	1,280,853
Hologic Inc.(a)	3,185	51,024
Home Depot Inc. (The)	22,085	681,985
Honeywell International Inc.	9,485	446,838
Hormel Foods Corp.	350	16,072
Hospira Inc.(a)	2,065	122,826
Host Hotels & Resorts Inc.	5,320	84,535
Hudson City Bancorp Inc.	6,790	79,104
Human Genome Sciences Inc.(a)	1,890	50,803
Humana Inc.(a)	1,514	88,251
IHS Inc. Class A(a)	595	42,983
Illinois Tool Works Inc.	5,845	267,116
Illumina Inc.(a)	1,505	81,737
Ingersoll-Rand PLC	4,306	169,269
Integrys Energy Group Inc.	1,435	76,328
Intel Corp.	71,333	1,431,653
IntercontinentalExchange Inc.(a)	945	108,552
International Business Machines Corp.	16,765	2,407,454
International Flavors & Fragrances Inc.	1,575	79,002
International Game Technology	4,445	69,298
International Paper Co.	5,821	147,155
Interpublic Group of Companies Inc. (The)(a)	7,805	80,782
Intuit Inc.(a)	4,130	198,240
Intuitive Surgical Inc.(a)	560	147,252
Invesco Ltd.	6,547	150,581
Iron Mountain Inc.	2,205	48,047
ITT Corp.	2,100	99,099
ITT Educational Services Inc.(a)(c)	525	33,878
J.B. Hunt Transport Services Inc.	455	16,362
J.C. Penney Co. Inc.	2,870	89,487
J.M. Smucker Co. (The)	1,356	87,164
Jacobs Engineering Group Inc.(a)	1,540	59,459
Jefferies Group Inc.(c)	1,365	32,664
Johnson & Johnson	34,759	2,213,106
Johnson Controls Inc.	8,015	281,487
Joy Global Inc.	1,368	97,060
JPMorgan Chase & Co.	51,555	1,940,015
Juniper Networks Inc.(a)	6,790	219,928
KBR Inc.	1,820	46,228
Kellogg Co.	3,325	167,114

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Kokusai Index Fund

October 31, 2010

KeyCorp	12,331	100,991
Kimberly-Clark Corp.	5,425	343,619
Kimco Realty Corp.	6,304	108,618
Kinder Morgan Management LLC(a)	743	45,822
KLA-Tencor Corp.	2,520	90,014
Kohl’s Corp.(a)	3,885	198,912
Kraft Foods Inc. Class A	22,505	726,236
Kroger Co. (The)	8,400	184,800
L-3 Communications Holdings Inc.	1,680	121,279
Laboratory Corp. of America Holdings(a)	1,470	119,540
Lam Research Corp.(a)	1,680	76,927
Las Vegas Sands Corp.(a)	3,955	181,455
Legg Mason Inc.	2,450	76,024
Leggett & Platt Inc.	2,625	53,498
Lender Processing Services Inc.	1,540	44,414
Leucadia National Corp.(a)	3,220	81,852
Level 3 Communications Inc.(a)	25,910	25,073
Liberty Global Inc. Series A(a)(c)	2,485	93,908
Liberty Global Inc. Series C(a)	2,240	81,066
Liberty Media Corp. - Liberty Interactive Group Series A(a)	8,155	120,368
Life Technologies Corp.(a)	2,209	110,848
Limited Brands Inc.	4,515	132,696
Lincoln National Corp.	4,174	102,180
Linear Technology Corp.	2,835	91,372
Lockheed Martin Corp.	4,200	299,418
Loews Corp.	4,060	160,289
Lorillard Inc.	2,275	194,148
Lowe’s Companies Inc.	19,880	424,040
LSI Corp.(a)	9,240	48,418
Lubrizol Corp.	1,190	121,963
M&T Bank Corp.(c)	1,190	88,953
Macerich Co. (The)	1,674	74,677
Macy’s Inc.	5,880	139,003
Manpower Inc.	1,120	61,298
Marathon Oil Corp.	9,345	332,402
Marriott International Inc. Class A	3,920	145,236
Marsh & McLennan Companies Inc.	7,175	179,231
Marshall & Ilsley Corp.	4,235	25,029
Martin Marietta Materials Inc.(c)	525	42,252
Marvell Technology Group Ltd.(a)	6,685	129,087
Masco Corp.	5,250	55,965
MasterCard Inc. Class A	1,362	326,962
Mattel Inc.	5,215	121,666
Maxim Integrated Products Inc.	3,605	78,084
McAfee Inc.(a)	2,100	99,330
McCormick & Co. Inc. NVS	1,866	82,515
McDonald’s Corp.	13,407	1,042,662
McGraw-Hill Companies Inc. (The)	4,235	159,448
McKesson Corp.	3,605	237,858
MDU Resources Group Inc.	1,575	31,390
Mead Johnson Nutrition Co. Class A	3,136	184,460
MeadWestvaco Corp.	2,310	59,436
Medco Health Solutions Inc.(a)	6,125	321,746
Medtronic Inc.	14,245	501,566
MEMC Electronic Materials Inc.(a)	3,570	45,767
Merck & Co. Inc.	39,353	1,427,727
MetLife Inc.	10,990	443,227
MetroPCS Communications Inc.(a)	2,625	27,326
MGM Resorts International(a)	2,870	31,369
Microchip Technology Inc.	2,905	93,483
Micron Technology Inc.(a)	11,235	92,913
Microsoft Corp.	101,820	2,712,485
Mohawk Industries Inc.(a)	910	52,179
Molson Coors Brewing Co. Class B NVS	1,645	77,693
Monsanto Co.	7,105	422,179
Moody’s Corp.	3,150	85,239
Morgan Stanley	15,762	392,001
Mosaic Co. (The)	2,136	156,270
Motorola Inc.(a)	28,700	233,905

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Kokusai Index Fund

October 31, 2010

Murphy Oil Corp.	2,345	152,800
Mylan Inc.(a)	3,850	78,232
Nabors Industries Ltd.(a)	3,535	73,882
NASDAQ OMX Group Inc. (The)(a)	1,995	41,935
National Oilwell Varco Inc.	5,601	301,110
National Semiconductor Corp.	3,640	49,868
NetApp Inc.(a)	4,795	255,334
Netflix Inc.(a)	385	66,798
New York Community Bancorp Inc.	5,495	93,030
Newell Rubbermaid Inc.	3,395	59,922
Newfield Exploration Co.(a)	1,680	100,162
Newmont Mining Corp.	6,440	392,003
News Corp. Class A NVS	24,990	361,355
News Corp. Class B	6,510	104,681
NextEra Energy Inc.	5,040	277,402
NII Holdings Inc.(a)	2,450	102,435
Nike Inc. Class B	4,900	399,056
NiSource Inc.	3,675	63,614
Noble Corp.	3,430	118,438
Noble Energy Inc.	2,205	179,663
Nordstrom Inc.	1,855	71,436
Norfolk Southern Corp.	4,900	301,301
Northeast Utilities	1,225	38,318
Northern Trust Corp.	3,010	149,386
Northrop Grumman Corp.	3,920	247,783
NRG Energy Inc.(a)	1,855	36,933
NSTAR	735	30,657
Nuance Communications Inc.(a)	2,275	35,740
Nucor Corp.	4,095	156,511
NVIDIA Corp.(a)	8,015	96,420
NYSE Euronext Inc.	3,780	115,819
O’Reilly Automotive Inc.(a)	1,225	71,663
Occidental Petroleum Corp.	10,535	828,367
Old Republic International Corp.	4,375	57,750
Omnicare Inc.	1,470	35,456
Omnicom Group Inc.	4,060	178,478
ONEOK Inc.	1,871	93,213
Oracle Corp.	51,940	1,527,036
Owens-Illinois Inc.(a)	2,555	71,617
PACCAR Inc.	4,655	238,615
Pactiv Corp.(a)	735	24,387
Pall Corp.	1,785	76,166
Parker Hannifin Corp.	2,275	174,151
PartnerRe Ltd.	774	61,394
Patterson Companies Inc.	1,645	45,484
Paychex Inc.	4,480	124,096
Peabody Energy Corp.	3,745	198,110
Pentair Inc.	1,575	51,550
People’s United Financial Inc.	5,110	62,904
Pepco Holdings Inc.	3,885	74,825
PepsiCo Inc.	20,437	1,334,536
Perrigo Co.	1,435	94,538
Petrohawk Energy Corp.(a)	3,745	63,702
PetSmart Inc.	2,345	87,773
Pfizer Inc.	103,363	1,798,516
PG&E Corp.	4,725	225,949
Pharmaceutical Product Development Inc.	1,330	34,327
Philip Morris International Inc.	24,570	1,437,345
Pinnacle West Capital Corp.	1,610	66,268
Pioneer Natural Resources Co.	1,820	127,036
Pitney Bowes Inc.	1,820	39,931
Plains Exploration & Production Co.(a)	1,365	38,043
Plum Creek Timber Co. Inc.(c)	2,625	96,705
PNC Financial Services Group Inc. (The)(d)	6,335	341,456
Polo Ralph Lauren Corp.	1,050	101,724
PPG Industries Inc.	2,205	169,123
PPL Corp.	4,970	133,693
Praxair Inc.	4,200	383,628
Precision Castparts Corp.	1,995	272,477

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Kokusai Index Fund

October 31, 2010

Priceline.com Inc.(a)	630	237,390
Pride International Inc.(a)	2,170	65,794
Principal Financial Group Inc.	4,445	119,304
Procter & Gamble Co. (The)	36,995	2,351,772
Progress Energy Inc.	3,920	176,400
Progressive Corp. (The)	8,820	186,631
ProLogis	4,445	60,674
Prudential Financial Inc.	6,125	322,052
Public Service Enterprise Group Inc.	6,720	217,392
Public Storage	2,590	256,980
Pulte Group Inc.(a)	3,010	23,629
QEP Resources Inc.	2,240	73,987
QUALCOMM Inc.	21,280	960,366
Quanta Services Inc.(a)	2,030	39,910
Quest Diagnostics Inc.	2,100	103,194
Qwest Communications International Inc.	20,650	136,290
R.R. Donnelley & Sons Co.	2,625	48,431
Ralcorp Holdings Inc.(a)	525	32,582
Range Resources Corp.	2,030	75,902
Raytheon Co.	5,040	232,243
Red Hat Inc.(a)	2,205	93,183
Regency Centers Corp.	1,015	42,813
Regions Financial Corp.	16,170	101,871
RenaissanceRe Holdings Ltd.	1,120	67,491
Republic Services Inc.	3,990	118,942
Reynolds American Inc.	2,100	136,290
Robert Half International Inc.	2,065	55,982
Rockwell Automation Inc.	2,065	128,794
Rockwell Collins Inc.	2,170	131,307
Roper Industries Inc.	595	41,311
Ross Stores Inc.	1,855	109,426
Rowan Companies Inc.(a)	1,890	62,181
Royal Caribbean Cruises Ltd.(a)	1,960	77,498
Safeway Inc.	5,600	128,240
SAIC Inc.(a)	1,610	25,019
Salesforce.com Inc.(a)	1,645	190,935
SanDisk Corp.(a)	2,590	97,332
Sara Lee Corp.	8,960	128,397
SBA Communications Corp. Class A(a)	1,925	75,576
SCANA Corp.	455	18,582
Schlumberger Ltd.	17,633	1,232,370
Scripps Networks Interactive Inc. Class A	945	48,091
Seagate Technology PLC(a)	6,965	102,037
Sealed Air Corp.	2,730	63,200
Sears Holdings Corp.(a)(c)	735	52,905
SEI Investments Co.	2,205	48,841
Sempra Energy	3,185	170,334
Sherwin-Williams Co. (The)	1,435	104,712
Sigma-Aldrich Corp.	1,575	99,887
Simon Property Group Inc.	3,803	365,164
SLM Corp.(a)	7,175	85,383
Southern Co.	10,395	393,659
Southwestern Energy Co.(a)	4,553	154,119
Spectra Energy Corp.	8,260	196,340
Sprint Nextel Corp.(a)	39,025	160,783
SPX Corp.	700	46,942
St. Jude Medical Inc.(a)	4,515	172,924
Stanley Black & Decker Inc.	2,163	134,041
Staples Inc.	9,520	194,874
Starbucks Corp.	9,310	265,149
Starwood Hotels & Resorts Worldwide Inc.	2,800	151,592
State Street Corp.	6,545	273,319
Stericycle Inc.(a)	560	40,174
Stryker Corp.	3,815	188,804
Sunoco Inc.	1,575	59,015
SunTrust Banks Inc.	6,268	156,825
SUPERVALU Inc.	2,800	30,212
Symantec Corp.(a)	10,710	173,288
Synopsys Inc.(a)	2,100	53,718

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Kokusai Index Fund

October 31, 2010

Sysco Corp.	7,595	223,749
T. Rowe Price Group Inc.	3,675	203,117
Target Corp.	9,243	480,081
TD AMERITRADE Holding Corp.(a)	3,570	61,011
Telephone and Data Systems Inc.	875	30,476
Teradata Corp.(a)	2,625	103,320
Texas Instruments Inc.	16,170	478,147
Textron Inc.	3,570	74,327
TFS Financial Corp.	840	7,350
Thermo Fisher Scientific Inc.(a)	5,495	282,553
Tiffany & Co.	1,820	96,460
Time Warner Cable Inc.	4,693	271,584
Time Warner Inc.	15,331	498,411
TJX Companies Inc. (The)	5,530	253,772
Toll Brothers Inc.(a)	1,833	32,884
Torchmark Corp.	1,017	58,254
Total System Services Inc.	2,905	45,347
Transocean Ltd.(a)	4,305	272,765
Travelers Companies Inc. (The)	6,895	380,604
Tyco Electronics Ltd.	5,985	189,605
Tyco International Ltd.	7,035	269,300
Tyson Foods Inc. Class A	4,585	71,297
U.S. Bancorp	24,815	600,027
Ultra Petroleum Corp.(a)	2,103	86,538
Union Pacific Corp.	6,545	573,866
United Parcel Service Inc. Class B	8,925	601,009
United States Steel Corp.	2,030	86,864
United Technologies Corp.	11,235	840,041
UnitedHealth Group Inc.	15,001	540,786
Unum Group	4,795	107,504
Urban Outfitters Inc.(a)(c)	945	29,078
URS Corp.(a)	851	33,129
Valeant Pharmaceuticals International Inc.	2,170	60,178
Valero Energy Corp.	7,350	131,932
Validus Holdings Ltd.	1,088	30,856
Varian Medical Systems Inc.(a)	1,680	106,210
Ventas Inc.	1,820	97,479
VeriSign Inc.(a)	2,590	90,003
Verizon Communications Inc.	36,155	1,173,953
Vertex Pharmaceuticals Inc.(a)	2,065	79,151
VF Corp.	1,365	113,623
Viacom Inc. Class B NVS	6,755	260,675
Virgin Media Inc.	3,990	101,466
Visa Inc. Class A	5,882	459,796
VMware Inc. Class A(a)	910	69,579
Vornado Realty Trust	1,974	172,508
Vulcan Materials Co.(c)	1,435	52,392
W.R. Berkley Corp.	1,207	33,217
W.W. Grainger Inc.	1,015	125,890
Wal-Mart Stores Inc.	26,600	1,440,922
Walgreen Co.	13,020	441,118
Walt Disney Co. (The)	23,100	834,141
Washington Post Co. (The) Class B	105	42,226
Waste Management Inc.	6,475	231,287
Waters Corp.(a)	1,330	98,593
Watson Pharmaceuticals Inc.(a)	322	15,021
Weatherford International Ltd.(a)	8,820	148,264
WellPoint Inc.(a)	5,495	298,598
Wells Fargo & Co.	63,649	1,659,966
Western Digital Corp.(a)	2,975	95,260
Western Union Co.	9,415	165,704
Weyerhaeuser Co.	7,782	126,224
Whirlpool Corp.	980	74,313
White Mountains Insurance Group Ltd.	140	44,688
Whole Foods Market Inc.(a)	1,890	75,128
Williams Companies Inc. (The)	7,980	171,730
Willis Group Holdings PLC	2,555	81,249
Windstream Corp.	6,125	77,543
Wisconsin Energy Corp.	1,435	85,440

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Kokusai Index Fund

October 31, 2010

Wynn Resorts Ltd.	1,155	123,781
Xcel Energy Inc.	6,405	152,823
Xerox Corp.	18,132	212,144
Xilinx Inc.	3,920	105,095
XL Group PLC	4,375	92,531
Yahoo! Inc.(a)	17,220	284,302
Yum! Brands Inc.	5,810	287,944
Zimmer Holdings Inc.(a)	2,730	129,511

		144,996,529

TOTAL COMMON STOCKS
(Cost: $246,089,106)		268,147,723

PREFERRED STOCKS—0.28%

GERMANY—0.23%
Fresenius SE	910	81,466
Henkel AG & Co. KGaA	2,240	131,945
Porsche Automobil Holding SE	1,260	64,473
RWE AG NVS	595	40,250
Volkswagen AG	1,972	296,015

		614,149
ITALY—0.05%
Intesa Sanpaolo SpA RNC	16,275	44,540
Telecom Italia SpA RNC	81,830	100,087

		144,627
UNITED KINGDOM—0.00%
Rolls-Royce Group PLC Class C(b)	1,524,032	2,437

		2,437

TOTAL PREFERRED STOCKS
(Cost: $648,508)		761,213

RIGHTS—0.01%

UNITED KINGDOM—0.01%
Standard Chartered PLC(a)	3,158	26,533

		26,533

TOTAL RIGHTS
(Cost: $0)		26,533

SHORT-TERM INVESTMENTS—0.56%

MONEY MARKET FUNDS—0.56%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.28%(d)(e)(f)	1,122,816	1,122,816
BlackRock Cash Funds: Prime, SL Agency Shares
0.26%(d)(e)(f)	156,289	156,289

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Kokusai Index Fund

October 31, 2010

BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(d)(e)	235,373	235,373

		1,514,478

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,514,478)		1,514,478

TOTAL INVESTMENTS IN SECURITIES—100.25%
(Cost: $248,252,092)		270,449,947
Other Assets, Less Liabilities—(0.25)%		(679,796)

NET ASSETS—100.00%		$269,770,151

FDR—Fiduciary Depositary Receipts

NVS—Non-Voting Shares

SDR—Swedish Depositary Receipts

SP ADR—Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® NYSE 100 Index Fund

October 31, 2010

Security	Shares	Value

COMMON STOCKS—99.77%

AEROSPACE & DEFENSE—2.67%
Boeing Co. (The)	7,394	$522,312
General Dynamics Corp.	3,584	244,142
Lockheed Martin Corp.	3,273	233,332
United Technologies Corp.	9,779	731,176

		1,730,962
AGRICULTURE—3.35%
Altria Group Inc.	23,558	598,844
Monsanto Co.	6,129	364,185
Philip Morris International Inc.	20,713	1,211,711

		2,174,740
APPAREL—0.42%
Nike Inc. Class B	3,352	272,987

		272,987
AUTO MANUFACTURERS—0.82%
Ford Motor Co.(a)	37,753	533,450

		533,450
BANKS—6.39%
Bank of America Corp.	112,301	1,284,724
Bank of New York Mellon Corp. (The)	13,631	341,593
PNC Financial Services Group Inc. (The)(b)	5,959	321,190
State Street Corp.	5,595	233,647
U.S. Bancorp	21,640	523,255
Wells Fargo & Co.	55,377	1,444,232

		4,148,641
BEVERAGES—4.08%
Coca-Cola Co. (The)	24,058	1,475,236
PepsiCo Inc.	17,979	1,174,029

		2,649,265
CHEMICALS—2.03%
Dow Chemical Co. (The)	12,905	397,861
E.I. du Pont de Nemours and Co.	10,178	481,216
Mosaic Co. (The)	1,675	122,543
Praxair Inc.	3,481	317,955

		1,319,575
COMMERCIAL SERVICES—1.11%
MasterCard Inc. Class A	1,177	282,551
Visa Inc. Class A(c)	5,585	436,579

		719,130
COMPUTERS—6.11%
Accenture PLC Class A	7,135	319,006

Schedule of Investments (Unaudited) (Continued)

iShares® NYSE 100 Index Fund

October 31, 2010

EMC Corp.(a)	23,089	485,100
Hewlett-Packard Co.	26,502	1,114,674
International Business Machines Corp.	14,253	2,046,731

		3,965,511
COSMETICS & PERSONAL CARE—3.80%
Colgate-Palmolive Co.	5,555	428,402
Procter & Gamble Co. (The)	32,076	2,039,071

		2,467,473
DIVERSIFIED FINANCIAL SERVICES—7.17%
American Express Co.	12,053	499,717
Citigroup Inc.(a)	268,546	1,119,837
Franklin Resources Inc.	1,761	201,987
Goldman Sachs Group Inc. (The)	4,874	784,470
JPMorgan Chase & Co.	44,897	1,689,474
Morgan Stanley	14,395	358,004

		4,653,489
ELECTRIC—2.26%
Dominion Resources Inc.	6,647	288,879
Duke Energy Corp.	14,718	268,015
Exelon Corp.	7,447	303,986
NextEra Energy Inc.	4,664	256,707
Southern Co.	9,258	350,600

		1,468,187
ELECTRICAL COMPONENTS & EQUIPMENT—0.72%
Emerson Electric Co.	8,520	467,748

		467,748
FOOD—1.30%
General Mills Inc.	6,939	260,490
Kraft Foods Inc. Class A	18,115	584,571

		845,061
HEALTH CARE - PRODUCTS—4.82%
Alcon Inc.	862	144,575
Baxter International Inc.	6,591	335,482
Covidien PLC	5,686	226,701
Johnson & Johnson	31,255	1,990,006
Medtronic Inc.	12,221	430,301

		3,127,065
HEALTH CARE - SERVICES—1.09%
UnitedHealth Group Inc.	12,728	458,844
WellPoint Inc.(a)	4,522	245,726

		704,570
HOUSEHOLD PRODUCTS & WARES—0.45%
Kimberly-Clark Corp.	4,618	292,504

		292,504
INSURANCE—2.90%
Aflac Inc.	5,278	294,987

Schedule of Investments (Unaudited) (Continued)

iShares® NYSE 100 Index Fund

October 31, 2010

Berkshire Hathaway Inc. Class B(a)	9,508	756,457
MetLife Inc.	6,537	263,637
Prudential Financial Inc.	5,202	273,521
Travelers Companies Inc. (The)	5,320	293,664

		1,882,266
MACHINERY—1.34%
Caterpillar Inc.	6,439	506,105
Deere & Co.	4,750	364,800

		870,905
MANUFACTURING—5.23%
3M Co.	7,382	621,712
Danaher Corp.	5,696	246,979
General Electric Co.	120,574	1,931,595
Honeywell International Inc.	7,876	371,038
Illinois Tool Works Inc.	4,838	221,097

		3,392,421
MEDIA—1.75%
Time Warner Inc.	12,685	412,389
Walt Disney Co. (The)	20,088	725,378

		1,137,767
MINING—1.44%
Freeport-McMoRan Copper & Gold Inc.	5,325	504,171
Newmont Mining Corp.	5,456	332,107
Southern Copper Corp.	2,381	101,907

		938,185
OIL & GAS—13.83%
Anadarko Petroleum Corp.	5,582	343,684
Apache Corp.	4,110	415,192
Chevron Corp.	22,653	1,871,364
ConocoPhillips	15,677	931,214
Devon Energy Corp.	4,629	300,978
EOG Resources Inc.	2,842	272,036
Exxon Mobil Corp.	57,716	3,836,382
Marathon Oil Corp.	8,016	285,129
Occidental Petroleum Corp.	9,158	720,094

		8,976,073
OIL & GAS SERVICES—2.16%
Halliburton Co.	10,240	326,246
Schlumberger Ltd.	15,420	1,077,704

		1,403,950
PHARMACEUTICALS—7.58%
Abbott Laboratories	17,390	892,455
Bristol-Myers Squibb Co.	19,440	522,936
Eli Lilly and Co.	11,078	389,946
Medco Health Solutions Inc.(a)	5,155	270,792
Merck & Co. Inc.	34,734	1,260,149
Pfizer Inc.	91,028	1,583,887

		4,920,165

Schedule of Investments (Unaudited) (Continued)

iShares® NYSE 100 Index Fund

October 31, 2010

REAL ESTATE INVESTMENT TRUSTS—0.49%
Simon Property Group Inc.	3,303	317,154

		317,154
RETAIL—6.77%
CVS Caremark Corp.	15,405	463,999
Home Depot Inc. (The)	19,215	593,359
Lowe’s Companies Inc.	16,351	348,767
McDonald’s Corp.	12,030	935,573
Target Corp.	7,564	392,874
Wal-Mart Stores Inc.	23,783	1,288,325
Walgreen Co.	11,041	374,069

		4,396,966
SEMICONDUCTORS—0.61%
Texas Instruments Inc.	13,487	398,811

		398,811
TELECOMMUNICATIONS—5.04%
AT&T Inc.	67,136	1,913,376
Corning Inc.	17,642	322,496
Verizon Communications Inc.	31,945	1,037,254

		3,273,126
TRANSPORTATION—2.04%
FedEx Corp.	3,281	287,809
Union Pacific Corp.	5,615	492,323
United Parcel Service Inc. Class B	8,078	543,973

		1,324,105

TOTAL COMMON STOCKS
(Cost: $75,369,503)		64,772,252

SHORT-TERM INVESTMENTS—0.07%

MONEY MARKET FUNDS—0.07%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.28%(b)(d)(e)	7,463	7,463
BlackRock Cash Funds: Prime, SL Agency Shares
0.26%(b)(d)(e)	1,039	1,039

Schedule of Investments (Unaudited) (Continued)

iShares® NYSE 100 Index Fund

October 31, 2010

BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(b)(d)	38,779	38,779

		47,281

TOTAL SHORT-TERM INVESTMENTS
(Cost: $47,281)		47,281

TOTAL INVESTMENTS IN SECURITIES—99.84%
(Cost: $75,416,784)		64,819,533
Other Assets, Less Liabilities—0.16%		101,457

NET ASSETS—100.00%		$64,920,990

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® NYSE Composite Index Fund

October 31, 2010

Security	Shares	Value

COMMON STOCKS—99.84%

ADVERTISING—0.13%
Interpublic Group of Companies Inc. (The)(a)	3,618	$37,446
Omnicom Group Inc.	1,984	87,217

		124,663
AEROSPACE & DEFENSE—1.54%
AAR Corp.(a)	490	10,800
Alliant Techsystems Inc.(a)	184	14,028
Boeing Co. (The)	4,282	302,480
CAE Inc.	2,043	22,861
Curtiss-Wright Corp.	408	12,599
Esterline Technologies Corp.(a)	264	15,956
GenCorp Inc.(a)	1,414	6,886
General Dynamics Corp.	2,032	138,420
Goodrich Corp.	808	66,313
L-3 Communications Holdings Inc.	710	51,255
Lockheed Martin Corp.	1,811	129,106
Moog Inc. Class A(a)	312	11,731
Northrop Grumman Corp.	1,767	111,692
Orbital Sciences Corp.(a)	634	10,296
Raytheon Co.	2,323	107,044
Rockwell Collins Inc.	1,022	61,841
Spirit AeroSystems Holdings Inc. Class A(a)	826	17,875
Teledyne Technologies Inc.(a)	311	12,928
Triumph Group Inc.	159	13,291
United Technologies Corp.	5,597	418,488

		1,535,890
AGRICULTURE—1.60%
Altria Group Inc.	13,698	348,203
Archer-Daniels-Midland Co.	3,830	127,616
Bunge Ltd.	910	54,664
Lorillard Inc.	1,018	86,876
Monsanto Co.	3,436	204,167
Philip Morris International Inc.	11,812	691,002
Reynolds American Inc.	1,170	75,933
Tejon Ranch Co.(a)	292	6,500

		1,594,961
AIRLINES—0.33%
AirTran Holdings Inc.(a)	1,165	8,621
Alaska Air Group Inc.(a)	275	14,520
AMR Corp.(a)	2,479	19,534
China Eastern Airlines Corp. Ltd. SP ADR(a)	358	11,463
China Southern Airlines Co. Ltd. SP ADR(a)	348	11,989
Delta Air Lines Inc.(a)	5,040	70,006
LAN Airlines SA SP ADR	1,058	32,523
Southwest Airlines Co.	4,926	67,782
TAM SA SP ADR	671	16,553
United Continental Holdings Inc.(a)	2,198	63,830
US Airways Group Inc.(a)	1,197	14,113

		330,934

Schedule of Investments (Unaudited) (Continued)

iShares® NYSE Composite Index Fund

October 31, 2010

APPAREL—0.49%
Carter’s Inc.(a)	476	11,853
Coach Inc.	2,060	103,000
Gildan Activewear Inc.(a)	973	28,071
Guess? Inc.	477	18,565
Hanesbrands Inc.(a)	742	18,402
Liz Claiborne Inc.(a)(b)	1,340	8,201
Nike Inc. Class B	1,978	161,088
Phillips-Van Heusen Corp.	450	27,603
Polo Ralph Lauren Corp.	449	43,499
Quiksilver Inc.(a)	1,583	6,601
VF Corp.	572	47,613
Wolverine World Wide Inc.	442	12,871

		487,367
AUTO MANUFACTURERS—1.53%
Ford Motor Co.(a)	21,996	310,804
Honda Motor Co. Ltd. SP ADR	11,984	431,784
Navistar International Corp.(a)	418	20,139
Oshkosh Corp.(a)	689	20,332
Tata Motors Ltd. SP ADR(b)	2,123	59,699
Toyota Motor Corp. SP ADR	9,577	678,243

		1,521,001
AUTO PARTS & EQUIPMENT—0.43%
American Axle & Manufacturing Holdings Inc.(a)	464	4,278
ArvinMeritor Inc.(a)	917	15,204
Autoliv Inc.	652	46,487
BorgWarner Inc.(a)	832	46,683
Goodyear Tire & Rubber Co. (The)(a)	1,730	17,681
Johnson Controls Inc.	4,528	159,023
Magna International Inc. Class A	816	73,881
Modine Manufacturing Co.(a)	544	7,355
Superior Industries International Inc.	528	9,478
Tenneco Inc.(a)(b)	626	20,420
WABCO Holdings Inc.(a)	598	27,759

		428,249
BANKS—10.02%
Allied Irish Banks PLC SP ADR(a)	3,534	3,534
Banco Bilbao Vizcaya Argentaria SA SP ADR	24,559	322,951
Banco de Chile SP ADR	188	16,168
Banco Latinoamericano de Comercio Exterior SA Class E	549	8,460
Banco Santander (Chile) SA SP ADR	299	27,699
Banco Santander SA SP ADR	52,951	678,302
BancorpSouth Inc.	598	7,888
Bank of America Corp.	64,426	737,033
Bank of Hawaii Corp.	297	12,827
Bank of Ireland SP ADR	5,650	17,402
Bank of Montreal	3,655	216,559
Bank of New York Mellon Corp. (The)	7,579	189,930
Bank of Nova Scotia	6,751	361,246
Barclays PLC SP ADR	19,529	344,687
BB&T Corp.	4,255	99,610
Canadian Imperial Bank of Commerce	2,566	196,556
CapitalSource Inc.	2,416	14,762
City National Corp.	347	17,895
Comerica Inc.	1,181	42,256
Community Bank System Inc.	389	9,091
Credicorp Ltd.	544	68,479

Schedule of Investments (Unaudited) (Continued)

iShares® NYSE Composite Index Fund

October 31, 2010

Credit Suisse Group PLC SP ADR	7,018	291,247
Cullen/Frost Bankers Inc.	213	11,170
Deutsche Bank AG	6,085	352,200
F.N.B. Corp.	1,195	10,157
First BanCorp (Puerto Rico)(a)	8,050	2,455
First Horizon National Corp.(a)	1,566	15,801
HDFC Bank Ltd. SP ADR	754	130,412
HSBC Holdings PLC SP ADR	22,851	1,190,766
ICICI Bank Ltd. SP ADR	2,797	147,066
KB Financial Group Inc. SP ADR	2,546	114,315
KeyCorp	5,697	46,658
Lloyds TSB Group PLC SP ADR	64,774	283,710
M&T Bank Corp.	548	40,963
Marshall & Ilsley Corp.	3,146	18,593
Mitsubishi UFJ Financial Group Inc. SP ADR	89,863	418,762
Mizuho Financial Group Inc. SP ADR	61,876	179,440
National Bank of Greece SA SP ADR	21,892	49,476
PNC Financial Services Group Inc. (The)(c)	3,400	183,260
Regions Financial Corp.	8,425	53,077
Royal Bank of Canada	9,282	495,473
Royal Bank of Scotland Group PLC SP ADR(a)	5,651	81,261
State Street Corp.	3,233	135,010
Sumitomo Mitsui Financial Group Inc. SP ADR	90,505	270,610
SunTrust Banks Inc.	3,051	76,336
Synovus Financial Corp.	3,108	6,713
TCF Financial Corp.	882	11,607
Toronto-Dominion Bank (The)(b)	5,665	409,013
U.S. Bancorp	12,210	295,238
Valley National Bancorp	1,044	13,927
Webster Financial Corp.	623	10,666
Wells Fargo & Co.	31,719	827,232
Westpac Banking Corp. SP ADR	3,815	425,411
Wilmington Trust Corp.	655	4,657

		9,996,017
BEVERAGES—2.47%
Anheuser-Busch InBev NV SP ADR	4,924	309,720
Brown-Forman Corp. Class B NVS	678	41,229
Coca-Cola Co. (The)	13,761	843,824
Coca-Cola Enterprises Inc.	2,205	52,942
Coca-Cola FEMSA SAB de CV SP ADR	228	18,119
Coca-Cola Hellenic Bottling Co. SA SP ADR	1,261	32,080
Compania Cervecerias Unidas SA SP ADR	231	12,994
Constellation Brands Inc. Class A(a)	1,387	27,365
Cott Corp.(a)	1,111	9,110
Diageo PLC SP ADR	4,157	307,618
Dr Pepper Snapple Group Inc.	1,654	60,454
Embotelladora Andina SA Class A SP ADR	293	7,055
Embotelladora Andina SA Class B SP ADR	402	11,771
Molson Coors Brewing Co. Class B NVS	1,064	50,253
PepsiCo Inc.	10,260	669,978
Vina Concha y Toro SA SP ADR	267	12,808

		2,467,320
BIOTECHNOLOGY—0.03%
American Oriental Bioengineering Inc.(a)	2,551	6,939
Charles River Laboratories International Inc.(a)	543	17,794
Enzo Biochem Inc.(a)	1,865	8,038

		32,771
BUILDING MATERIALS—0.27%
Cemex SAB de CV SP ADR(a)	6,478	56,812

Schedule of Investments (Unaudited) (Continued)

iShares® NYSE Composite Index Fund

October 31, 2010

Comfort Systems USA Inc.	790	9,045
CRH PLC SP ADR	4,427	78,225
Eagle Materials Inc.	418	9,806
Lennox International Inc.	387	15,871
Martin Marietta Materials Inc.(b)	307	24,707
Masco Corp.	2,422	25,819
NCI Building Systems Inc.(a)	568	5,629
Owens Corning(a)	811	21,929
Quanex Building Products Corp.	490	8,830
Simpson Manufacturing Co. Inc.	275	7,310
Texas Industries Inc.	228	7,791

		271,774
CHEMICALS—2.23%
Agrium Inc.	1,068	94,529
Air Products and Chemicals Inc.	1,215	103,239
Airgas Inc.	487	34,543
Albemarle Corp.	645	32,334
Arch Chemicals Inc.	244	8,664
Ashland Inc.	537	27,725
Cabot Corp.	435	14,799
Celanese Corp. Series A	1,108	39,500
CF Industries Holdings Inc.	486	59,550
Cytec Industries Inc.	386	19,115
Dow Chemical Co. (The)	7,331	226,015
E.I. du Pont de Nemours and Co.	5,875	277,770
Eastman Chemical Co.	464	36,457
Ecolab Inc.	1,463	72,155
Ferro Corp.(a)	818	11,223
FMC Corp.	519	37,939
Georgia Gulf Corp.(a)	288	5,826
H.B. Fuller Co.	516	10,650
Huntsman Corp.	1,509	20,900
International Flavors & Fragrances Inc.	520	26,083
Intrepid Potash Inc.(a)	325	11,157
Lubrizol Corp.	470	48,170
Minerals Technologies Inc.	173	10,150
Mosaic Co. (The)	1,035	75,721
Olin Corp.	554	11,074
OM Group Inc.(a)	241	8,018
PolyOne Corp.(a)	889	11,486
Potash Corp. of Saskatchewan	1,932	280,314
PPG Industries Inc.	1,075	82,453
Praxair Inc.	1,969	179,848
RPM International Inc.	921	19,074
Sensient Technologies Corp.	442	14,281
Sherwin-Williams Co. (The)	564	41,155
Sinopec Shanghai Petrochemical Co. Ltd. SP ADR	216	9,722
Sociedad Quimica y Minera de Chile SA Series B SP ADR	680	35,224
Spartech Corp.(a)	503	4,255
Syngenta AG SP ADR	3,067	169,850
Valspar Corp. (The)	542	17,398
W.R. Grace & Co.(a)	575	18,435
Westlake Chemical Corp.	198	6,328
Zep Inc.	374	6,784

		2,219,913
COAL—0.32%
Alpha Natural Resources Inc.(a)	855	38,620
Arch Coal Inc.	1,124	27,639
CONSOL Energy Inc.	1,521	55,912
Massey Energy Co.	706	29,701
Peabody Energy Corp.	1,774	93,845

Schedule of Investments (Unaudited) (Continued)

iShares® NYSE Composite Index Fund

October 31, 2010

Walter Energy Inc.	395	34,744
Yanzhou Coal Mining Co. Ltd. SP ADR	1,420	41,010

		321,471
COMMERCIAL SERVICES—1.37%
Aaron’s Inc.	594	11,203
ABM Industries Inc.	344	7,757
Advance America Cash Advance Centers Inc.	1,226	6,118
Alliance Data Systems Corp.(a)(b)	389	23,620
AMN Healthcare Services Inc.(a)	884	4,685
Arbitron Inc.	328	8,305
Avis Budget Group Inc.(a)	979	11,366
Bowne & Co. Inc.	598	6,787
Chemed Corp.	194	11,434
Consolidated Graphics Inc.(a)	191	8,891
Convergys Corp.(a)	1,025	11,603
CoreLogic Inc.	737	12,949
Corrections Corp. of America(a)	734	18,842
DeVry Inc.	406	19,431
Dollar Thrifty Automotive Group Inc.(a)	246	11,414
Equifax Inc.	834	27,630
FTI Consulting Inc.(a)	333	11,808
Gartner Inc.(a)	695	22,025
GEO Group Inc. (The)(a)	573	14,698
H&R Block Inc.	2,029	23,922
HealthSpring Inc.(a)	525	15,325
Hertz Global Holdings Inc.(a)	1,345	15,225
Hillenbrand Inc.	594	12,765
Iron Mountain Inc.	1,098	23,925
ITT Educational Services Inc.(a)	231	14,906
Jackson Hewitt Tax Service Inc.(a)(b)	1,703	1,686
Korn/Ferry International(a)	493	8,692
Landauer Inc.	143	8,736
Lender Processing Services Inc.	722	20,823
Live Nation Entertainment Inc.(a)	1,506	14,292
Manpower Inc.	541	29,609
MasterCard Inc. Class A	700	168,042
MAXIMUS Inc.	237	14,369
McKesson Corp.	1,757	115,927
Midas Inc.(a)	636	4,681
Monster Worldwide Inc.(a)	942	17,013
Moody’s Corp.	1,328	35,936
New Oriental Education & Technology Group Inc. SP ADR(a)	245	26,306
PHH Corp.(a)	364	7,014
Pre-Paid Legal Services Inc.(a)(b)	126	7,583
Quanta Services Inc.(a)	1,406	27,642
Robert Half International Inc.	979	26,541
Rollins Inc.	449	11,697
SAIC Inc.(a)	2,266	35,214
Service Corp. International	1,990	16,477
SFN Group Inc.(a)	796	6,034
Sotheby’s	586	25,690
Towers Watson & Co. Class A	300	15,426
TrueBlue Inc.(a)	484	6,800
United Rentals Inc.(a)	566	10,635
Viad Corp.	317	6,327
Visa Inc. Class A	3,265	255,225
Weight Watchers International Inc.	370	12,391
Western Union Co.	4,340	76,384

		1,369,826
COMPUTERS—2.59%
Accenture PLC Class A	4,039	180,584

Schedule of Investments (Unaudited) (Continued)

iShares® NYSE Composite Index Fund

October 31, 2010

CGI Group Inc.(a)	2,004	30,882
CIBER Inc.(a)	1,435	5,266
Computer Sciences Corp.	960	47,088
Diebold Inc.	587	17,991
DST Systems Inc.	299	12,938
EMC Corp.(a)	13,506	283,761
FactSet Research Systems Inc.(b)	332	29,143
Hewlett-Packard Co.	15,118	635,863
IHS Inc. Class A(a)	375	27,090
International Business Machines Corp.	8,121	1,166,176
NCR Corp.(a)	1,284	17,616
Quantum Corp.(a)	3,675	12,421
Teradata Corp.(a)	1,164	45,815
Tyler Technologies Inc.(a)	797	16,267
Unisys Corp.(a)	331	7,630
Western Digital Corp.(a)	1,548	49,567

		2,586,098
COSMETICS & PERSONAL CARE—1.55%
Avon Products Inc.	2,858	87,026
Colgate-Palmolive Co.	3,178	245,087
Estee Lauder Companies Inc. (The) Class A	860	61,206
Procter & Gamble Co. (The)	18,113	1,151,444

		1,544,763
DISTRIBUTION & WHOLESALE—0.17%
Corporate Express NV SP ADR(d)	1,296	16,662
Genuine Parts Co.	1,000	47,860
Ingram Micro Inc. Class A(a)	1,202	21,227
Owens & Minor Inc.	450	12,816
W.W. Grainger Inc.	368	45,643
Watsco Inc.	179	10,019
WESCO International Inc.(a)	322	13,788

		168,015
DIVERSIFIED FINANCIAL SERVICES—4.36%
Affiliated Managers Group Inc.(a)	379	32,446
American Express Co.	6,903	286,198
Ameriprise Financial Inc.	1,752	90,561
BlackRock Inc.(c)	287	49,074
Capital One Financial Corp.	2,879	107,300
Charles Schwab Corp. (The)	6,287	96,820
CIT Group Inc.(a)	1,158	50,176
Citigroup Inc.(a)	154,202	643,022
Discover Financial Services	3,628	64,034
Doral Financial Corp.(a)	632	948
Eaton Vance Corp.	927	26,670
Federated Investors Inc. Class B	739	18,409
First Marblehead Corp. (The)(a)	1,916	4,273
Franklin Resources Inc.	1,012	116,076
GAMCO Investors Inc. Class A	204	8,739
Goldman Sachs Group Inc. (The)	2,782	447,763
IntercontinentalExchange Inc.(a)	507	58,239
Invesco Ltd.	3,223	74,129
Investment Technology Group Inc.(a)	429	6,109
Janus Capital Group Inc.	1,335	14,098
Jefferies Group Inc.	886	21,202
JPMorgan Chase & Co.	25,607	963,592
Lazard Ltd. Class A(b)	776	28,634
Legg Mason Inc.	879	27,275
Morgan Stanley	8,243	205,003
National Financial Partners Corp.(a)(b)	565	7,797

Schedule of Investments (Unaudited) (Continued)

iShares® NYSE Composite Index Fund

October 31, 2010

Nomura Holdings Inc. SP ADR	23,351	118,156
NYSE Euronext Inc.	1,823	55,857
ORIX Corp. SP ADR	1,404	63,517
Raymond James Financial Inc.	831	23,451
Ritchie Bros. Auctioneers Inc.	809	17,135
Shinhan Financial Group Co. Ltd. SP ADR	1,457	113,311
SLM Corp.(a)	3,434	40,865
Stifel Financial Corp.(a)	308	14,596
Student Loan Corp. (The)	41	1,223
SWS Group Inc.	677	4,651
Teton Advisors Inc. Class B(d)	3	26
UBS AG(a)	23,209	395,017
Waddell & Reed Financial Inc. Class A	714	20,756
Woori Finance Holdings Co. Ltd. SP ADR	788	29,668

		4,346,816
ELECTRIC—3.09%
AES Corp. (The)(a)	5,128	61,228
Allegheny Energy Inc.	965	22,388
ALLETE Inc.	362	13,170
Alliant Energy Corp.	834	30,466
Ameren Corp.	1,363	39,500
American Electric Power Co. Inc.	3,028	113,368
Avista Corp.	631	13,781
Black Hills Corp.	485	15,442
Calpine Corp.(a)	2,479	30,988
CenterPoint Energy Inc.	2,620	43,387
Central Vermont Public Service Corp.	684	13,830
CH Energy Group Inc.	259	11,772
Cleco Corp.	585	18,293
CMS Energy Corp.	1,769	32,514
Consolidated Edison Inc.	1,772	88,104
Constellation Energy Group Inc.	1,152	34,836
Dominion Resources Inc.	3,818	165,930
DPL Inc.	752	19,627
DTE Energy Co.	1,099	51,389
Duke Energy Corp.	8,260	150,415
Dynegy Inc.(a)	954	4,427
Edison International	1,728	63,763
El Paso Electric Co.(a)	662	16,285
Empire District Electric Co. (The)	663	13,950
Empresa Nacional de Electricidad SA SP ADR	819	43,702
Enersis SA SP ADR	1,995	45,506
Entergy Corp.	1,147	85,486
Exelon Corp.	4,098	167,280
FirstEnergy Corp.	1,756	63,778
Great Plains Energy Inc.	864	16,442
Hawaiian Electric Industries Inc.	826	18,618
Huaneng Power International Inc. SP ADR	508	11,628
IDACORP Inc.	426	15,677
Integrys Energy Group Inc.	641	34,095
Korea Electric Power Corp. SP ADR(a)	3,394	44,835
MDU Resources Group Inc.	1,251	24,932
Mirant Corp.(a)	905	9,602
National Grid PLC SP ADR	4,727	224,438
NextEra Energy Inc.	2,541	139,857
Northeast Utilities	1,216	38,036
NRG Energy Inc.(a)	1,588	31,617
NSTAR	681	28,405
NV Energy Inc.	1,605	21,924
OGE Energy Corp.	775	34,224
Pepco Holdings Inc.	1,582	30,469
PG&E Corp.	2,444	116,872
Pinnacle West Capital Corp.	702	28,894

Schedule of Investments (Unaudited) (Continued)

iShares® NYSE Composite Index Fund

October 31, 2010

PNM Resources Inc.	863	10,175
PPL Corp.	3,038	81,722
Progress Energy Inc.	1,795	80,775
Public Service Enterprise Group Inc.	3,183	102,970
RRI Energy Inc.(a)	2,539	9,547
SCANA Corp.	681	27,812
Southern Co.	5,179	196,129
TECO Energy Inc.	1,610	28,320
TransAlta Corp.	1,656	33,534
UIL Holdings Corp.	458	13,264
UniSource Energy Corp.	363	12,730
Westar Energy Inc.	837	21,176
Wisconsin Energy Corp.	764	45,489
Xcel Energy Inc.	2,853	68,073

		3,076,886
ELECTRICAL COMPONENTS & EQUIPMENT—0.52%
AMETEK Inc.	731	39,511
Belden Inc.	342	9,542
Emerson Electric Co.	4,937	271,041
Energizer Holdings Inc.(a)	463	34,623
General Cable Corp.(a)	432	12,070
Hitachi Ltd. SP ADR(a)	2,946	132,894
Hubbell Inc. Class B	362	19,555

		519,236
ELECTRONICS—1.12%
Advantest Corp. SP ADR	1,045	19,855
Agilent Technologies Inc.(a)	2,327	80,979
Amphenol Corp. Class A	1,160	58,151
Arrow Electronics Inc.(a)	824	24,399
AU Optronics Corp. SP ADR(a)	5,327	53,430
Avnet Inc.(a)	1,065	31,716
AVX Corp.	543	7,787
Brady Corp. Class A	320	9,840
Celestica Inc.(a)	1,696	14,280
Checkpoint Systems Inc.(a)	609	13,398
CTS Corp.	618	6,273
Jabil Circuit Inc.	1,455	22,320
Koninklijke Philips Electronics NV NYS	6,610	201,274
Kyocera Corp. SP ADR	1,239	123,565
LG Display Co. Ltd. SP ADR	3,084	53,076
Mettler-Toledo International Inc.(a)	246	32,118
Park Electrochemical Corp.	326	8,802
PerkinElmer Inc.	881	20,659
Technitrol Inc.	915	4,209
Thermo Fisher Scientific Inc.(a)	2,668	137,188
Thomas & Betts Corp.(a)	385	16,767
Tyco Electronics Ltd.	3,034	96,117
Vishay Intertechnology Inc.(a)	1,328	15,006
Vishay Precision Group Inc.(a)	378	6,426
Waters Corp.(a)	637	47,221
Watts Water Technologies Inc. Class A	224	7,878

		1,112,734
ENERGY - ALTERNATE SOURCES—0.05%
Covanta Holding Corp.	1,088	17,169
Headwaters Inc.(a)	1,519	5,164
LDK Solar Co. Ltd. SP ADR(a)	694	7,891
Suntech Power Holdings Co. Ltd. SP ADR(a)	921	7,819

Schedule of Investments (Unaudited) (Continued)

iShares® NYSE Composite Index Fund

October 31, 2010

Yingli Green Energy Holding Co. Ltd. SP ADR(a)(b)	901	10,506

		48,549
ENGINEERING & CONSTRUCTION—0.58%
ABB Ltd. SP ADR(a)	15,285	316,247
AECOM Technology Corp.(a)	765	20,265
Dycom Industries Inc.(a)	710	7,597
EMCOR Group Inc.(a)	569	14,709
Empresas ICA Sociedad Controladora SA de CV SP ADR(a)	1,425	15,019
Fluor Corp.	1,203	57,972
Granite Construction Inc.	251	6,069
Grupo Aeroportuario del Sureste SAB de CV Series B SP ADR	189	9,526
Jacobs Engineering Group Inc.(a)	831	32,085
KBR Inc.	1,174	29,820
McDermott International Inc.(a)	1,813	27,974
Shaw Group Inc. (The)(a)	635	19,406
URS Corp.(a)	573	22,307

		578,996
ENTERTAINMENT—0.09%
Bally Technologies Inc.(a)	443	15,983
International Game Technology	1,852	28,873
Pinnacle Entertainment Inc.(a)	595	7,616
Regal Entertainment Group Class A	793	10,706
Speedway Motorsports Inc.	194	2,968
Vail Resorts Inc.(a)	307	12,452
Warner Music Group Corp.(a)	1,170	6,084

		84,682
ENVIRONMENTAL CONTROL—0.24%
Calgon Carbon Corp.(a)	667	10,012
Mine Safety Appliances Co.	323	9,096
Nalco Holding Co.	943	26,574
Republic Services Inc.	2,213	65,969
Waste Connections Inc.	610	24,851
Waste Management Inc.	2,902	103,659

		240,161
FOOD—2.05%
Campbell Soup Co.	1,344	48,720
ConAgra Foods Inc.	2,907	65,378
Corn Products International Inc.	604	25,700
Cosan Ltd. Class A	1,528	20,093
Dean Foods Co.(a)	1,099	11,430
Del Monte Foods Co.	1,555	22,299
Flowers Foods Inc.	671	17,097
General Mills Inc.	3,990	149,785
Gruma SAB de CV SP ADR(a)	681	5,346
H.J. Heinz Co.	2,046	100,479
Hershey Co. (The)	984	48,698
Hormel Foods Corp.	487	22,363
J.M. Smucker Co. (The)	773	49,688
Kellogg Co.	1,603	80,567
Kraft Foods Inc. Class A	10,322	333,091
Kroger Co. (The)	3,630	79,860
McCormick & Co. Inc. NVS	726	32,104
Ralcorp Holdings Inc.(a)	362	22,466
Ruddick Corp.	409	14,274
Safeway Inc.	2,419	55,395
Sara Lee Corp.	4,253	60,945

Schedule of Investments (Unaudited) (Continued)

iShares® NYSE Composite Index Fund

October 31, 2010

Smithfield Foods Inc.(a)	1,158	19,396
SUPERVALU Inc.	1,473	15,894
Sysco Corp.	3,785	111,506
TreeHouse Foods Inc.(a)	297	13,870
Tyson Foods Inc. Class A	2,205	34,288
Unilever NV NYS	10,164	301,769
Unilever PLC SP ADR	8,652	251,081
Weis Markets Inc.	142	5,532
Wimm-Bill-Dann Foods OJSC SP ADR	1,013	25,690

		2,044,804
FOREST PRODUCTS & PAPER—0.37%
Buckeye Technologies Inc.	468	8,447
Clearwater Paper Corp.(a)	132	10,659
Domtar Corp.	343	27,220
Fibria Celulose SA SP ADR(a)	1,029	18,481
International Paper Co.	2,592	65,526
MeadWestvaco Corp.	1,062	27,325
Neenah Paper Inc.	382	5,864
P.H. Glatfelter Co.	697	8,671
Plum Creek Timber Co. Inc.(b)	1,006	37,061
Potlatch Corp.	350	11,917
Rayonier Inc.	513	26,779
Rock-Tenn Co. Class A	275	15,634
Sappi Ltd. SP ADR(a)	3,794	18,818
Schweitzer-Mauduit International Inc.	178	11,424
Temple-Inland Inc.	823	17,053
Weyerhaeuser Co.	3,520	57,094

		367,973
GAS—0.36%
AGL Resources Inc.	443	17,392
Atmos Energy Corp.	445	13,105
Energen Corp.	503	22,454
Laclede Group Inc. (The)	345	12,113
National Fuel Gas Co.	507	27,976
New Jersey Resources Corp.	275	11,135
Nicor Inc.	401	19,100
NiSource Inc.	1,882	32,577
Northwest Natural Gas Co.	249	12,273
Piedmont Natural Gas Co.	536	15,807
Sempra Energy	1,365	73,000
South Jersey Industries Inc.	321	16,166
Southern Union Co.	797	20,029
Southwest Gas Corp.	594	20,647
UGI Corp.	713	21,454
Vectren Corp.	514	14,073
WGL Holdings Inc.	321	12,375

		361,676
HAND & MACHINE TOOLS—0.22%
Baldor Electric Co.	371	15,589
Kennametal Inc.	571	19,494
Nidec Corp. SP ADR	3,151	76,916
Regal Beloit Corp.	279	16,101
Snap-on Inc.	394	20,094
Stanley Black & Decker Inc.	1,107	68,601

		216,795

Schedule of Investments (Unaudited) (Continued)

iShares® NYSE Composite Index Fund

October 31, 2010

HEALTH CARE - PRODUCTS—2.73%
Alcon Inc.	515	86,376
Alere Inc.(a)	687	20,301
Baxter International Inc.	3,749	190,824
Beckman Coulter Inc.	454	24,171
Becton, Dickinson and Co.	1,366	103,160
Boston Scientific Corp.(a)	9,592	61,197
C.R. Bard Inc.	543	45,134
Cantel Medical Corp.	518	9,593
CareFusion Corp.(a)	1,215	29,330
Cooper Companies Inc. (The)	349	17,220
Covidien PLC	3,270	130,375
Edwards Lifesciences Corp.(a)	772	49,339
Fresenius Medical Care AG & Co. KGaA SP ADR	1,247	79,359
Haemonetics Corp.(a)	188	10,274
Hill-Rom Holdings Inc.	467	18,096
Invacare Corp.	285	7,695
Johnson & Johnson	17,657	1,124,221
Kinetic Concepts Inc.(a)	424	16,125
Luxottica Group SpA SP ADR	1,086	31,950
Medtronic Inc.	7,029	247,491
Mindray Medical International Ltd. SP ADR	625	18,113
ResMed Inc.(a)	1,090	34,738
Smith & Nephew PLC SP ADR	1,162	50,989
St. Jude Medical Inc.(a)	2,057	78,783
Steris Corp.	447	15,296
Stryker Corp.	1,957	96,852
Symmetry Medical Inc.(a)	609	5,390
Varian Medical Systems Inc.(a)	836	52,852
West Pharmaceutical Services Inc.	280	9,993
Zimmer Holdings Inc.(a)	1,294	61,387

		2,726,624
HEALTH CARE - SERVICES—0.91%
Aetna Inc.	2,703	80,712
Assisted Living Concepts Inc. Class A(a)	223	7,192
Centene Corp.(a)	486	10,848
Community Health Systems Inc.(a)	666	20,033
Covance Inc.(a)	453	21,286
Coventry Health Care Inc.(a)	994	23,279
DaVita Inc.(a)	668	47,929
Health Management Associates Inc. Class A(a)	1,924	15,411
Health Net Inc.(a)	737	19,818
HealthSouth Corp.(a)	750	13,568
Humana Inc.(a)	1,159	67,558
Laboratory Corp. of America Holdings(a)	647	52,614
MDS Inc.(a)	749	8,344
MEDNAX Inc.(a)	367	21,730
Molina Healthcare Inc.(a)	244	6,324
Quest Diagnostics Inc.	920	45,209
Sunrise Senior Living Inc.(a)	1,000	3,430
Tenet Healthcare Corp.(a)	3,465	15,107
UnitedHealth Group Inc.	7,358	265,256
Universal Health Services Inc. Class B	617	25,464
WellPoint Inc.(a)	2,583	140,360

		911,472
HOLDING COMPANIES - DIVERSIFIED—0.03%
Leucadia National Corp.(a)	1,278	32,487

		32,487

Schedule of Investments (Unaudited) (Continued)

iShares® NYSE Composite Index Fund

October 31, 2010

HOME BUILDERS—0.11%
D.R. Horton Inc.	1,765	18,427
KB Home	625	6,569
Lennar Corp. Class A	1,091	15,830
NVR Inc.(a)	37	23,214
Pulte Group Inc.(a)	2,104	16,516
Thor Industries Inc.	274	8,628
Toll Brothers Inc.(a)	924	16,577
Winnebago Industries Inc.(a)(b)	644	6,440

		112,201
HOME FURNISHINGS—0.48%
Furniture Brands International Inc.(a)	896	4,489
Harman International Industries Inc.(a)	505	16,943
Panasonic Corp. SP ADR	13,500	195,750
Sony Corp. SP ADR	6,360	215,222
Technicolor SP ADR	732	4,612
Whirlpool Corp.	523	39,659

		476,675
HOUSEHOLD PRODUCTS & WARES—0.42%
ACCO Brands Corp.(a)	840	5,233
American Greetings Corp. Class A	531	10,285
Avery Dennison Corp.	628	22,828
Blyth Inc.	151	6,058
Church & Dwight Co. Inc.	478	31,476
Clorox Co. (The)	816	54,305
Ennis Inc.	566	10,211
Fortune Brands Inc.	1,037	56,050
Jarden Corp.	673	21,576
Kimberly-Clark Corp.	2,596	164,431
Scotts Miracle-Gro Co. (The) Class A	258	13,777
Tupperware Brands Corp.	507	22,719

		418,949
HOUSEWARES—0.05%
Newell Rubbermaid Inc.	1,979	34,929
Toro Co. (The)	321	18,220

		53,149
INSURANCE—4.42%
ACE Ltd.	2,147	127,575
Aegon NV SP ADR(a)	9,881	62,349
Aflac Inc.	3,074	171,806
Alleghany Corp.(a)	59	17,728
Allstate Corp. (The)	3,261	99,428
Ambac Financial Group Inc.(a)(b)	2,374	1,972
American Financial Group Inc.	576	17,614
American International Group Inc.(a)	818	34,364
Aon Corp.	1,786	70,993
Arthur J. Gallagher & Co.	737	20,754
Aspen Insurance Holdings Ltd.	649	18,412
Assurant Inc.	734	29,022
Assured Guaranty Ltd.	1,179	22,460
Aviva PLC SP ADR	8,954	116,223
Axis Capital Holdings Ltd.	876	29,793
Berkshire Hathaway Inc. Class B(a)	11,309	899,744
China Life Insurance Co. Ltd. SP ADR	3,061	201,322
Chubb Corp.	2,019	117,142

Schedule of Investments (Unaudited) (Continued)

iShares® NYSE Composite Index Fund

October 31, 2010

CIGNA Corp.	1,812	63,764
CNA Financial Corp.(a)	336	9,314
CNO Financial Group Inc.(a)	1,981	10,777
Delphi Financial Group Inc. Class A	404	10,936
Endurance Specialty Holdings Ltd.	402	16,643
Everest Re Group Ltd.	337	28,402
FBL Financial Group Inc. Class A	271	7,089
Fidelity National Financial Inc. Class A	1,684	22,549
First American Financial Corp.	1,074	15,079
Genworth Financial Inc. Class A(a)	3,288	37,286
Hanover Insurance Group Inc. (The)	345	15,611
Hartford Financial Services Group Inc. (The)	2,994	71,796
HCC Insurance Holdings Inc.	772	20,443
Horace Mann Educators Corp.	638	11,924
ING Groep NV SP ADR(a)	24,830	267,667
Kingsway Financial Services Inc.(a)	1,600	2,384
Lincoln National Corp.	2,147	52,559
Loews Corp.	2,182	86,145
Manulife Financial Corp.	11,528	146,406
Markel Corp.(a)	56	18,761
Marsh & McLennan Companies Inc.	3,356	83,833
Mercury General Corp.	308	13,084
MetLife Inc.	3,739	150,794
Montpelier Re Holdings Ltd.	768	14,070
Old Republic International Corp.	1,863	24,592
PartnerRe Ltd.	455	36,091
Phoenix Companies Inc. (The)(a)	1,381	2,900
Platinum Underwriters Holdings Ltd.	420	18,081
Primus Guaranty Ltd.(a)(b)	1,377	6,844
Principal Financial Group Inc.	2,015	54,083
ProAssurance Corp.(a)	246	14,143
Progressive Corp. (The)	4,254	90,015
Protective Life Corp.	688	16,491
Prudential Financial Inc.	3,052	160,474
Prudential PLC SP ADR	8,334	168,347
Reinsurance Group of America Inc.	427	21,380
RenaissanceRe Holdings Ltd.	400	24,104
RLI Corp.	175	10,049
StanCorp Financial Group Inc.	339	14,543
Stewart Information Services Corp.(b)	420	4,544
Sun Life Financial Inc.	3,683	104,339
Torchmark Corp.	524	30,015
Transatlantic Holdings Inc.	425	22,355
Travelers Companies Inc. (The)	2,952	162,950
Unitrin Inc.	461	11,202
Unum Group	2,044	45,826
W.R. Berkley Corp.	838	23,062
White Mountains Insurance Group Ltd.	52	16,598
Willis Group Holdings PLC(b)	1,186	37,715
XL Group PLC	2,270	48,010

		4,404,770
INTERNET—0.08%
AOL Inc.(a)	864	23,051
Giant Interactive Group Inc. SP ADR	1,529	10,856
McAfee Inc.(a)	1,062	50,233

		84,140
INVESTMENT COMPANIES—0.01%
Arlington Asset Investment Corp. Class A	571	13,527

		13,527

Schedule of Investments (Unaudited) (Continued)

iShares® NYSE Composite Index Fund

October 31, 2010

IRON & STEEL—0.73%
AK Steel Holding Corp.	852	10,727
Allegheny Technologies Inc.	625	32,931
ArcelorMittal Class A NYS	6,021	194,960
Carpenter Technology Corp.	397	14,157
Cliffs Natural Resources Inc.	952	62,070
Companhia Siderurgica Nacional SA SP ADR	5,330	89,970
Mechel OAO SP ADR	743	17,498
Nucor Corp.	1,556	59,470
POSCO SP ADR	1,758	182,727
Reliance Steel & Aluminum Co.	515	21,553
United States Steel Corp.(b)	971	41,549

		727,612
LEISURE TIME—0.25%
Carnival Corp.	2,798	120,790
Harley-Davidson Inc.	1,586	48,658
Polaris Industries Inc.	289	20,545
Royal Caribbean Cruises Ltd.(a)	990	39,145
WMS Industries Inc.(a)	421	18,368

		247,506
LODGING—0.40%
Boyd Gaming Corp.(a)	586	4,870
Choice Hotels International Inc.	173	6,579
Gaylord Entertainment Co.(a)	304	10,135
InterContinental Hotels Group PLC SP ADR	1,719	33,263
Las Vegas Sands Corp.(a)	2,945	135,117
Marcus Corp.	501	6,423
Marriott International Inc. Class A	2,044	75,730
MGM Resorts International(a)	1,692	18,494
Orient-Express Hotels Ltd. Class A(a)	832	10,533
Starwood Hotels & Resorts Worldwide Inc.	1,179	63,831
Wyndham Worldwide Corp.	1,239	35,621

		400,596
MACHINERY—0.92%
AGCO Corp.(a)	598	25,397
Albany International Corp. Class A	466	9,506
Applied Industrial Technologies Inc.	420	12,772
Babcock & Wilcox Co. (The)(a)	930	21,223
Briggs & Stratton Corp.	429	7,550
Cascade Corp.	128	4,530
Caterpillar Inc.	3,727	292,942
CNH Global NV(a)	202	8,017
Cummins Inc.	1,227	108,099
Deere & Co.	2,770	212,736
Flowserve Corp.	385	38,500
Gardner Denver Inc.	434	25,094
Graco Inc.	482	16,586
IDEX Corp.	586	21,143
Kadant Inc.(a)	385	7,569
Manitowoc Co. Inc. (The)	1,322	14,727
NACCO Industries Inc. Class A	60	5,956
Rockwell Automation Inc.	932	58,129
Terex Corp.(a)	760	17,062
Wabtec Corp.	309	14,473

		922,011

Schedule of Investments (Unaudited) (Continued)

iShares® NYSE Composite Index Fund

October 31, 2010

MACHINERY - DIVERSIFIED—0.07%
Kubota Corp. SP ADR	1,523	67,301

		67,301
MANUFACTURING—3.54%
3M Co.	4,221	355,493
A.O. Smith Corp.	209	11,710
Acuity Brands Inc.	383	19,177
Ameron International Corp.	120	8,251
AptarGroup Inc.	447	20,061
Barnes Group Inc.	486	8,840
Blount International Inc.(a)	650	9,750
Brink’s Co. (The)	362	8,543
Carlisle Companies Inc.	377	13,221
CLARCOR Inc.	392	15,547
Cooper Industries PLC	1,109	58,134
Crane Co.	449	17,179
Danaher Corp.	3,227	139,923
Donaldson Co. Inc.	514	25,042
Dover Corp.	1,248	66,269
Eastman Kodak Co.(a)(b)	2,356	11,097
Eaton Corp.	1,116	99,134
EnPro Industries Inc.(a)	276	9,699
General Electric Co.	68,415	1,096,008
Harsco Corp.	489	11,335
Hexcel Corp.(a)	836	14,856
Honeywell International Inc.	4,520	212,937
Illinois Tool Works Inc.	2,721	124,350
Ingersoll-Rand PLC	2,096	82,394
ITT Corp.	1,114	52,570
Leggett & Platt Inc.	1,086	22,133
Myers Industries Inc.	601	5,307
Pall Corp.	768	32,770
Parker Hannifin Corp.	1,067	81,679
Pentair Inc.	642	21,013
Roper Industries Inc.	624	43,324
Siemens AG SP ADR	5,551	634,535
Teleflex Inc.	277	15,443
Textron Inc.	1,914	39,849
Tredegar Corp.	333	6,423
Trinity Industries Inc.	602	13,683
Tyco International Ltd.	3,253	124,525

		3,532,204
MEDIA—1.77%
A.H. Belo Corp. Class A(a)	1,075	7,815
Belo Corp. Class A(a)	988	5,720
Cablevision NY Group Class A	1,786	47,758
CBS Corp. Class B NVS	4,115	69,667
E.W. Scripps Co. (The) Class A(a)	605	5,288
Entravision Communications Corp. Class A(a)(b)	2,764	5,860
Gannett Co. Inc.	1,796	21,283
Grupo Televisa SA SP ADR	3,593	80,663
John Wiley & Sons Inc. Class A	389	16,789
McGraw-Hill Companies Inc. (The)	1,972	74,246
Media General Inc. Class A(a)	360	1,984
Meredith Corp.	327	11,102
Pearson PLC SP ADR	5,427	83,576
Reed Elsevier NV SP ADR	2,493	65,017
Reed Elsevier PLC SP ADR	2,122	72,806
Rogers Communications Inc. Class B	2,790	101,695

Schedule of Investments (Unaudited) (Continued)

iShares® NYSE Composite Index Fund

October 31, 2010

Shaw Communications Inc. Class B	2,482	53,065
Thomson Reuters Corp.	2,421	92,603
Time Warner Cable Inc.	2,269	131,307
Time Warner Inc.	7,190	233,747
Viacom Inc. Class B NVS	3,774	145,639
Walt Disney Co. (The)	11,632	420,031
Washington Post Co. (The) Class B	36	14,477

		1,762,138
METAL FABRICATE & HARDWARE—0.33%
CIRCOR International Inc.	258	9,051
Commercial Metals Co.	836	11,604
Kaydon Corp.	265	9,240
Mueller Water Products Inc. Class A	1,271	3,838
Precision Castparts Corp.	934	127,566
Sims Metal Management Ltd. SP ADR	1,116	17,800
Sterlite Industries (India) Ltd. SP ADR	2,500	38,675
Tenaris SA SP ADR	1,551	64,258
Timken Co. (The)	571	23,651
Valmont Industries Inc.	159	12,537
Worthington Industries Inc.	622	9,579

		327,799
MINING—4.60%
Agnico-Eagle Mines Ltd.	1,108	85,970
Alcoa Inc.	6,562	86,159
Alumina Ltd. SP ADR	4,426	35,364
Aluminum Corp. of China Ltd. SP ADR(a)(b)	1,112	26,655
AMCOL International Corp.	267	7,407
AngloGold Ashanti Ltd. SP ADR	2,306	108,636
Barrick Gold Corp.	6,328	304,313
BHP Billiton Ltd. SP ADR	10,883	898,827
BHP Billiton PLC SP ADR	7,280	515,424
Cameco Corp.	2,531	78,360
Coeur d’Alene Mines Corp.(a)(b)	665	13,706
Compania de Minas Buenaventura SA SP ADR	1,133	60,094
Compass Minerals International Inc.	233	18,377
Eldorado Gold Corp.	3,836	64,943
Freeport-McMoRan Copper & Gold Inc.	3,029	286,786
Gammon Gold Inc.(a)	1,120	7,650
Gold Fields Ltd. SP ADR	4,285	67,574
Goldcorp Inc.	4,577	204,088
Harmony Gold Mining Co. Ltd. SP ADR	2,108	24,326
Hecla Mining Co.(a)(b)	2,752	18,961
IAMGOLD Corp.	2,596	47,455
Ivanhoe Mines Ltd.(a)	1,800	43,326
Kinross Gold Corp.	7,227	129,725
Newmont Mining Corp.	3,034	184,680
Rio Tinto PLC SP ADR(b)	9,184	598,062
RTI International Metals Inc.(a)	315	9,796
Silver Wheaton Corp.(a)	2,526	72,622
Southern Copper Corp.	1,419	60,733
Stillwater Mining Co.(a)	544	9,683
Teck Resources Ltd. Class B	3,254	145,584
Titanium Metals Corp.(a)	702	13,801
Vale SA SP ADR	8,533	274,251
Vulcan Materials Co.(b)	729	26,616
Yamana Gold Inc.	4,898	53,829

		4,583,783

Schedule of Investments (Unaudited) (Continued)

iShares® NYSE Composite Index Fund

October 31, 2010

MISCELLANEOUS - MANUFACTURING—0.01%
John Bean Technologies Corp.	524	8,960

		8,960
OFFICE & BUSINESS EQUIPMENT—0.49%
Canon Inc. SP ADR	7,609	350,014
Pitney Bowes Inc.	1,449	31,791
Xerox Corp.	9,358	109,489

		491,294
OFFICE FURNISHINGS—0.01%
Steelcase Inc. Class A	1,064	8,948

		8,948
OIL & GAS—12.65%
Anadarko Petroleum Corp.	3,250	200,103
Apache Corp.	2,312	233,558
Atwood Oceanics Inc.(a)	481	15,637
Berry Petroleum Co. Class A	488	16,694
BP PLC SP ADR	20,309	829,216
Cabot Oil & Gas Corp.	753	21,822
Canadian Natural Resources Ltd.	7,207	262,839
Cenovus Energy Inc.	5,176	143,996
Chesapeake Energy Corp.	4,159	90,250
Chevron Corp.	12,839	1,060,630
China Petroleum & Chemical Corp. SP ADR	1,078	102,744
Cimarex Energy Co.	599	45,973
CNOOC Ltd. SP ADR	1,015	212,054
Comstock Resources Inc.(a)	350	7,823
Concho Resources Inc.(a)	670	46,009
ConocoPhillips	9,064	538,402
Denbury Resources Inc.(a)	2,797	47,605
Devon Energy Corp.	2,568	166,971
Diamond Offshore Drilling Inc.	425	28,118
Ecopetrol SA SP ADR	1,000	47,740
EnCana Corp.	4,871	137,460
Eni SpA SP ADR	7,893	354,633
Ensco International PLC SP ADR	930	43,096
EOG Resources Inc.	1,645	157,459
EQT Corp.	948	35,493
EXCO Resources Inc.	1,340	19,872
Exxon Mobil Corp.	32,988	2,192,712
Forest Oil Corp.(a)	907	27,872
Frontier Oil Corp.	963	12,760
Goodrich Petroleum Corp.(a)	342	4,665
Helmerich & Payne Inc.	696	29,775
Hess Corp.	1,760	110,933
Marathon Oil Corp.	4,637	164,938
Mariner Energy Inc.(a)	719	17,917
Murphy Oil Corp.	1,255	81,776
Nabors Industries Ltd.(a)	1,899	39,689
Newfield Exploration Co.(a)	956	56,997
Nexen Inc.	3,573	76,069
Noble Corp.	1,731	59,771
Noble Energy Inc.	1,131	92,154
Occidental Petroleum Corp.	5,281	415,245
Parker Drilling Co.(a)	1,522	6,438
Penn Virginia Corp.	487	7,217
Penn West Energy Trust	1,775	40,470
Petrobras Energia SA SP ADR	393	7,070

Schedule of Investments (Unaudited) (Continued)

iShares® NYSE Composite Index Fund

October 31, 2010

PetroChina Co. Ltd. SP ADR	1,385	170,286
Petrohawk Energy Corp.(a)	2,065	35,126
Petroleo Brasileiro SA SP ADR	9,790	334,035
Pioneer Natural Resources Co.	685	47,813
Plains Exploration & Production Co.(a)	1,037	28,901
Precision Drilling Corp.(a)	2,249	17,542
Pride International Inc.(a)	1,064	32,260
QEP Resources Inc.	1,216	40,164
Quicksilver Resources Inc.(a)	1,036	15,509
Range Resources Corp.	1,013	37,876
Repsol YPF SA SP ADR	5,217	144,459
Rowan Companies Inc.(a)	812	26,715
Royal Dutch Shell PLC Class A SP ADR	11,554	750,201
Royal Dutch Shell PLC Class B SP ADR	8,827	567,753
SandRidge Energy Inc.(a)	2,366	12,942
Sasol Ltd. SP ADR	2,822	127,696
Seadrill Ltd.	1,946	59,217
SM Energy Co.	514	21,424
Southwestern Energy Co.(a)	2,280	77,178
Statoil ASA SP ADR	7,142	155,910
Stone Energy Corp.(a)	574	8,972
Suncor Energy Inc.	10,235	327,622
Sunoco Inc.	822	30,800
Swift Energy Co.(a)	379	12,071
Talisman Energy Inc.	6,816	123,642
Tesoro Corp.	1,012	13,116
Total SA SP ADR	14,276	777,757
Transocean Ltd.(a)	2,097	132,866
Ultra Petroleum Corp.(a)	1,083	44,565
Unit Corp.(a)	335	13,142
VAALCO Energy Inc.(a)	1,645	9,673
Valero Energy Corp.	3,704	66,487
W&T Offshore Inc.	735	7,997
Whiting Petroleum Corp.(a)	394	39,573
YPF SA SP ADR	23	917

		12,622,872
OIL & GAS SERVICES—1.53%
Baker Hughes Inc.	2,785	129,029
Cameron International Corp.(a)	1,644	71,925
Compagnie Generale de Geophysique-Veritas SP ADR(a)	964	22,452
Complete Production Services Inc.(a)	612	14,339
Core Laboratories NV(b)	262	20,376
Dril-Quip Inc.(a)	272	18,795
Exterran Holdings Inc.(a)	483	12,157
FMC Technologies Inc.(a)	850	61,285
Halliburton Co.	5,840	186,062
Helix Energy Solutions Group Inc.(a)	791	10,038
ION Geophysical Corp.(a)	1,328	6,494
National Oilwell Varco Inc.	2,769	148,862
Newpark Resources Inc.(a)	1,009	5,933
Oceaneering International Inc.(a)	420	25,985
Oil States International Inc.(a)	448	22,902
Schlumberger Ltd.	8,837	617,618
SEACOR Holdings Inc.(a)	148	14,023
Superior Energy Services Inc.(a)	643	17,760
Tetra Technologies Inc.(a)	757	7,388
Tidewater Inc.	294	13,562
Weatherford International Ltd.(a)	4,783	80,402
Willbros Group Inc.(a)	593	5,254
World Fuel Services Corp.	486	13,720

		1,526,361

Schedule of Investments (Unaudited) (Continued)

iShares® NYSE Composite Index Fund

October 31, 2010

PACKAGING & CONTAINERS—0.22%
Ball Corp.	551	35,462
Bemis Co. Inc.	616	19,564
Crown Holdings Inc.(a)	969	31,192
Greif Inc. Class A	166	9,751
Owens-Illinois Inc.(a)	1,079	30,244
Packaging Corp. of America	773	18,885
Pactiv Corp.(a)	938	31,123
Sealed Air Corp.	1,029	23,821
Sonoco Products Co.	655	21,943

		221,985
PHARMACEUTICALS—6.37%
Abbott Laboratories	9,935	509,864
Allergan Inc.	2,007	145,327
AmerisourceBergen Corp.	2,025	66,461
AstraZeneca PLC SP ADR	9,628	485,829
Bristol-Myers Squibb Co.	11,360	305,584
Cardinal Health Inc.	2,423	84,054
Elan Corp. PLC SP ADR(a)	3,523	19,200
Eli Lilly and Co.	6,550	230,560
Forest Laboratories Inc.(a)	1,963	64,877
GlaxoSmithKline PLC SP ADR	16,862	658,293
Hospira Inc.(a)	1,081	64,298
K-V Pharmaceutical Co. Class A(a)	1,559	3,632
King Pharmaceuticals Inc.(a)	1,897	26,824
Mead Johnson Nutrition Co. Class A	1,412	83,054
Medco Health Solutions Inc.(a)	2,980	156,539
Medicis Pharmaceutical Corp. Class A	577	17,166
Merck & Co. Inc.	20,035	726,870
Novartis AG SP ADR(b)	16,041	929,576
Novo-Nordisk A/S SP ADR	2,798	293,230
Omnicare Inc.	710	17,125
Pfizer Inc.	52,215	908,541
PharMerica Corp.(a)	481	4,829
Sanofi-Aventis SP ADR	14,527	510,043
Watson Pharmaceuticals Inc.(a)	834	38,906

		6,350,682
PIPELINES—0.61%
El Paso Corp.	4,717	62,547
Enbridge Inc.	2,328	128,971
ONEOK Inc.	739	36,817
Questar Corp.	1,413	23,979
Spectra Energy Corp.	4,138	98,360
TransCanada Corp.	4,547	168,012
Transportadora de Gas del Sur SA SP ADR	2,150	8,815
Williams Companies Inc. (The)	3,866	83,196

		610,697
REAL ESTATE—0.26%
Brookfield Asset Management Inc. Class A	3,523	104,704
Brookfield Properties Corp.	2,027	35,249
CB Richard Ellis Group Inc. Class A(a)	2,147	39,397
E-House (China) Holdings Ltd. SP ADR(b)	471	7,870
Forest City Enterprises Inc. Class A(a)(b)	1,079	15,743
Forestar Group Inc.(a)	447	7,644
Hilltop Holdings Inc.(a)	498	4,975
Jones Lang LaSalle Inc.	348	27,165
MI Developments Inc. Class A	572	8,300

Schedule of Investments (Unaudited) (Continued)

iShares® NYSE Composite Index Fund

October 31, 2010

St. Joe Co. (The)(a)(b)	625	12,619

		263,666
REAL ESTATE INVESTMENT TRUSTS—2.12%
Alexandria Real Estate Equities Inc.	362	26,600
AMB Property Corp.	1,133	31,939
American Campus Communities Inc.	537	16,985
Annaly Capital Management Inc.	4,010	71,017
Anworth Mortgage Asset Corp.	1,373	9,625
Apartment Investment and Management Co. Class A	999	23,287
Ashford Hospitality Trust Inc.(a)(b)	961	9,754
AvalonBay Communities Inc.	588	62,510
BioMed Realty Trust Inc.	1,027	18,845
Boston Properties Inc.	938	80,846
BRE Properties Inc. Class A(b)	506	21,723
Camden Property Trust(b)	497	24,646
CapLease Inc.	1,552	9,095
Chimera Investment Corp.	5,741	23,538
CommonWealth REIT	441	11,223
DCT Industrial Trust Inc.	1,780	8,918
Developers Diversified Realty Corp.	1,381	17,815
Douglas Emmett Inc.	1,041	18,676
Duke Realty Corp.	1,645	20,513
EastGroup Properties Inc.	234	9,472
Entertainment Properties Trust	482	22,283
Equity Lifestyle Properties Inc.	244	13,888
Equity One Inc.	357	6,676
Equity Residential	1,960	95,315
Essex Property Trust Inc.	213	24,061
Extra Space Storage Inc.	855	13,851
Federal Realty Investment Trust	397	32,546
FelCor Lodging Trust Inc.(a)	1,175	7,226
First Industrial Realty Trust Inc.(a)	659	4,830
General Growth Properties Inc.(b)	2,584	43,411
Getty Realty Corp.	331	9,437
Glimcher Realty Trust	1,346	10,108
HCP Inc.	2,084	75,045
Health Care REIT Inc.	757	38,683
Highwoods Properties Inc.	533	17,658
Home Properties Inc.	313	17,043
Hospitality Properties Trust	904	20,620
Host Hotels & Resorts Inc.	4,295	68,248
Inland Real Estate Corp.	866	7,526
iStar Financial Inc.(a)	956	4,369
Kilroy Realty Corp.	409	13,976
Kimco Realty Corp.	2,728	47,003
LaSalle Hotel Properties	623	14,759
Lexington Realty Trust	1,505	11,709
Liberty Property Trust	658	22,017
Macerich Co. (The)	884	39,435
MFA Financial Inc.	1,838	14,539
MPG Office Trust Inc.(a)(b)	2,370	6,423
National Health Investors Inc.	309	14,307
National Retail Properties Inc.	689	18,672
Nationwide Health Properties Inc.	888	36,257
NorthStar Realty Finance Corp.(b)	1,468	6,577
Omega Healthcare Investors Inc.	911	20,953
Parkway Properties Inc.	423	6,582
Pennsylvania Real Estate Investment Trust	702	10,018
Post Properties Inc.	507	15,433
ProLogis	3,282	44,799
Public Storage	924	91,679
Ramco-Gershenson Properties Trust	676	7,828
Realty Income Corp.	840	28,795

Schedule of Investments (Unaudited) (Continued)

iShares® NYSE Composite Index Fund

October 31, 2010

Regency Centers Corp.	510	21,512
Saul Centers Inc.	143	6,103
Senior Housing Properties Trust	930	22,218
Simon Property Group Inc.	1,866	179,173
SL Green Realty Corp.	587	38,578
Sovran Self Storage Inc.	343	13,401
Strategic Hotels & Resorts Inc.(a)	1,894	8,618
Sun Communities Inc.	316	10,305
Sunstone Hotel Investors Inc.(a)	855	9,277
Tanger Factory Outlet Centers Inc.	312	14,951
Taubman Centers Inc.	420	19,496
U-Store-It Trust	766	6,595
UDR Inc.(b)	1,236	27,785
Universal Health Realty Income Trust	413	15,343
Ventas Inc.	1,120	59,987
Vornado Realty Trust	1,213	106,004
Washington Real Estate Investment Trust	479	15,342
Weingarten Realty Investors	855	20,631

		2,116,931
RETAIL—4.12%
99 Cents Only Stores(a)	556	8,574
Abercrombie & Fitch Co. Class A	594	25,459
Advance Auto Parts Inc.	634	41,197
Aeropostale Inc.(a)	646	15,749
American Eagle Outfitters Inc.	1,462	23,407
AnnTaylor Stores Corp.(a)	514	11,976
AutoNation Inc.(a)	654	15,186
AutoZone Inc.(a)	205	48,714
Barnes & Noble Inc.(b)	371	5,558
Best Buy Co. Inc.	2,274	97,737
Big Lots Inc.(a)	728	22,837
BJ’s Wholesale Club Inc.(a)	421	17,568
Brinker International Inc.	882	16,352
Brown Shoe Co. Inc.	742	8,718
Buckle Inc. (The)	250	7,272
Cabela’s Inc.(a)	529	9,808
CarMax Inc.(a)	1,674	51,877
Cash America International Inc.	296	10,428
Cato Corp. (The) Class A	374	9,892
Chico’s FAS Inc.	1,290	12,539
Chipotle Mexican Grill Inc.(a)	240	50,450
Collective Brands Inc.(a)	544	8,340
CVS Caremark Corp.	8,871	267,195
Darden Restaurants Inc.	978	44,704
Delhaize Group SP ADR	652	45,940
Dick’s Sporting Goods Inc.(a)	739	21,298
Dillard’s Inc. Class A	405	10,332
DineEquity Inc.(a)(b)	188	8,357
Family Dollar Stores Inc.	930	42,938
GameStop Corp. Class A(a)(b)	1,179	23,179
Gap Inc. (The)	2,389	45,415
Genesco Inc.(a)	320	10,483
Home Depot Inc. (The)	10,910	336,901
J.C. Penney Co. Inc.	1,351	42,124
Kohl’s Corp.(a)	1,833	93,850
Limited Brands Inc.	1,965	57,751
Lowe’s Companies Inc.	9,484	202,294
Macy’s Inc.	2,868	67,800
McDonald’s Corp.	6,849	532,647
Men’s Wearhouse Inc. (The)	351	8,578
Movado Group Inc.(a)	611	6,868
MSC Industrial Direct Co. Inc. Class A	411	23,402
New York & Co. Inc.(a)	1,085	3,385

Schedule of Investments (Unaudited) (Continued)

iShares® NYSE Composite Index Fund

October 31, 2010

Nordstrom Inc.	1,162	44,749
Nu Skin Enterprises Inc. Class A	545	16,677
Office Depot Inc.(a)	2,262	10,156
OfficeMax Inc.(a)	827	14,638
Regis Corp.	449	9,182
Rite Aid Corp.(a)	5,323	4,869
Saks Inc.(a)(b)	1,172	13,056
Sonic Automotive Inc.(a)	658	7,185
Stage Stores Inc.	519	6,918
Talbots Inc. (The)(a)(b)	507	4,958
Target Corp.	4,323	224,537
Tiffany & Co.	931	49,343
Tim Hortons Inc.	1,266	47,640
TJX Companies Inc. (The)	2,711	124,408
Under Armour Inc. Class A(a)	321	14,984
Wal-Mart Stores Inc.	13,314	721,219
Walgreen Co.	6,410	217,171
Wendy’s/Arby’s Group Inc. Class A	2,615	12,029
Yum! Brands Inc.	3,092	153,240

		4,112,038
SAVINGS & LOANS—0.06%
New York Community Bancorp Inc.	3,132	53,025
NewAlliance Bancshares Inc.	813	10,479

		63,504
SEMICONDUCTORS—0.89%
Advanced Micro Devices Inc.(a)	3,871	28,374
Advanced Semiconductor Engineering Inc. SP ADR	7,628	33,792
Analog Devices Inc.	1,841	61,987
Emulex Corp.(a)	817	9,314
Fairchild Semiconductor International Inc.(a)	1,118	12,600
International Rectifier Corp.(a)	541	12,567
LSI Corp.(a)	4,596	24,083
MEMC Electronic Materials Inc.(a)	1,631	20,909
National Semiconductor Corp.	1,564	21,427
Semiconductor Manufacturing International Corp. SP ADR(a)	3,477	14,325
STMicroelectronics NV NYS	4,258	37,428
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	28,270	308,426
Teradyne Inc.(a)	1,580	17,759
Texas Instruments Inc.	7,644	226,033
United Microelectronics Corp. SP ADR	17,272	53,371

		882,395
SOFTWARE—0.79%
American Reprographics Co.(a)	753	5,361
Broadridge Financial Solutions Inc.	867	19,074
Dun & Bradstreet Corp. (The)	317	23,588
Fair Isaac Corp.	309	7,428
Fidelity National Information Services Inc.	1,669	45,230
Global Payments Inc.	558	21,740
Konami Corp. SP ADR	703	12,281
MSCI Inc. Class A(a)	831	29,791
Red Hat Inc.(a)	1,459	61,657
Salesforce.com Inc.(a)	818	94,945
SAP AG SP ADR	6,102	315,657
SYNNEX Corp.(a)	270	7,841
Total System Services Inc.	1,427	22,276
VeriFone Systems Inc.(a)	696	23,546
VMware Inc. Class A(a)	592	45,264

Schedule of Investments (Unaudited) (Continued)

iShares® NYSE Composite Index Fund

October 31, 2010

Wipro Ltd. SP ADR	3,613	51,594

		787,273
TELECOMMUNICATIONS—6.02%
Alcatel-Lucent SP ADR(a)	15,100	52,397
Amdocs Ltd.(a)	1,392	42,707
America Movil SAB de CV Series L SP ADR	6,490	371,617
American Tower Corp. Class A(a)	2,633	135,889
Anixter International Inc.	275	14,765
AT&T Inc.	38,402	1,094,457
BCE Inc.	1,800	60,318
British Telecom PLC SP ADR	5,409	133,494
CenturyLink Inc.	1,937	80,153
China Mobile Hong Kong Ltd. SP ADR	5,406	277,706
China Telecom Corp. Ltd. SP ADR	875	45,622
China Unicom (Hong Kong) Ltd. SP ADR	8,545	119,630
Cincinnati Bell Inc.(a)	2,707	6,632
CommScope Inc.(a)	734	23,238
Corning Inc.	10,339	188,997
Crown Castle International Corp.(a)	1,668	71,924
France Telecom SA SP ADR	12,434	297,048
Frontier Communications Corp.	6,610	58,036
Harris Corp.	879	39,722
Juniper Networks Inc.(a)	3,596	116,474
KT Corp. SP ADR	1,675	34,656
Magyar Telekom Telecommunications PLC SP ADR	712	10,125
MasTec Inc.(a)	593	7,235
MetroPCS Communications Inc.(a)	1,698	17,676
Mobile TeleSystems SP ADR	3,283	71,077
Motorola Inc.(a)	13,924	113,481
NeuStar Inc. Class A(a)	479	12,363
Nippon Telegraph and Telephone Corp. SP ADR	5,316	119,823
Nokia OYJ SP ADR(b)	23,986	256,170
NTT DoCoMo Inc. SP ADR	10,088	170,386
Philippine Long Distance Telephone Co. SP ADR	548	34,047
Plantronics Inc.	427	15,321
Portugal Telecom SGPS SA SP ADR	4,760	68,544
PT Indosat Tbk SP ADR	196	6,456
PT Telekomunikasi Indonesia SP ADR	1,802	72,783
Qwest Communications International Inc.	9,721	64,159
SK Telecom Co. Ltd. SP ADR	2,120	39,072
Sprint Nextel Corp.(a)	19,484	80,274
Syniverse Holdings Inc.(a)	616	18,782
Tata Communications Ltd. SP ADR(a)	362	5,039
Telecom Argentina SA SP ADR	725	17,284
Telecom Corp. of New Zealand Ltd. SP ADR	2,725	21,310
Telecom Italia SpA SP ADR	6,750	103,005
Telefonica SA SP ADR	8,479	687,986
Telefonos de Mexico SAB de CV Series L SP ADR	1,789	27,694
TELUS Corp. NVS	978	41,232
Turkcell Iletisim Hizmetleri AS SP ADR	1,982	35,537
Verizon Communications Inc.	18,214	591,409
VimpelCom Ltd. SP ADR(a)	2,189	33,557

		6,007,309
TEXTILES—0.03%
Mohawk Industries Inc.(a)	402	23,050
UniFirst Corp.	126	5,800

		28,850

Schedule of Investments (Unaudited) (Continued)

iShares® NYSE Composite Index Fund

October 31, 2010

TOYS, GAMES & HOBBIES— 0.04%
Hasbro Inc.	895	41,394

		41,394
TRANSPORTATION—1.52%
Bristow Group Inc.(a)	267	10,354
Canadian National Railway Co.	3,018	195,506
Canadian Pacific Railway Ltd.	1,118	72,827
Con-way Inc.	477	15,746
CSX Corp.	2,488	152,888
FedEx Corp.	1,934	169,650
Frontline Ltd.(b)	498	14,318
Genesee & Wyoming Inc. Class A(a)	339	15,672
Guangshen Railway Co. Ltd. SP ADR	349	7,099
Kansas City Southern Industries Inc.(a)	793	34,749
Kirby Corp.(a)	446	19,174
Knight Transportation Inc.	685	12,241
Norfolk Southern Corp.	2,325	142,964
Overseas Shipholding Group Inc.(b)	242	8,090
Ryder System Inc.	362	15,838
Ship Finance International Ltd.	637	12,810
Teekay Corp.	503	15,995
Tsakos Energy Navigation Ltd.	606	6,266
Union Pacific Corp.	3,196	280,225
United Parcel Service Inc. Class B	4,698	316,363

		1,518,775
TRUCKING & LEASING—0.01%
GATX Corp.	234	7,408

		7,408
WATER—0.12%
American States Water Co.	328	12,251
Aqua America Inc.	791	17,030
Companhia de Saneamento Basico do Estado de Sao Paulo SP ADR	476	21,877
Veolia Environnement SP ADR	2,436	71,594

		122,752

TOTAL COMMON STOCKS
(Cost: $118,447,391)		99,599,379

PREFERRED STOCKS—0.02%

ELECTRIC—0.02%
Companhia Paranaense de Energia Class B SP ADR, 0.00%	1,138	26,436

		26,436

TOTAL PREFERRED STOCKS
(Cost: $19,485)		26,436

SHORT-TERM INVESTMENTS—2.41%

MONEY MARKET FUNDS—2.41%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.28%(c)(e)(f)	1,987,651	1,987,651

Schedule of Investments (Unaudited) (Continued)

iShares® NYSE Composite Index Fund

October 31, 2010

BlackRock Cash Funds: Prime, SL Agency Shares
0.26%(c)(e)(f)	276,670	276,670
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(c)(e)	139,354	139,354

		2,403,675

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,403,675)		2,403,675

TOTAL INVESTMENTS IN SECURITIES—102.27%
(Cost: $120,870,551)		102,029,490
Other Assets, Less Liabilities—(2.27)%		(2,269,376)

NET ASSETS—100.00%		$99,760,114

NVS—Non-Voting Shares

NYS—New York Registered Shares

SP ADR—Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® PHLX SOX Semiconductor Sector Index Fund

October 31, 2010

Security	Shares	Value

COMMON STOCKS—99.91%

COMPUTERS - MEMORY DEVICES—3.73%
SanDisk Corp.(a)	175,582	$6,598,372

		6,598,372
ELECTRONIC COMPONENTS—SEMICONDUCTORS—57.67%
Advanced Micro Devices Inc.(a)(b)	785,256	5,755,927
Altera Corp.	236,602	7,384,348
Avago Technologies Ltd.(a)	278,314	6,868,790
Broadcom Corp. Class A	389,822	15,881,348
Cree Inc.(a)(b)	109,169	5,599,278
Intel Corp.	659,228	13,230,706
MEMC Electronic Materials Inc.(a)	264,731	3,393,851
Micron Technology Inc.(a)(b)	902,847	7,466,545
National Semiconductor Corp.	278,856	3,820,327
NetLogic Microsystems Inc.(a)	73,918	2,221,975
NVIDIA Corp.(a)	625,648	7,526,545
Rubicon Technology Inc.(a)(b)	26,704	617,397
STMicroelectronics NV NYS	91,752	806,500
Texas Instruments Inc.	507,265	14,999,826
Xilinx Inc.	242,029	6,488,798

		102,062,161
NETWORKING PRODUCTS—1.45%
Atheros Communications Inc.(a)	82,452	2,559,310

		2,559,310
SEMICONDUCTOR COMPONENTS/INTEGRATED CIRCUITS—16.62%
Cirrus Logic Inc.(a)(b)	78,857	1,013,313
Hittite Microwave Corp.(a)	35,512	1,834,905
Linear Technology Corp.	204,013	6,575,339
Marvell Technology Group Ltd.(a)	627,443	12,115,924
Power Integrations Inc.	32,420	1,107,467
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	621,151	6,776,757

		29,423,705
SEMICONDUCTOR EQUIPMENT—20.44%
Applied Materials Inc.	1,124,317	13,896,558
KLA-Tencor Corp.	195,088	6,968,543
Lam Research Corp.(a)	144,547	6,618,807
MKS Instruments Inc.(a)	58,411	1,206,187
Novellus Systems Inc.(a)	106,992	3,125,236
Teradyne Inc.(a)	211,102	2,372,787
Veeco Instruments Inc.(a)(b)	47,583	1,991,349

		36,179,467

TOTAL COMMON STOCKS
(Cost: $209,857,629)		176,823,015

Schedule of Investments (Unaudited) (Continued)

iShares® PHLX SOX Semiconductor Sector Index Fund

October 31, 2010

SHORT-TERM INVESTMENTS—7.53%

MONEY MARKET FUNDS—7.53%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.28%(c)(d)(e)	11,632,911	11,632,911
BlackRock Cash Funds: Prime, SL Agency Shares
0.26%(c)(d)(e)	1,619,236	1,619,236
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(c)(d)	72,605	72,605

		13,324,752

TOTAL SHORT-TERM INVESTMENTS
(Cost: $13,324,752)		13,324,752

TOTAL INVESTMENTS IN SECURITIES—107.44%
(Cost: $223,182,381)		190,147,767
Other Assets, Less Liabilities—(7.44)%		(13,157,645)

NET ASSETS—100.00%		$176,990,122

NYS—New York Registered Shares

SP ADR—Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® S&P North American Natural Resources Sector Index Fund

October 31, 2010

Security	Shares	Value

COMMON STOCKS—99.87%

BUILDING MATERIALS—0.36%
Eagle Materials Inc.	49,175	$1,153,645
Martin Marietta Materials Inc.(a)	50,518	4,065,689
Texas Industries Inc.	30,942	1,057,288

		6,276,622
COAL—2.66%
Alpha Natural Resources Inc.(b)	133,812	6,044,288
Arch Coal Inc.	179,517	4,414,323
CONSOL Energy Inc.	250,147	9,195,404
Massey Energy Co.	113,116	4,758,790
Patriot Coal Corp.(a)(b)	69,443	936,786
Peabody Energy Corp.	298,201	15,774,833
Walter Energy Inc.	59,554	5,238,370

		46,362,794
FOREST PRODUCTS & PAPER—2.03%
Domtar Corp.	46,451	3,686,351
International Paper Co.	484,159	12,239,540
MeadWestvaco Corp.	188,741	4,856,306
Rock-Tenn Co. Class A	43,305	2,461,889
Temple-Inland Inc.	119,613	2,478,381
Weyerhaeuser Co.	593,381	9,624,640

		35,347,107
GAS—0.20%
Southern Union Co.	138,418	3,478,444

		3,478,444
MANUFACTURING—0.19%
AptarGroup Inc.	74,734	3,354,062

		3,354,062
MINING—18.73%
Agnico-Eagle Mines Ltd.	185,376	14,383,324
Alcoa Inc.	1,131,352	14,854,652
Barrick Gold Corp.	1,091,979	52,513,270
Cameco Corp.	435,413	13,480,386
Coeur d’Alene Mines Corp.(a)(b)	98,062	2,021,058
Compass Minerals International Inc.	36,386	2,869,764
Eldorado Gold Corp.	606,134	10,261,849
Freeport-McMoRan Copper & Gold Inc.	521,167	49,344,091
Gammon Gold Inc.(a)(b)	153,636	1,049,334
Goldcorp Inc.	815,457	36,361,228
IAMGOLD Corp.(a)	411,708	7,526,022
Ivanhoe Mines Ltd.(b)	295,994	7,124,576
Kinross Gold Corp.	1,199,626	21,533,287
New Gold Inc.(b)	433,192	3,205,621
Newmont Mining Corp.	545,481	33,203,428
Pan American Silver Corp.(a)	118,164	3,771,795
Royal Gold Inc.	58,839	2,913,119
Silver Standard Resources Inc.(a)(b)	87,943	2,135,256

Schedule of Investments (Unaudited) (Continued)

iShares® S&P North American Natural Resources Sector Index Fund

October 31, 2010

Silver Wheaton Corp.(b)	381,043	10,954,986
Teck Resources Ltd. Class B	439,109	19,645,737
Thompson Creek Metals Co. Inc.(b)	156,057	1,878,926
Titanium Metals Corp.(b)	44,598	876,797
Vulcan Materials Co.(a)	142,400	5,199,024
Yamana Gold Inc.	820,943	9,022,163

		326,129,693
OIL & GAS—57.77%
Anadarko Petroleum Corp.	548,306	33,759,200
Apache Corp.	403,566	40,768,237
Atlas Energy Inc.(b)	87,175	2,538,536
Atwood Oceanics Inc.(b)	55,784	1,813,538
Berry Petroleum Co. Class A	41,525	1,420,570
Bill Barrett Corp.(b)	36,770	1,388,068
Brigham Exploration Co.(b)	91,312	1,925,770
Cabot Oil & Gas Corp.	115,564	3,349,045
Canadian Natural Resources Ltd.	1,206,846	44,013,674
Cenovus Energy Inc.	832,764	23,167,494
Chesapeake Energy Corp.	724,898	15,730,287
Chevron Corp.	1,630,733	134,714,853
Cimarex Energy Co.	93,084	7,144,197
Cobalt International Energy Inc.(b)	30,347	280,710
Comstock Resources Inc.(b)	52,920	1,182,762
Concho Resources Inc.(b)	80,223	5,508,913
ConocoPhillips	1,643,333	97,613,980
Denbury Resources Inc.(b)	442,336	7,528,559
Devon Energy Corp.	481,915	31,334,113
Diamond Offshore Drilling Inc.	38,362	2,538,030
EnCana Corp.(a)	814,565	22,987,024
EOG Resources Inc.	280,805	26,878,655
EXCO Resources Inc.	122,077	1,810,402
Exxon Mobil Corp.	2,116,040	140,653,179
Forest Oil Corp.(b)	125,056	3,842,971
Frontier Oil Corp.	117,280	1,553,960
Helmerich & Payne Inc.	117,569	5,029,602
Hess Corp.	288,200	18,165,246
Holly Corp.	39,723	1,300,134
Marathon Oil Corp.	786,204	27,965,276
Mariner Energy Inc.(a)(b)	114,883	2,862,884
Murphy Oil Corp.	212,481	13,845,262
Nabors Industries Ltd.(a)(b)	316,042	6,605,278
Newfield Exploration Co.(b)	148,013	8,824,535
Nexen Inc.(a)	581,653	12,383,392
Noble Energy Inc.	193,653	15,778,846
Occidental Petroleum Corp.	899,836	70,754,105
Patterson-UTI Energy Inc.	171,082	3,320,702
Penn Virginia Corp.	49,619	735,354
Petrohawk Energy Corp.(b)	334,054	5,682,259
Pioneer Natural Resources Co.	128,504	8,969,579
Plains Exploration & Production Co.(b)	154,662	4,310,430
Pride International Inc.(b)	194,593	5,900,060
Quicksilver Resources Inc.(b)	92,755	1,388,542
Range Resources Corp.	177,699	6,644,166
Rowan Companies Inc.(b)	127,231	4,185,900
SandRidge Energy Inc.(a)(b)	281,110	1,537,672
SM Energy Co.	69,928	2,914,599
Southwestern Energy Co.(b)	383,413	12,978,530
Suncor Energy Inc.	1,730,744	55,401,115
Sunoco Inc.	133,196	4,990,854
Talisman Energy Inc.	1,129,414	20,487,570
Tesoro Corp.	157,671	2,043,416

Schedule of Investments (Unaudited) (Continued)

iShares® S&P North American Natural Resources Sector Index Fund

October 31, 2010

Ultra Petroleum Corp.(b)	168,887	6,949,700
Unit Corp.(b)	38,666	1,516,867
Valero Energy Corp.	627,330	11,260,573
Whiting Petroleum Corp.(b)	56,397	5,664,515

		1,005,843,690
OIL & GAS SERVICES—13.21%
Baker Hughes Inc.	477,580	22,126,281
Cameron International Corp.(b)	268,330	11,739,438
CARBO Ceramics Inc.	17,662	1,479,546
Dresser-Rand Group Inc.(b)	89,044	3,047,086
Dril-Quip Inc.(b)	25,522	1,763,570
Exterran Holdings Inc.(a)(b)	70,015	1,762,278
FMC Technologies Inc.(b)	132,952	9,585,839
Halliburton Co.	1,009,083	32,149,384
National Oilwell Varco Inc.	464,277	24,959,532
Oceaneering International Inc.(b)	59,518	3,682,379
Oil States International Inc.(b)	55,719	2,848,355
Schlumberger Ltd.	1,513,701	105,792,563
SEACOR Holdings Inc.(b)	23,511	2,227,667
Superior Energy Services Inc.(b)	87,633	2,420,423
Tidewater Inc.	56,942	2,626,734
World Fuel Services Corp.	66,325	1,872,355

		230,083,430
PACKAGING & CONTAINERS—2.29%
Ball Corp.	101,253	6,516,643
Bemis Co. Inc.	120,586	3,829,811
Crown Holdings Inc.(b)	179,537	5,779,296
Greif Inc. Class A	27,846	1,635,674
Owens-Illinois Inc.(b)	180,657	5,063,816
Packaging Corp. of America	114,702	2,802,170
Pactiv Corp.(b)	151,295	5,019,968
Sealed Air Corp.	177,331	4,105,213
Silgan Holdings Inc.	41,758	1,409,332
Sonoco Products Co.	111,642	3,740,007

		39,901,930
PIPELINES—2.38%
El Paso Corp.	779,933	10,341,912
Spectra Energy Corp.	717,908	17,064,673
Williams Companies Inc. (The)	647,723	13,938,999

		41,345,584
TRANSPORTATION—0.05%
Overseas Shipholding Group Inc.	25,524	853,267

		853,267

TOTAL COMMON STOCKS
(Cost: $1,744,546,304)		1,738,976,623

SHORT-TERM INVESTMENTS—1.32%

MONEY MARKET FUNDS—1.32%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.28%(c)(d)(e)	18,666,819	18,666,819

Schedule of Investments (Unaudited) (Continued)

iShares® S&P North American Natural Resources Sector Index Fund

October 31, 2010

BlackRock Cash Funds: Prime, SL Agency Shares
0.26%(c)(d)(e)	2,598,316	2,598,316
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(c)(d)	1,724,157	1,724,157

		22,989,292

TOTAL SHORT-TERM INVESTMENTS
(Cost: $22,989,292)		22,989,292

TOTAL INVESTMENTS IN SECURITIES—101.19%
(Cost: $1,767,535,596)		1,761,965,915
Other Assets, Less Liabilities—(1.19)%		(20,724,898)

NET ASSETS—100.00%		$1,741,241,017

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® S&P North American Technology Sector Index Fund

October 31, 2010

Security	Shares	Value

COMMON STOCKS—99.93%

COMMERCIAL SERVICES—3.22%
Alliance Data Systems Corp.(a)	9,833	$597,060
Convergys Corp.(a)	22,653	256,432
CoreLogic Inc.	17,527	307,949
Euronet Worldwide Inc.(a)	9,771	176,464
Gartner Inc.(a)	7,198	228,105
Lender Processing Services Inc.	17,463	503,633
MasterCard Inc. Class A	13,428	3,223,526
MAXIMUS Inc.	3,275	198,563
Monster Worldwide Inc.(a)	24,124	435,679
SAIC Inc.(a)	41,186	640,031
SuccessFactors Inc.(a)	3,918	106,256
TeleTech Holdings Inc.(a)	3,351	50,868
Visa Inc. Class A	52,610	4,112,524
Western Union Co.	123,904	2,180,710
Wright Express Corp.(a)	7,105	267,930

		13,285,730
COMPUTERS—30.46%
Apple Inc.(a)	134,129	40,355,392
Brocade Communications Systems Inc.(a)	83,419	527,208
CACI International Inc. Class A(a)	5,611	281,223
Cadence Design Systems Inc.(a)	49,629	420,358
Cognizant Technology Solutions Corp. Class A(a)	56,361	3,674,174
Computer Sciences Corp.	28,903	1,417,692
Dell Inc.(a)	282,218	4,058,295
Diebold Inc.	12,122	371,539
DST Systems Inc.	5,483	237,249
Electronics For Imaging Inc.(a)	8,733	119,555
EMC Corp.(a)	384,489	8,078,114
FactSet Research Systems Inc.(b)	6,886	604,453
Fortinet Inc.(a)	576	17,280
Hewlett-Packard Co.	370,118	15,567,163
International Business Machines Corp.	233,529	33,534,764
Jack Henry & Associates Inc.	16,082	436,787
Lexmark International Inc. Class A(a)	14,692	558,737
Mentor Graphics Corp.(a)	20,459	220,957
MICROS Systems Inc.(a)	15,044	682,847
NCR Corp.(a)	30,175	414,001
NetApp Inc.(a)	66,913	3,563,117
Research in Motion Ltd.(a)	76,080	4,332,756
Riverbed Technology Inc.(a)	8,539	491,334
SanDisk Corp.(a)	43,518	1,635,407
SRA International Inc. Class A(a)	6,241	124,882
STEC Inc.(a)	4,144	64,646
Synaptics Inc.(a)(b)	6,544	176,230
Synopsys Inc.(a)	27,694	708,413
Syntel Inc.	840	41,042
Teradata Corp.(a)	31,335	1,233,346
Unisys Corp.(a)	7,892	181,911
Western Digital Corp.(a)	42,995	1,376,700

		125,507,572
DISTRIBUTION & WHOLESALE—0.22%
Ingram Micro Inc. Class A(a)	29,297	517,385

Schedule of Investments (Unaudited) (Continued)

iShares® S&P North American Technology Sector Index Fund

October 31, 2010

Tech Data Corp.(a)	8,945	384,546

		901,931
ELECTRICAL COMPONENTS & EQUIPMENT—0.10%
Molex Inc.(b)	19,753	400,986

		400,986
ELECTRONICS—2.56%
Agilent Technologies Inc.(a)	64,917	2,259,112
Amphenol Corp. Class A	32,449	1,626,668
Arrow Electronics Inc.(a)	22,181	656,779
Avnet Inc.(a)	28,355	844,412
AVX Corp.	2,911	41,744
Benchmark Electronics Inc.(a)	11,536	189,536
Celestica Inc.(a)	39,968	336,531
Cymer Inc.(a)	5,528	204,260
Dolby Laboratories Inc. Class A(a)	4,488	276,820
FEI Co.(a)	7,020	152,755
FLIR Systems Inc.(a)	29,488	820,946
Itron Inc.(a)	7,589	461,184
Jabil Circuit Inc.	32,150	493,181
L-1 Identity Solutions Inc.(a)	12,288	144,875
National Instruments Corp.	7,747	269,518
Plexus Corp.(a)	7,397	224,499
Rofin-Sinar Technologies Inc.(a)	5,254	146,744
Sanmina-SCI Corp.(a)	14,558	191,874
Trimble Navigation Ltd.(a)	22,258	797,727
Vishay Intertechnology Inc.(a)	34,598	390,957

		10,530,122
HOME FURNISHINGS—0.06%
TiVo Inc.(a)	21,732	242,094

		242,094
INTERNET—13.67%
Akamai Technologies Inc.(a)	33,916	1,752,440
Amazon.com Inc.(a)	49,714	8,209,770
AOL Inc.(a)	20,064	535,308
Ariba Inc.(a)	16,509	310,039
Blue Coat Systems Inc.(a)	7,856	211,876
Blue Nile Inc.(a)(b)	2,760	117,576
DealerTrack Holdings Inc.(a)	7,617	147,160
Digital River Inc.(a)	7,336	273,339
EarthLink Inc.	20,393	183,333
eBay Inc.(a)	185,948	5,543,110
Equinix Inc.(a)	8,565	721,516
Expedia Inc.	28,507	825,278
F5 Networks Inc.(a)	15,020	1,767,854
Google Inc. Class A(a)	34,083	20,892,538
GSI Commerce Inc.(a)	3,108	75,897
IAC/InterActiveCorp(a)	10,425	290,858
j2 Global Communications Inc.(a)	8,645	227,796
McAfee Inc.(a)	28,613	1,353,395
Netflix Inc.(a)	6,125	1,062,687
NutriSystem Inc.(b)	5,022	96,021
Priceline.com Inc.(a)	9,068	3,416,913
Rackspace Hosting Inc.(a)(b)	7,154	178,564
Sapient Corp.	19,119	251,606
Symantec Corp.(a)	148,132	2,396,776

Schedule of Investments (Unaudited) (Continued)

iShares® S&P North American Technology Sector Index Fund

October 31, 2010

TIBCO Software Inc.(a)	30,884	593,590
ValueClick Inc.(a)	15,069	207,349
VeriSign Inc.(a)	32,832	1,140,912
WebMD Health Corp.(a)	7,484	391,264
Websense Inc.(a)	7,907	159,089
Yahoo! Inc.(a)	182,679	3,016,030

		56,349,884
MACHINERY—0.12%
Intermec Inc.(a)	7,649	89,111
Zebra Technologies Corp. Class A(a)	10,808	386,710

		475,821
MEDIA—0.02%
DG FastChannel Inc.(a)	3,916	92,222

		92,222
OFFICE & BUSINESS EQUIPMENT—0.74%
Xerox Corp.	259,248	3,033,202

		3,033,202
SEMICONDUCTORS—14.69%
Advanced Micro Devices Inc.(a)	89,647	657,113
Altera Corp.	57,359	1,790,174
Amkor Technology Inc.(a)	17,679	127,466
Analog Devices Inc.	55,673	1,874,510
Applied Materials Inc.	249,678	3,086,020
Atmel Corp.(a)	86,287	764,503
Broadcom Corp. Class A	71,460	2,911,280
Cavium Networks Inc.(a)	6,428	204,860
Cree Inc.(a)(b)	20,162	1,034,109
Cypress Semiconductor Corp.(a)	30,122	424,720
Emulex Corp.(a)	14,644	166,942
Fairchild Semiconductor International Inc.(a)	22,999	259,199
FormFactor Inc.(a)(b)	8,969	87,268
Hittite Microwave Corp.(a)	2,913	150,515
Integrated Device Technology Inc.(a)	29,896	176,087
Intel Corp.	1,030,905	20,690,263
International Rectifier Corp.(a)	13,067	303,546
Intersil Corp. Class A	22,711	297,287
KLA-Tencor Corp.	31,659	1,130,860
Lam Research Corp.(a)	23,204	1,062,511
Linear Technology Corp.	41,973	1,352,790
LSI Corp.(a)	120,415	630,975
Maxim Integrated Products Inc.	56,296	1,219,371
MEMC Electronic Materials Inc.(a)	42,737	547,888
Micrel Inc.	5,828	69,412
Microchip Technology Inc.	34,854	1,121,602
Micron Technology Inc.(a)	137,600	1,137,952
Microsemi Corp.(a)	15,342	306,840
MKS Instruments Inc.(a)	9,159	189,133
National Semiconductor Corp.	44,518	609,897
NetLogic Microsystems Inc.(a)(b)	7,906	237,654
Novellus Systems Inc.(a)	17,164	501,360
NVIDIA Corp.(a)	107,446	1,292,575
OmniVision Technologies Inc.(a)	10,011	271,598
ON Semiconductor Corp.(a)	80,613	618,302
PMC-Sierra Inc.(a)	42,127	323,957
Power Integrations Inc.	5,113	174,660

Schedule of Investments (Unaudited) (Continued)

iShares® S&P North American Technology Sector Index Fund

October 31, 2010

QLogic Corp.(a)	20,824	365,878
Rambus Inc.(a)	21,070	416,554
Rovi Corp.(a)	19,255	975,266
Semtech Corp.(a)	11,627	248,934
Silicon Laboratories Inc.(a)	8,454	337,315
Skyworks Solutions Inc.(a)	33,549	768,608
Teradyne Inc.(a)	34,113	383,430
Tessera Technologies Inc.(a)	9,355	184,574
Texas Instruments Inc.	223,714	6,615,223
TriQuint Semiconductor Inc.(a)	29,415	302,975
Varian Semiconductor Equipment Associates Inc.(a)	14,087	460,222
Veeco Instruments Inc.(a)(b)	7,715	322,873
Xilinx Inc.	48,446	1,298,837
Zoran Corp.(a)	9,356	66,240

		60,552,128
SOFTWARE—20.12%
Activision Blizzard Inc.	44,833	514,235
Acxiom Corp.(a)	14,596	256,160
Adobe Systems Inc.(a)	98,215	2,764,752
Advent Software Inc.(a)	1,851	99,436
ANSYS Inc.(a)	16,897	764,589
Autodesk Inc.(a)	42,671	1,543,837
Automatic Data Processing Inc.	92,166	4,094,014
Avid Technology Inc.(a)(b)	4,339	54,758
Blackbaud Inc.	8,225	208,833
Blackboard Inc.(a)	6,260	261,292
BMC Software Inc.(a)	33,382	1,517,546
Broadridge Financial Solutions Inc.	24,090	529,980
CA Inc.	55,610	1,290,708
Citrix Systems Inc.(a)	35,057	2,246,102
CommVault Systems Inc.(a)	7,882	228,026
Compuware Corp.(a)	41,535	415,765
Concur Technologies Inc.(a)	7,311	377,394
Electronic Arts Inc.(a)	61,662	977,343
Fair Isaac Corp.	7,815	187,873
Fidelity National Information Services Inc.	43,306	1,173,593
Fiserv Inc.(a)	28,056	1,529,613
Global Payments Inc.	15,033	585,686
Informatica Corp.(a)	17,177	698,932
Intuit Inc.(a)	58,714	2,818,272
JDA Software Group Inc.(a)	6,177	156,278
Lawson Software Inc.(a)	19,103	170,017
ManTech International Corp. Class A(a)	2,648	103,828
Microsoft Corp.	1,150,453	30,648,068
MicroStrategy Inc. Class A(a)	1,343	121,716
NetSuite Inc.(a)	1,061	21,729
Novell Inc.(a)	65,998	391,368
Nuance Communications Inc.(a)	37,042	581,930
Open Text Corp.(a)	10,668	471,846
Oracle Corp.	572,608	16,834,675
Parametric Technology Corp.(a)	21,420	459,887
Paychex Inc.	53,440	1,480,288
Pegasystems Inc.	1,330	35,976
Progress Software Corp.(a)	8,081	301,987
Quest Software Inc.(a)	8,063	211,009
Red Hat Inc.(a)	35,349	1,493,849
Salesforce.com Inc.(a)	18,787	2,180,607
SolarWinds Inc.(a)	3,464	62,872
Solera Holdings Inc.	13,122	630,512
SYNNEX Corp.(a)	2,524	73,297
Take-Two Interactive Software Inc.(a)	15,614	166,445

Schedule of Investments (Unaudited) (Continued)

iShares® S&P North American Technology Sector Index Fund

October 31, 2010

Taleo Corp. Class A(a)	7,518	215,691
Total System Services Inc.	37,017	577,835
VeriFone Systems Inc.(a)	11,857	401,122

		82,931,571
TELECOMMUNICATIONS—13.95%
Acme Packet Inc.(a)	2,358	93,259
ADC Telecommunications Inc.(a)	19,045	241,681
ADTRAN Inc.	9,237	298,078
Anixter International Inc.	4,473	240,155
ARRIS Group Inc.(a)	23,245	216,411
Aruba Networks Inc.(a)	7,980	174,842
Atheros Communications Inc.(a)	13,255	411,435
Ciena Corp.(a)(b)	17,134	237,991
Cisco Systems Inc.(a)	1,057,420	24,140,899
CommScope Inc.(a)	17,800	563,548
Comtech Telecommunications Corp.	5,313	163,747
Corning Inc.	292,367	5,344,469
EchoStar Corp. Class A(a)	3,357	71,168
Finisar Corp.(a)(b)	10,384	176,632
Harris Corp.	24,165	1,092,016
Infinera Corp.(a)	14,511	118,845
InterDigital Inc.(a)(b)	8,068	270,843
JDS Uniphase Corp.(a)	41,323	434,305
Juniper Networks Inc.(a)	97,478	3,157,312
Motorola Inc.(a)	437,137	3,562,667
NeuStar Inc. Class A(a)	13,919	359,249
Plantronics Inc.	8,999	322,884
Polycom Inc.(a)	16,029	541,460
QUALCOMM Inc.	300,571	13,564,769
RF Micro Devices Inc.(a)	51,462	375,158
SAVVIS Inc.(a)	4,926	118,175
Sonus Networks Inc.(a)	51,374	159,773
Sycamore Networks Inc.	2,644	80,616
Tekelec(a)	12,844	167,229
Tellabs Inc.	72,170	492,199
ViaSat Inc.(a)	7,571	311,698

		57,503,513

TOTAL COMMON STOCKS
(Cost: $408,195,290)		411,806,776

SHORT-TERM INVESTMENTS—0.72%

MONEY MARKET FUNDS—0.72%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.28%(c)(d)(e)	2,266,422	2,266,422
BlackRock Cash Funds: Prime, SL Agency Shares
0.26%(c)(d)(e)	315,473	315,473

Schedule of Investments (Unaudited) (Continued)

iShares® S&P North American Technology Sector Index Fund

October 31, 2010

BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(c)(d)	370,993	370,993

		2,952,888

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,952,888)		2,952,888

TOTAL INVESTMENTS IN SECURITIES—100.65%
(Cost: $411,148,178)		414,759,664
Other Assets, Less Liabilities—(0.65)%		(2,662,536)

NET ASSETS—100.00%		$412,097,128

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® S&P North American Technology-Multimedia Networking Index Fund

October 31, 2010

Security	Shares	Value

COMMON STOCKS—99.93%

BROADCAST SERVICES/PROGRAM—0.67%
DG FastChannel Inc.(a)	51,665	$1,216,711

		1,216,711
COMPUTER - INTEGRATED SYSTEMS—7.16%
Brocade Communications Systems Inc.(a)	1,068,313	6,751,738
Riverbed Technology Inc.(a)	109,373	6,293,323

		13,045,061
COMPUTERS—6.11%
Research in Motion Ltd.(a)	195,607	11,139,819

		11,139,819
INTERNET INFRASTRUCTURE SOFTWARE—6.98%
F5 Networks Inc.(a)	108,038	12,716,073

		12,716,073
INTERNET SECURITY—1.52%
Blue Coat Systems Inc.(a)	102,859	2,774,107

		2,774,107
NETWORKING PRODUCTS—22.76%
Acme Packet Inc.(a)	29,006	1,147,187
Cisco Systems Inc.(a)	606,951	13,856,691
Infinera Corp.(a)	184,979	1,514,978
Juniper Networks Inc.(a)	556,622	18,028,987
Polycom Inc.(a)	205,058	6,926,859

		41,474,702
SATELLITE TELECOMMUNICATIONS—0.48%
EchoStar Corp. Class A(a)	41,275	875,030

		875,030
SEMICONDUCTOR COMPONENTS/INTEGRATED CIRCUITS—1.34%
Emulex Corp.(a)	214,501	2,445,311

		2,445,311
TELECOMMUNICATION EQUIPMENT—22.29%
ADC Telecommunications Inc.(a)	233,464	2,962,658
ADTRAN Inc.	119,471	3,855,329
ARRIS Group Inc.(a)	301,115	2,803,381
CommScope Inc.(a)	227,702	7,209,045
Comtech Telecommunications Corp.	68,267	2,103,989
Harris Corp.	157,070	7,097,993
Plantronics Inc.	114,739	4,116,835
Sonus Networks Inc.(a)	662,277	2,059,682
Tekelec(a)	164,779	2,145,423

Schedule of Investments (Unaudited) (Continued)

iShares® S&P North American Technology-Multimedia Networking Index Fund

October 31, 2010

Tellabs Inc.	918,015	6,260,862

		40,615,197
TELECOMMUNICATION EQUIPMENT FIBER OPTICS—6.56%
Ciena Corp.(a)(b)	225,330	3,129,834
Finisar Corp.(a)(b)	131,993	2,245,201
JDS Uniphase Corp.(a)	533,354	5,605,550
Sycamore Networks Inc.	31,666	965,496

		11,946,081
WIRELESS EQUIPMENT—24.06%
Aruba Networks Inc.(a)(b)	103,137	2,259,732
InterDigital Inc.(a)(b)	106,075	3,560,938
Motorola Inc.(a)	2,031,008	16,552,715
QUALCOMM Inc.	386,456	17,440,759
ViaSat Inc.(a)	97,648	4,020,168

		43,834,312

TOTAL COMMON STOCKS
(Cost: $175,940,506)		182,082,404

SHORT-TERM INVESTMENTS—4.96%

MONEY MARKET FUNDS—4.96%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.28%(c)(d)(e)	7,782,031	7,782,031
BlackRock Cash Funds: Prime, SL Agency Shares
0.26%(c)(d)(e)	1,083,215	1,083,215
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(c)(d)	175,566	175,566

		9,040,812

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,040,812)		9,040,812

TOTAL INVESTMENTS IN SECURITIES—104.89%
(Cost: $184,981,318)		191,123,216
Other Assets, Less Liabilities—(4.89)%		(8,910,008)

NET ASSETS—100.00%		$182,213,208

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® S&P North American Technology-Software Index Fund

October 31, 2010

Security	Shares	Value

COMMON STOCKS—99.94%

APPLICATIONS SOFTWARE—33.28%
Citrix Systems Inc.(a)	301,876	$19,341,196
Compuware Corp.(a)	360,838	3,611,988
Intuit Inc.(a)	507,286	24,349,728
Microsoft Corp.	926,337	24,677,618
NetSuite Inc.(a)(b)	6,746	138,158
Nuance Communications Inc.(a)	318,975	5,011,097
Progress Software Corp.(a)	69,781	2,607,716
Quest Software Inc.(a)	69,269	1,812,770
Red Hat Inc.(a)	305,158	12,895,977
Salesforce.com Inc.(a)	162,470	18,857,893

		113,304,141
AUDIO/VIDEO PRODUCTS—0.61%
TiVo Inc.(a)	186,079	2,072,920

		2,072,920
COMMUNICATIONS SOFTWARE—0.15%
SolarWinds Inc.(a)	28,523	517,692

		517,692
COMPUTER - INTEGRATED SYSTEMS—2.83%
Jack Henry & Associates Inc.	138,619	3,764,892
MICROS Systems Inc.(a)	129,429	5,874,782

		9,639,674
COMPUTER DATA SECURITY—0.05%
Fortinet Inc.(a)	5,377	161,310

		161,310
COMPUTER SOFTWARE—0.53%
Blackbaud Inc.	70,873	1,799,466

		1,799,466
COMPUTER-AIDED DESIGN—7.03%
ANSYS Inc.(a)	146,749	6,640,392
Autodesk Inc.(a)	367,098	13,281,606
Parametric Technology Corp.(a)	186,430	4,002,652

		23,924,650
DATA PROCESSING/MANAGEMENT—1.15%
CommVault Systems Inc.(a)	69,659	2,015,235
Fair Isaac Corp.	67,319	1,618,349
Pegasystems Inc.(b)	10,570	285,918

		3,919,502

Schedule of Investments (Unaudited) (Continued)

iShares® S&P North American Technology-Software Index Fund

October 31, 2010

E-SERVICES/CONSULTING—1.53%
FactSet Research Systems Inc.(b)	59,292	5,204,652

		5,204,652
EDUCATIONAL SOFTWARE—0.68%
Blackboard Inc.(a)(b)	55,272	2,307,053

		2,307,053
ELECTRONIC COMPONENTS—SEMICONDUCTORS—2.48%
Rovi Corp.(a)	166,542	8,435,352

		8,435,352
ELECTRONIC DESIGN AUTOMATION—3.43%
Cadence Design Systems Inc.(a)	430,323	3,644,836
Mentor Graphics Corp.(a)	176,163	1,902,560
Synopsys Inc.(a)	239,845	6,135,235

		11,682,631
ELECTRONIC FORMS—7.01%
Adobe Systems Inc.(a)	847,604	23,860,053

		23,860,053
ENTERPRISE SOFTWARE/SERVICES—21.74%
Advent Software Inc.(a)	15,386	826,536
Ariba Inc.(a)	144,981	2,722,743
BMC Software Inc.(a)	288,512	13,115,755
CA Inc.	481,312	11,171,251
Concur Technologies Inc.(a)	63,364	3,270,850
Informatica Corp.(a)	149,391	6,078,720
JDA Software Group Inc.(a)	52,079	1,317,599
Lawson Software Inc.(a)	162,844	1,449,312
MicroStrategy Inc. Class A(a)	10,969	994,120
Novell Inc.(a)	566,854	3,361,444
Oracle Corp.	948,130	27,875,022
Taleo Corp. Class A(a)	64,459	1,849,329

		74,032,681
ENTERTAINMENT SOFTWARE—4.22%
Activision Blizzard Inc.	388,913	4,460,832
Electronic Arts Inc.(a)	533,354	8,453,661
Take-Two Interactive Software Inc.(a)	136,973	1,460,132

		14,374,625
HUMAN RESOURCES—0.26%
SuccessFactors Inc.(a)	32,816	889,970

		889,970
INTERNET INFRASTRUCTURE SOFTWARE—1.90%
TIBCO Software Inc.(a)	264,889	5,091,167
Websense Inc.(a)	68,741	1,383,069

		6,474,236

Schedule of Investments (Unaudited) (Continued)

iShares® S&P North American Technology-Software Index Fund

October 31, 2010

INTERNET SECURITY—9.47%
McAfee Inc.(a)	245,635	11,618,536
Symantec Corp.(a)	1,274,785	20,626,021

		32,244,557
TRANSACTIONAL SOFTWARE—1.59%
Solera Holdings Inc.	113,101	5,434,503

		5,434,503

TOTAL COMMON STOCKS
(Cost: $333,734,581)		340,279,668

SHORT-TERM INVESTMENTS—1.66%

MONEY MARKET FUNDS—1.66%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.28%(c)(d)(e)	4,883,867	4,883,867
BlackRock Cash Funds: Prime, SL Agency Shares
0.26%(c)(d)(e)	679,807	679,807
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(c)(d)	70,049	70,049

		5,633,723

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,633,723)		5,633,723

TOTAL INVESTMENTS IN SECURITIES—101.60%
(Cost: $339,368,304)		345,913,391
Other Assets, Less Liabilities—(1.60)%		(5,432,247)

NET ASSETS—100.00%		$340,481,144

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® S&P Aggressive Allocation Fund

October 31, 2010

Security	Shares	Value

EXCHANGE-TRADED FUNDS—99.94%

DOMESTIC EQUITY—59.11%
iShares S&P 500 Index Fund(a)	123,164	$14,636,810
iShares S&P MidCap 400 Index Fund(a)	139,944	11,581,765
iShares S&P SmallCap 600 Index Fund(a)	59,046	3,639,595

		29,858,170
INTERNATIONAL EQUITY—32.72%
iShares MSCI EAFE Index Fund(a)	187,052	10,663,835
iShares MSCI Emerging Markets Index Fund(a)	127,172	5,866,444

		16,530,279
DOMESTIC FIXED INCOME—8.11%
iShares Barclays Aggregate Bond Fund(a)	21,919	2,379,307
iShares Barclays TIPS Bond Fund(a)	15,383	1,717,051

		4,096,358

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $42,727,324)		50,484,807

SHORT-TERM INVESTMENTS—0.07%

MONEY MARKET FUNDS—0.07%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(a)(b)	36,687	36,687

		36,687

TOTAL SHORT-TERM INVESTMENTS
(Cost: $36,687)		36,687

TOTAL INVESTMENTS IN SECURITIES—100.01%
(Cost: $42,764,011)		50,521,494
Other Assets, Less Liabilities—(0.01)%		(3,239)

NET ASSETS—100.00%		$50,518,255

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® S&P Conservative Allocation Fund

October 31, 2010

Security	Shares	Value

EXCHANGE-TRADED FUNDS—99.94%

DOMESTIC FIXED INCOME—72.89%
iShares Barclays Aggregate Bond Fund(a)	102,875	$11,167,081
iShares Barclays Short Treasury Bond Fund(a)	127,012	14,000,533
iShares Barclays TIPS Bond Fund(a)	74,838	8,353,418

		33,521,032
DOMESTIC EQUITY—19.83%
iShares Cohen & Steers Realty Majors Index Fund(a)	26,268	1,694,811
iShares S&P 500 Index Fund(a)	45,578	5,416,490
iShares S&P MidCap 400 Index Fund(a)	18,229	1,508,632
iShares S&P SmallCap 600 Index Fund(a)	8,058	496,695

		9,116,628
INTERNATIONAL EQUITY—7.22%
iShares MSCI EAFE Index Fund(a)	43,713	2,492,078
iShares MSCI Emerging Markets Index Fund(a)	17,930	827,111

		3,319,189

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $43,192,925)		45,956,849

SHORT-TERM INVESTMENTS—0.07%

MONEY MARKET FUNDS—0.07%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(a)(b)	32,335	32,335

		32,335

TOTAL SHORT-TERM INVESTMENTS
(Cost: $32,335)		32,335

TOTAL INVESTMENTS IN SECURITIES—100.01%
(Cost: $43,225,260)		45,989,184
Other Assets, Less Liabilities—(0.01)%		(3,782)

NET ASSETS—100.00%		$45,985,402

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® S&P Growth Allocation Fund

October 31, 2010

Security	Shares	Value

EXCHANGE-TRADED FUNDS—99.91%

DOMESTIC EQUITY—40.50%
iShares Cohen & Steers Realty Majors Index Fund(a)	12,599	$812,887
iShares S&P 500 Index Fund(a)	137,540	16,345,254
iShares S&P MidCap 400 Index Fund(a)	79,858	6,609,048
iShares S&P SmallCap 600 Index Fund(a)	57,961	3,572,716

		27,339,905
DOMESTIC FIXED INCOME—39.75%
iShares Barclays Aggregate Bond Fund(a)	115,663	12,555,219
iShares Barclays Short Treasury Bond Fund(a)	62,832	6,925,971
iShares Barclays TIPS Bond Fund(a)	65,812	7,345,936

		26,827,126
INTERNATIONAL EQUITY—19.66%
iShares MSCI EAFE Index Fund(a)	207,092	11,806,315
iShares MSCI Emerging Markets Index Fund(a)	31,777	1,465,873

		13,272,188

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $60,123,287)		67,439,219

SHORT-TERM INVESTMENTS—0.10%

MONEY MARKET FUNDS—0.10%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(a)(b)	66,628	66,628

		66,628

TOTAL SHORT-TERM INVESTMENTS
(Cost: $66,628)		66,628

TOTAL INVESTMENTS IN SECURITIES—100.01%
(Cost: $60,189,915)		67,505,847
Other Assets, Less Liabilities—(0.01)%		(3,981)

NET ASSETS—100.00%		$67,501,866

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® S&P Moderate Allocation Fund

October 31, 2010

Security	Shares	Value

EXCHANGE-TRADED FUNDS—99.91%

DOMESTIC FIXED INCOME—58.05%
iShares Barclays Aggregate Bond Fund(a)	140,223	$15,221,207
iShares Barclays Short Treasury Bond Fund(a)	146,082	16,102,619
iShares Barclays TIPS Bond Fund(a)	73,446	8,198,042

		39,521,868
DOMESTIC EQUITY—25.29%
iShares Cohen & Steers Realty Majors Index Fund(a)	25,778	1,663,197
iShares S&P 500 Index Fund(a)	99,898	11,871,878
iShares S&P MidCap 400 Index Fund(a)	26,829	2,220,368
iShares S&P SmallCap 600 Index Fund(a)	23,718	1,461,977

		17,217,420
INTERNATIONAL EQUITY—16.57%
iShares MSCI EAFE Index Fund(a)	158,364	9,028,332
iShares MSCI Emerging Markets Index Fund(a)	48,761	2,249,345

		11,277,677

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $62,974,724)		68,016,965

SHORT-TERM INVESTMENTS—0.10%

MONEY MARKET FUNDS—0.10%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(a)(b)	68,060	68,060

		68,060

TOTAL SHORT-TERM INVESTMENTS
(Cost: $68,060)		68,060

TOTAL INVESTMENTS IN SECURITIES—100.01%
(Cost: $63,042,784)		68,085,025
Other Assets, Less Liabilities—(0.01)%		(5,236)

NET ASSETS—100.00%		$68,079,789

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® S&P Target Date Retirement Income Index Fund

October 31, 2010

Security	Shares	Value

EXCHANGE-TRADED FUNDS—99.92%

DOMESTIC FIXED INCOME—66.36%
iShares Barclays Aggregate Bond Fund(a)	24,553	$2,665,228
iShares Barclays Short Treasury Bond Fund(a)	6,845	754,525
iShares Barclays TIPS Bond Fund(a)	4,492	501,397

		3,921,150
DOMESTIC EQUITY—25.25%
iShares Cohen & Steers Realty Majors Index Fund(a)	1,151	74,263
iShares S&P 500 Index Fund(a)	9,870	1,172,951
iShares S&P MidCap 400 Index Fund(a)	1,594	131,919
iShares S&P SmallCap 600 Index Fund(a)	1,833	112,986

		1,492,119
INTERNATIONAL EQUITY—8.31%
iShares MSCI EAFE Index Fund(a)	7,371	420,221
iShares MSCI Emerging Markets Index Fund(a)	1,534	70,763

		490,984

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $5,782,248)		5,904,253

SHORT-TERM INVESTMENTS—0.09%

MONEY MARKET FUNDS—0.09%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(a)(b)	5,261	5,261

		5,261

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,261)		5,261

TOTAL INVESTMENTS IN SECURITIES—100.01%
(Cost: $5,787,509)		5,909,514
Other Assets, Less Liabilities—(0.01)%		(679)

NET ASSETS—100.00%		$5,908,835

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® S&P Target Date 2010 Index Fund

October 31, 2010

Security	Shares	Value

EXCHANGE-TRADED FUNDS—99.84%

DOMESTIC FIXED INCOME—53.88%
iShares Barclays Aggregate Bond Fund(a)	16,372	$1,777,180
iShares Barclays Short Treasury Bond Fund(a)	3,808	419,756
iShares Barclays TIPS Bond Fund(a)	2,643	295,012

		2,491,948
DOMESTIC EQUITY—34.72%
iShares Cohen & Steers Realty Majors Index Fund(a)	977	63,036
iShares S&P 500 Index Fund(a)	10,508	1,248,771
iShares S&P MidCap 400 Index Fund(a)	1,805	149,382
iShares S&P SmallCap 600 Index Fund(a)	2,343	144,422

		1,605,611
INTERNATIONAL EQUITY—11.24%
iShares MSCI EAFE Index Fund(a)	7,789	444,051
iShares MSCI Emerging Markets Index Fund(a)	1,648	76,022

		520,073

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $4,451,383)		4,617,632

SHORT-TERM INVESTMENTS—0.17%

MONEY MARKET FUNDS—0.17%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(a)(b)	8,084	8,084

		8,084

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,084)		8,084

TOTAL INVESTMENTS IN SECURITIES—100.01%
(Cost: $4,459,467)		4,625,716
Other Assets, Less Liabilities—(0.01)%		(614)

NET ASSETS—100.00%		$4,625,102

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® S&P Target Date 2015 Index Fund

October 31, 2010

Security	Shares	Value

EXCHANGE-TRADED FUNDS—99.86%

DOMESTIC EQUITY—43.02%
iShares Cohen & Steers Realty Majors Index Fund(a)	1,794	$115,749
iShares S&P 500 Index Fund(a)	22,096	2,625,889
iShares S&P MidCap 400 Index Fund(a)	3,919	324,336
iShares S&P SmallCap 600 Index Fund(a)	5,391	332,301

		3,398,275
DOMESTIC FIXED INCOME—42.91%
iShares Barclays Aggregate Bond Fund(a)	23,483	2,549,079
iShares Barclays Short Treasury Bond Fund(a)	4,347	479,170
iShares Barclays TIPS Bond Fund(a)	3,232	360,756

		3,389,005
INTERNATIONAL EQUITY—13.93%
iShares MSCI EAFE Index Fund(a)	16,396	934,736
iShares MSCI Emerging Markets Index Fund(a)	3,592	165,699

		1,100,435

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $7,630,804)		7,887,715

SHORT-TERM INVESTMENTS—0.15%

MONEY MARKET FUNDS—0.15%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(a)(b)	11,751	11,751

		11,751

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,751)		11,751

TOTAL INVESTMENTS IN SECURITIES—100.01%
(Cost: $7,642,555)		7,899,466
Other Assets, Less Liabilities—(0.01)%		(692)

NET ASSETS—100.00%		$7,898,774

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® S&P Target Date 2020 Index Fund

October 31, 2010

Security	Shares	Value

EXCHANGE-TRADED FUNDS—99.89%

DOMESTIC EQUITY—50.12%
iShares Cohen & Steers Realty Majors Index Fund(a)	2,724	$175,752
iShares S&P 500 Index Fund(a)	36,457	4,332,550
iShares S&P MidCap 400 Index Fund(a)	6,597	545,968
iShares S&P SmallCap 600 Index Fund(a)	9,414	580,279

		5,634,549
DOMESTIC FIXED INCOME—33.41%
iShares Barclays Aggregate Bond Fund(a)	27,561	2,991,747
iShares Barclays Short Treasury Bond Fund(a)	3,817	420,748
iShares Barclays TIPS Bond Fund(a)	3,073	343,008

		3,755,503
INTERNATIONAL EQUITY—16.36%
iShares MSCI EAFE Index Fund(a)	27,205	1,550,957
iShares MSCI Emerging Markets Index Fund(a)	6,232	287,482

		1,838,439

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $10,574,280)		11,228,491

SHORT-TERM INVESTMENTS—0.12%

MONEY MARKET FUNDS—0.12%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(a)(b)	14,032	14,032

		14,032

TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,032)		14,032

TOTAL INVESTMENTS IN SECURITIES—100.01%
(Cost: $10,588,312)		11,242,523
Other Assets, Less Liabilities—(0.01)%		(1,235)

NET ASSETS—100.00%		$11,241,288

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® S&P Target Date 2025 Index Fund

October 31, 2010

Security	Shares	Value

EXCHANGE-TRADED FUNDS—99.90%

DOMESTIC EQUITY—55.99%
iShares Cohen & Steers Realty Majors Index Fund(a)	2,487	$160,461
iShares S&P 500 Index Fund(a)	34,949	4,153,339
iShares S&P MidCap 400 Index Fund(a)	6,414	530,823
iShares S&P SmallCap 600 Index Fund(a)	9,404	579,663

		5,424,286
DOMESTIC FIXED INCOME—25.41%
iShares Barclays Aggregate Bond Fund(a)	19,156	2,079,384
iShares Barclays Short Treasury Bond Fund(a)	1,857	204,697
iShares Barclays TIPS Bond Fund(a)	1,591	177,587

		2,461,668
INTERNATIONAL EQUITY—18.50%
iShares MSCI EAFE Index Fund(a)	26,309	1,499,876
iShares MSCI Emerging Markets Index Fund(a)	6,345	292,695

		1,792,571

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $9,002,729)		9,678,525

SHORT-TERM INVESTMENTS—0.11%

MONEY MARKET FUNDS—0.11%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(a)(b)	10,789	10,789

		10,789

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,789)		10,789

TOTAL INVESTMENTS IN SECURITIES—100.01%
(Cost: $9,013,518)		9,689,314
Other Assets, Less Liabilities—(0.01)%		(979)

NET ASSETS—100.00%		$9,688,335

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® S&P Target Date 2030 Index Fund

October 31, 2010

Security	Shares	Value

EXCHANGE-TRADED FUNDS—99.91%

DOMESTIC EQUITY—60.60%
iShares Cohen & Steers Realty Majors Index Fund(a)	2,634	$169,946
iShares S&P 500 Index Fund(a)	37,899	4,503,917
iShares S&P MidCap 400 Index Fund(a)	7,031	581,886
iShares S&P SmallCap 600 Index Fund(a)	10,543	649,870

		5,905,619
INTERNATIONAL EQUITY—20.37%
iShares MSCI EAFE Index Fund(a)	28,859	1,645,251
iShares MSCI Emerging Markets Index Fund(a)	7,369	339,932

		1,985,183
DOMESTIC FIXED INCOME—18.94%
iShares Barclays Aggregate Bond Fund(a)	15,115	1,640,733
iShares Barclays Short Treasury Bond Fund(a)	1,045	115,191
iShares Barclays TIPS Bond Fund(a)	800	89,296

		1,845,220

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $9,185,674)		9,736,022

SHORT-TERM INVESTMENTS—0.10%

MONEY MARKET FUNDS—0.10%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(a)(b)	10,258	10,258

		10,258

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,258)		10,258

TOTAL INVESTMENTS IN SECURITIES—100.01%
(Cost: $9,195,932)		9,746,280
Other Assets, Less Liabilities—(0.01)%		(1,073)

NET ASSETS—100.00%		$9,745,207

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® S&P Target Date 2035 Index Fund

October 31, 2010

Security	Shares	Value

EXCHANGE-TRADED FUNDS—99.91%

DOMESTIC EQUITY—63.95%
iShares Cohen & Steers Realty Majors Index Fund(a)	1,378	$88,908
iShares S&P 500 Index Fund(a)	19,904	2,365,391
iShares S&P MidCap 400 Index Fund(a)	3,725	308,281
iShares S&P SmallCap 600 Index Fund(a)	5,701	351,410

		3,113,990
INTERNATIONAL EQUITY—21.96%
iShares MSCI EAFE Index Fund(a)	15,374	876,472
iShares MSCI Emerging Markets Index Fund(a)	4,177	192,685

		1,069,157
DOMESTIC FIXED INCOME—14.00%
iShares Barclays Aggregate Bond Fund(a)	5,717	620,580
iShares Barclays Short Treasury Bond Fund(a)	422	46,517
iShares Barclays TIPS Bond Fund(a)	133	14,846

		681,943

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $4,695,707)		4,865,090

SHORT-TERM INVESTMENTS—0.10%

MONEY MARKET FUNDS—0.10%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(a)(b)	5,008	5,008

		5,008

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,008)		5,008

TOTAL INVESTMENTS IN SECURITIES—100.01%
(Cost: $4,700,715)		4,870,098
Other Assets, Less Liabilities—(0.01)%		(482)

NET ASSETS—100.00%		$4,869,616

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® S&P Target Date 2040 Index Fund

October 31, 2010

Security	Shares	Value

EXCHANGE-TRADED FUNDS—99.92%

DOMESTIC EQUITY—66.00%
iShares Cohen & Steers Realty Majors Index Fund(a)	2,883	$186,011
iShares S&P 500 Index Fund(a)	41,248	4,901,912
iShares S&P MidCap 400 Index Fund(a)	7,762	642,383
iShares S&P SmallCap 600 Index Fund(a)	12,078	744,488

		6,474,794
INTERNATIONAL EQUITY—23.21%
iShares MSCI EAFE Index Fund(a)	32,334	1,843,361
iShares MSCI Emerging Markets Index Fund(a)	9,396	433,438

		2,276,799
DOMESTIC FIXED INCOME—10.71%
iShares Barclays Aggregate Bond Fund(a)	8,950	971,523
iShares Barclays Short Treasury Bond Fund(a)	719	79,255

		1,050,778

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $9,225,367)		9,802,371

SHORT-TERM INVESTMENTS—0.10%

MONEY MARKET FUNDS—0.10%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(a)(b)	9,534	9,534

		9,534

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,534)		9,534

TOTAL INVESTMENTS IN SECURITIES—100.02%
(Cost: $9,234,901)		9,811,905
Other Assets, Less Liabilities—(0.02)%		(2,122)

NET ASSETS—100.00%		$9,809,783

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Notes to Schedules of Investments (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These notes relate only to the schedules of investments for the iShares FTSE China 25 (formerly iShares FTSE/Xinhua China 25 Index Fund), iShares FTSE China (HK Listed), iShares FTSE Developed Small Cap ex-North America, iShares MSCI ACWI, iShares MSCI ACWI ex US, iShares MSCI ACWI ex US Consumer Discretionary Sector, iShares MSCI ACWI ex US Consumer Staples Sector, iShares MSCI ACWI ex US Energy Sector, iShares MSCI ACWI ex US Financials Sector, iShares MSCI ACWI ex US Health Care Sector, iShares MSCI ACWI ex US Industrials Sector, iShares MSCI ACWI ex US Information Technology Sector, iShares MSCI ACWI ex US Materials Sector, iShares MSCI ACWI ex US Telecommunication Services Sector, iShares MSCI ACWI ex US Utilities Sector, iShares MSCI All Country Asia ex Japan, iShares MSCI EAFE, iShares MSCI EAFE Growth, iShares MSCI EAFE Small Cap, iShares MSCI EAFE Value, iShares MSCI Emerging Markets Financials Sector, iShares MSCI Emerging Markets Materials Sector, iShares MSCI Europe Financials Sector, iShares MSCI Far East Financials Sector, iShares MSCI Kokusai, iShares NYSE 100, iShares NYSE Composite, iShares PHLX SOX Semiconductor Sector (formerly iShares S&P North American Technology-Semiconductors Index Fund), iShares S&P North American Natural Resources Sector, iShares S&P North American Technology Sector, iShares S&P North American Technology-Multimedia Networking, iShares S&P North American Technology-Software Index Funds, and the iShares S&P Aggressive Allocation, iShares S&P Conservative Allocation, iShares S&P Growth Allocation and iShares S&P Moderate Allocation Funds, and the iShares S&P Target Date Retirement Income, iShares S&P Target Date 2010, iShares S&P Target Date 2015, iShares S&P Target Date 2020, iShares S&P Target Date 2025, iShares S&P Target Date 2030, iShares S&P Target Date 2035 and iShares S&P Target Date 2040 Index Funds (each, a “Fund,” collectively, the “Funds”).

Each of the iShares S&P Allocation and iShares S&P Target Date funds is an exchange-traded fund (ETF) fund of funds that invests primarily in other iShares funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser.

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”);

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds' perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

As of October 31, 2010, the value of each of the Funds’ investments was classified as a Level 1 Price. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

The following table provides the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the three months ended October 31, 2010:

iShares Index Fund	Balance at Beginning of Period	Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers In (Out)[a]	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held at End of Period
FTSE China 25
Common Stocks	$350,583,779	—	—	$(350,583,779)[b]	—	—
FTSE China (HK Listed)
Common Stocks	1,889,381	—	—	(1,889,381)[b]	—	—
MSCI Emerging Markets Financials Sector	41,434	—	—	(41,434)[b]	—	—
Common Stocks

a	The Funds’ policy is to recognize transfers in and transfers out as of the beginning of the period in which the event occurred.
b	Represents the transfer out of Ping An Insurance (Group) Co. of China Ltd. (“Ping An”) Class H shares from Level 3 to Level 1. At the request of Ping An, shares of its stock were suspended from trading on the Hong Kong Exchange for the period from June 30, 2010 to September 1, 2010 pending the announcement of its acquisition of Shenzhen Development Bank Co.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of October 31, 2010, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
FTSE China 25	$8,561,241,089	$976,305,492	$(767,068,382)	$209,237,110
FTSE China (HK Listed)	50,651,709	11,805,748	(1,315,830)	10,489,918
FTSE Developed Small Cap ex-North America	38,944,884	4,813,005	(6,396,340)	(1,583,335)
MSCI ACWI	1,262,238,975	161,486,335	(46,846,433)	114,639,902
MSCI ACWI ex US	703,461,663	62,146,888	(30,794,994)	31,351,894
MSCI ACWI ex US Consumer Discretionary Sector	5,390,104	895,190	(25,287)	869,903
MSCI ACWI ex US Consumer Staples Sector	2,713,522	316,786	(6,816)	309,970
MSCI ACWI ex US Energy Sector	5,201,410	605,716	(31,631)	574,085
MSCI ACWI ex US Financials Sector	2,408,373	195,326	(153,356)	41,970
MSCI ACWI ex US Health Care Sector	5,069,567	505,521	(30,297)	475,224
MSCI ACWI ex US Industrials Sector	5,130,919	736,959	(39,225)	697,734
MSCI ACWI ex US Information Technology Sector	5,171,870	415,468	(81,257)	334,211
MSCI ACWI ex US Materials Sector	5,233,990	1,069,711	(28,115)	1,041,596
MSCI ACWI ex US Telecommunication Services Sector	5,158,444	813,562	(14,573)	798,989
MSCI ACWI ex US Utilities Sector	5,088,122	560,990	(49,809)	511,181
MSCI All Country Asia ex Japan	2,153,774,286	416,446,459	(19,002,470)	397,443,989
MSCI EAFE	37,929,854,763	4,855,410,461	(6,191,558,830)	(1,336,148,369)
MSCI EAFE Growth	1,202,168,689	187,998,825	(90,465,679)	97,533,146
MSCI EAFE Small Cap	1,104,951,568	214,366,671	(77,502,427)	136,864,244
MSCI EAFE Value	1,366,209,002	144,728,302	(175,370,039)	(30,641,737)
MSCI Emerging Markets Financials Sector	11,291,532	539,717	(85,084)	454,633
MSCI Emerging Markets Materials Sector	6,130,191	693,797	(239,210)	454,587
MSCI Europe Financials Sector	23,879,750	1,440,298	(281,823)	1,158,475
MSCI Far East Financials Sector	2,452,800	170,840	(178,853)	(8,013)
MSCI Kokusai	249,792,287	31,441,357	(10,783,697)	20,657,660
NYSE 100	75,882,951	3,260,453	(14,323,871)	(11,063,418)
NYSE Composite	122,487,682	6,098,169	(26,556,361)	(20,458,192)
PHLX SOX Semiconductor Sector	226,481,883	4,441,126	(40,775,242)	(36,334,116)
S&P North American Natural Resources Sector	1,839,023,541	157,440,557	(234,498,183)	(77,057,626)
S&P North American Technology Sector	415,915,902	53,171,602	(54,327,840)	(1,156,238)
S&P North American Technology-Multimedia Networking	189,139,750	18,526,275	(16,542,809)	1,983,466
S&P North American Technology-Software	341,427,953	49,590,677	(45,105,239)	4,485,438
S&P Aggressive Allocation	42,967,561	7,553,933	—	7,553,933
S&P Conservative Allocation	43,254,123	2,735,061	—	2,735,061
S&P Growth Allocation	60,424,284	7,317,300	(235,737)	7,081,563
S&P Moderate Allocation	63,161,210	4,923,815	—	4,923,815
S&P Target Date Retirement Income	5,793,718	115,796	—	115,796
S&P Target Date 2010	4,470,880	154,836	—	154,836
S&P Target Date 2015	7,650,097	249,369	—	249,369
S&P Target Date 2020	10,608,778	633,745	—	633,745
S&P Target Date 2025	9,023,732	675,820	(10,238)	665,582
S&P Target Date 2030	9,245,217	501,063	—	501,063
S&P Target Date 2035	4,742,238	127,860	—	127,860
S&P Target Date 2040	9,279,656	532,249	—	532,249

2. TRANSACTIONS WITH AFFILIATES

As of October 31, 2010, The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) for the three months ended October 31, 2010, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
MSCI ACWI
PNC Financial Services Group Inc. (The)	29,428	891	—	30,319	$1,634,194	$3,032	$—

MSCI All Country Asia ex Japan
iShares MSCI Malaysia Index Fund	1,318,215	551,547	—	1,869,762	$26,307,551	$—	$—

MSCI Kokusai
BlackRock Inc.	525	—	—	525	$89,770	$525	$—
PNC Financial Services Group Inc. (The)	6,335	—	—	6,335	341,456	634	—

					$431,226	$1,159	$—

NYSE 100
BlackRock Inc.	478	21	(499)	—	$—	$478	$(29,019)
PNC Financial Services Group Inc. (The)	5,987	806	(834)	5,959	321,190	645	(477)

					$321,190	$1,123	$(29,496)

NYSE Composite
BlackRock Inc.	307	—	(20)	287	$49,074	$297	$(90)
PNC Financial Services Group Inc. (The)	3,691	42	(333)	3,400	183,260	345	(1,385)

					$232,334	$642	$(1,475)

S&P Aggressive Allocation
iShares Barclays Aggregate Bond Fund	20,503	1,458	(42)	21,919	$2,379,307	$17,959	$(8)
iShares Barclays TIPS Bond Fund	14,389	1,023	(29)	15,383	1,717,051	5,227	33
iShares MSCI EAFE Index Fund	174,967	12,445	(360)	187,052	10,663,835	—	(939)
iShares MSCI Emerging Markets Index Fund	118,957	8,461	(246)	127,172	5,866,444	—	89
iShares S&P 500 Index Fund	115,207	8,196	(239)	123,164	14,636,810	74,661	(1,568)
iShares S&P MidCap 400 Index Fund	130,904	9,311	(271)	139,944	11,581,765	33,766	(959)
iShares S&P SmallCap 600 Index Fund	55,231	3,930	(115)	59,046	3,639,595	8,534	(509)

					$50,484,807	$140,147	$(3,861)

S&P Conservative Allocation
iShares Barclays Aggregate Bond Fund	93,230	9,645	—	102,875	$11,167,081	$82,511	$—
iShares Barclays Short Treasury Bond Fund	115,105	11,907	—	127,012	14,000,533	3,171	—
iShares Barclays TIPS Bond Fund	67,821	7,017	—	74,838	8,353,418	24,954	—
iShares Cohen & Steers Realty Majors Index Fund	23,805	2,463	—	26,268	1,694,811	11,575	—
iShares MSCI EAFE Index Fund	39,615	4,098	—	43,713	2,492,078	—	—
iShares MSCI Emerging Markets Index Fund	16,250	1,680	—	17,930	827,111	—	—
iShares S&P 500 Index Fund	41,306	4,272	—	45,578	5,416,490	27,661	—
iShares S&P MidCap 400 Index Fund	16,519	1,710	—	18,229	1,508,632	4,403	—
iShares S&P SmallCap 600 Index Fund	7,302	756	—	8,058	496,695	1,166	—

					$45,956,849	$155,441	$—

S&P Growth Allocation
iShares Barclays Aggregate Bond Fund	110,365	5,573	(275)	115,663	$12,555,219	$94,527	$148
iShares Barclays Short Treasury Bond Fund	59,953	3,029	(150)	62,832	6,925,971	1,595	(54)
iShares Barclays TIPS Bond Fund	62,797	3,172	(157)	65,812	7,345,936	22,445	321
iShares Cohen & Steers Realty Majors Index Fund	12,022	607	(30)	12,599	812,887	5,474	41
iShares MSCI EAFE Index Fund	197,607	9,977	(492)	207,092	11,806,315	—	(649)
iShares MSCI Emerging Markets Index Fund	30,322	1,531	(76)	31,777	1,465,873	—	124
iShares S&P 500 Index Fund	131,240	6,627	(327)	137,540	16,345,254	82,312	(1,527)
iShares S&P MidCap 400 Index Fund	76,200	3,848	(190)	79,858	6,609,048	19,023	(577)
iShares S&P SmallCap 600 Index Fund	55,307	2,792	(138)	57,961	3,572,716	8,270	(633)

					$67,439,219	$233,646	$(2,806)

S&P Moderate Allocation
iShares Barclays Aggregate Bond Fund	124,894	15,605	(276)	140,223	$15,221,207	$112,960	$(129)
iShares Barclays Short Treasury Bond Fund	130,112	16,256	(286)	146,082	16,102,619	3,666	(103)
iShares Barclays TIPS Bond Fund	65,417	8,173	(144)	73,446	8,198,042	24,396	(3)
iShares Cohen & Steers Realty Majors Index Fund	22,960	2,869	(51)	25,778	1,663,197	11,224	(1)
iShares MSCI EAFE Index Fund	141,051	17,622	(309)	158,364	9,028,332	—	(679)
iShares MSCI Emerging Markets Index Fund	43,430	5,427	(96)	48,761	2,249,345	—	(2)
iShares S&P 500 Index Fund	88,977	11,115	(194)	99,898	11,871,878	59,905	(927)
iShares S&P MidCap 400 Index Fund	23,896	2,987	(54)	26,829	2,220,368	6,404	(102)
iShares S&P SmallCap 600 Index Fund	21,124	2,640	(46)	23,718	1,461,977	3,391	(178)

					$68,016,965	$221,946	$(2,124)

S&P Target Date Retirement Income
iShares Barclays Aggregate Bond Fund	29,845	7,348	(12,640)	24,553	$2,665,228	$27,036	$56,937
iShares Barclays Short Treasury Bond Fund	8,242	2,020	(3,417)	6,845	754,525	235	113,835
iShares Barclays TIPS Bond Fund	5,722	1,182	(2,412)	4,492	501,397	2,182	14,336
iShares Cohen & Steers Realty Majors Index Fund	1,536	324	(709)	1,151	74,263	846	6,334
iShares MSCI EAFE Index Fund	9,838	2,373	(4,840)	7,371	420,221	—	25,860
iShares MSCI Emerging Markets Index Fund	2,065	456	(987)	1,534	70,763	—	6,672
iShares S&P 500 Index Fund	12,737	3,125	(5,992)	9,870	1,172,951	9,937	38,408
iShares S&P MidCap 400 Index Fund	2,074	547	(1,027)	1,594	131,919	654	6,090
iShares S&P SmallCap 600 Index Fund	2,366	701	(1,234)	1,833	112,986	458	4,830

					$5,904,253	$41,348	$273,302

S&P Target Date 2010
iShares Barclays Aggregate Bond Fund	10,486	6,164	(278)	16,372	$1,777,180	$10,343	$979
iShares Barclays Short Treasury Bond Fund	2,416	1,425	(33)	3,808	419,756	76	(1)
iShares Barclays TIPS Bond Fund	1,774	924	(55)	2,643	295,012	749	102
iShares Cohen & Steers Realty Majors Index Fund	687	347	(57)	977	63,036	470	4
iShares MSCI EAFE Index Fund	5,478	2,995	(684)	7,789	444,051	—	313
iShares MSCI Emerging Markets Index Fund	1,169	604	(125)	1,648	76,022	—	347
iShares Russell 2000 Index Fund	1,412	—	(1,412)	—	—	—	(6,858)
iShares S&P 500 Index Fund	7,145	3,943	(580)	10,508	1,248,771	6,924	(3,020)
iShares S&P MidCap 400 Index Fund	1,237	706	(138)	1,805	149,382	484	(388)
iShares S&P SmallCap 600 Index Fund	—	2,573	(230)	2,343	144,422	383	830

					$4,617,632	$19,429	$(7,692)

S&P Target Date 2015
iShares Barclays Aggregate Bond Fund	17,920	6,153	(590)	23,483	$2,549,079	$15,246	$1,923
iShares Barclays Short Treasury Bond Fund	3,286	1,127	(66)	4,347	479,170	88	(3)
iShares Barclays TIPS Bond Fund	2,585	744	(97)	3,232	360,756	919	184
iShares Cohen & Steers Realty Majors Index Fund	1,503	372	(81)	1,794	115,749	681	(85)
iShares MSCI EAFE Index Fund	13,738	3,713	(1,055)	16,396	934,736	—	(920)
iShares MSCI Emerging Markets Index Fund	3,035	754	(197)	3,592	165,699	—	126
iShares Russell 2000 Index Fund	3,870	—	(3,870)	—	—	—	(18,795)
iShares S&P 500 Index Fund	17,901	4,982	(787)	22,096	2,625,889	11,488	(3,966)
iShares S&P MidCap 400 Index Fund	3,201	942	(224)	3,919	324,336	830	(603)
iShares S&P SmallCap 600 Index Fund	—	5,802	(411)	5,391	332,301	696	775

					$7 ,887,715	$29,948	$(21,364)

S&P Target Date 2020
iShares Barclays Aggregate Bond Fund	26,128	2,437	(1,004)	27,561	$2,991,747	$22,198	$1,195
iShares Barclays Short Treasury Bond Fund	3,585	325	(93)	3,817	420,748	95	(4)
iShares Barclays TIPS Bond Fund	3,053	151	(131)	3,073	343,008	1,085	253
iShares Cohen & Steers Realty Majors Index Fund	2,836	10	(122)	2,724	175,752	1,278	(15)
iShares MSCI EAFE Index Fund	28,318	539	(1,652)	27,205	1,550,957	—	(3,061)
iShares MSCI Emerging Markets Index Fund	6,541	24	(333)	6,232	287,482	—	810
iShares S&P 500 Index Fund	36,692	819	(1,054)	36,457	4,332,550	23,414	(5,637)
iShares S&P MidCap 400 Index Fund	6,694	251	(348)	6,597	545,968	1,725	(987)
iShares S&P SmallCap 600 Index Fund	9,472	612	(670)	9,414	580,279	1,501	(3,031)

					$11,228,491	$51,296	$(10,477)

S&P Target Date 2025
iShares Barclays Aggregate Bond Fund	15,059	4,747	(650)	19,156	$2,079,384	$13,588	$2,242
iShares Barclays Short Treasury Bond Fund	1,446	455	(44)	1,857	204,697	41	(11)
iShares Barclays TIPS Bond Fund	1,311	343	(63)	1,591	177,587	501	121
iShares Cohen & Steers Realty Majors Index Fund	2,147	439	(99)	2,487	160,461	1,155	(32)
iShares MSCI EAFE Index Fund	22,709	4,926	(1,326)	26,309	1,499,876	—	329
iShares MSCI Emerging Markets Index Fund	5,522	1,123	(300)	6,345	292,695	—	500
iShares S&P 500 Index Fund	29,168	6,442	(661)	34,949	4,153,339	22,225	(3,657)
iShares S&P MidCap 400 Index Fund	5,397	1,289	(272)	6,414	530,823	1,661	(771)
iShares S&P SmallCap 600 Index Fund	7,847	2,128	(571)	9,404	579,663	1,484	(2,538)

					$9,678,525	$40,655	$(3,817)

S&P Target Date 2030
iShares Barclays Aggregate Bond Fund	14,196	1,580	(661)	15,115	$1,640,733	$12,034	$1,010
iShares Barclays Short Treasury Bond Fund	972	106	(33)	1,045	115,191	26	(1)
iShares Barclays TIPS Bond Fund	788	53	(41)	800	89,296	280	51
iShares Cohen & Steers Realty Majors Index Fund	2,717	29	(112)	2,634	169,946	1,213	(100)
iShares MSCI EAFE Index Fund	29,761	316	(1,218)	28,859	1,645,251	—	(273)
iShares MSCI Emerging Markets Index Fund	7,662	29	(322)	7,369	339,932	—	474
iShares Russell 2000 Index Fund	9,315	—	(9,315)	—	—	—	(45,240)
iShares S&P 500 Index Fund	37,789	524	(414)	37,899	4,503,917	23,909	(2,458)
iShares S&P MidCap 400 Index Fund	7,069	202	(240)	7,031	581,886	1,806	(684)
iShares S&P SmallCap 600 Index Fund	—	11,095	(552)	10,543	649,870	1,651	3,884

					$9,736,022	$40,919	$(43,337)

S&P Target Date 2035
iShares Barclays Aggregate Bond Fund	3,570	2,325	(178)	5,717	$620,580	$3,505	$489
iShares Barclays Short Treasury Bond Fund	261	171	(10)	422	46,517	8	—
iShares Barclays TIPS Bond Fund	87	51	(5)	133	14,846	37	9
iShares Cohen & Steers Realty Majors Index Fund	948	482	(52)	1,378	88,908	631	(48)
iShares MSCI EAFE Index Fund	10,540	5,386	(552)	15,374	876,472	—	(126)
iShares MSCI Emerging Markets Index Fund	2,887	1,442	(152)	4,177	192,685	—	144
iShares Russell 2000 Index Fund	3,349	—	(3,349)	—	—	—	(16,265)
iShares S&P 500 Index Fund	13,194	6,816	(106)	19,904	2,365,391	12,481	(715)
iShares S&P MidCap 400 Index Fund	2,488	1,341	(104)	3,725	308,281	951	(296)
iShares S&P SmallCap 600 Index Fund	—	5,963	(262)	5,701	351,410	887	855

					$4,865,090	$18,500	$(15,953)

S&P Target Date 2040
iShares Barclays Aggregate Bond Fund	9,682	1,180	(1,912)	8,950	$971,523	$8,195	$10,032
iShares Barclays Short Treasury Bond Fund	771	92	(144)	719	79,255	20	3
iShares Cohen & Steers Realty Majors Index Fund	3,464	57	(638)	2,883	186,011	1,539	12,745
iShares MSCI EAFE Index Fund	38,787	200	(6,653)	32,334	1,843,361	—	48,215
iShares MSCI Emerging Markets Index Fund	11,366	44	(2,014)	9,396	433,438	—	18,684
iShares S&P 500 Index Fund	47,724	511	(6,987)	41,248	4,901,912	30,031	123,827
iShares S&P MidCap 400 Index Fund	9,072	211	(1,521)	7,762	642,383	2,306	31,352
iShares S&P SmallCap 600 Index Fund	14,046	701	(2,669)	12,078	744,488	2,194	25,502

					$9,802,371	$44,285	$270,360

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.

3. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates; such reinvestments are subject to investment risk.

As of October 31, 2010, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA.

Item 2.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date:	December 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date:	December 21, 2010

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	December 21, 2010